     As filed with the Securities and Exchange Commission on April 4, 2013


                                           REGISTRATION STATEMENT NOS. 333-96519
                                                                       811-03927
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-6
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 19


                                     And/Or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               AMENDMENT NO. 112


                                   -----------
                MetLife of CT Fund UL for Variable Life Insurance
                           (Exact name of Registrant)
                    MetLife Insurance Company of Connecticut
                               (Name of Depositor)

            1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910

              (Address of Depositor's Principal Executive Offices) Depositor's Telephone Number, including area code: (860) 308-1000

                              MARIE C. SWIFT, ESQ.
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b)


[X]   on April 29, 2013 pursuant to paragraph (b)


[ ]   ___ days after filing pursuant to paragraph (a)(1)

[ ]   on ______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

__    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being registered: Flexible Premium Variable Life Insurance Policies

================================================================================

This registration statement incorporates by reference the prospectuses and supplements dated April 30, 2012, May 1, 2011, May 1, 2010, May 1, 2009 and April 28, 2008 for the MetLife Variable Life Policy, each as filed in Post-Effective Amendment No. 18 filed April 5, 2012, Post-Effective Amendment No. 17 filed April 6, 2011, Post-Effective Amendment No. 16 filed April 7, 2010, Post-Effective Amendment No. 15 filed April 9, 2009 and Post-Effective Amendment
No. 13 filed April 7, 2008, respectively, to the Registration Statement on
Form N-6, File No. 333-96519.

                             METLIFE VARIABLE LIFE

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                     APRIL 29, 2013 PROSPECTUS SUPPLEMENT


                           ISSUED TO INDIVIDUALS BY:
METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL FOR VARIABLE
                                LIFE INSURANCE

This prospectus supplement updates certain information contained in your last prospectus dated April 28, 2008, as annually and periodically supplemented, for MetLife Variable Life, a flexible premium variable life insurance policy issued by MetLife Insurance Company of Connecticut (the "Company"). Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners.

You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE FUNDS, listed below). A fixed rate option (THE FIXED ACCOUNT) is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select. The following Funds are available under all Policies (please see "The Funds" section for additional Funds that may be available depending on when you purchased your Policy):

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Contrafund(R) Portfolio -- Service Class
  Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Templeton Foreign Securities Fund
GOLDMAN SACHS VARIABLE INSURANCE TRUST -- INSTITUTIONAL SHARES
  Goldman Sachs Strategic Growth Fund
JANUS ASPEN SERIES -- SERVICE SHARES
  Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  ClearBridge Variable Aggressive Growth Portfolio -- Class I ClearBridge Variable All Cap Value Portfolio -- Class I ClearBridge Variable Equity Income Portfolio -- Class II ClearBridge Variable Large Cap Growth Portfolio -- Class I

LEGG MASON PARTNERS VARIABLE INCOME TRUST

  Western Asset Variable High Income Portfolio

MET INVESTORS SERIES TRUST
  Clarion Global Real Estate Portfolio -- Class A

  Invesco Comstock Portfolio -- Class B

  Invesco Small Cap Growth Portfolio -- Class A
  Janus Forty Portfolio -- Class A
  Lord Abbett Bond Debenture Portfolio -- Class A
  MetLife Aggressive Strategy Portfolio -- Class B
  MFS(R) Emerging Markets Equity Portfolio -- Class B
  PIMCO Inflation Protected Bond Portfolio -- Class A
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  T. Rowe Price Large Cap Value Portfolio -- Class B
  Third Avenue Small Cap Value Portfolio -- Class B


METROPOLITAN SERIES FUND

  BlackRock Capital Appreciation Portfolio -- Class A

  BlackRock Diversified Portfolio -- Class A


  BlackRock Money Market Portfolio -- Class A
  Davis Venture Value Portfolio -- Class A

  Frontier Mid Cap Growth Portfolio -- Class D

  MetLife Conservative Allocation Portfolio -- Class B
  MetLife Conservative to Moderate Allocation Portfolio -- Class B MetLife Moderate Allocation Portfolio -- Class B
  MetLife Moderate to Aggressive Allocation Portfolio -- Class B
  MetLife Stock Index Portfolio -- Class A
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  Russell 2000(R) Index Portfolio -- Class A
  T. Rowe Price Large Cap Growth Portfolio -- Class B
  T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management U.S. Government Portfolio -- Class A
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  Pioneer Mid Cap Value VCT Portfolio
THE MERGER FUND VL
VANGUARD VARIABLE INSURANCE FUND
  Mid-Cap Index Portfolio
  Total Stock Market Index Portfolio


Certain Funds may have been subject to a name change or merger. Please see "Additional Information Regarding Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                           FUND CHARGES AND EXPENSES

The next two tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.


The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2012. Certain Funds may impose a redemption fee in the future. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2012, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. Current prospectuses for the Fund can be obtained by calling 1-800-334-4298.


MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES


                                                                            MINIMUM   MAXIMUM
                                                                          --------- ---------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses)............   0.18%     3.10%


FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                DISTRIBUTION                               TOTAL                  NET TOTAL
                                                   AND/OR                                 ANNUAL     FEE WAIVER    ANNUAL
                                     MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE OPERATING
FUND                                    FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES  REIMBURSEMENT  EXPENSES
----                                 ---------- ------------ -------- ------------------ --------- -------------- ---------
AMERICAN FUNDS INSURANCE SERIES(R)
  -- CLASS 2
 American Funds Global Growth
   Fund.............................    0.53%       0.25%      0.03%          --           0.81%          --        0.81%
 American Funds Growth Fund.........    0.33%       0.25%      0.02%          --           0.60%          --        0.60%
 American Funds Growth-Income
   Fund.............................    0.27%       0.25%      0.02%          --           0.54%          --        0.54%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
 Contrafund(R) Portfolio -- Service
   Class............................    0.56%       0.10%      0.08%          --           0.74%          --        0.74%
 Equity-Income Portfolio -- Initial
   Class+...........................    0.46%         --       0.10%          --           0.56%          --        0.56%
 High Income Portfolio -- Initial
   Class+...........................    0.56%         --       0.12%          --           0.68%          --        0.68%
 Mid Cap Portfolio -- Service
   Class 2..........................    0.56%       0.25%      0.09%          --           0.90%          --        0.90%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST --
  CLASS 2
 Franklin Small-Mid Cap Growth
   Securities Fund+.................    0.51%       0.25%      0.29%          --           1.05%          --        1.05%
 Templeton Foreign Securities
   Fund.............................    0.64%       0.25%      0.15%          --           1.04%          --        1.04%
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST -- INSTITUTIONAL SHARES
 Goldman Sachs Strategic Growth
   Fund.............................    0.75%         --       0.09%          --           0.84%        0.04%       0.80%

                                                 DISTRIBUTION                               TOTAL                  NET TOTAL
                                                    AND/OR                                 ANNUAL     FEE WAIVER    ANNUAL
                                      MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE OPERATING
FUND                                     FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES  REIMBURSEMENT  EXPENSES
----                                  ---------- ------------ -------- ------------------ --------- -------------- ---------
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio................    0.64%       0.25%      0.05%           --          0.94%          --        0.94%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
 ClearBridge Variable Aggressive
   Growth Portfolio -- Class I.......    0.75%         --       0.06%           --          0.81%        0.00%       0.81%
 ClearBridge Variable All Cap
   Value Portfolio -- Class I........    0.75%         --       0.06%           --          0.81%        0.00%       0.81%
 ClearBridge Variable Equity
   Income Portfolio -- Class II......    0.75%       0.25%      0.07%           --          1.07%        0.00%       1.07%
 ClearBridge Variable Large Cap
   Growth Portfolio -- Class I.......    0.75%         --       0.13%           --          0.88%        0.00%       0.88%
 ClearBridge Variable Large Cap
   Value Portfolio -- Class I+.......    0.65%         --       0.09%           --          0.74%        0.00%       0.74%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
 Western Asset Variable High
   Income Portfolio..................    0.60%         --       0.12%           --          0.72%        0.00%       0.72%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate
   Portfolio -- Class A..............    0.60%         --       0.06%           --          0.66%          --        0.66%
 Invesco Comstock Portfolio --
   Class B...........................    0.57%       0.25%      0.03%           --          0.85%        0.02%       0.83%
 Invesco Small Cap Growth
   Portfolio -- Class A..............    0.85%         --       0.02%           --          0.87%        0.01%       0.86%
 Janus Forty Portfolio -- Class A....    0.63%         --       0.03%           --          0.66%        0.01%       0.65%
 Lord Abbett Bond Debenture
   Portfolio -- Class A..............    0.51%         --       0.03%           --          0.54%          --        0.54%
 MetLife Aggressive Strategy
   Portfolio -- Class B..............    0.09%       0.25%      0.01%         0.72%         1.07%          --        1.07%
 MFS(R) Emerging Markets Equity
   Portfolio -- Class A+.............    0.91%         --       0.16%           --          1.07%        0.02%       1.05%
 MFS(R) Emerging Markets Equity
   Portfolio -- Class B..............    0.91%       0.25%      0.16%           --          1.32%        0.02%       1.30%
 MFS(R) Research International
   Portfolio -- Class B+.............    0.68%       0.25%      0.07%           --          1.00%        0.05%       0.95%
 Morgan Stanley Mid Cap Growth
   Portfolio -- Class B+.............    0.65%       0.25%      0.07%           --          0.97%        0.01%       0.96%
 Oppenheimer Global Equity
   Portfolio -- Class A+.............    0.67%         --       0.09%           --          0.76%        0.02%       0.74%
 Oppenheimer Global Equity
   Portfolio -- Class B+.............    0.67%       0.25%      0.09%           --          1.01%        0.02%       0.99%
 PIMCO Inflation Protected Bond
   Portfolio -- Class A..............    0.47%         --       0.11%           --          0.58%          --        0.58%
 PIMCO Total Return Portfolio --
   Class B...........................    0.48%       0.25%      0.03%           --          0.76%          --        0.76%
 Pioneer Fund Portfolio --
   Class A...........................    0.64%         --       0.04%           --          0.68%        0.03%       0.65%

                                                DISTRIBUTION                               TOTAL                  NET TOTAL
                                                   AND/OR                                 ANNUAL     FEE WAIVER    ANNUAL
                                     MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE OPERATING
FUND                                    FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES  REIMBURSEMENT  EXPENSES
----                                 ---------- ------------ -------- ------------------ --------- -------------- ---------
 Pioneer Strategic Income
   Portfolio -- Class A.............    0.57%         --       0.06%           --          0.63%          --        0.63%
 T. Rowe Price Large Cap Value
   Portfolio -- Class B.............    0.57%       0.25%      0.02%           --          0.84%          --        0.84%
 Third Avenue Small Cap Value
   Portfolio -- Class B.............    0.74%       0.25%      0.03%           --          1.02%        0.01%       1.01%
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation
   Portfolio -- Class A.............    0.70%         --       0.03%           --          0.73%        0.01%       0.72%
 BlackRock Diversified Portfolio --
   Class A..........................    0.46%         --       0.07%           --          0.53%          --        0.53%
 BlackRock Money Market
   Portfolio -- Class A.............    0.33%         --       0.02%           --          0.35%        0.01%       0.34%
 Davis Venture Value Portfolio --
   Class A..........................    0.70%         --       0.03%           --          0.73%        0.05%       0.68%
 Frontier Mid Cap Growth
   Portfolio -- Class D.............    0.73%       0.10%      0.05%           --          0.88%        0.02%       0.86%
 Jennison Growth Portfolio --
   Class A+.........................    0.61%         --       0.03%           --          0.64%        0.07%       0.57%
 MetLife Conservative Allocation
   Portfolio -- Class B.............    0.09%       0.25%      0.02%         0.54%         0.90%        0.01%       0.89%
 MetLife Conservative to Moderate
   Allocation Portfolio --
   Class B..........................    0.07%       0.25%      0.01%         0.58%         0.91%        0.00%       0.91%
 MetLife Moderate Allocation
   Portfolio -- Class B.............    0.06%       0.25%        --          0.63%         0.94%        0.00%       0.94%
 MetLife Moderate to Aggressive
   Allocation Portfolio --
   Class B..........................    0.06%       0.25%      0.01%         0.67%         0.99%        0.00%       0.99%
 MetLife Stock Index Portfolio --
   Class A..........................    0.25%         --       0.03%           --          0.28%        0.01%       0.27%
 MFS(R) Total Return Portfolio --
   Class F..........................    0.55%       0.20%      0.05%           --          0.80%          --        0.80%
 MFS(R) Value Portfolio --
   Class A..........................    0.70%         --       0.03%           --          0.73%        0.13%       0.60%
 Russell 2000(R) Index Portfolio --
   Class A..........................    0.25%         --       0.08%         0.09%         0.42%        0.00%       0.42%
 T. Rowe Price Large Cap Growth
   Portfolio -- Class B.............    0.60%       0.25%      0.04%           --          0.89%        0.01%       0.88%
 T. Rowe Price Small Cap Growth
   Portfolio -- Class B.............    0.49%       0.25%      0.06%           --          0.80%          --        0.80%
 Western Asset Management U.S.
   Government Portfolio --
   Class A..........................    0.47%         --       0.03%           --          0.50%        0.02%       0.48%
PIONEER VARIABLE CONTRACTS TRUST --
  CLASS II
 Pioneer Mid Cap Value VCT
   Portfolio........................    0.65%       0.25%      0.07%           --          0.97%          --        0.97%

                                             DISTRIBUTION                               TOTAL                  NET TOTAL
                                                AND/OR                                 ANNUAL     FEE WAIVER    ANNUAL
                                  MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE OPERATING
FUND                                 FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES  REIMBURSEMENT  EXPENSES
----                              ---------- ------------ -------- ------------------ --------- -------------- ---------
THE MERGER FUND VL                   1.25%        --        1.81%         0.04%         3.10%        1.14%       1.96%
VANGUARD VARIABLE INSURANCE FUND
 Mid-Cap Index Portfolio.........    0.22%        --        0.04%           --          0.26%          --        0.26%
 Total Stock Market Index
   Portfolio.....................      --         --          --          0.18%         0.18%          --        0.18%



--------------

+   Not available under all Policies. Availability depends on Policy issue date.

Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Fund, but that the expenses of the Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Fund's board of directors or trustees, are not shown.

Certain Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


                                                  INVESTMENT                          INVESTMENT
          FUNDING OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
------------------------------------ -------------------------------------- --------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
 American Funds Global Growth        Seeks long-term growth of capital.     Capital Research and Management
   Fund                                                                     Company
 American Funds Growth Fund          Seeks growth of capital.               Capital Research and Management
                                                                            Company
 American Funds Growth-Income        Seeks long-term growth of capital and  Capital Research and Management
   Fund                              income.                                Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
 Contrafund(R) Portfolio -- Service  Seeks long-term capital appreciation.  Fidelity Management & Research
   Class                                                                    Company
                                                                            Subadviser: FMR Co., Inc.
 Equity-Income Portfolio -- Initial  Seeks reasonable income. The fund      Fidelity Management & Research
   Class+                            will also consider the potential for   Company
                                     capital appreciation. The fund's goal  Subadviser: FMR Co., Inc.
                                     is to achieve a yield which exceeds
                                     the composite yield on the securities
                                     comprising the S&P 500(R) Index.
 High Income Portfolio -- Initial    Seeks a high level of current income,  Fidelity Management & Research
   Class+                            while also considering growth of       Company
                                     capital.                               Subadviser: FMR Co., Inc.
 Mid Cap Portfolio -- Service        Seeks long-term growth of capital.     Fidelity Management & Research
   Class 2                                                                  Company
                                                                            Subadviser: FMR Co., Inc.

                                                INVESTMENT                            INVESTMENT
         FUNDING OPTION                         OBJECTIVE                          ADVISER/SUBADVISER
--------------------------------- --------------------------------------- -------------------------------------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST --
  CLASS 2
 Franklin Small-Mid Cap Growth    Seeks long-term capital growth.         Franklin Advisers, Inc.
   Securities Fund+
 Templeton Foreign Securities     Seeks long-term capital growth.         Templeton Investment Counsel, LLC
   Fund
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST -- INSTITUTIONAL SHARES
 Goldman Sachs Strategic Growth   Seeks long-term growth of capital.      Goldman Sachs Asset Management,
   Fund                                                                   L.P.
JANUS ASPEN SERIES -- SERVICE
  SHARES
 Enterprise Portfolio             Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
 ClearBridge Variable Aggressive  Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
   Growth Portfolio -- Class I                                            LLC
                                                                          Subadviser: ClearBridge Investments,
                                                                          LLC
 ClearBridge Variable All Cap     Seeks long-term capital growth.         Legg Mason Partners Fund Advisor,
   Value Portfolio -- Class I     Current income is a secondary           LLC
                                  consideration.                          Subadviser: ClearBridge Investments,
                                                                          LLC
 ClearBridge Variable Equity      Seeks a high level of current income.   Legg Mason Partners Fund Advisor,
   Income Portfolio -- Class II   Long-term capital appreciation is a     LLC
                                  secondary objective.                    Subadviser: ClearBridge Investments,
                                                                          LLC
 ClearBridge Variable Large Cap   Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
   Growth Portfolio -- Class I                                            LLC
                                                                          Subadviser: ClearBridge Investments,
                                                                          LLC
 ClearBridge Variable Large Cap   Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
   Value Portfolio -- Class I+    Current income is a secondary           LLC
                                  objective.                              Subadviser: ClearBridge Investments,
                                                                          LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
 Western Asset Variable High      Seeks high current income as its        Legg Mason Partners Fund Advisor,
   Income Portfolio               primary objective and capital           LLC
                                  appreciation as its secondary           Subadvisers: Western Asset
                                  objective.                              Management Company; Western
                                                                          Asset Management Company Limited
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate       Seeks total return through investment   MetLife Advisers, LLC
   Portfolio -- Class A           in real estate securities, emphasizing  Subadviser: CBRE Clarion Securities
                                  both capital appreciation and current   LLC
                                  income.
 Invesco Comstock Portfolio --    Seeks capital growth and income.        MetLife Advisers, LLC
   Class B                                                                Subadviser: Invesco Advisers, Inc.

                                                 INVESTMENT                              INVESTMENT
         FUNDING OPTION                           OBJECTIVE                          ADVISER/SUBADVISER
---------------------------------- ---------------------------------------- --------------------------------------
 Invesco Small Cap Growth          Seeks long-term growth of capital.       MetLife Advisers, LLC
   Portfolio -- Class A                                                     Subadviser: Invesco Advisers, Inc.
 Janus Forty Portfolio -- Class A  Seeks capital appreciation.              MetLife Advisers, LLC
                                                                            Subadviser: Janus Capital
                                                                            Management LLC
 Lord Abbett Bond Debenture        Seeks high current income and the        MetLife Advisers, LLC
   Portfolio -- Class A            opportunity for capital appreciation to  Subadviser: Lord, Abbett & Co. LLC produce a high total return.
 MetLife Aggressive Strategy       Seeks growth of capital.                 MetLife Advisers, LLC
   Portfolio -- Class B
 MFS(R) Emerging Markets Equity    Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class A+                                                    Subadviser: Massachusetts Financial
                                                                            Services Company
 MFS(R) Emerging Markets Equity    Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class B                                                     Subadviser: Massachusetts Financial
                                                                            Services Company
 MFS(R) Research International     Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class B+                                                    Subadviser: Massachusetts Financial
                                                                            Services Company
 Morgan Stanley Mid Cap Growth     Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class B+                                                    Subadviser: Morgan Stanley
                                                                            Investment Management Inc.
 Oppenheimer Global Equity         Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class A+                                                    Subadviser: OppenheimerFunds, Inc.
 Oppenheimer Global Equity         Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class B+                                                    Subadviser: OppenheimerFunds, Inc.
 PIMCO Inflation Protected Bond    Seeks maximum real return,               MetLife Advisers, LLC
   Portfolio -- Class A            consistent with preservation of capital  Subadviser: Pacific Investment
                                   and prudent investment management.       Management Company LLC
 PIMCO Total Return Portfolio --   Seeks maximum total return,              MetLife Advisers, LLC
   Class B                         consistent with the preservation of      Subadviser: Pacific Investment
                                   capital and prudent investment           Management Company LLC
                                   management.
 Pioneer Fund Portfolio --         Seeks reasonable income and capital      MetLife Advisers, LLC
   Class A                         growth.                                  Subadviser: Pioneer Investment
                                                                            Management, Inc.
 Pioneer Strategic Income          Seeks a high level of current income.    MetLife Advisers, LLC
   Portfolio -- Class A                                                     Subadviser: Pioneer Investment
                                                                            Management, Inc.
 T. Rowe Price Large Cap Value     Seeks long-term capital appreciation     MetLife Advisers, LLC
   Portfolio -- Class B            by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                   believed to be undervalued. Income       Inc.
                                   is a secondary objective.
 Third Avenue Small Cap Value      Seeks long-term capital appreciation.    MetLife Advisers, LLC
   Portfolio -- Class B                                                     Subadviser: Third Avenue
                                                                            Management LLC
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation    Seeks long-term growth of capital.       MetLife Advisers, LLC
   Portfolio -- Class A                                                     Subadviser: BlackRock Advisors, LLC
 BlackRock Diversified             Seeks high total return while            MetLife Advisers, LLC
   Portfolio -- Class A            attempting to limit investment risk      Subadviser: BlackRock Advisors, LLC
                                   and preserve capital.

                                                   INVESTMENT                              INVESTMENT
          FUNDING OPTION                            OBJECTIVE                          ADVISER/SUBADVISER
------------------------------------ ---------------------------------------- --------------------------------------
 BlackRock Money Market              Seeks a high level of current income     MetLife Advisers, LLC
   Portfolio -- Class A              consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                     capital.
 Davis Venture Value Portfolio --    Seeks growth of capital.                 MetLife Advisers, LLC
   Class A                                                                    Subadviser: Davis Selected Advisers,
                                                                              L.P.
 Frontier Mid Cap Growth             Seeks maximum capital appreciation.      MetLife Advisers, LLC
   Portfolio -- Class D                                                       Subadviser: Frontier Capital
                                                                              Management Company, LLC
 Jennison Growth Portfolio --        Seeks long-term growth of capital.       MetLife Advisers, LLC
   Class A+                                                                   Subadviser: Jennison Associates LLC
 MetLife Conservative Allocation     Seeks a high level of current income,    MetLife Advisers, LLC
   Portfolio -- Class B              with growth of capital as a secondary
                                     objective.
 MetLife Conservative to             Seeks high total return in the form of   MetLife Advisers, LLC
   Moderate Allocation               income and growth of capital, with a
   Portfolio -- Class B              greater emphasis on income.
 MetLife Moderate Allocation         Seeks a balance between a high level     MetLife Advisers, LLC
   Portfolio -- Class B              of current income and growth of
                                     capital, with a greater emphasis on
                                     growth of capital.
 MetLife Moderate to Aggressive      Seeks growth of capital.                 MetLife Advisers, LLC
   Allocation Portfolio -- Class B
 MetLife Stock Index Portfolio --    Seeks to track the performance of the    MetLife Advisers, LLC
   Class A                           Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                     Stock Price Index.                       Management, LLC
 MFS(R) Total Return Portfolio --    Seeks a favorable total return through   MetLife Advisers, LLC
   Class F                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                              Services Company
 MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.              MetLife Advisers, LLC
                                                                              Subadviser: Massachusetts Financial
                                                                              Services Company
 Russell 2000(R) Index Portfolio --  Seeks to track the performance of the    MetLife Advisers, LLC
   Class A                           Russell 2000(R) Index.                   Subadviser: MetLife Investment
                                                                              Management, LLC
 T. Rowe Price Large Cap Growth      Seeks long-term growth of capital        MetLife Advisers, LLC
   Portfolio -- Class B              and, secondarily, dividend income.       Subadviser: T. Rowe Price Associates,
                                                                              Inc.
 T. Rowe Price Small Cap Growth      Seeks long-term capital growth.          MetLife Advisers, LLC
   Portfolio -- Class B                                                       Subadviser: T. Rowe Price Associates,
                                                                              Inc.
 Western Asset Management U.S.       Seeks to maximize total return           MetLife Advisers, LLC
   Government Portfolio --           consistent with preservation of capital  Subadviser: Western Asset
   Class A                           and maintenance of liquidity.            Management Company
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
 Pioneer Mid Cap Value VCT           Seeks capital appreciation by            Pioneer Investment Management, Inc.
   Portfolio                         investing in a diversified portfolio of
                                     securities consisting primarily of
                                     common stocks.
THE MERGER FUND VL                   Seeks to achieve capital growth by       Westchester Capital Management,
                                     engaging in merger arbitrage.            LLC

                                                INVESTMENT                      INVESTMENT
         FUNDING OPTION                         OBJECTIVE                    ADVISER/SUBADVISER
--------------------------------- --------------------------------------- -------------------------
VANGUARD VARIABLE INSURANCE FUND
 Mid-Cap Index Portfolio          Seeks to track the performance of a     The Vanguard Group, Inc.
                                  benchmark index that measures the
                                  investment return of mid-
                                  capitalization stocks.
 Total Stock Market Index         Seeks to track the performance of a     The Vanguard Group, Inc.
   Portfolio                      benchmark index that measures the
                                  investment return of the overall stock
                                  market.

--------------
+   Not available under all Policies. Availability depends on Policy issue date.

ADDITIONAL INFORMATION REGARDING FUNDS


Certain Funds were subject to a name change or merger. The chart below identifies the former name and new name of each of these Funds, and, where applicable, the former name and new name of the trust of which the Fund is part.

FUND NAME CHANGES



              FORMER NAME                              NEW NAME
 --------------------------------------  -------------------------------------
 LEGG MASON PARTNERS VARIABLE EQUITY     LEGG MASON PARTNERS VARIABLE EQUITY
   TRUST                                   TRUST
   Legg Mason ClearBridge Variable         ClearBridge Variable Aggressive
    Aggressive Growth Portfolio             Growth Portfolio
   Legg Mason ClearBridge Variable         ClearBridge Variable All Cap Value
    Fundamental All Cap Value Portfolio     Portfolio
   Legg Mason ClearBridge Variable         ClearBridge Variable Equity Income
    Equity Income Builder Portfolio         Portfolio
   Legg Mason ClearBridge Variable         ClearBridge Variable Large Cap
    Large Cap Growth Portfolio              Growth Portfolio
   Legg Mason ClearBridge Variable         ClearBridge Variable Large Cap
    Large Cap Value Portfolio               Value Portfolio
 LEGG MASON PARTNERS VARIABLE INCOME     LEGG MASON PARTNERS VARIABLE INCOME
   TRUST                                   TRUST
   Legg Mason Western Asset Variable       Western Asset Variable High Income
    High Income Portfolio                   Portfolio
 MET INVESTORS SERIES TRUST              MET INVESTORS SERIES TRUST
   Van Kampen Comstock Portfolio           Invesco Comstock Portfolio
 METROPOLITAN SERIES FUND                METROPOLITAN SERIES FUND
   BlackRock Aggressive Growth             Frontier Mid Cap Growth Portfolio
    Portfolio
   BlackRock Legacy Large Cap Growth       BlackRock Capital Appreciation
    Portfolio                               Portfolio



FUND MERGERS

The following former Funds merged with and into the new Funds.



              FORMER FUND                             NEW FUND
 -------------------------------------  -------------------------------------
 MET INVESTORS SERIES TRUST             METROPOLITAN SERIES FUND
   RCM Technology Portfolio               T. Rowe Price Large Cap Growth
                                           Portfolio
 METROPOLITAN SERIES FUND               METROPOLITAN SERIES FUND
   FI Value Leaders Portfolio             MFS(R) Value Portfolio
 METROPOLITAN SERIES FUND               MET INVESTORS SERIES TRUST
   Oppenheimer Global Equity Portfolio    Oppenheimer Global Equity
                                           Portfolio (formerly Met/Templeton
                                           Growth Portfolio)

                     CHARGES AGAINST THE SEPARATE ACCOUNT


We are waiving a portion of the Mortality and Expense Risk Charge for Investment Options investing in certain Funds. We are waiving 0.15% for the Investment Option investing in the Western Asset Management U.S. Government Portfolio (Class A). For the Investment Options investing in the following Funds, we are waiving an amount equal to the excess, if any, of the Fund's expenses over the following percentages: 0.65% for the PIMCO Inflation Protected Bond Portfolio (Class A), 0.265% for the MetLife Stock Index Portfolio (Class A), 1.10% for the Third Avenue Small Cap Value Portfolio (Class B), 1.10% for the MFS Research International Portfolio (Class B), 0.84% for the T. Rowe Price Small Cap Growth Portfolio (Class B), 0.68% for the Jennison Growth Portfolio (Class A), 0.62% for the Oppenheimer Global Equity Portfolio (Class A), 0.87% for the Oppenheimer Global Equity Portfolio (Class
B), 0.84% for the Invesco Comstock Portfolio (Class B), and 1.22% for the T. Rowe Price Large Cap Growth Portfolio (Class B).


                                   TRANSFERS
--------------------------------------------------------------------------------


THE FOLLOWING REPLACES IN ITS ENTIRETY THE "MARKET TIMING/ EXCESSIVE TRADING"
SECTION:

RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Policy Owners to transfer Cash Value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Funds, which in turn may adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e. American Funds Global Growth Fund, Clarion Global Real Estate Portfolio, Fidelity(R) VIP High Income Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Invesco Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Russell 2000(R) Index Portfolio, Templeton Foreign Securities Fund, T. Rowe Price Small Cap Growth Portfolio, Third Avenue Small Cap Value Portfolio and Western Asset Variable High Income Portfolio -- the "Monitored Funds") and we monitor transfer activity in those Monitored Funds. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Funds. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each of the Monitored Funds, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Policy that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE FUNDS. We may change the Monitored Funds at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Funds under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail and will reject transfer requests requested via facsimile, telephone or Internet. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

    . reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

    . reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Policy Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate frequent transfers in any Fund and there are no arrangements in place to permit any Policy Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the frequent transfer policies established by the Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in frequent trading, the Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Policy Owner.


You should read the Fund prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying Funds and may disrupt fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Funds except where the manager of a particular underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some fund managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Policy Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.

DEATH BENEFIT

THE FOLLOWING PARAGRAPH IS ADDED TO THE "PAYING THE DEATH BENEFIT AND PAYMENT OPTIONS" SECTION:

Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the date any death benefit is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the beneficiary of the death benefit, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on our books and records. ("Escheatment" is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Policy's death benefit from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designation -- including complete names and complete address -- if and as they change. You should contact us at 1-800-334-4298 in order to make a change to your beneficiary designation.


                          FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to, the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a Modified Endowment Contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service (IRS). The Company cannot guarantee that those laws or interpretations will remain unchanged.

IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY FEDERAL ESTATE TAX, FOREIGN OR STATE AND LOCAL TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISER SHOULD BE CONSULTED.

IRS Circular 230 Notice: The tax information contained herein is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. You should seek tax advice based on your particular circumstances from an independent tax adviser.

                     POTENTIAL BENEFITS OF LIFE INSURANCE

A life insurance contract, including the Policy, is a unique financial instrument that along with providing protection for premature death, also provides a number of potential tax advantages including:

    . INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes if the requirements of IRC Section 101 are satisfied.)

    . INCOME TAX-FREE GROWTH OF POLICY CASH VALUES (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn -- including tax-free transfers among the Investment Options, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)

    . INCOME TAX-FREE ACCESS TO CASH VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances, such as where you adhere to certain premium limits, a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.)

Whether and how these benefits may be utilized is largely governed by IRC Sections 7702, 7702A, 817 and 101. These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

    .  A definition of a life insurance contract

    .  Diversification requirements for separate account assets

    . Limitations on policy owner's control over the assets in a separate account

    . Guidelines to determine the maximum amount of premium that may be paid into a policy

    .  Limitations on withdrawals from a policy

    . Qualification testing for all life insurance policies that have cash value features.

                           TAX STATUS OF THE POLICY

DEFINITION OF LIFE INSURANCE

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under
SECTION 7702 OF THE IRC. Complying with either the cash value accumulation test or the guideline premium test set forth in IRC Section 7702 will satisfy this definition. This Policy uses the guideline premium test. Guidance as to how IRC
Section 7702 and the guideline premium test are to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above.

The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes. The death benefit under a Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued.

DIVERSIFICATION

In addition to meeting the definition of a life insurance contract in IRC
Section 7702 of the IRC, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to
SECTION 817(H) of the IRC. If fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status, or to non-qualified plans, there could be adverse consequences under the diversification rules.

The Separate Account, through the funds, intends to comply with these requirements. Although the Company does not control the funds, the Company intends to monitor the investments of the mutual funds to ensure compliance with these diversification requirements.

INVESTOR CONTROL

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the separate account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the separate account assets supporting the Policy.

                       TAX TREATMENT OF POLICY BENEFITS

The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

IN GENERAL

The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1); unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in the IRC Section 101 (a) (2) applies.

In the case of employer-owned life insurance as defined in IRC Section 101(j), the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the Death Benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.

In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Cash Value, including increments thereof, until there is a distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding Indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. Furthermore, such actions may have Federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.

THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."

MODIFIED ENDOWMENT CONTRACTS

Special tax considerations apply to "Modified Endowment Contracts" (MEC). A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT UNDER IRC SECTION 7702 BUT WHICH FAILS TO SATISFY A 7-PAY TEST SET FORTH IN IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the stated amount of the Policy may cause a re-test under the 7-pay test and could cause your Policy to become a MEC.

Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, in general, any policy received in exchange for a life insurance contract that is not a MEC will generally not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.

LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.

The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and complete surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The foregoing exceptions generally do not apply to corporate Policy owners.

If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.

For purposes of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.

The death benefit of a modified endowment contract remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the cash value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of a MEC after age 59 1/2 will have the same tax consequences as life insurance policies generally as described above in "Tax Treatment of Policy Benefits."

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

Distributions from a policy that is not classified as a modified endowment contract are generally TREATED AS FIRST RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS DISTRIBUTING TAXABLE INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued where, as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a complete surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness discharged exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal advisor before effecting any change to a policy that is not a modified endowment contract.

TREATMENT OF LOAN INTEREST

If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans will generally not be tax deductible. Ownership of the Policy by a corporation, trust or other non-natural person could jeopardize some (or all) of such entity's interest deduction even where such entity's indebtedness is in no way connected to the Policy, unless the insured is an employee, officer, director or 20% owner.

INVESTMENT IN THE POLICY

Investment in the policy generally includes the aggregate amount of premiums or other consideration paid for the policy, reduced by non-taxable distributions.

BUSINESS USES OF POLICY

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of IRC Section 101(j) may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax or legal adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has issued new guidelines on split dollar arrangements. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax or legal adviser.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy Owners since the Company is the owner of the assets from which the tax benefits are derived.

                           OTHER TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.


In general, current rules provide for a $5 million estate, gift and generation-skipping transfer tax exemption (as indexed for inflation) and a top tax rate of 40 percent.


The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

                              INSURABLE INTEREST

The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured's death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for federal income tax purposes. It is the responsibility of the Policy Owner, not the life insurance carrier, to determine the existence of insurable interest in the life of the Insured under applicable state law.

                          THE COMPANY'S INCOME TAXES

The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for federal income taxes that may be attributable to the Separate Account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the Separate Account under future tax law.

Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.

                            ALTERNATIVE MINIMUM TAX

Please consult your tax or legal adviser for alternative minimum tax rules as they may impact your Policy.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Investment Options of MetLife of CT Fund UL for Variable Life Insurance included in this Prospectus Supplement, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.


 Book 47                                                       April 29, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Policy Owners of
MetLife of CT Fund UL for Variable Life Insurance and Board of Directors of
MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Fund UL for Variable Life Insurance (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Investment Options listed in Note 2 as of December 31, 2012, the related statements of operations for the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Investment Options constituting the Separate Account of the Company as of December 31, 2012, the results of their operations for the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 28, 2013

This page is intentionally left blank.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2012


                                             AMERICAN FUNDS       AMERICAN FUNDS       AMERICAN FUNDS        FIDELITY VIP
                                              GLOBAL GROWTH           GROWTH            GROWTH-INCOME         CONTRAFUND
                                            INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   ------------------   ------------------   -------------------
ASSETS:
   Investments at fair value.............  $       19,188,979   $       43,099,574   $       23,760,973   $        20,338,358
   Due from MetLife Insurance Company
     of Connecticut......................                  --                   --                   --                    --
                                           ------------------   ------------------   ------------------   -------------------
       Total Assets......................          19,188,979           43,099,574           23,760,973            20,338,358
                                           ------------------   ------------------   ------------------   -------------------
LIABILITIES:
   Accrued fees..........................                  --                   --                    9                    12
   Due to MetLife Insurance Company
     of Connecticut......................                   1                   --                   --                    --
                                           ------------------   ------------------   ------------------   -------------------
       Total Liabilities.................                   1                   --                    9                    12
                                           ------------------   ------------------   ------------------   -------------------

NET ASSETS...............................  $       19,188,978   $       43,099,574   $       23,760,964   $        20,338,346
                                           ==================   ==================   ==================   ===================


 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                                                                                             FTVIPT FRANKLIN
                                              FIDELITY VIP         FIDELITY VIP          FIDELITY VIP         SMALL-MID CAP
                                              EQUITY-INCOME         HIGH INCOME             MID CAP         GROWTH SECURITIES
                                            INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   -------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $       14,587,040   $         3,406,842   $        9,878,058   $        5,871,798
   Due from MetLife Insurance Company
     of Connecticut......................                  --                    --                   --                   --
                                           ------------------   -------------------   ------------------   ------------------
       Total Assets......................          14,587,040             3,406,842            9,878,058            5,871,798
                                           ------------------   -------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  --                    24                   37                   46
   Due to MetLife Insurance Company
     of Connecticut......................                  --                    --                   --                    1
                                           ------------------   -------------------   ------------------   ------------------
       Total Liabilities.................                  --                    24                   37                   47
                                           ------------------   -------------------   ------------------   ------------------

NET ASSETS...............................  $       14,587,040   $         3,406,818   $        9,878,021   $        5,871,751
                                           ==================   ===================   ==================   ==================


                                                                 FTVIPT TEMPLETON
                                            FTVIPT TEMPLETON        GLOBAL BOND         GOLDMAN SACHS          JANUS ASPEN
                                           FOREIGN SECURITIES       SECURITIES        STRATEGIC GROWTH         ENTERPRISE
                                            INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                           ------------------   ------------------   ------------------   -------------------
ASSETS:
   Investments at fair value.............  $       20,051,520   $        7,845,183   $        3,648,177   $         5,613,069
   Due from MetLife Insurance Company
     of Connecticut......................                  --                   --                   --                    --
                                           ------------------   ------------------   ------------------   -------------------
       Total Assets......................          20,051,520            7,845,183            3,648,177             5,613,069
                                           ------------------   ------------------   ------------------   -------------------
LIABILITIES:
   Accrued fees..........................                  24                   33                   51                    57
   Due to MetLife Insurance Company
     of Connecticut......................                   1                   --                   --                     1
                                           ------------------   ------------------   ------------------   -------------------
       Total Liabilities.................                  25                   33                   51                    58
                                           ------------------   ------------------   ------------------   -------------------

NET ASSETS...............................  $       20,051,495   $        7,845,150   $        3,648,126   $         5,613,011
                                           ==================   ==================   ==================   ===================

                                                                       LMPVET
                                                  LMPVET             CLEARBRIDGE
                                           CLEARBRIDGE VARIABLE    VARIABLE EQUITY
                                             AGGRESSIVE GROWTH     INCOME BUILDER
                                             INVESTMENT OPTION    INVESTMENT OPTION
                                           --------------------  ------------------
ASSETS:
   Investments at fair value.............   $       12,128,628   $        1,889,025
   Due from MetLife Insurance Company
     of Connecticut......................                   --                   --
                                           --------------------  ------------------
       Total Assets......................           12,128,628            1,889,025
                                           --------------------  ------------------
LIABILITIES:
   Accrued fees..........................                   31                   66
   Due to MetLife Insurance Company
     of Connecticut......................                    1                    1
                                           --------------------  ------------------
       Total Liabilities.................                   32                   67
                                           --------------------  ------------------

NET ASSETS...............................   $       12,128,596   $        1,888,958
                                           ====================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                LMPVET
                                         CLEARBRIDGE VARIABLE        LMPVET               LMPVET               LMPVET
                                              FUNDAMENTAL     CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE  VARIABLE LIFESTYLE
                                             ALL CAP VALUE      LARGE CAP GROWTH      LARGE CAP VALUE      ALLOCATION 50%
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                         -------------------- -------------------- --------------------  ------------------
ASSETS:
   Investments at fair value............  $       23,426,468   $        9,457,374   $        9,169,500   $          101,010
   Due from MetLife Insurance Company
     of Connecticut.....................                  --                   --                   --                   --
                                         -------------------- -------------------- --------------------  ------------------
       Total Assets.....................          23,426,468            9,457,374            9,169,500              101,010
                                         -------------------- -------------------- --------------------  ------------------
LIABILITIES:
   Accrued fees.........................                  55                   76                  102                   46
   Due to MetLife Insurance Company
     of Connecticut.....................                  12                   --                   13                    1
                                         -------------------- -------------------- --------------------  ------------------
       Total Liabilities................                  67                   76                  115                   47
                                         -------------------- -------------------- --------------------  ------------------

NET ASSETS..............................  $       23,426,401   $        9,457,298   $        9,169,385   $          100,963
                                         ==================== ==================== ====================  ==================


                                               LMPVET               LMPVET           LMPVIT WESTERN
                                         VARIABLE LIFESTYLE   VARIABLE LIFESTYLE     ASSET VARIABLE       MIST BLACKROCK
                                           ALLOCATION 70%       ALLOCATION 85%         HIGH INCOME          HIGH YIELD
                                          INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                         ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............ $          111,212   $          217,124   $        9,036,496   $          125,036
   Due from MetLife Insurance Company
     of Connecticut.....................                 --                   --                   --                   --
                                         ------------------   ------------------   ------------------   ------------------
       Total Assets.....................            111,212              217,124            9,036,496              125,036
                                         ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                 74                   51                  113                   47
   Due to MetLife Insurance Company
     of Connecticut.....................                  5                    1                   24                   --
                                         ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                 79                   52                  137                   47
                                         ------------------   ------------------   ------------------   ------------------

NET ASSETS.............................. $          111,133   $          217,072   $        9,036,359   $          124,989
                                         ==================   ==================   ==================   ==================


                                                                  MIST HARRIS
                                            MIST CLARION            OAKMARK
                                         GLOBAL REAL ESTATE      INTERNATIONAL
                                          INVESTMENT OPTION    INVESTMENT OPTION
                                         ------------------   ------------------
ASSETS:
   Investments at fair value............ $        5,757,538   $           13,048
   Due from MetLife Insurance Company
     of Connecticut.....................                 --                   --
                                         ------------------   ------------------
       Total Assets.....................          5,757,538               13,048
                                         ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                 54                   45
   Due to MetLife Insurance Company
     of Connecticut.....................                 --                    1
                                         ------------------   ------------------
       Total Liabilities................                 54                   46
                                         ------------------   ------------------

NET ASSETS.............................. $        5,757,484   $           13,002
                                         ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                              MIST INVESCO                           MIST LOOMIS SAYLES    MIST LORD ABBETT
                                            SMALL CAP GROWTH     MIST JANUS FORTY      GLOBAL MARKETS       BOND DEBENTURE
                                            INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $        1,973,846   $       26,302,085   $        5,714,727   $        7,398,816
   Due from MetLife Insurance Company
     of Connecticut.....................                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets.....................            1,973,846           26,302,085            5,714,727            7,398,816
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  179                   65                   43                   11
   Due to MetLife Insurance Company
     of Connecticut.....................                    3                    1                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                  182                   66                   43                   11
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................   $        1,973,664   $       26,302,019   $        5,714,684   $        7,398,805
                                           ==================   ==================   ==================   ==================

                                                                     MIST MFS             MIST MFS
                                              MIST METLIFE           EMERGING             RESEARCH             MIST MLA
                                           AGGRESSIVE STRATEGY    MARKETS EQUITY        INTERNATIONAL           MID CAP
                                            INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           -------------------  ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $        2,423,434   $        8,947,307   $        7,038,130   $            4,408
   Due from MetLife Insurance Company
     of Connecticut.....................                   --                   --                   --                   --
                                           -------------------  ------------------   ------------------   ------------------
       Total Assets.....................            2,423,434            8,947,307            7,038,130                4,408
                                           -------------------  ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  123                   92                  164                   59
   Due to MetLife Insurance Company
     of Connecticut.....................                    2                    3                    8                    1
                                           -------------------  ------------------   ------------------   ------------------
       Total Liabilities................                  125                   95                  172                   60
                                           -------------------  ------------------   ------------------   ------------------

NET ASSETS..............................   $        2,423,309   $        8,947,212   $        7,037,958   $            4,348
                                           ===================  ==================   ==================   ==================

                                                  MIST              MIST PIMCO
                                             MORGAN STANLEY          INFLATION
                                             MID CAP GROWTH       PROTECTED BOND
                                            INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   ------------------
ASSETS:
   Investments at fair value............   $          209,238   $        5,732,001
   Due from MetLife Insurance Company
     of Connecticut.....................                   --                   --
                                           ------------------   ------------------
       Total Assets.....................              209,238            5,732,001
                                           ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                   47                  157
   Due to MetLife Insurance Company
     of Connecticut.....................                   --                   --
                                           ------------------   ------------------
       Total Liabilities................                   47                  157
                                           ------------------   ------------------

NET ASSETS..............................   $          209,191   $        5,731,844
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                              MIST PIMCO              MIST             MIST PIONEER          MIST RCM
                                             TOTAL RETURN         PIONEER FUND       STRATEGIC INCOME       TECHNOLOGY
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION   INVESTMENT OPTION
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $       38,235,661   $        1,619,769   $       15,325,364   $        2,009,468
   Due from MetLife Insurance Company
     of Connecticut.....................                  --                   --                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................          38,235,661            1,619,769           15,325,364            2,009,468
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                   6                  175                   77                  101
   Due to MetLife Insurance Company
     of Connecticut.....................                   1                    3                   14                    1
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                   7                  178                   91                  102
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $       38,235,654   $        1,619,591   $       15,325,273   $        2,009,366
                                          ==================   ==================   ==================   ==================

                                                 MIST                                                       MSF BARCLAYS
                                             T. ROWE PRICE      MIST THIRD AVENUE     MIST VAN KAMPEN     CAPITAL AGGREGATE
                                            LARGE CAP VALUE      SMALL CAP VALUE         COMSTOCK            BOND INDEX
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $        3,472,752   $        9,587,505   $        3,533,649   $          34,765
   Due from MetLife Insurance Company
     of Connecticut.....................                  --                   --                   --                   1
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................           3,472,752            9,587,505            3,533,649              34,766
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  77                   --                   46                   7
   Due to MetLife Insurance Company
     of Connecticut.....................                   1                    1                   --                  --
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                  78                    1                   46                   7
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $        3,472,674   $        9,587,504   $        3,533,603   $          34,759
                                          ==================   ==================   ==================   ==================


                                             MSF BLACKROCK        MSF BLACKROCK
                                           AGGRESSIVE GROWTH       BOND INCOME
                                           INVESTMENT OPTION    INVESTMENT OPTION
                                          ------------------   ------------------
ASSETS:
   Investments at fair value............  $        2,711,190   $          638,060
   Due from MetLife Insurance Company
     of Connecticut.....................                  --                   --
                                          ------------------   ------------------
       Total Assets.....................           2,711,190              638,060
                                          ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                 140                  115
   Due to MetLife Insurance Company
     of Connecticut.....................                   2                   13
                                          ------------------   ------------------
       Total Liabilities................                 142                  128
                                          ------------------   ------------------

NET ASSETS..............................  $        2,711,048   $          637,932
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                   MSF BLACKROCK
                                              MSF BLACKROCK        LEGACY LARGE          MSF BLACKROCK          MSF DAVIS
                                               DIVERSIFIED          CAP GROWTH           MONEY MARKET         VENTURE VALUE
                                            INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   -------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $       10,247,615   $        23,409,296   $       30,015,644   $        3,443,207
   Due from MetLife Insurance Company
     of Connecticut......................                  --                    --                   --                   --
                                           ------------------   -------------------   ------------------   ------------------
       Total Assets......................          10,247,615            23,409,296           30,015,644            3,443,207
                                           ------------------   -------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  24                    49                   41                   48
   Due to MetLife Insurance Company
     of Connecticut......................                   1                     8                   --                   --
                                           ------------------   -------------------   ------------------   ------------------
       Total Liabilities.................                  25                    57                   41                   48
                                           ------------------   -------------------   ------------------   ------------------

NET ASSETS...............................  $       10,247,590   $        23,409,239   $       30,015,603   $        3,443,159
                                           ==================   ===================   ==================   ==================

                                                                                          MSF METLIFE          MSF METLIFE
                                                 MSF FI            MSF JENNISON          CONSERVATIVE        CONSERVATIVE TO
                                              VALUE LEADERS           GROWTH              ALLOCATION       MODERATE ALLOCATION
                                            INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   -------------------   ------------------   -------------------
ASSETS:
   Investments at fair value.............  $        9,097,591   $        17,009,045   $        1,664,436   $        1,591,745
   Due from MetLife Insurance Company
     of Connecticut......................                   1                    --                   --                   --
                                           ------------------   -------------------   ------------------   -------------------
       Total Assets......................           9,097,592            17,009,045            1,664,436            1,591,745
                                           ------------------   -------------------   ------------------   -------------------
LIABILITIES:
   Accrued fees..........................                  74                    52                  123                  116
   Due to MetLife Insurance Company
     of Connecticut......................                  --                    10                    1                    1
                                           ------------------   -------------------   ------------------   -------------------
       Total Liabilities.................                  74                    62                  124                  117
                                           ------------------   -------------------   ------------------   -------------------

NET ASSETS...............................  $        9,097,518   $        17,008,983   $        1,664,312   $        1,591,628
                                           ==================   ===================   ==================   ===================

                                                                     MSF METLIFE
                                                MSF METLIFE          MODERATE TO
                                            MODERATE ALLOCATION AGGRESSIVE ALLOCATION
                                             INVESTMENT OPTION    INVESTMENT OPTION
                                           -------------------- ---------------------
ASSETS:
   Investments at fair value.............  $         5,917,953   $        5,107,468
   Due from MetLife Insurance Company
     of Connecticut......................                   --                   --
                                           -------------------- ---------------------
       Total Assets......................            5,917,953            5,107,468
                                           -------------------- ---------------------
LIABILITIES:
   Accrued fees..........................                  192                  133
   Due to MetLife Insurance Company
     of Connecticut......................                    2                    1
                                           -------------------- ---------------------
       Total Liabilities.................                  194                  134
                                           -------------------- ---------------------

NET ASSETS...............................  $         5,917,759   $        5,107,334
                                           ==================== =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                               MSF METLIFE            MSF MFS                                   MSF MSCI
                                               STOCK INDEX         TOTAL RETURN          MSF MFS VALUE         EAFE INDEX
                                            INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   -------------------  -------------------   ------------------
ASSETS:
   Investments at fair value.............  $       42,213,325   $        27,693,936  $         8,880,585   $          205,352
   Due from MetLife Insurance Company
     of Connecticut......................                  --                    --                   --                   --
                                           ------------------   -------------------  -------------------   ------------------
       Total Assets......................          42,213,325            27,693,936            8,880,585              205,352
                                           ------------------   -------------------  -------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  29                    59                  110                   77
   Due to MetLife Insurance Company
     of Connecticut......................                  --                    17                    1                   --
                                           ------------------   -------------------  -------------------   ------------------
       Total Liabilities.................                  29                    76                  111                   77
                                           ------------------   -------------------  -------------------   ------------------

NET ASSETS...............................  $       42,213,296   $        27,693,860  $         8,880,474   $          205,275
                                           ==================   ===================  ===================   ==================


                                             MSF OPPENHEIMER     MSF RUSSELL 2000     MSF T. ROWE PRICE     MSF T. ROWE PRICE
                                              GLOBAL EQUITY            INDEX          LARGE CAP GROWTH      SMALL CAP GROWTH
                                            INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                           ------------------   ------------------   ------------------   -------------------
ASSETS:
   Investments at fair value.............  $       19,307,581   $       13,995,856   $        2,556,016   $         8,039,169
   Due from MetLife Insurance Company
     of Connecticut......................                  --                   --                   --                    --
                                           ------------------   ------------------   ------------------   -------------------
       Total Assets......................          19,307,581           13,995,856            2,556,016             8,039,169
                                           ------------------   ------------------   ------------------   -------------------
LIABILITIES:
   Accrued fees..........................                 121                   79                   58                    29
   Due to MetLife Insurance Company
     of Connecticut......................                  --                    1                    1                    --
                                           ------------------   ------------------   ------------------   -------------------
       Total Liabilities.................                 121                   80                   59                    29
                                           ------------------   ------------------   ------------------   -------------------

NET ASSETS...............................  $       19,307,460   $       13,995,776   $        2,555,957   $         8,039,140
                                           ==================   ==================   ==================   ===================

                                            MSF WESTERN ASSET
                                               MANAGEMENT           PIONEER VCT
                                             U.S. GOVERNMENT       MID CAP VALUE
                                            INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   ------------------
ASSETS:
   Investments at fair value.............  $       14,165,815   $        4,542,799
   Due from MetLife Insurance Company
     of Connecticut......................                  --                   --
                                           ------------------   ------------------
       Total Assets......................          14,165,815            4,542,799
                                           ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  78                   67
   Due to MetLife Insurance Company
     of Connecticut......................                   1                   --
                                           ------------------   ------------------
       Total Liabilities.................                  79                   67
                                           ------------------   ------------------

NET ASSETS...............................  $       14,165,736   $        4,542,732
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2012


                                                                                          VANGUARD VIF      VANGUARD VIF TOTAL
                                                                 THE MERGER FUND VL       MID-CAP INDEX     STOCK MARKET INDEX
                                                                  INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                                                 ------------------   -------------------   ------------------
ASSETS:
   Investments at fair value..................................   $        3,371,505   $         3,642,482   $        6,670,926
   Due from MetLife Insurance Company of Connecticut..........                   --                    --                   --
                                                                 ------------------   -------------------   ------------------
       Total Assets...........................................            3,371,505             3,642,482            6,670,926
                                                                 ------------------   -------------------   ------------------
LIABILITIES:
   Accrued fees...............................................                   88                   126                  111
   Due to MetLife Insurance Company of Connecticut............                   --                    25                   28
                                                                 ------------------   -------------------   ------------------
       Total Liabilities......................................                   88                   151                  139
                                                                 ------------------   -------------------   ------------------

NET ASSETS....................................................   $        3,371,417   $         3,642,331   $        6,670,787
                                                                 ==================   ===================   ==================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                             AMERICAN FUNDS       AMERICAN FUNDS       AMERICAN FUNDS        FIDELITY VIP
                                              GLOBAL GROWTH           GROWTH            GROWTH-INCOME         CONTRAFUND
                                            INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   ------------------   -------------------  -------------------
INVESTMENT INCOME:
      Dividends..........................  $          164,343   $          335,972   $           373,133  $           250,933
                                           ------------------   ------------------   -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             141,001              336,882               176,868              159,233
      Administrative charges.............               6,104               19,203                 6,719                8,621
                                           ------------------   ------------------   -------------------  -------------------
        Total expenses...................             147,105              356,085               183,587              167,854
                                           ------------------   ------------------   -------------------  -------------------
          Net investment income (loss)...              17,238             (20,113)               189,546               83,079
                                           ------------------   ------------------   -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --                   --                    --                   --
      Realized gains (losses) on sale of
        investments......................             244,492              761,804               210,608               23,104
                                           ------------------   ------------------   -------------------  -------------------
          Net realized gains (losses)....             244,492              761,804               210,608               23,104
                                           ------------------   ------------------   -------------------  -------------------
      Change in unrealized gains (losses)
        on investments...................           3,264,901            5,877,993             3,062,348            2,721,755
                                           ------------------   ------------------   -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           3,509,393            6,639,797             3,272,956            2,744,859
                                           ------------------   ------------------   -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        3,526,631   $        6,619,684   $         3,462,502  $         2,827,938
                                           ==================   ==================   ===================  ===================

                                                                                                             FTVIPT FRANKLIN
                                              FIDELITY VIP         FIDELITY VIP          FIDELITY VIP         SMALL-MID CAP
                                              EQUITY-INCOME         HIGH INCOME             MID CAP         GROWTH SECURITIES
                                            INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                           -------------------  -------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $           444,101  $           191,917   $           38,088   $               --
                                           -------------------  -------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              102,284               23,233               73,598               47,130
      Administrative charges.............                8,091                1,601                2,948                2,663
                                           -------------------  -------------------   ------------------   ------------------
        Total expenses...................              110,375               24,834               76,546               49,793
                                           -------------------  -------------------   ------------------   ------------------
          Net investment income (loss)...              333,726              167,083             (38,458)             (49,793)
                                           -------------------  -------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........              904,746                   --              787,739              426,033
      Realized gains (losses) on sale of
        investments......................             (99,638)             (61,080)               84,117               79,933
                                           -------------------  -------------------   ------------------   ------------------
          Net realized gains (losses)....              805,108             (61,080)              871,856              505,966
                                           -------------------  -------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................            1,010,313              317,969              392,848              103,704
                                           -------------------  -------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................            1,815,421              256,889            1,264,704              609,670
                                           -------------------  -------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $         2,149,147  $           423,972   $        1,226,246   $          559,877
                                           ===================  ===================   ==================   ==================

                                                                 FTVIPT TEMPLETON
                                            FTVIPT TEMPLETON        GLOBAL BOND
                                           FOREIGN SECURITIES       SECURITIES
                                            INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $          549,484   $          481,249
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             144,765               58,965
      Administrative charges.............               9,469                6,972
                                           ------------------   ------------------
        Total expenses...................             154,234               65,937
                                           ------------------   ------------------
          Net investment income (loss)...             395,250              415,312
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --               11,711
      Realized gains (losses) on sale of
        investments......................            (94,781)               48,184
                                           ------------------   ------------------
          Net realized gains (losses)....            (94,781)               59,895
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................           2,693,484              528,983
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           2,598,703              588,878
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        2,993,953   $        1,004,190
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                          LMPVET              LMPVET
                                                                                        CLEARBRIDGE         CLEARBRIDGE
                                             GOLDMAN SACHS         JANUS ASPEN      VARIABLE AGGRESSIVE   VARIABLE EQUITY
                                           STRATEGIC GROWTH        ENTERPRISE             GROWTH          INCOME BUILDER
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION   INVESTMENT OPTION
                                          ------------------   ------------------   ------------------- ------------------
INVESTMENT INCOME:
      Dividends.........................  $           24,783   $               --   $           50,021  $           53,120
                                          ------------------   ------------------   ------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              28,517               44,182               96,842              14,400
      Administrative charges............               2,555                1,430                4,258                  25
                                          ------------------   ------------------   ------------------- ------------------
        Total expenses..................              31,072               45,612              101,100              14,425
                                          ------------------   ------------------   ------------------- ------------------
          Net investment income (loss)..             (6,289)             (45,612)             (51,079)              38,695
                                          ------------------   ------------------   ------------------- ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                   --              456,793                  --
      Realized gains (losses) on sale of
        investments.....................              82,929              294,244              585,391              32,634
                                          ------------------   ------------------   ------------------- ------------------
          Net realized gains (losses)...              82,929              294,244            1,042,184              32,634
                                          ------------------   ------------------   ------------------- ------------------
      Change in unrealized gains (losses)
        on investments..................             520,957              564,601              981,810             171,660
                                          ------------------   ------------------   ------------------- ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................             603,886              858,845            2,023,994             204,294
                                          ------------------   ------------------   ------------------- ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $          597,597   $          813,233   $        1,972,915  $          242,989
                                          ==================   ==================   =================== ==================

                                                 LMPVET
                                          CLEARBRIDGE VARIABLE        LMPVET               LMPVET              LMPVET
                                               FUNDAMENTAL     CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE VARIABLE LIFESTYLE
                                              ALL CAP VALUE      LARGE CAP GROWTH      LARGE CAP VALUE     ALLOCATION 50%
                                            INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION   INVESTMENT OPTION
                                          -------------------- -------------------- -------------------- ------------------
INVESTMENT INCOME:
      Dividends.........................   $          392,101    $           63,368  $          206,514  $            3,063
                                          -------------------- -------------------- -------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              193,013                76,237              74,975               1,528
      Administrative charges............               22,018                 4,134               8,201                 686
                                          -------------------- -------------------- -------------------- ------------------
        Total expenses..................              215,031                80,371              83,176               2,214
                                          -------------------- -------------------- -------------------- ------------------
          Net investment income (loss)..              177,070              (17,003)             123,338                 849
                                          -------------------- -------------------- -------------------- ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                   --               585,608               8,901                  --
      Realized gains (losses) on sale of
        investments.....................              190,637               446,254           (156,667)              14,836
                                          -------------------- -------------------- -------------------- ------------------
          Net realized gains (losses)...              190,637             1,031,862           (147,766)              14,836
                                          -------------------- -------------------- -------------------- ------------------
      Change in unrealized gains (losses)
        on investments..................            2,820,184               595,301           1,354,202               4,420
                                          -------------------- -------------------- -------------------- ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................            3,010,821             1,627,163           1,206,436              19,256
                                          -------------------- -------------------- -------------------- ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $        3,187,891    $        1,610,160  $        1,329,774  $           20,105
                                          ==================== ==================== ==================== ==================


                                                LMPVET               LMPVET
                                          VARIABLE LIFESTYLE   VARIABLE LIFESTYLE
                                            ALLOCATION 70%       ALLOCATION 85%
                                           INVESTMENT OPTION    INVESTMENT OPTION
                                          ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $            2,838   $            3,869
                                          ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................               1,213                1,841
      Administrative charges............                 548                  900
                                          ------------------   ------------------
        Total expenses..................               1,761                2,741
                                          ------------------   ------------------
          Net investment income (loss)..               1,077                1,128
                                          ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                   --
      Realized gains (losses) on sale of
        investments.....................               6,734                3,039
                                          ------------------   ------------------
          Net realized gains (losses)...               6,734                3,039
                                          ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................               9,318               25,837
                                          ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................              16,052               28,876
                                          ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $           17,129   $           30,004
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                LMPVIT
                                             WESTERN ASSET                                                   MIST HARRIS
                                               VARIABLE          MIST BLACKROCK        MIST CLARION            OAKMARK
                                              HIGH INCOME          HIGH YIELD       GLOBAL REAL ESTATE      INTERNATIONAL
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                          ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $          734,262   $            8,564   $          116,270   $              217
                                          ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              67,099                  636               39,593                   96
      Administrative charges............               5,629                   53                2,233                   46
                                          ------------------   ------------------   ------------------   ------------------
        Total expenses..................              72,728                  689               41,826                  142
                                          ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..             661,534                7,875               74,444                   75
                                          ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                1,519                   --                   --
      Realized gains (losses) on sale of
        investments.....................            (49,456)                  493             (60,818)                (196)
                                          ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...            (49,456)                2,012             (60,818)                (196)
                                          ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................             740,980                7,881            1,132,537                3,044
                                          ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................             691,524                9,893            1,071,719                2,848
                                          ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $        1,353,058   $           17,768   $        1,146,163   $            2,923
                                          ==================   ==================   ==================   ==================



                                             MIST INVESCO                           MIST LOOMIS SAYLES    MIST LORD ABBETT
                                           SMALL CAP GROWTH     MIST JANUS FORTY      GLOBAL MARKETS       BOND DEBENTURE
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                          ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $               --   $          119,003   $          163,050   $          418,354
                                          ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              14,189              193,043               40,990               49,032
      Administrative charges............               1,274               14,101                2,761                2,096
                                          ------------------   ------------------   ------------------   ------------------
        Total expenses..................              15,463              207,144               43,751               51,128
                                          ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..            (15,463)             (88,141)              119,299              367,226
                                          ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......             107,419                   --                   --                   --
      Realized gains (losses) on sale of
        investments.....................             101,356              103,720              160,573               86,004
                                          ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...             208,775              103,720              160,573               86,004
                                          ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................             123,321            5,064,757              643,107              272,024
                                          ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................             332,096            5,168,477              803,680              358,028
                                          ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $          316,633   $        5,080,336   $          922,979   $          725,254
                                          ==================   ==================   ==================   ==================



                                              MIST METLIFE       MIST MFS EMERGING
                                           AGGRESSIVE STRATEGY    MARKETS EQUITY
                                            INVESTMENT OPTION    INVESTMENT OPTION
                                          -------------------- -------------------
INVESTMENT INCOME:
      Dividends.........................  $            15,122  $           82,790
                                          -------------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges.........................               18,144              65,243
      Administrative charges............                  967               2,039
                                          -------------------- -------------------
        Total expenses..................               19,111              67,282
                                          -------------------- -------------------
          Net investment income (loss)..              (3,989)              15,508
                                          -------------------- -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                   --                  --
      Realized gains (losses) on sale of
        investments.....................                6,012            (51,834)
                                          -------------------- -------------------
          Net realized gains (losses)...                6,012            (51,834)
                                          -------------------- -------------------
      Change in unrealized gains (losses)
        on investments..................              364,809           1,460,733
                                          -------------------- -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................              370,821           1,408,899
                                          -------------------- -------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $           366,832  $        1,424,407
                                          ==================== ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                           MIST                 MIST
                                           MIST MFS RESEARCH        MIST MLA          MORGAN STANLEY       PIMCO INFLATION
                                             INTERNATIONAL           MID CAP          MID CAP GROWTH       PROTECTED BOND
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                          -------------------  ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $           133,239  $               30   $               --   $          178,198
                                          -------------------  ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................               55,908                  37                1,892               43,623
      Administrative charges............                6,045                  17                    2                2,831
                                          -------------------  ------------------   ------------------   ------------------
        Total expenses..................               61,953                  54                1,894               46,454
                                          -------------------  ------------------   ------------------   ------------------
          Net investment income (loss)..               71,286                (24)              (1,894)              131,744
                                          -------------------  ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                   --                  --                   --              327,018
      Realized gains (losses) on sale of
        investments.....................            (224,032)                  87                4,699               87,208
                                          -------------------  ------------------   ------------------   ------------------
          Net realized gains (losses)...            (224,032)                  87                4,699              414,226
                                          -------------------  ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................            1,160,000                 131               16,671             (82,307)
                                          -------------------  ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................              935,968                 218               21,370              331,919
                                          -------------------  ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $         1,007,254  $              194   $           19,476   $          463,663
                                          ===================  ==================   ==================   ==================


                                              MIST PIMCO                               MIST PIONEER           MIST RCM
                                             TOTAL RETURN       MIST PIONEER FUND    STRATEGIC INCOME        TECHNOLOGY
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                          ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $        1,158,143   $           24,638   $          652,760   $               --
                                          ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................             298,086               12,783              110,014               16,196
      Administrative charges............              13,193                3,001               10,106                  462
                                          ------------------   ------------------   ------------------   ------------------
        Total expenses..................             311,279               15,784              120,120               16,658
                                          ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..             846,864                8,854              532,640             (16,658)
                                          ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                   --               50,085              243,230
      Realized gains (losses) on sale of
        investments.....................             534,205               77,472              180,292             (55,834)
                                          ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...             534,205               77,472              230,377              187,396
                                          ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................           1,634,199               56,772              631,756               37,695
                                          ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           2,168,404              134,244              862,133              225,091
                                          ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $        3,015,268   $          143,098   $        1,394,773   $          208,433
                                          ==================   ==================   ==================   ==================


                                          MIST T. ROWE PRICE    MIST THIRD AVENUE
                                            LARGE CAP VALUE      SMALL CAP VALUE
                                           INVESTMENT OPTION    INVESTMENT OPTION
                                          ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $           46,065   $               --
                                          ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              24,825               70,199
      Administrative charges............                 907                3,261
                                          ------------------   ------------------
        Total expenses..................              25,732               73,460
                                          ------------------   ------------------
          Net investment income (loss)..              20,333             (73,460)
                                          ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                   --
      Realized gains (losses) on sale of
        investments.....................             (5,262)             (23,891)
                                          ------------------   ------------------
          Net realized gains (losses)...             (5,262)             (23,891)
                                          ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................             498,486            1,510,893
                                          ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................             493,224            1,487,002
                                          ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $          513,557   $        1,413,542
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                    MSF BARCLAYS
                                              MIST VAN KAMPEN     CAPITAL AGGREGATE       MSF BLACKROCK        MSF BLACKROCK
                                                 COMSTOCK            BOND INDEX         AGGRESSIVE GROWTH       BOND INCOME
                                             INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                           -------------------   ------------------   -------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $            43,571   $            1,239   $                --   $           17,391
                                           -------------------   ------------------   -------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................               23,050                  202                22,238                5,832
      Administrative charges.............                1,040                   --                 1,313                2,682
                                           -------------------   ------------------   -------------------   ------------------
        Total expenses...................               24,090                  202                23,551                8,514
                                           -------------------   ------------------   -------------------   ------------------
          Net investment income (loss)...               19,481                1,037              (23,551)                8,877
                                           -------------------   ------------------   -------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                   --                   --                    --                4,191
      Realized gains (losses) on sale of
        investments......................              120,346                  146                57,369               21,815
                                           -------------------   ------------------   -------------------   ------------------
          Net realized gains (losses)....              120,346                  146                57,369               26,006
                                           -------------------   ------------------   -------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................              402,096                (112)               222,180                5,913
                                           -------------------   ------------------   -------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................              522,442                   34               279,549               31,919
                                           -------------------   ------------------   -------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $           541,923   $            1,071   $           255,998   $           40,796
                                           ===================   ==================   ===================   ==================

                                                                   MSF BLACKROCK
                                              MSF BLACKROCK      LEGACY LARGE CAP        MSF BLACKROCK      MSF DAVIS VENTURE
                                               DIVERSIFIED            GROWTH             MONEY MARKET             VALUE
                                            INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   -------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends..........................  $          243,591   $            78,493   $               --   $            26,908
                                           ------------------   -------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              75,301               192,217              253,112                24,273
      Administrative charges.............               2,849                23,584               18,219                   887
                                           ------------------   -------------------   ------------------   -------------------
        Total expenses...................              78,150               215,801              271,331                25,160
                                           ------------------   -------------------   ------------------   -------------------
          Net investment income (loss)...             165,441             (137,308)            (271,331)                 1,748
                                           ------------------   -------------------   ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --                    --                   --                    --
      Realized gains (losses) on sale of
        investments......................             256,925             1,475,416                   --                13,205
                                           ------------------   -------------------   ------------------   -------------------
          Net realized gains (losses)....             256,925             1,475,416                   --                13,205
                                           ------------------   -------------------   ------------------   -------------------
      Change in unrealized gains (losses)
        on investments...................             707,649             1,751,731                   --               345,264
                                           ------------------   -------------------   ------------------   -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................             964,574             3,227,147                   --               358,469
                                           ------------------   -------------------   ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        1,130,015   $         3,089,839   $        (271,331)   $           360,217
                                           ==================   ===================   ==================   ===================


                                              MSF FI VALUE         MSF JENNISON
                                                 LEADERS              GROWTH
                                            INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   -------------------
INVESTMENT INCOME:
      Dividends..........................  $          102,523   $             4,634
                                           ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              71,621                88,155
      Administrative charges.............               3,971                 5,817
                                           ------------------   -------------------
        Total expenses...................              75,592                93,972
                                           ------------------   -------------------
          Net investment income (loss)...              26,931              (89,338)
                                           ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --               326,480
      Realized gains (losses) on sale of
        investments......................           (267,244)              (60,753)
                                           ------------------   -------------------
          Net realized gains (losses)....           (267,244)               265,727
                                           ------------------   -------------------
      Change in unrealized gains (losses)
        on investments...................           1,486,982             (521,424)
                                           ------------------   -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           1,219,738             (255,697)
                                           ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        1,246,669   $         (345,035)
                                           ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                                              MSF METLIFE
                                               MSF METLIFE          MSF METLIFE                               MODERATE TO
                                              CONSERVATIVE        CONSERVATIVE TO        MSF METLIFE          AGGRESSIVE
                                               ALLOCATION       MODERATE ALLOCATION  MODERATE ALLOCATION      ALLOCATION
                                            INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends..........................  $           53,621   $           43,938   $          136,338   $           107,221
                                           ------------------   -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              12,866               12,267               47,609                42,654
      Administrative charges.............                 782                1,082                3,130                 1,494
                                           ------------------   -------------------  -------------------  -------------------
        Total expenses...................              13,648               13,349               50,739                44,148
                                           ------------------   -------------------  -------------------  -------------------
          Net investment income (loss)...              39,973               30,589               85,599                63,073
                                           ------------------   -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........              44,566                4,754                   --                    --
      Realized gains (losses) on sale of
        investments......................              14,370               25,389               51,061                99,481
                                           ------------------   -------------------  -------------------  -------------------
          Net realized gains (losses)....              58,936               30,143               51,061                99,481
                                           ------------------   -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments...................              22,594               90,348              545,036               563,393
                                           ------------------   -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................              81,530              120,491              596,097               662,874
                                           ------------------   -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $          121,503   $          151,080   $          681,696   $           725,947
                                           ==================   ===================  ===================  ===================



                                               MSF METLIFE            MSF MFS                                   MSF MSCI
                                               STOCK INDEX         TOTAL RETURN          MSF MFS VALUE         EAFE INDEX
                                            INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   -------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $          832,705   $           764,332   $          121,733   $            5,186
                                           ------------------   -------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             354,051               217,089               55,583                1,320
      Administrative charges.............              24,858                23,125                4,961                   93
                                           ------------------   -------------------   ------------------   ------------------
        Total expenses...................             378,909               240,214               60,544                1,413
                                           ------------------   -------------------   ------------------   ------------------
          Net investment income (loss)...             453,796               524,118               61,189                3,773
                                           ------------------   -------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........             334,245                    --               86,681                   --
      Realized gains (losses) on sale of
        investments......................           1,736,298              (82,501)               22,464              (3,781)
                                           ------------------   -------------------   ------------------   ------------------
          Net realized gains (losses)....           2,070,543              (82,501)              109,145              (3,781)
                                           ------------------   -------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................           3,682,512             2,334,448              811,836               29,176
                                           ------------------   -------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           5,753,055             2,251,947              920,981               25,395
                                           ------------------   -------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        6,206,851   $         2,776,065   $          982,170   $           29,168
                                           ==================   ===================   ==================   ==================



                                             MSF OPPENHEIMER     MSF RUSSELL 2000
                                              GLOBAL EQUITY            INDEX
                                            INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $          298,583   $          172,591
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             131,460              115,830
      Administrative charges.............               9,622                8,119
                                           ------------------   ------------------
        Total expenses...................             141,082              123,949
                                           ------------------   ------------------
          Net investment income (loss)...             157,501               48,642
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --                   --
      Realized gains (losses) on sale of
        investments......................            (90,696)              107,818
                                           ------------------   ------------------
          Net realized gains (losses)....            (90,696)              107,818
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................           3,350,841            1,963,128
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           3,260,145            2,070,946
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        3,417,646   $        2,119,588
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                   MSF WESTERN ASSET
                                          MSF T. ROWE PRICE    MSF T. ROWE PRICE      MANAGEMENT           PIONEER VCT
                                          LARGE CAP GROWTH     SMALL CAP GROWTH     U.S. GOVERNMENT       MID CAP VALUE
                                          INVESTMENT OPTION    INVESTMENT OPTION   INVESTMENT OPTION    INVESTMENT OPTION
                                          -----------------   ------------------   -----------------   ------------------
INVESTMENT INCOME:
     Dividends.........................   $              --   $               --   $         299,237   $           36,429
                                          -----------------   ------------------   -----------------   ------------------
EXPENSES:
     Mortality and expense risk
        charges........................              17,956               63,970              90,590               32,524
     Administrative charges............                 357                3,809               8,863                  862
                                          -----------------   ------------------   -----------------   ------------------
        Total expenses.................              18,313               67,779              99,453               33,386
                                          -----------------   ------------------   -----------------   ------------------
          Net investment income (loss).            (18,313)             (67,779)             199,784                3,043
                                          -----------------   ------------------   -----------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
     Realized gain distributions.......                  --              817,486                  --                   --
     Realized gains (losses) on sale of
        investments....................              59,097              241,016              53,211             (63,671)
                                          -----------------   ------------------   -----------------   ------------------
          Net realized gains (losses)..              59,097            1,058,502              53,211             (63,671)
                                          -----------------   ------------------   -----------------   ------------------
     Change in unrealized gains (losses)
        on investments.................             328,128              147,554             123,904              483,270
                                          -----------------   ------------------   -----------------   ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments....................             387,225            1,206,056             177,115              419,599
                                          -----------------   ------------------   -----------------   ------------------
     Net increase (decrease) in net assets
        resulting from operations......   $         368,912   $        1,138,277   $         376,899   $          422,642
                                          =================   ==================   =================   ==================


                                                                 VANGUARD VIF      VANGUARD VIF TOTAL
                                          THE MERGER FUND VL     MID-CAP INDEX     STOCK MARKET INDEX
                                           INVESTMENT OPTION   INVESTMENT OPTION    INVESTMENT OPTION
                                          ------------------   -----------------   ------------------
INVESTMENT INCOME:
     Dividends.........................   $               --   $          39,005   $           78,698
                                          ------------------   -----------------   ------------------
EXPENSES:
     Mortality and expense risk
        charges........................               27,547              26,999               41,113
     Administrative charges............                2,660               2,080                4,276
                                          ------------------   -----------------   ------------------
        Total expenses.................               30,207              29,079               45,389
                                          ------------------   -----------------   ------------------
          Net investment income (loss).             (30,207)               9,926               33,309
                                          ------------------   -----------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
     Realized gain distributions.......               51,255             100,361              307,070
     Realized gains (losses) on sale of
        investments....................             (13,948)              56,827             (14,787)
                                          ------------------   -----------------   ------------------
          Net realized gains (losses)..               37,307             157,188              292,283
                                          ------------------   -----------------   ------------------
     Change in unrealized gains (losses)
        on investments.................               46,789             319,249              368,675
                                          ------------------   -----------------   ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments....................               84,096             476,437              660,958
                                          ------------------   -----------------   ------------------
     Net increase (decrease) in net assets
        resulting from operations......   $           53,889   $         486,363   $          694,267
                                          ==================   =================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                      AMERICAN FUNDS GLOBAL GROWTH        AMERICAN FUNDS GROWTH      AMERICAN FUNDS GROWTH-INCOME
                                            INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION
                                     ------------------------------- ------------------------------ ------------------------------
                                          2012             2011           2012            2011           2012            2011
                                     --------------   -------------- --------------  -------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       17,238   $       90,528 $     (20,113)  $    (101,882) $      189,546  $      171,221
   Net realized gains (losses)......        244,492          292,700        761,804         689,840        210,608          65,284
   Change in unrealized gains
     (losses) on investments........      3,264,901      (2,203,556)      5,877,993     (2,732,963)      3,062,348       (740,571)
                                     --------------   -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      3,526,631      (1,820,328)      6,619,684     (2,145,005)      3,462,502       (504,066)
                                     --------------   -------------- --------------  -------------- --------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        921,314        1,315,733      1,918,579       2,087,498      1,605,760       1,895,857
   Net transfers (including
     fixed account).................      (326,472)        (974,396)    (2,299,758)     (3,198,375)      (335,078)         240,622
   Policy charges...................      (814,055)        (895,283)    (1,803,115)     (1,850,358)    (1,198,637)     (1,217,936)
   Transfers for policy benefits
     and terminations...............      (987,393)        (780,567)    (1,766,006)     (1,922,463)    (1,103,050)     (1,233,588)
                                     --------------   -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........    (1,206,606)      (1,334,513)    (3,950,300)     (4,883,698)    (1,031,005)       (315,045)
                                     --------------   -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets................      2,320,025      (3,154,841)      2,669,384     (7,028,703)      2,431,497       (819,111)
NET ASSETS:
   Beginning of year................     16,868,953       20,023,794     40,430,190      47,458,893     21,329,467      22,148,578
                                     --------------   -------------- --------------  -------------- --------------  --------------
   End of year...................... $   19,188,978   $   16,868,953 $   43,099,574  $   40,430,190 $   23,760,964  $   21,329,467
                                     ==============   ============== ==============  ============== ==============  ==============

                                         FIDELITY VIP CONTRAFUND       FIDELITY VIP EQUITY-INCOME
                                            INVESTMENT OPTION               INVESTMENT OPTION
                                     ------------------------------- -------------------------------
                                          2012             2011           2012             2011
                                     --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       83,079   $       16,980 $      333,726   $      235,884
   Net realized gains (losses)......         23,104         (42,010)        805,108        (203,054)
   Change in unrealized gains
     (losses) on investments........      2,721,755        (542,433)      1,010,313         (15,468)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      2,827,938        (567,463)      2,149,147           17,362
                                     --------------   -------------- --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        784,338          898,179        750,413          821,973
   Net transfers (including
     fixed account).................      (943,424)      (1,605,278)        256,015        (339,272)
   Policy charges...................      (836,541)        (837,228)    (1,053,323)      (1,070,926)
   Transfers for policy benefits
     and terminations...............      (656,326)        (478,770)    (1,064,525)        (620,458)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........    (1,651,953)      (2,023,097)    (1,111,420)      (1,208,683)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................      1,175,985      (2,590,560)      1,037,727      (1,191,321)
NET ASSETS:
   Beginning of year................     19,162,361       21,752,921     13,549,313       14,740,634
                                     --------------   -------------- --------------   --------------
   End of year...................... $   20,338,346   $   19,162,361 $   14,587,040   $   13,549,313
                                     ==============   ============== ==============   ==============

                                        FIDELITY VIP HIGH INCOME           FIDELITY VIP MID CAP
                                            INVESTMENT OPTION                INVESTMENT OPTION
                                     -------------------------------  -------------------------------
                                          2012             2011            2012             2011
                                     --------------   --------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      167,083   $      206,202  $     (38,458)   $     (78,757)
   Net realized gains (losses)......       (61,080)         (95,141)         871,856          194,664
   Change in unrealized gains
     (losses) on investments........        317,969            5,856         392,848      (1,317,127)
                                     --------------   --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        423,972          116,917       1,226,246      (1,201,220)
                                     --------------   --------------  --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        302,940          336,804         560,659          650,034
   Net transfers (including
     fixed account).................       (49,487)        (119,399)       (189,267)        (143,191)
   Policy charges...................      (487,434)        (480,683)       (448,362)        (486,584)
   Transfers for policy benefits
     and terminations...............      (141,024)        (310,989)       (457,261)        (637,352)
                                     --------------   --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........      (375,005)        (574,267)       (534,231)        (617,093)
                                     --------------   --------------  --------------   --------------
     Net increase (decrease)
       in net assets................         48,967        (457,350)         692,015      (1,818,313)
NET ASSETS:
   Beginning of year................      3,357,851        3,815,201       9,186,006       11,004,319
                                     --------------   --------------  --------------   --------------
   End of year...................... $    3,406,818   $    3,357,851  $    9,878,021   $    9,186,006
                                     ==============   ==============  ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                      FTVIPT FRANKLIN SMALL-MID CAP         FTVIPT TEMPLETON               FTVIPT TEMPLETON
                                            GROWTH SECURITIES              FOREIGN SECURITIES           GLOBAL BOND SECURITIES
                                            INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION
                                     ------------------------------- ------------------------------ ------------------------------
                                          2012             2011           2012            2011           2012            2011
                                     --------------   -------------- --------------  -------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (49,793)   $     (52,840) $      395,250  $      162,293 $      415,312  $      313,279
   Net realized gains (losses)......        505,966          290,958       (94,781)         (2,629)         59,895         155,888
   Change in unrealized gains
     (losses) on investments........        103,704        (516,842)      2,693,484     (2,247,691)        528,983       (626,771)
                                     --------------   -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        559,877        (278,724)      2,993,953     (2,088,027)      1,004,190       (157,604)
                                     --------------   -------------- --------------  -------------- --------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        171,239          199,246        669,364         830,321         94,774         114,791
   Net transfers (including
     fixed account).................       (22,177)      (1,044,425)        213,326       (706,341)         62,642       1,265,237
   Policy charges...................      (228,030)        (225,317)      (626,469)       (623,765)      (360,871)       (345,820)
   Transfers for policy benefits
     and terminations...............      (280,284)        (162,285)      (508,637)       (747,452)      (123,227)       (331,606)
                                     --------------   -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........      (359,252)      (1,232,781)      (252,416)     (1,247,237)      (326,682)         702,602
                                     --------------   -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets................        200,625      (1,511,505)      2,741,537     (3,335,264)        677,508         544,998
NET ASSETS:
   Beginning of year................      5,671,126        7,182,631     17,309,958      20,645,222      7,167,642       6,622,644
                                     --------------   -------------- --------------  -------------- --------------  --------------
   End of year...................... $    5,871,751   $    5,671,126 $   20,051,495  $   17,309,958 $    7,845,150  $    7,167,642
                                     ==============   ============== ==============  ============== ==============  ==============


                                     GOLDMAN SACHS STRATEGIC GROWTH      JANUS ASPEN ENTERPRISE
                                            INVESTMENT OPTION               INVESTMENT OPTION
                                     ------------------------------- -------------------------------
                                          2012             2011           2012             2011
                                     --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      (6,289)   $     (14,414) $     (45,612)   $     (46,534)
   Net realized gains (losses)......         82,929           60,942        294,244          318,734
   Change in unrealized gains
     (losses) on investments........        520,957        (166,402)        564,601        (403,418)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        597,597        (119,874)        813,233        (131,218)
                                     --------------   -------------- --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............         96,838          103,447        261,910          317,310
   Net transfers (including
     fixed account).................         74,886        (192,200)       (98,756)        (289,069)
   Policy charges...................      (142,866)        (140,700)      (319,395)        (334,751)
   Transfers for policy benefits
     and terminations...............      (162,459)         (16,925)      (300,086)        (354,724)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........      (133,601)        (246,378)      (456,327)        (661,234)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................        463,996        (366,252)        356,906        (792,452)
NET ASSETS:
   Beginning of year................      3,184,130        3,550,382      5,256,105        6,048,557
                                     --------------   -------------- --------------   --------------
   End of year...................... $    3,648,126   $    3,184,130 $    5,613,011   $    5,256,105
                                     ==============   ============== ==============   ==============

                                       LMPVET CLEARBRIDGE VARIABLE      LMPVET CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH              EQUITY INCOME BUILDER
                                            INVESTMENT OPTION                INVESTMENT OPTION
                                     -------------------------------  ------------------------------
                                          2012             2011            2012            2011
                                     --------------   --------------  --------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (51,079)   $     (73,443)  $       38,695   $      44,117
   Net realized gains (losses)......      1,042,184          364,067          32,634         (7,212)
   Change in unrealized gains
     (losses) on investments........        981,810         (53,712)         171,660          83,198
                                     --------------   --------------  --------------   -------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      1,972,915          236,912         242,989         120,103
                                     --------------   --------------  --------------   -------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        511,601          557,326         133,420         163,052
   Net transfers (including
     fixed account).................      (512,762)        (214,743)        (23,982)          99,743
   Policy charges...................      (547,365)        (545,765)       (142,991)       (133,687)
   Transfers for policy benefits
     and terminations...............      (745,838)        (388,399)       (218,073)        (15,987)
                                     --------------   --------------  --------------   -------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........    (1,294,364)        (591,581)       (251,626)         113,121
                                     --------------   --------------  --------------   -------------
     Net increase (decrease)
       in net assets................        678,551        (354,669)         (8,637)         233,224
NET ASSETS:
   Beginning of year................     11,450,045       11,804,714       1,897,595       1,664,371
                                     --------------   --------------  --------------   -------------
   End of year...................... $   12,128,596   $   11,450,045  $    1,888,958   $   1,897,595
                                     ==============   ==============  ==============   =============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                       LMPVET CLEARBRIDGE VARIABLE   LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE
                                        FUNDAMENTAL ALL CAP VALUE         LARGE CAP GROWTH                LARGE CAP VALUE
                                            INVESTMENT OPTION             INVESTMENT OPTION              INVESTMENT OPTION
                                     ------------------------------ ----------------------------- ------------------------------
                                          2012            2011           2012            2011          2012            2011
                                     --------------  -------------- -------------   ------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      177,070  $      112,843 $    (17,003)   $    (36,823) $      123,338  $      122,883
   Net realized gains (losses)......        190,637          94,348     1,031,862         189,938      (147,766)       (331,297)
   Change in unrealized gains
     (losses) on investments........      2,820,184     (2,071,067)       595,301       (289,225)      1,354,202         574,751
                                     --------------  -------------- -------------   ------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      3,187,891     (1,863,876)     1,610,160       (136,110)      1,329,774         366,337
                                     --------------  -------------- -------------   ------------- --------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        896,569         992,132       515,248         540,343        378,432         439,833
   Net transfers (including
     fixed account).................    (2,000,977)     (1,384,732)      (92,587)       (257,483)      (323,146)       (167,095)
   Policy charges...................    (1,228,780)     (1,311,072)     (663,461)       (629,632)      (703,171)       (749,587)
   Transfers for policy benefits
     and terminations...............    (1,496,462)     (1,349,380)     (543,137)       (348,080)      (652,870)       (766,956)
                                     --------------  -------------- -------------   ------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........    (3,829,650)     (3,053,052)     (783,937)       (694,852)    (1,300,755)     (1,243,805)
                                     --------------  -------------- -------------   ------------- --------------  --------------
     Net increase (decrease)
       in net assets................      (641,759)     (4,916,928)       826,223       (830,962)         29,019       (877,468)
NET ASSETS:
   Beginning of year................     24,068,160      28,985,088     8,631,075       9,462,037      9,140,366      10,017,834
                                     --------------  -------------- -------------   ------------- --------------  --------------
   End of year...................... $   23,426,401  $   24,068,160 $   9,457,298   $   8,631,075 $    9,169,385  $    9,140,366
                                     ==============  ============== =============   ============= ==============  ==============

                                        LMPVET VARIABLE LIFESTYLE        LMPVET VARIABLE LIFESTYLE
                                             ALLOCATION 50%                   ALLOCATION 70%
                                            INVESTMENT OPTION                INVESTMENT OPTION
                                     ------------------------------   ------------------------------
                                          2012             2011            2012            2011
                                     --------------   -------------   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $          849   $       2,634   $       1,077    $         973
   Net realized gains (losses)......         14,836          10,446           6,734            2,336
   Change in unrealized gains
     (losses) on investments........          4,420        (11,112)           9,318          (6,062)
                                     --------------   -------------   -------------    -------------
     Net increase (decrease)
       in net assets resulting
       from operations..............         20,105           1,968          17,129          (2,753)
                                     --------------   -------------   -------------    -------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             --              36              --               --
   Net transfers (including
     fixed account).................       (75,503)             808           (441)          (2,189)
   Policy charges...................       (48,086)        (55,159)        (36,249)         (31,428)
   Transfers for policy benefits
     and terminations...............        (8,256)        (38,562)        (13,876)               --
                                     --------------   -------------   -------------    -------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........      (131,845)        (92,877)        (50,566)         (33,617)
                                     --------------   -------------   -------------    -------------
     Net increase (decrease)
       in net assets................      (111,740)        (90,909)        (33,437)         (36,370)
NET ASSETS:
   Beginning of year................        212,703         303,612         144,570          180,940
                                     --------------   -------------   -------------    -------------
   End of year...................... $      100,963   $     212,703   $     111,133    $     144,570
                                     ==============   =============   =============    =============

                                        LMPVET VARIABLE LIFESTYLE      LMPVIT WESTERN ASSET VARIABLE
                                             ALLOCATION 85%                     HIGH INCOME
                                            INVESTMENT OPTION                INVESTMENT OPTION
                                     -------------------------------  -------------------------------
                                          2012             2011            2012             2011
                                     --------------   --------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $        1,128   $          561  $      661,534   $      684,413
   Net realized gains (losses)......          3,039              503        (49,456)         (53,088)
   Change in unrealized gains
     (losses) on investments........         25,837          (9,374)         740,980        (492,730)
                                     --------------   --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............         30,004          (8,310)       1,353,058          138,595
                                     --------------   --------------  --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             --               --         381,369          343,497
   Net transfers (including
     fixed account).................          (284)            (686)       (105,402)          453,754
   Policy charges...................       (11,097)         (16,931)       (506,194)        (470,880)
   Transfers for policy benefits
     and terminations...............       (15,991)          (2,621)       (366,478)        (327,250)
                                     --------------   --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........       (27,372)         (20,238)       (596,705)            (879)
                                     --------------   --------------  --------------   --------------
     Net increase (decrease)
       in net assets................          2,632         (28,548)         756,353          137,716
NET ASSETS:
   Beginning of year................        214,440          242,988       8,280,006        8,142,290
                                     --------------   --------------  --------------   --------------
   End of year...................... $      217,072   $      214,440  $    9,036,359   $    8,280,006
                                     ==============   ==============  ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                                                           MIST HARRIS OAKMARK
                                        MIST BLACKROCK HIGH YIELD    MIST CLARION GLOBAL REAL ESTATE          INTERNATIONAL
                                            INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                     ------------------------------- ------------------------------- ------------------------------
                                          2012             2011           2012            2011            2012            2011
                                     --------------   -------------- --------------   -------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $        7,875   $        8,073 $       74,444   $     157,972  $           75  $        (139)
   Net realized gains (losses)......          2,012            1,908       (60,818)       (146,657)           (196)           (186)
   Change in unrealized gains
     (losses) on investments........          7,881          (6,794)      1,132,537       (289,959)           3,044         (1,648)
                                     --------------   -------------- --------------   -------------  --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............         17,768            3,187      1,146,163       (278,644)           2,923         (1,973)
                                     --------------   -------------- --------------   -------------  --------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          3,578            3,920        232,122         268,806              --              --
   Net transfers (including
     fixed account).................            407              543        405,148        (76,635)              --              --
   Policy charges...................        (7,597)          (8,134)      (244,625)       (240,959)           (808)           (721)
   Transfers for policy benefits
     and terminations...............        (1,397)         (19,900)      (253,737)       (107,168)             (9)              --
                                     --------------   -------------- --------------   -------------  --------------  --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........        (5,009)         (23,571)        138,908       (155,956)           (817)           (721)
                                     --------------   -------------- --------------   -------------  --------------  --------------
     Net increase (decrease)
       in net assets................         12,759         (20,384)      1,285,071       (434,600)           2,106         (2,694)
NET ASSETS:
   Beginning of year................        112,230          132,614      4,472,413       4,907,013          10,896          13,590
                                     --------------   -------------- --------------   -------------  --------------  --------------
   End of year...................... $      124,989   $      112,230 $    5,757,484   $   4,472,413  $       13,002  $       10,896
                                     ==============   ============== ==============   =============  ==============  ==============

                                                                                                           MIST LOOMIS SAYLES
                                      MIST INVESCO SMALL CAP GROWTH         MIST JANUS FORTY                 GLOBAL MARKETS
                                            INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                     ------------------------------- ------------------------------- -------------------------------
                                          2012             2011           2012             2011           2012             2011
                                     --------------   -------------- --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (15,463)   $     (17,259) $     (88,141)   $      268,345 $      119,299   $      114,338
   Net realized gains (losses)......        208,775          159,756        103,720        (300,335)        160,573           99,233
   Change in unrealized gains
     (losses) on investments........        123,321        (185,683)      5,064,757      (2,133,290)        643,107        (329,535)
                                     --------------   -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        316,633         (43,186)      5,080,336      (2,165,280)        922,979        (115,964)
                                     --------------   -------------- --------------   -------------- --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............         97,181          110,185      1,766,561        1,911,447        178,426          219,312
   Net transfers (including
     fixed account).................      (104,539)        (203,818)      (125,929)      (1,308,163)      (101,377)        (216,817)
   Policy charges...................       (98,644)        (127,180)    (1,939,546)      (2,050,330)      (333,192)        (352,398)
   Transfers for policy benefits
     and terminations...............       (90,261)         (92,574)    (2,256,389)      (2,364,144)      (919,134)        (417,893)
                                     --------------   -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........      (196,263)        (313,387)    (2,555,303)      (3,811,190)    (1,175,277)        (767,796)
                                     --------------   -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................        120,370        (356,573)      2,525,033      (5,976,470)      (252,298)        (883,760)
NET ASSETS:
   Beginning of year................      1,853,294        2,209,867     23,776,986       29,753,456      5,966,982        6,850,742
                                     --------------   -------------- --------------   -------------- --------------   --------------
   End of year...................... $    1,973,664   $    1,853,294 $   26,302,019   $   23,776,986 $    5,714,684   $    5,966,982
                                     ==============   ============== ==============   ============== ==============   ==============

                                            MIST LORD ABBETT
                                             BOND DEBENTURE
                                            INVESTMENT OPTION
                                     -------------------------------
                                          2012             2011
                                     --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      367,226   $      295,803
   Net realized gains (losses)......         86,004           63,978
   Change in unrealized gains
     (losses) on investments........        272,024        (141,692)
                                     --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        725,254          218,089
                                     --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        445,394          276,019
   Net transfers (including
     fixed account).................      1,519,804        (186,228)
   Policy charges...................      (374,271)        (320,247)
   Transfers for policy benefits
     and terminations...............      (285,372)        (219,709)
                                     --------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........      1,305,555        (450,165)
                                     --------------   --------------
     Net increase (decrease)
       in net assets................      2,030,809        (232,076)
NET ASSETS:
   Beginning of year................      5,367,996        5,600,072
                                     --------------   --------------
   End of year...................... $    7,398,805   $    5,367,996
                                     ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                              MIST METLIFE            MIST MFS EMERGING MARKETS          MIST MFS RESEARCH
                                           AGGRESSIVE STRATEGY                 EQUITY                      INTERNATIONAL
                                            INVESTMENT OPTION             INVESTMENT OPTION              INVESTMENT OPTION
                                     ------------------------------ ----------------------------- ------------------------------
                                          2012          2011 (a)        2012             2011          2012            2011
                                     --------------  -------------- -------------   ------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      (3,989)  $     (10,630) $      15,508   $      79,860 $       71,286  $       66,236
   Net realized gains (losses)......          6,012        (10,403)      (51,834)          35,881      (224,032)       (192,952)
   Change in unrealized gains
     (losses) on investments........        364,809       (258,076)     1,460,733     (2,182,131)      1,160,000       (912,788)
                                     --------------  -------------- -------------   ------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        366,832       (279,109)     1,424,407     (2,066,390)      1,007,254     (1,039,504)
                                     --------------  -------------- -------------   ------------- --------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        258,479         221,195       468,174         589,704        273,262         329,111
   Net transfers (including
     fixed account).................      (133,872)       2,450,090     (285,045)       (380,195)      (357,615)       1,102,085
   Policy charges...................      (156,513)        (97,426)     (486,913)       (527,508)      (373,775)       (417,715)
   Transfers for policy benefits
     and terminations...............      (168,359)        (38,008)     (474,278)       (601,292)      (310,323)       (323,523)
                                     --------------  -------------- -------------   ------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........      (200,265)       2,535,851     (778,062)       (919,291)      (768,451)         689,958
                                     --------------  -------------- -------------   ------------- --------------  --------------
     Net increase (decrease)
       in net assets................        166,567       2,256,742       646,345     (2,985,681)        238,803       (349,546)
NET ASSETS:
   Beginning of year................      2,256,742              --     8,300,867      11,286,548      6,799,155       7,148,701
                                     --------------  -------------- -------------   ------------- --------------  --------------
   End of year...................... $    2,423,309  $    2,256,742 $   8,947,212   $   8,300,867 $    7,037,958  $    6,799,155
                                     ==============  ============== =============   ============= ==============  ==============

                                                                           MIST MORGAN STANLEY
                                            MIST MLA MID CAP                 MID CAP GROWTH
                                            INVESTMENT OPTION               INVESTMENT OPTION
                                     ------------------------------   ------------------------------
                                          2012             2011           2012             2011
                                     --------------   -------------   -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $         (24)   $         (7)   $     (1,894)   $        (949)
   Net realized gains (losses)......             87              76           4,699           14,760
   Change in unrealized gains
     (losses) on investments........            131           (373)          16,671         (36,610)
                                     --------------   -------------   -------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............            194           (304)          19,476         (22,799)
                                     --------------   -------------   -------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             --              --          14,533           14,281
   Net transfers (including
     fixed account).................             --              --        (34,842)           84,933
   Policy charges...................          (332)           (293)        (10,701)         (21,989)
   Transfers for policy benefits
     and terminations...............            (1)             (7)        (18,398)         (29,345)
                                     --------------   -------------   -------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........          (333)           (300)        (49,408)           47,880
                                     --------------   -------------   -------------   --------------
     Net increase (decrease)
       in net assets................          (139)           (604)        (29,932)           25,081
NET ASSETS:
   Beginning of year................          4,487           5,091         239,123          214,042
                                     --------------   -------------   -------------   --------------
   End of year...................... $        4,348   $       4,487   $     209,191   $      239,123
                                     ==============   =============   =============   ==============

                                          MIST PIMCO INFLATION
                                             PROTECTED BOND               MIST PIMCO TOTAL RETURN
                                            INVESTMENT OPTION                INVESTMENT OPTION
                                     -------------------------------  ------------------------------
                                          2012             2011            2012            2011
                                     --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      131,744   $       41,840  $      846,864  $      714,150
   Net realized gains (losses)......        414,226          298,398         534,205       1,665,652
   Change in unrealized gains
     (losses) on investments........       (82,307)          123,198       1,634,199     (1,504,374)
                                     --------------   --------------  --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        463,663          463,436       3,015,268         875,428
                                     --------------   --------------  --------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        392,573          251,713       1,701,689       1,433,668
   Net transfers (including
     fixed account).................        763,455           95,518         964,069       (778,632)
   Policy charges...................      (535,846)        (326,951)     (1,750,398)     (1,670,811)
   Transfers for policy benefits
     and terminations...............      (577,366)        (346,455)     (2,038,663)     (1,397,468)
                                     --------------   --------------  --------------  --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........         42,816        (326,175)     (1,123,303)     (2,413,243)
                                     --------------   --------------  --------------  --------------
     Net increase (decrease)
       in net assets................        506,479          137,261       1,891,965     (1,537,815)
NET ASSETS:
   Beginning of year................      5,225,365        5,088,104      36,343,689      37,881,504
                                     --------------   --------------  --------------  --------------
   End of year...................... $    5,731,844   $    5,225,365  $   38,235,654  $   36,343,689
                                     ==============   ==============  ==============  ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                                                           MIST RCM
                                           MIST PIONEER FUND       MIST PIONEER STRATEGIC INCOME          TECHNOLOGY
                                           INVESTMENT OPTION             INVESTMENT OPTION             INVESTMENT OPTION
                                     ----------------------------- ----------------------------- ------------------------------
                                          2012            2011          2012            2011          2012          2011 (a)
                                     -------------   ------------- -------------   ------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       8,854   $       4,920 $     532,640   $     507,572 $     (16,658)  $     (11,189)
   Net realized gains (losses)......        77,472          82,721       230,377         424,758        187,396        (29,162)
   Change in unrealized gains
     (losses) on investments........        56,772       (184,227)       631,756       (567,698)         37,695       (406,683)
                                     -------------   ------------- -------------   ------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       143,098        (96,586)     1,394,773         364,632        208,433       (447,034)
                                     -------------   ------------- -------------   ------------- --------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        70,840          63,983       857,022         547,028        159,447          96,248
   Net transfers (including
     fixed account).................       130,132          26,171     1,642,049         210,790         29,854       2,444,881
   Policy charges...................     (164,362)       (207,132)     (842,614)       (795,363)      (155,069)       (105,743)
   Transfers for policy benefits
     and terminations...............     (161,740)       (189,962)     (615,843)     (1,273,950)      (117,487)       (104,164)
                                     -------------   ------------- -------------   ------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........     (125,130)       (306,940)     1,040,614     (1,311,495)       (83,255)       2,331,222
                                     -------------   ------------- -------------   ------------- --------------  --------------
     Net increase (decrease)
       in net assets................        17,968       (403,526)     2,435,387       (946,863)        125,178       1,884,188
NET ASSETS:
   Beginning of year................     1,601,623       2,005,149    12,889,886      13,836,749      1,884,188              --
                                     -------------   ------------- -------------   ------------- --------------  --------------
   End of year...................... $   1,619,591   $   1,601,623 $  15,325,273   $  12,889,886 $    2,009,366  $    1,884,188
                                     =============   ============= =============   ============= ==============  ==============

                                          MIST T. ROWE PRICE                MIST THIRD AVENUE
                                            LARGE CAP VALUE                  SMALL CAP VALUE            MIST VAN KAMPEN COMSTOCK
                                           INVESTMENT OPTION                INVESTMENT OPTION               INVESTMENT OPTION
                                     ------------------------------  ------------------------------  ------------------------------
                                         2012             2011            2012            2011            2012             2011
                                     -------------   --------------  -------------    -------------  --------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      20,333   $      (4,073)  $    (73,460)    $      27,918  $       19,481   $      11,598
   Net realized gains (losses)......       (5,262)        (111,686)       (23,891)         (80,241)         120,346         362,556
   Change in unrealized gains
     (losses) on investments........       498,486         (21,028)      1,510,893        (842,637)         402,096       (400,665)
                                     -------------   --------------  -------------    -------------  --------------   -------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       513,557        (136,787)      1,413,542        (894,960)         541,923        (26,511)
                                     -------------   --------------  -------------    -------------  --------------   -------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............       226,889          300,904        455,481          525,434         205,212         251,410
   Net transfers (including
     fixed account).................      (51,306)        (176,305)      (111,199)        (422,918)        (14,750)       (633,486)
   Policy charges...................     (139,952)        (143,369)      (359,044)        (371,174)       (152,935)       (152,262)
   Transfers for policy benefits
     and terminations...............     (120,987)        (239,791)      (244,481)        (444,722)       (185,214)       (263,144)
                                     -------------   --------------  -------------    -------------  --------------   -------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........      (85,356)        (258,561)      (259,243)        (713,380)       (147,687)       (797,482)
                                     -------------   --------------  -------------    -------------  --------------   -------------
     Net increase (decrease)
       in net assets................       428,201        (395,348)      1,154,299      (1,608,340)         394,236       (823,993)
NET ASSETS:
   Beginning of year................     3,044,473        3,439,821      8,433,205       10,041,545       3,139,367       3,963,360
                                     -------------   --------------  -------------    -------------  --------------   -------------
   End of year...................... $   3,472,674   $    3,044,473  $   9,587,504    $   8,433,205  $    3,533,603   $   3,139,367
                                     =============   ==============  =============    =============  ==============   =============

                                     MSF BARCLAYS CAPITAL AGGREGATE
                                               BOND INDEX
                                            INVESTMENT OPTION
                                     -------------------------------
                                          2012             2011
                                     --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $        1,037   $        1,001
   Net realized gains (losses)......            146              169
   Change in unrealized gains
     (losses) on investments........          (112)            1,074
                                     --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............          1,071            2,244
                                     --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          1,106              363
   Net transfers (including
     fixed account).................          2,492            4,824
   Policy charges...................        (1,708)          (1,558)
   Transfers for policy benefits
     and terminations...............          (843)              (8)
                                     --------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........          1,047            3,621
                                     --------------   --------------
     Net increase (decrease)
       in net assets................          2,118            5,865
NET ASSETS:
   Beginning of year................         32,641           26,776
                                     --------------   --------------
   End of year...................... $       34,759   $       32,641
                                     ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                        MSF BLACKROCK AGGRESSIVE
                                                 GROWTH                 MSF BLACKROCK BOND INCOME      MSF BLACKROCK DIVERSIFIED
                                            INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION
                                     ------------------------------- ------------------------------ ------------------------------
                                          2012             2011           2012            2011           2012            2011
                                     --------------   -------------- --------------  -------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (23,551)   $     (17,537) $        8,877  $       20,311 $      165,441  $      179,607
   Net realized gains (losses)......         57,369           54,524         26,006          11,138        256,925         183,035
   Change in unrealized gains
     (losses) on investments........        222,180        (132,672)          5,913           6,505        707,649        (28,031)
                                     --------------   -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        255,998         (95,685)         40,796          37,954      1,130,015         334,611
                                     --------------   -------------- --------------  -------------- --------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        232,294          235,693              5              --        732,275         849,043
   Net transfers (including
     fixed account).................       (81,673)         (78,825)         90,354             767         89,625        (84,129)
   Policy charges...................      (189,970)        (189,347)       (59,667)        (60,112)      (791,912)       (869,266)
   Transfers for policy benefits
     and terminations...............      (157,707)        (116,455)      (132,000)        (37,814)    (1,112,032)       (986,811)
                                     --------------   -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........      (197,056)        (148,934)      (101,308)        (97,159)    (1,082,044)     (1,091,163)
                                     --------------   -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets................         58,942        (244,619)       (60,512)        (59,205)         47,971       (756,552)
NET ASSETS:
   Beginning of year................      2,652,106        2,896,725        698,444         757,649     10,199,619      10,956,171
                                     --------------   -------------- --------------  -------------- --------------  --------------
   End of year...................... $    2,711,048   $    2,652,106 $      637,932  $      698,444 $   10,247,590  $   10,199,619
                                     ==============   ============== ==============  ============== ==============  ==============

                                          MSF BLACKROCK LEGACY
                                            LARGE CAP GROWTH           MSF BLACKROCK MONEY MARKET
                                            INVESTMENT OPTION               INVESTMENT OPTION
                                     ------------------------------- -------------------------------
                                          2012             2011           2012             2011
                                     --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    (137,308)   $    (191,892) $    (271,331)   $    (322,598)
   Net realized gains (losses)......      1,475,416        1,499,644             --               --
   Change in unrealized gains
     (losses) on investments........      1,751,731      (4,074,545)             --               --
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      3,089,839      (2,766,793)      (271,331)        (322,598)
                                     --------------   -------------- --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............      1,938,675        2,017,546      3,642,054        3,129,509
   Net transfers (including
     fixed account).................      (870,226)        (677,592)      2,140,395       11,226,748
   Policy charges...................    (2,152,269)      (2,369,413)    (3,699,282)      (3,865,402)
   Transfers for policy benefits
     and terminations...............    (2,399,311)      (1,949,232)    (6,837,748)     (14,006,078)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........    (3,483,131)      (2,978,691)    (4,754,581)      (3,515,223)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................      (393,292)      (5,745,484)    (5,025,912)      (3,837,821)
NET ASSETS:
   Beginning of year................     23,802,531       29,548,015     35,041,515       38,879,336
                                     --------------   -------------- --------------   --------------
   End of year...................... $   23,409,239   $   23,802,531 $   30,015,603   $   35,041,515
                                     ==============   ============== ==============   ==============


                                         MSF DAVIS VENTURE VALUE           MSF FI VALUE LEADERS
                                            INVESTMENT OPTION                INVESTMENT OPTION
                                     -------------------------------  -------------------------------
                                          2012             2011            2012             2011
                                     --------------   --------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $        1,748   $        (736)  $       26,931   $       19,842
   Net realized gains (losses)......         13,205            6,557       (267,244)        (266,188)
   Change in unrealized gains
     (losses) on investments........        345,264        (218,810)       1,486,982        (439,492)
                                     --------------   --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        360,217        (212,989)       1,246,669        (685,838)
                                     --------------   --------------  --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        204,991          179,723         500,552          540,358
   Net transfers (including
     fixed account).................        135,536        1,489,498       (434,958)        (232,056)
   Policy charges...................      (130,119)        (100,786)       (408,744)        (426,241)
   Transfers for policy benefits
     and terminations...............      (141,594)         (80,086)       (451,047)        (322,044)
                                     --------------   --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........         68,814        1,488,349       (794,197)        (439,983)
                                     --------------   --------------  --------------   --------------
     Net increase (decrease)
       in net assets................        429,031        1,275,360         452,472      (1,125,821)
NET ASSETS:
   Beginning of year................      3,014,128        1,738,768       8,645,046        9,770,867
                                     --------------   --------------  --------------   --------------
   End of year...................... $    3,443,159   $    3,014,128  $    9,097,518   $    8,645,046
                                     ==============   ==============  ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                             MSF METLIFE            MSF METLIFE CONSERVATIVE TO
                                           MSF JENNISON GROWTH         CONSERVATIVE ALLOCATION          MODERATE ALLOCATION
                                            INVESTMENT OPTION             INVESTMENT OPTION              INVESTMENT OPTION
                                     ------------------------------ ----------------------------- ------------------------------
                                          2012            2011          2012             2011          2012            2011
                                     --------------  -------------- -------------   ------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (89,338)  $      (9,472) $      39,973   $      65,315 $       30,589  $       15,251
   Net realized gains (losses)......        265,727          24,162        58,936         202,154         30,143          23,700
   Change in unrealized gains
     (losses) on investments........      (521,424)         (7,986)        22,594       (188,968)         90,348        (35,131)
                                     --------------  -------------- -------------   ------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      (345,035)           6,704       121,503          78,501        151,080           3,820
                                     --------------  -------------- -------------   ------------- --------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        818,900          90,102        55,369          71,890         86,723         112,230
   Net transfers (including
     fixed account).................     16,434,080          65,581       271,573       (941,702)        201,295         163,463
   Policy charges...................      (969,102)       (101,297)     (101,196)       (161,068)      (120,842)       (105,960)
   Transfers for policy benefits
     and terminations...............      (632,862)        (94,223)      (48,398)     (1,409,499)      (169,752)         (2,055)
                                     --------------  -------------- -------------   ------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........     15,651,016        (39,837)       177,348     (2,440,379)        (2,576)         167,678
                                     --------------  -------------- -------------   ------------- --------------  --------------
     Net increase (decrease)
       in net assets................     15,305,981        (33,133)       298,851     (2,361,878)        148,504         171,498
NET ASSETS:
   Beginning of year................      1,703,002       1,736,135     1,365,461       3,727,339      1,443,124       1,271,626
                                     --------------  -------------- -------------   ------------- --------------  --------------
   End of year...................... $   17,008,983  $    1,703,002 $   1,664,312   $   1,365,461 $    1,591,628  $    1,443,124
                                     ==============  ============== =============   ============= ==============  ==============

                                                                         MSF METLIFE MODERATE TO
                                     MSF METLIFE MODERATE ALLOCATION      AGGRESSIVE ALLOCATION
                                            INVESTMENT OPTION               INVESTMENT OPTION
                                     -------------------------------  ------------------------------
                                          2012             2011           2012             2011
                                     --------------   -------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       85,599   $      27,128  $       63,073   $       32,032
   Net realized gains (losses)......         51,061          88,063          99,481           42,179
   Change in unrealized gains
     (losses) on investments........        545,036       (234,540)         563,393        (349,591)
                                     --------------   -------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        681,696       (119,349)         725,947        (275,380)
                                     --------------   -------------  --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        214,558         769,071         499,351          575,905
   Net transfers (including
     fixed account).................      (185,350)         (1,323)       (859,081)           70,170
   Policy charges...................      (396,456)       (323,856)       (340,266)        (386,034)
   Transfers for policy benefits
     and terminations...............       (31,806)        (75,752)       (275,107)         (94,830)
                                     --------------   -------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........      (399,054)         368,140       (975,103)          165,211
                                     --------------   -------------  --------------   --------------
     Net increase (decrease)
       in net assets................        282,642         248,791       (249,156)        (110,169)
NET ASSETS:
   Beginning of year................      5,635,117       5,386,326       5,356,490        5,466,659
                                     --------------   -------------  --------------   --------------
   End of year...................... $    5,917,759   $   5,635,117  $    5,107,334   $    5,356,490
                                     ==============   =============  ==============   ==============


                                         MSF METLIFE STOCK INDEX          MSF MFS TOTAL RETURN
                                            INVESTMENT OPTION               INVESTMENT OPTION
                                     -------------------------------  ------------------------------
                                          2012             2011            2012            2011
                                     --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      453,796   $      382,277  $      524,118  $      493,497
   Net realized gains (losses)......      2,070,543        1,039,490        (82,501)       (287,911)
   Change in unrealized gains
     (losses) on investments........      3,682,512        (950,869)       2,334,448         191,870
                                     --------------   --------------  --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      6,206,851          470,898       2,776,065         397,456
                                     --------------   --------------  --------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............      2,298,927        3,361,450       1,611,110       1,731,007
   Net transfers (including
     fixed account).................    (5,393,129)      (1,990,442)       (675,964)         107,415
   Policy charges...................    (3,108,264)      (3,339,627)     (1,890,593)     (1,977,679)
   Transfers for policy benefits
     and terminations...............    (1,707,026)      (2,393,315)     (1,609,335)     (2,155,000)
                                     --------------   --------------  --------------  --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........    (7,909,492)      (4,361,934)     (2,564,782)     (2,294,257)
                                     --------------   --------------  --------------  --------------
     Net increase (decrease)
       in net assets................    (1,702,641)      (3,891,036)         211,283     (1,896,801)
NET ASSETS:
   Beginning of year................     43,915,937       47,806,973      27,482,577      29,379,378
                                     --------------   --------------  --------------  --------------
   End of year...................... $   42,213,296   $   43,915,937  $   27,693,860  $   27,482,577
                                     ==============   ==============  ==============  ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011



                                              MSF MFS VALUE              MSF MSCI EAFE INDEX        MSF OPPENHEIMER GLOBAL EQUITY
                                            INVESTMENT OPTION             INVESTMENT OPTION               INVESTMENT OPTION
                                     ------------------------------ ------------------------------ ------------------------------
                                          2012            2011           2012            2011           2012            2011
                                     --------------  -------------- -------------   -------------- --------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       61,189  $       54,587 $       3,773   $        2,813 $      157,501   $     247,209
   Net realized gains (losses)......        109,145        (69,326)       (3,781)          (1,866)       (90,696)       (148,132)
   Change in unrealized gains
     (losses) on investments........        811,836        (19,180)        29,176         (25,641)      3,350,841     (1,920,991)
                                     --------------  -------------- -------------   -------------- --------------   -------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        982,170        (33,919)        29,168         (24,694)      3,417,646     (1,821,914)
                                     --------------  -------------- -------------   -------------- --------------   -------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        240,865         299,780         9,224           24,372        900,784       1,025,728
   Net transfers (including
     fixed account).................      2,074,889       (142,350)        44,469           12,126          1,415     (1,079,224)
   Policy charges...................      (320,195)       (313,908)      (40,151)         (25,442)    (1,304,333)     (1,429,017)
   Transfers for policy benefits
     and terminations...............      (102,112)       (313,473)            --            (327)    (1,213,583)     (1,143,032)
                                     --------------  -------------- -------------   -------------- --------------   -------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........      1,893,447       (469,951)        13,542           10,729    (1,615,717)     (2,625,545)
                                     --------------  -------------- -------------   -------------- --------------   -------------
     Net increase (decrease)
       in net assets................      2,875,617       (503,870)        42,710         (13,965)      1,801,929     (4,447,459)
NET ASSETS:
   Beginning of year................      6,004,857       6,508,727       162,565          176,530     17,505,531      21,952,990
                                     --------------  -------------- -------------   -------------- --------------   -------------
   End of year...................... $    8,880,474  $    6,004,857 $     205,275   $      162,565 $   19,307,460   $  17,505,531
                                     ==============  ============== =============   ============== ==============   =============

                                                                       MSF T. ROWE PRICE LARGE CAP     MSF T. ROWE PRICE SMALL CAP
                                         MSF RUSSELL 2000 INDEX                  GROWTH                          GROWTH
                                            INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                     ------------------------------- ------------------------------   ------------------------------
                                          2012             2011           2012             2011            2012            2011
                                     --------------   -------------- --------------   -------------   -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       48,642   $       36,332 $     (18,313)   $    (15,420)   $    (67,779)   $     (67,399)
   Net realized gains (losses)......        107,818         (80,309)         59,097          23,034       1,058,502          187,083
   Change in unrealized gains
     (losses) on investments........      1,963,128        (720,891)        328,128        (56,643)         147,554        (171,359)
                                     --------------   -------------- --------------   -------------   -------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      2,119,588        (764,868)        368,912        (49,029)       1,138,277         (51,675)
                                     --------------   -------------- --------------   -------------   -------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        613,025          740,976        161,544         100,332         323,634          377,722
   Net transfers (including
     fixed account).................    (1,710,278)        (470,254)        287,835         169,995       (503,060)          353,244
   Policy charges...................      (738,748)        (755,925)      (120,658)       (100,505)       (335,025)        (343,986)
   Transfers for policy benefits
     and terminations...............      (481,598)        (780,536)      (150,368)        (95,497)       (338,711)        (217,495)
                                     --------------   -------------- --------------   -------------   -------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........    (2,317,599)      (1,265,739)        178,353          74,325       (853,162)          169,485
                                     --------------   -------------- --------------   -------------   -------------   --------------
     Net increase (decrease)
       in net assets................      (198,011)      (2,030,607)        547,265          25,296         285,115          117,810
NET ASSETS:
   Beginning of year................     14,193,787       16,224,394      2,008,692       1,983,396       7,754,025        7,636,215
                                     --------------   -------------- --------------   -------------   -------------   --------------
   End of year...................... $   13,995,776   $   14,193,787 $    2,555,957   $   2,008,692   $   8,039,140   $    7,754,025
                                     ==============   ============== ==============   =============   =============   ==============

                                      MSF WESTERN ASSET MANAGEMENT
                                             U.S. GOVERNMENT
                                            INVESTMENT OPTION
                                     -------------------------------
                                          2012             2011
                                     --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      199,784   $      126,208
   Net realized gains (losses)......         53,211          573,005
   Change in unrealized gains
     (losses) on investments........        123,904           17,820
                                     --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        376,899          717,033
                                     --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        616,466          747,488
   Net transfers (including
     fixed account).................      (182,840)        (879,003)
   Policy charges...................      (838,351)        (865,669)
   Transfers for policy benefits
     and terminations...............      (472,732)        (629,024)
                                     --------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........      (877,457)      (1,626,208)
                                     --------------   --------------
     Net increase (decrease)
       in net assets................      (500,558)        (909,175)
NET ASSETS:
   Beginning of year................     14,666,294       15,575,469
                                     --------------   --------------
   End of year...................... $   14,165,736   $   14,666,294
                                     ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011



                                        PIONEER VCT MID CAP VALUE          THE MERGER FUND VL         VANGUARD VIF MID-CAP INDEX
                                            INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION
                                     ------------------------------- ------------------------------ ------------------------------
                                          2012             2011           2012             2011          2012             2011
                                     --------------   -------------- --------------   ------------- --------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $        3,043   $      (5,858) $     (30,207)   $    (31,213) $        9,926   $       5,702
   Net realized gains (losses)......       (63,671)         (97,532)         37,307         217,949        157,188          67,941
   Change in unrealized gains
     (losses) on investments........        483,270        (199,152)         46,789       (186,111)        319,249       (175,253)
                                     --------------   -------------- --------------   ------------- --------------   -------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        422,642        (302,542)         53,889             625        486,363       (101,610)
                                     --------------   -------------- --------------   ------------- --------------   -------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        331,147          334,057         48,507          62,831        226,859         260,904
   Net transfers (including
     fixed account).................         57,933        (194,018)        101,419       (167,423)        259,989          40,300
   Policy charges...................      (271,789)        (288,629)       (94,164)        (96,615)      (211,571)       (211,839)
   Transfers for policy benefits
     and terminations...............      (272,371)        (293,260)      (170,988)         (8,522)      (357,527)       (284,515)
                                     --------------   -------------- --------------   ------------- --------------   -------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........      (155,080)        (441,850)      (115,226)       (209,729)       (82,250)       (195,150)
                                     --------------   -------------- --------------   ------------- --------------   -------------
     Net increase (decrease)
       in net assets................        267,562        (744,392)       (61,337)       (209,104)        404,113       (296,760)
NET ASSETS:
   Beginning of year................      4,275,170        5,019,562      3,432,754       3,641,858      3,238,218       3,534,978
                                     --------------   -------------- --------------   ------------- --------------   -------------
   End of year...................... $    4,542,732   $    4,275,170 $    3,371,417   $   3,432,754 $    3,642,331   $   3,238,218
                                     ==============   ============== ==============   ============= ==============   =============

                                        VANGUARD VIF TOTAL STOCK
                                              MARKET INDEX
                                            INVESTMENT OPTION
                                     -------------------------------
                                          2012             2011
                                     --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       33,309   $       22,881
   Net realized gains (losses)......        292,283          126,454
   Change in unrealized gains
     (losses) on investments........        368,675        (138,150)
                                     --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        694,267           11,185
                                     --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        372,735          258,980
   Net transfers (including
     fixed account).................      2,005,084        (471,447)
   Policy charges...................      (224,680)        (205,491)
   Transfers for policy benefits
     and terminations...............      (319,349)         (89,137)
                                     --------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........      1,833,790        (507,095)
                                     --------------   --------------
     Net increase (decrease)
       in net assets................      2,528,057        (495,910)
NET ASSETS:
   Beginning of year................      4,142,730        4,638,640
                                     --------------   --------------
   End of year...................... $    6,670,787   $    4,142,730
                                     ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                      NOTES TO THE FINANCIAL STATEMENTS



1. ORGANIZATION


MetLife of CT Fund UL for Variable Life Insurance (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 10, 1983 to support operations of the Company with respect to certain variable life insurance policies (the "Policies"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the State of Connecticut Insurance Department.

The Separate Account is divided into Investment Options, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Option invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")
Fidelity Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Goldman Sachs Variable Insurance Trust ("Goldman Sachs")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")*
Metropolitan Series Fund ("MSF")*
Pioneer Variable Contracts Trust ("Pioneer VCT")
The Merger Fund VL
Vanguard Variable Insurance Fund ("Vanguard VIF")

*See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Investment Options of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.


2. LIST OF INVESTMENT OPTIONS


Premium payments, less any applicable charges, applied to the Separate Account are invested in one or more Investment Options in accordance with the selection made by the policy owner. The following Investment Options had net assets as of December 31, 2012:

American Funds Global Growth Investment Option
American Funds Growth Investment Option
American Funds Growth-Income Investment Option
Fidelity VIP Contrafund Investment Option
Fidelity VIP Equity-Income Investment Option
Fidelity VIP High Income Investment Option
Fidelity VIP Mid Cap Investment Option
FTVIPT Franklin Small-Mid Cap Growth Securities Investment Option
FTVIPT Templeton Foreign Securities Investment Option
FTVIPT Templeton Global Bond Securities Investment Option
Goldman Sachs Strategic Growth Investment Option
Janus Aspen Enterprise Investment Option
LMPVET ClearBridge Variable Aggressive Growth Investment Option
LMPVET ClearBridge Variable Equity Income Builder Investment Option

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF INVESTMENT OPTIONS -- (CONTINUED)


LMPVET ClearBridge Variable Fundamental All Cap Value Investment Option LMPVET ClearBridge Variable Large Cap Growth Investment Option
LMPVET ClearBridge Variable Large Cap Value Investment Option
LMPVET Variable Lifestyle Allocation 50% Investment Option
LMPVET Variable Lifestyle Allocation 70% Investment Option
LMPVET Variable Lifestyle Allocation 85% Investment Option
LMPVIT Western Asset Variable High Income Investment Option
MIST BlackRock High Yield Investment Option
MIST Clarion Global Real Estate Investment Option
MIST Harris Oakmark International Investment Option
MIST Invesco Small Cap Growth Investment Option
MIST Janus Forty Investment Option
MIST Loomis Sayles Global Markets Investment Option
MIST Lord Abbett Bond Debenture Investment Option
MIST MetLife Aggressive Strategy Investment Option
MIST MFS Emerging Markets Equity Investment Option (a)
MIST MFS Research International Investment Option
MIST MLA Mid Cap Investment Option
MIST Morgan Stanley Mid Cap Growth Investment Option
MIST PIMCO Inflation Protected Bond Investment Option
MIST PIMCO Total Return Investment Option
MIST Pioneer Fund Investment Option
MIST Pioneer Strategic Income Investment Option
MIST RCM Technology Investment Option
MIST T. Rowe Price Large Cap Value Investment Option
MIST Third Avenue Small Cap Value Investment Option
MIST Van Kampen Comstock Investment Option
MSF Barclays Capital Aggregate Bond Index Investment Option
MSF BlackRock Aggressive Growth Investment Option
MSF BlackRock Bond Income Investment Option
MSF BlackRock Diversified Investment Option
MSF BlackRock Legacy Large Cap Growth Investment Option
MSF BlackRock Money Market Investment Option
MSF Davis Venture Value Investment Option
MSF FI Value Leaders Investment Option
MSF Jennison Growth Investment Option
MSF MetLife Conservative Allocation Investment Option
MSF MetLife Conservative to Moderate Allocation Investment Option
MSF MetLife Moderate Allocation Investment Option
MSF MetLife Moderate to Aggressive Allocation Investment Option
MSF MetLife Stock Index Investment Option
MSF MFS Total Return Investment Option
MSF MFS Value Investment Option
MSF MSCI EAFE Index Investment Option
MSF Oppenheimer Global Equity Investment Option (a)
MSF Russell 2000 Index Investment Option
MSF T. Rowe Price Large Cap Growth Investment Option
MSF T. Rowe Price Small Cap Growth Investment Option
MSF Western Asset Management U.S. Government Investment Option

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF INVESTMENT OPTIONS -- (CONCLUDED)


Pioneer VCT Mid Cap Value Investment Option
The Merger Fund VL Investment Option
Vanguard VIF Mid-Cap Index Investment Option
Vanguard VIF Total Stock Market Index Investment Option

(a) This Investment Option invests in two or more share classes within the underlying fund or portfolio of the Trusts.


3. PORTFOLIO CHANGES


The following Investment Option ceased operations during the year ended December 31, 2012:

MIST Oppenheimer Capital Appreciation Investment Option

The operations of the Investment Options were affected by the following changes that occurred during the year ended December 31, 2012:

NAME CHANGE:

Former Name                                            New Name

(MIST) Lazard Mid Cap Portfolio                        (MIST) MLA Mid Cap Portfolio
(MSF) Morgan Stanley EAFE Index Portfolio              (MSF) MSCI EAFE Index Portfolio

MERGER:

Former Portfolio                                           New Portfolio

(MIST) Oppenheimer Capital Appreciation Portfolio          (MSF) Jennison Growth Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts.


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.


SECURITY VALUATION
An Investment Option's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Options.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY VALUATION -- (CONCLUDED)
The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Investment Option invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.


PREMIUM PAYMENTS
The Company deducts a sales charge for certain policies and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. This federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as premium payments received from policy owners on the statements of changes in net assets of the applicable Investment Options and are credited as accumulation units.


NET TRANSFERS
Funds transferred by the policy owner into or out of Investment Options within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Options.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.



ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
Effective January 1, 2012, the Separate Account adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have an impact on the Separate Account's financial statements.


5. EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statements of operations of the applicable Investment Options:

   Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

   Administrative Charge -- The Company has responsibility for the administration of the Policies and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each policy and the Separate Account.

   The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2012 :

     --------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                0.20% - 0.90%
     --------------------------------------------------------------------------------------------------------------------------
      Administrative Charge                                                                                     0.00% - 0.40%
     --------------------------------------------------------------------------------------------------------------------------

   The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy. The range of effective rates disclosed above excludes waivers granted to certain Investment Options.

Policy charges are assessed on a monthly basis and generally include: cost of insurance ("COI") charges, administrative charges, a policy fee, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria. Depending on the policy, administrative charges are as follows: $0 to $20 for every $1,000 of the policy face amount for the first 3 to 6 policy years, plus $0.00 to $0.39 for every $1,000 of initial stated policy face amount per month for the first 3 to 6 policy years, or 0% to .40% annually and/or $5 per month if the initial premium is less than $25,000. In addition, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period that ranges from $1.63 to $42.20 for every $1,000 of the policy face amount between the first 10 to 15 policy years or 0% to 7.50% of premium payments made in the last 10 years, depending on the policy. These charges are paid to the Company and are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Investment Options.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS



                                                                       AS OF DECEMBER 31, 2012
                                                                   -------------------------------

                                                                      SHARES            COST ($)
                                                                   -------------     -------------
     American Funds Global Growth Investment Option..............        818,642        15,526,663
     American Funds Growth Investment Option.....................        712,979        35,255,646
     American Funds Growth-Income Investment Option..............        621,364        20,913,833
     Fidelity VIP Contrafund Investment Option...................        771,561        19,226,970
     Fidelity VIP Equity-Income Investment Option................        731,547        15,399,050
     Fidelity VIP High Income Investment Option..................        586,376         3,563,749
     Fidelity VIP Mid Cap Investment Option......................        329,488         9,361,208
     FTVIPT Franklin Small-Mid Cap Growth Securities
       Investment Option.........................................        279,078         5,168,758
     FTVIPT Templeton Foreign Securities Investment Option.......      1,395,374        19,754,756
     FTVIPT Templeton Global Bond Securities Investment Option...        392,259         6,930,425
     Goldman Sachs Strategic Growth Investment Option............        263,216         2,674,691
     Janus Aspen Enterprise Investment Option....................        129,992         3,431,250
     LMPVET ClearBridge Variable Aggressive Growth
       Investment Option.........................................        638,013         8,305,481
     LMPVET ClearBridge Variable Equity Income Builder
       Investment Option.........................................        162,427         1,764,339
     LMPVET ClearBridge Variable Fundamental All Cap Value
       Investment Option.........................................      1,138,866        21,761,417
     LMPVET ClearBridge Variable Large Cap Growth
       Investment Option.........................................        527,167         7,528,912
     LMPVET ClearBridge Variable Large Cap Value
       Investment Option.........................................        595,036         9,598,483
     LMPVET Variable Lifestyle Allocation 50%
       Investment Option.........................................          8,029            87,534
     LMPVET Variable Lifestyle Allocation 70%
       Investment Option.........................................          9,497            95,229
     LMPVET Variable Lifestyle Allocation 85%
       Investment Option.........................................         16,374           195,661
     LMPVIT Western Asset Variable High Income
       Investment Option.........................................      1,506,083         9,364,592
     MIST BlackRock High Yield Investment Option.................         14,017           112,339
     MIST Clarion Global Real Estate Investment Option...........        500,655         5,894,752
     MIST Harris Oakmark International Investment Option.........            866            13,586
     MIST Invesco Small Cap Growth Investment Option.............        125,963         1,658,025
     MIST Janus Forty Investment Option..........................        337,856        24,373,845
     MIST Loomis Sayles Global Markets Investment Option.........        437,575         4,823,472
     MIST Lord Abbett Bond Debenture Investment Option...........        550,917         6,704,258
     MIST MetLife Aggressive Strategy Investment Option..........        232,352         2,316,701
     MIST MFS Emerging Markets Equity Investment Option..........        812,700         8,520,050
     MIST MFS Research International Investment Option...........        686,647         7,407,693
     MIST MLA Mid Cap Investment Option..........................            391             3,395
     MIST Morgan Stanley Mid Cap Growth Investment Option........         18,322           191,849
     MIST PIMCO Inflation Protected Bond Investment Option.......        484,531         5,427,103
     MIST PIMCO Total Return Investment Option...................      3,020,194        33,343,146
     MIST Pioneer Fund Investment Option.........................        111,401         1,375,959
     MIST Pioneer Strategic Income Investment Option.............      1,324,578        13,300,960
     MIST RCM Technology Investment Option.......................        471,706         2,378,457
     MIST T. Rowe Price Large Cap Value Investment Option........        143,088         3,341,902
     MIST Third Avenue Small Cap Value Investment Option.........        601,475         9,186,565
     MIST Van Kampen Comstock Investment Option..................        325,682         2,347,001
     MSF Barclays Capital Aggregate Bond Index
       Investment Option.........................................          3,000            32,844
     MSF BlackRock Aggressive Growth Investment Option...........         94,698         2,311,821
     MSF BlackRock Bond Income Investment Option.................          5,535           551,778

                                                                         FOR THE YEAR ENDED
                                                                          DECEMBER 31, 2012
                                                                   --------------------------------
                                                                      COST OF           PROCEEDS
                                                                   PURCHASES ($)     FROM SALES ($)
                                                                   -------------     --------------
     American Funds Global Growth Investment Option..............        749,639          1,939,058
     American Funds Growth Investment Option.....................      1,285,151          5,255,589
     American Funds Growth-Income Investment Option..............      1,714,357          2,555,877
     Fidelity VIP Contrafund Investment Option...................        965,066          2,533,959
     Fidelity VIP Equity-Income Investment Option................      2,076,567          1,949,591
     Fidelity VIP High Income Investment Option..................        683,436            891,439
     Fidelity VIP Mid Cap Investment Option......................      1,126,401            911,407
     FTVIPT Franklin Small-Mid Cap Growth Securities
       Investment Option.........................................        610,165            593,229
     FTVIPT Templeton Foreign Securities Investment Option.......      1,593,167          1,450,367
     FTVIPT Templeton Global Bond Securities Investment Option...        621,272            520,987
     Goldman Sachs Strategic Growth Investment Option............        186,042            325,995
     Janus Aspen Enterprise Investment Option....................        329,912            831,915
     LMPVET ClearBridge Variable Aggressive Growth
       Investment Option.........................................        896,872          1,785,572
     LMPVET ClearBridge Variable Equity Income Builder
       Investment Option.........................................        357,257            570,197
     LMPVET ClearBridge Variable Fundamental All Cap Value
       Investment Option.........................................        830,840          4,483,483
     LMPVET ClearBridge Variable Large Cap Growth
       Investment Option.........................................      1,643,473          1,858,771
     LMPVET ClearBridge Variable Large Cap Value
       Investment Option.........................................        531,483          1,700,070
     LMPVET Variable Lifestyle Allocation 50%
       Investment Option.........................................          5,226            136,243
     LMPVET Variable Lifestyle Allocation 70%
       Investment Option.........................................          3,799             53,286
     LMPVET Variable Lifestyle Allocation 85%
       Investment Option.........................................          3,908             30,167
     LMPVIT Western Asset Variable High Income
       Investment Option.........................................      1,691,722          1,626,952
     MIST BlackRock High Yield Investment Option.................         12,425              8,054
     MIST Clarion Global Real Estate Investment Option...........        709,325            496,020
     MIST Harris Oakmark International Investment Option.........            217                964
     MIST Invesco Small Cap Growth Investment Option.............        434,549            538,855
     MIST Janus Forty Investment Option..........................      1,068,810          3,712,279
     MIST Loomis Sayles Global Markets Investment Option.........        344,495          1,400,478
     MIST Lord Abbett Bond Debenture Investment Option...........      2,675,346          1,002,655
     MIST MetLife Aggressive Strategy Investment Option..........        275,952            480,241
     MIST MFS Emerging Markets Equity Investment Option..........        724,577          1,487,224
     MIST MFS Research International Investment Option...........        861,715          1,558,896
     MIST MLA Mid Cap Investment Option..........................             31                377
     MIST Morgan Stanley Mid Cap Growth Investment Option........         29,462             80,748
     MIST PIMCO Inflation Protected Bond Investment Option.......      1,932,848          1,431,334
     MIST PIMCO Total Return Investment Option...................      4,322,340          4,598,845
     MIST Pioneer Fund Investment Option.........................        238,884            355,161
     MIST Pioneer Strategic Income Investment Option.............      3,166,775          1,543,552
     MIST RCM Technology Investment Option.......................        513,537            370,196
     MIST T. Rowe Price Large Cap Value Investment Option........        224,139            289,196
     MIST Third Avenue Small Cap Value Investment Option.........        291,191            623,980
     MIST Van Kampen Comstock Investment Option..................        260,212            388,473
     MSF Barclays Capital Aggregate Bond Index
       Investment Option.........................................          5,018              2,945
     MSF BlackRock Aggressive Growth Investment Option...........        218,913            439,586
     MSF BlackRock Bond Income Investment Option.................        113,373            201,589

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)



                                                                        AS OF DECEMBER 31, 2012
                                                                    --------------------------------

                                                                       SHARES            COST ($)
                                                                    -------------      -------------
     MSF BlackRock Diversified Investment Option..................        584,910          8,506,886
     MSF BlackRock Legacy Large Cap Growth Investment Option......        822,822         15,412,694
     MSF BlackRock Money Market Investment Option.................        300,156         30,015,644
     MSF Davis Venture Value Investment Option....................        103,680          3,246,367
     MSF FI Value Leaders Investment Option.......................         60,542         10,687,478
     MSF Jennison Growth Investment Option........................      1,450,046         17,403,105
     MSF MetLife Conservative Allocation Investment Option........        140,340          1,577,581
     MSF MetLife Conservative to Moderate Allocation
        Investment Option.........................................        132,095          1,418,857
     MSF MetLife Moderate Allocation Investment Option............        495,641          5,327,326
     MSF MetLife Moderate to Aggressive Allocation
        Investment Option.........................................        435,419          4,519,772
     MSF MetLife Stock Index Investment Option....................      1,263,116         33,945,988
     MSF MFS Total Return Investment Option.......................        198,623         27,426,242
     MSF MFS Value Investment Option..............................        643,521          8,297,250
     MSF MSCI EAFE Index Investment Option........................         17,521            207,723
     MSF Oppenheimer Global Equity Investment Option..............      1,161,598         17,996,760
     MSF Russell 2000 Index Investment Option.....................        961,254         13,012,016
     MSF T. Rowe Price Large Cap Growth Investment Option.........        145,725          2,069,285
     MSF T. Rowe Price Small Cap Growth Investment Option.........        477,385          6,582,399
     MSF Western Asset Management U.S. Government
        Investment Option.........................................      1,146,101         13,623,324
     Pioneer VCT Mid Cap Value Investment Option..................        262,590          4,829,949
     The Merger Fund VL Investment Option.........................        319,877          3,476,068
     Vanguard VIF Mid-Cap Index Investment Option.................        225,820          3,215,409
     Vanguard VIF Total Stock Market Index Investment Option......        263,465          6,447,179

                                                                           FOR THE YEAR ENDED
                                                                            DECEMBER 31, 2012
                                                                    ---------------------------------
                                                                        COST OF           PROCEEDS
                                                                     PURCHASES ($)     FROM SALES ($)
                                                                    --------------     --------------
     MSF BlackRock Diversified Investment Option..................         858,338          1,775,037
     MSF BlackRock Legacy Large Cap Growth Investment Option......         875,838          4,496,382
     MSF BlackRock Money Market Investment Option.................       8,647,315         13,673,363
     MSF Davis Venture Value Investment Option....................         404,972            334,471
     MSF FI Value Leaders Investment Option.......................         389,320          1,156,617
     MSF Jennison Growth Investment Option........................      17,468,923          1,580,771
     MSF MetLife Conservative Allocation Investment Option........         977,449            715,627
     MSF MetLife Conservative to Moderate Allocation
        Investment Option.........................................         342,550            309,844
     MSF MetLife Moderate Allocation Investment Option............         421,095            734,524
     MSF MetLife Moderate to Aggressive Allocation
        Investment Option.........................................         550,685          1,462,744
     MSF MetLife Stock Index Investment Option....................       2,749,066          9,870,546
     MSF MFS Total Return Investment Option.......................       1,497,707          3,538,455
     MSF MFS Value Investment Option..............................       2,719,282            678,067
     MSF MSCI EAFE Index Investment Option........................          54,622             37,319
     MSF Oppenheimer Global Equity Investment Option..............       1,088,518          2,546,735
     MSF Russell 2000 Index Investment Option.....................       1,041,529          3,310,512
     MSF T. Rowe Price Large Cap Growth Investment Option.........         459,313            299,304
     MSF T. Rowe Price Small Cap Growth Investment Option.........       1,148,288          1,251,799
     MSF Western Asset Management U.S. Government
        Investment Option.........................................         995,155          1,672,845
     Pioneer VCT Mid Cap Value Investment Option..................         471,288            623,363
     The Merger Fund VL Investment Option.........................         328,454            422,610
     Vanguard VIF Mid-Cap Index Investment Option.................         695,169            667,170
     Vanguard VIF Total Stock Market Index Investment Option......       2,884,242            710,123

This page is intentionally left blank.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                        AMERICAN FUNDS                                        AMERICAN FUNDS
                                         GLOBAL GROWTH         AMERICAN FUNDS GROWTH           GROWTH-INCOME
                                       INVESTMENT OPTION         INVESTMENT OPTION           INVESTMENT OPTION
                                   ------------------------- -------------------------- --------------------------
                                       2012          2011        2012          2011         2012          2011
                                   ------------  ----------- ------------  ------------ ------------  ------------

Units beginning of year...........   11,567,027   12,369,338   34,427,060    38,283,496   17,767,830    17,917,304
Units issued and transferred
   from other funding options.....    1,056,218    1,508,326    2,486,196     3,131,978    2,247,476     3,353,853
Units redeemed and transferred
   to other funding options.......  (1,742,622)  (2,310,637)  (5,457,124)   (6,988,414)  (2,972,710)   (3,503,327)
                                   ------------  ----------- ------------  ------------ ------------  ------------
Units end of year.................   10,880,623   11,567,027   31,456,132    34,427,060   17,042,596    17,767,830
                                   ============  =========== ============  ============ ============  ============



                                    FIDELITY VIP CONTRAFUND  FIDELITY VIP EQUITY-INCOME FIDELITY VIP HIGH INCOME
                                       INVESTMENT OPTION          INVESTMENT OPTION         INVESTMENT OPTION
                                   ------------------------- -------------------------- -------------------------
                                       2012          2011        2012          2011        2012          2011
                                   -----------   ----------- ------------  ------------ -----------  ------------

Units beginning of year...........  12,375,671    13,411,697    6,367,724     6,016,042   1,878,102     2,046,523
Units issued and transferred
   from other funding options.....     987,689     1,336,396    1,968,342     1,863,121     644,106       632,597
Units redeemed and transferred
   to other funding options....... (1,931,229)   (2,372,422)  (1,612,355)   (1,511,439)   (803,865)     (801,018)
                                   -----------   ----------- ------------  ------------ -----------  ------------
Units end of year.................  11,432,131    12,375,671    6,723,711     6,367,724   1,718,343     1,878,102
                                   ===========   =========== ============  ============ ===========  ============

                                                              FTVIPT FRANKLIN SMALL-MID  FTVIPT TEMPLETON FOREIGN
                                     FIDELITY VIP MID CAP       CAP GROWTH SECURITIES           SECURITIES
                                       INVESTMENT OPTION          INVESTMENT OPTION          INVESTMENT OPTION
                                   ------------------------- -------------------------- --------------------------
                                       2012          2011        2012          2011         2012          2011
                                   ------------  ----------- ------------  ------------ ------------  ------------

Units beginning of year...........    4,355,418    4,519,021    4,762,053     5,689,784   10,060,262    10,526,644
Units issued and transferred
   from other funding options.....      469,540      825,290      292,214       388,924    1,145,452     1,497,796
Units redeemed and transferred
   to other funding options.......    (642,460)    (988,893)    (568,319)   (1,316,655)  (1,180,847)   (1,964,178)
                                   ------------  ----------- ------------  ------------ ------------  ------------
Units end of year.................    4,182,498    4,355,418    4,485,948     4,762,053   10,024,867    10,060,262
                                   ============  =========== ============  ============ ============  ============


                                    FTVIPT TEMPLETON GLOBAL         GOLDMAN SACHS              JANUS ASPEN
                                        BOND SECURITIES           STRATEGIC GROWTH             ENTERPRISE
                                       INVESTMENT OPTION          INVESTMENT OPTION         INVESTMENT OPTION
                                   ------------------------- -------------------------- -------------------------
                                       2012          2011        2012          2011        2012          2011
                                   ------------  ----------- ------------  ------------ -----------  ------------

Units beginning of year...........    2,144,249    1,909,984    2,692,452     2,894,423   7,860,479     8,840,778
Units issued and transferred
   from other funding options.....      206,796      570,811      153,861       117,901     862,345       831,811
Units redeemed and transferred
   to other funding options.......    (211,884)    (336,546)    (247,220)     (319,872) (1,546,002)   (1,812,110)
                                   ------------  ----------- ------------  ------------ -----------  ------------
Units end of year.................    2,139,161    2,144,249    2,599,093     2,692,452   7,176,822     7,860,479
                                   ============  =========== ============  ============ ===========  ============

                                           LMPVET                    LMPVET                   LMPVET
                                    CLEARBRIDGE VARIABLE      CLEARBRIDGE VARIABLE     CLEARBRIDGE VARIABLE
                                      AGGRESSIVE GROWTH       EQUITY INCOME BUILDER  FUNDAMENTAL ALL CAP VALUE
                                      INVESTMENT OPTION         INVESTMENT OPTION        INVESTMENT OPTION
                                  ------------------------- ------------------------ -------------------------
                                      2012         2011         2012         2011        2012         2011
                                  -----------   ----------- -----------  ----------- -----------   -----------

Units beginning of year..........  10,430,323    10,934,005   1,711,186    1,594,772  13,878,537    15,087,027
Units issued and transferred
   from other funding options....     666,603     1,140,806     332,216      382,904   2,241,012     2,531,967
Units redeemed and transferred
   to other funding options...... (1,704,729)   (1,644,488)   (535,921)    (266,490) (4,300,051)   (3,740,457)
                                  -----------   ----------- -----------  ----------- -----------   -----------
Units end of year................   9,392,197    10,430,323   1,507,481    1,711,186  11,819,498    13,878,537
                                  ===========   =========== ===========  =========== ===========   ===========


                                           LMPVET                    LMPVET
                                    CLEARBRIDGE VARIABLE      CLEARBRIDGE VARIABLE   LMPVET VARIABLE LIFESTYLE
                                      LARGE CAP GROWTH           LARGE CAP VALUE          ALLOCATION 50%
                                      INVESTMENT OPTION         INVESTMENT OPTION        INVESTMENT OPTION
                                  ------------------------- ------------------------ -------------------------
                                      2012         2011         2012         2011        2012         2011
                                  -----------  ------------ -----------  ----------- -----------   -----------

Units beginning of year..........   9,777,226    10,572,298   6,178,275    6,897,359     138,157       196,068
Units issued and transferred
   from other funding options....   1,628,686       851,935   1,332,978      924,469     186,278        60,047
Units redeemed and transferred
   to other funding options...... (2,441,898)   (1,647,007) (2,003,728)  (1,643,553)   (265,884)     (117,958)
                                  -----------  ------------ -----------  ----------- -----------   -----------
Units end of year................   8,964,014     9,777,226   5,507,525    6,178,275      58,551       138,157
                                  ===========  ============ ===========  =========== ===========   ===========

                                   LMPVET VARIABLE LIFESTYLE LMPVET VARIABLE LIFESTYLE   LMPVIT WESTERN ASSET
                                        ALLOCATION 70%            ALLOCATION 85%         VARIABLE HIGH INCOME
                                       INVESTMENT OPTION         INVESTMENT OPTION         INVESTMENT OPTION
                                   ------------------------- ------------------------- -------------------------
                                       2012         2011         2012         2011        2012          2011
                                   -----------  ------------ -----------  ------------ -----------  ------------

Units beginning of year...........     107,074       131,355     225,596       247,806   4,672,683     4,604,668
Units issued and transferred
   from other funding options.....     151,585        54,858     120,700       486,645   1,260,445     1,106,161
Units redeemed and transferred
   to other funding options.......   (185,535)      (79,139)   (146,445)     (508,855) (1,526,467)   (1,038,146)
                                   -----------  ------------ -----------  ------------ -----------  ------------
Units end of year.................      73,124       107,074     199,851       225,596   4,406,661     4,672,683
                                   ===========  ============ ===========  ============ ===========  ============


                                                                   MIST CLARION           MIST HARRIS OAKMARK
                                   MIST BLACKROCK HIGH YIELD    GLOBAL REAL ESTATE           INTERNATIONAL
                                       INVESTMENT OPTION         INVESTMENT OPTION         INVESTMENT OPTION
                                   ------------------------- ------------------------- -------------------------
                                       2012          2011        2012          2011        2012         2011
                                   -----------   ----------- -----------   ----------- -----------   -----------

Units beginning of year...........      23,144        27,077   3,421,684     3,516,745       9,671        10,253
Units issued and transferred
   from other funding options.....       7,946         6,224     542,028       479,722       9,654            --
Units redeemed and transferred
   to other funding options.......     (9,220)      (10,157)   (433,224)     (574,783)    (10,111)         (582)
                                   -----------   ----------- -----------   ----------- -----------   -----------
Units end of year.................      21,870        23,144   3,530,488     3,421,684       9,214         9,671
                                   ===========   =========== ===========   =========== ===========   ===========


(a) For the period May 2, 2011 to December 31, 2011.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                         MIST INVESCO                                    MIST LOOMIS SAYLES GLOBAL
                                       SMALL CAP GROWTH           MIST JANUS FORTY                MARKETS
                                       INVESTMENT OPTION          INVESTMENT OPTION          INVESTMENT OPTION
                                   ------------------------- -------------------------- --------------------------
                                       2012          2011        2012          2011         2012          2011
                                   ------------  ----------- ------------  ------------ ------------  ------------

Units beginning of year...........    1,296,274    1,503,164   12,850,276    13,291,990    1,848,696     1,713,769
Units issued and transferred
   from other funding options.....      377,523      573,132    4,475,086     3,851,813      950,642       600,333
Units redeemed and transferred
   to other funding options.......    (492,139)    (780,022)  (3,405,358)   (4,293,527)    (786,803)     (465,406)
                                   ------------  ----------- ------------  ------------ ------------  ------------
Units end of year.................    1,181,658    1,296,274   13,920,004    12,850,276    2,012,535     1,848,696
                                   ============  =========== ============  ============ ============  ============


                                     MIST LORD ABBETT BOND          MIST METLIFE            MIST MFS EMERGING
                                           DEBENTURE             AGGRESSIVE STRATEGY         MARKETS EQUITY
                                       INVESTMENT OPTION          INVESTMENT OPTION         INVESTMENT OPTION
                                   ------------------------- -------------------------- -------------------------
                                       2012          2011        2012        2011 (a)      2012          2011
                                   ------------  ----------- ------------  ------------ -----------  ------------

Units beginning of year...........    3,092,259    3,331,243    2,142,255            --   5,138,778     5,354,229
Units issued and transferred
   from other funding options.....    1,362,894      354,176      468,310     2,416,607     697,544     1,266,121
Units redeemed and transferred
   to other funding options.......    (662,011)    (593,160)    (616,129)     (274,352) (1,088,265)   (1,481,572)
                                   ------------  ----------- ------------  ------------ -----------  ------------
Units end of year.................    3,793,142    3,092,259    1,994,436     2,142,255   4,748,057     5,138,778
                                   ============  =========== ============  ============ ===========  ============

                                       MIST MFS RESEARCH                                  MIST MORGAN STANLEY
                                         INTERNATIONAL           MIST MLA MID CAP           MID CAP GROWTH
                                       INVESTMENT OPTION         INVESTMENT OPTION         INVESTMENT OPTION
                                   ------------------------- ------------------------- -------------------------
                                       2012         2011         2012         2011         2012          2011
                                   -----------  ------------ -----------  ------------ ------------  -----------

Units beginning of year...........   5,660,829     5,130,797       1,940         2,063      236,394      195,390
Units issued and transferred
   from other funding options.....   1,697,856     2,410,674       1,936            --       31,975      340,590
Units redeemed and transferred
   to other funding options....... (2,318,885)   (1,880,642)     (2,036)         (123)     (77,867)    (299,586)
                                   -----------  ------------ -----------  ------------ ------------  -----------
Units end of year.................   5,039,800     5,660,829       1,840         1,940      190,502      236,394
                                   ===========  ============ ===========  ============ ============  ===========


                                     MIST PIMCO INFLATION
                                        PROTECTED BOND        MIST PIMCO TOTAL RETURN      MIST PIONEER FUND
                                       INVESTMENT OPTION         INVESTMENT OPTION         INVESTMENT OPTION
                                   ------------------------- ------------------------- -------------------------
                                       2012         2011         2012         2011        2012          2011
                                   -----------  ------------ -----------  ------------ -----------  ------------

Units beginning of year...........   3,748,262     4,010,553  20,031,316    21,352,541   1,095,973     1,295,365
Units issued and transferred
   from other funding options.....   1,334,615     1,240,973   2,583,587     2,233,087     752,111       413,445
Units redeemed and transferred
   to other funding options....... (1,275,980)   (1,503,264) (3,108,212)   (3,554,312)   (854,461)     (612,837)
                                   -----------  ------------ -----------  ------------ -----------  ------------
Units end of year.................   3,806,897     3,748,262  19,506,691    20,031,316     993,623     1,095,973
                                   ===========  ============ ===========  ============ ===========  ============

                                    MIST PIONEER STRATEGIC           MIST RCM             MIST T. ROWE PRICE
                                            INCOME                  TECHNOLOGY              LARGE CAP VALUE
                                       INVESTMENT OPTION         INVESTMENT OPTION         INVESTMENT OPTION
                                   ------------------------- ------------------------- ------------------------
                                       2012          2011        2012       2011 (a)      2012          2011
                                   ------------  ----------- -----------   ----------- -----------  -----------

Units beginning of year...........    6,104,981    6,709,262   3,999,385            --   2,201,547    2,378,561
Units issued and transferred
   from other funding options.....    1,900,293    1,142,564     697,823     4,616,495     204,452      424,265
Units redeemed and transferred
   to other funding options.......  (1,418,667)  (1,746,845)   (871,087)     (617,110)   (270,412)    (601,279)
                                   ------------  ----------- -----------   ----------- -----------  -----------
Units end of year.................    6,586,607    6,104,981   3,826,121     3,999,385   2,135,587    2,201,547
                                   ============  =========== ===========   =========== ===========  ===========


                                       MIST THIRD AVENUE                               MSF BARCLAYS CAPITAL
                                        SMALL CAP VALUE     MIST VAN KAMPEN COMSTOCK   AGGREGATE BOND INDEX
                                       INVESTMENT OPTION        INVESTMENT OPTION        INVESTMENT OPTION
                                   ------------------------ ------------------------ -------------------------
                                       2012         2011       2012          2011        2012         2011
                                   -----------  ----------- -----------  ----------- -----------   -----------

Units beginning of year...........   5,443,054    5,859,031   2,154,381    2,651,603      11,835        10,374
Units issued and transferred
   from other funding options.....     477,669      767,848     239,833      315,229       1,468         3,023
Units redeemed and transferred
   to other funding options.......   (609,401)  (1,183,825)   (328,773)    (812,451)     (1,100)       (1,562)
                                   -----------  ----------- -----------  ----------- -----------   -----------
Units end of year.................   5,311,322    5,443,054   2,065,441    2,154,381      12,203        11,835
                                   ===========  =========== ===========  =========== ===========   ===========

                                   MSF BLACKROCK AGGRESSIVE        MSF BLACKROCK
                                            GROWTH                  BOND INCOME        MSF BLACKROCK DIVERSIFIED
                                       INVESTMENT OPTION         INVESTMENT OPTION         INVESTMENT OPTION
                                   ------------------------- ------------------------- -------------------------
                                       2012          2011        2012          2011        2012          2011
                                   ------------  ----------- ------------  ----------- ------------  -----------

Units beginning of year...........    3,674,115    3,842,197      397,005      450,860    6,697,068    7,175,927
Units issued and transferred
   from other funding options.....      708,899      583,663      445,782      211,918    1,189,222    1,066,797
Units redeemed and transferred
   to other funding options.......    (954,987)    (751,745)    (498,693)    (265,773)  (1,572,677)  (1,545,656)
                                   ------------  ----------- ------------  ----------- ------------  -----------
Units end of year.................    3,428,027    3,674,115      344,094      397,005    6,313,613    6,697,068
                                   ============  =========== ============  =========== ============  ===========


                                     MSF BLACKROCK LEGACY          MSF BLACKROCK
                                       LARGE CAP GROWTH            MONEY MARKET         MSF DAVIS VENTURE VALUE
                                       INVESTMENT OPTION         INVESTMENT OPTION         INVESTMENT OPTION
                                   ------------------------- ------------------------- -------------------------
                                       2012         2011         2012          2011        2012         2011
                                   -----------  ------------ ----------- ------------- -----------   -----------

Units beginning of year...........  22,386,599    24,227,249  24,848,567    27,241,884   2,449,864     1,322,146
Units issued and transferred
   from other funding options.....   5,948,335     5,704,797   9,001,472    13,733,629     388,629     1,362,582
Units redeemed and transferred
   to other funding options....... (8,084,425)   (7,545,447)(12,351,269)  (16,126,946)   (321,484)     (234,864)
                                   -----------  ------------ ----------- ------------- -----------   -----------
Units end of year.................  20,250,509    22,386,599  21,498,770    24,848,567   2,517,009     2,449,864
                                   ===========  ============ =========== ============= ===========   ===========


(a) For the period May 2, 2011 to December 31, 2011.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONCLUDED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                                                                                MSF METLIFE
                                     MSF FI VALUE LEADERS        MSF JENNISON GROWTH      CONSERVATIVE ALLOCATION
                                       INVESTMENT OPTION          INVESTMENT OPTION          INVESTMENT OPTION
                                   ------------------------- -------------------------- --------------------------
                                       2012          2011        2012          2011         2012          2011
                                   ------------  ----------- ------------  ------------ ------------  ------------

Units beginning of year...........    8,479,261    8,908,499    1,829,162     1,858,581    1,063,812     2,958,635
Units issued and transferred
   from other funding options.....      571,079      637,553   17,846,214       272,844      685,103     1,868,511
Units redeemed and transferred
   to other funding options.......  (1,265,065)  (1,066,791)  (9,376,325)     (302,263)    (555,446)   (3,763,334)
                                   ------------  ----------- ------------  ------------ ------------  ------------
Units end of year.................    7,785,275    8,479,261   10,299,051     1,829,162    1,193,469     1,063,812
                                   ============  =========== ============  ============ ============  ============


                                   MSF METLIFE CONSERVATIVE TO         MSF METLIFE         MSF METLIFE MODERATE TO
                                       MODERATE ALLOCATION         MODERATE ALLOCATION      AGGRESSIVE ALLOCATION
                                        INVESTMENT OPTION           INVESTMENT OPTION         INVESTMENT OPTION
                                   --------------------------- -------------------------- -------------------------
                                        2012          2011         2012          2011        2012          2011
                                    ------------  -----------  ------------  ------------ -----------  ------------

Units beginning of year...........     1,165,614    1,026,859     5,276,786     4,926,721   4,834,050     4,708,765
Units issued and transferred
   from other funding options.....       428,421      650,582       681,782     2,051,611     776,736     1,137,564
Units redeemed and transferred
   to other funding options.......     (429,407)    (511,827)   (1,027,681)   (1,701,546) (1,571,029)   (1,012,279)
                                    ------------  -----------  ------------  ------------ -----------  ------------
Units end of year.................     1,164,628    1,165,614     4,930,887     5,276,786   4,039,757     4,834,050
                                    ============  ===========  ============  ============ ===========  ============


                                    MSF METLIFE STOCK INDEX    MSF MFS TOTAL RETURN           MSF MFS VALUE
                                       INVESTMENT OPTION         INVESTMENT OPTION          INVESTMENT OPTION
                                   ------------------------- ------------------------- --------------------------
                                       2012          2011        2012          2011        2012          2011
                                   ------------  ----------- ------------  ----------- ------------  ------------

Units beginning of year...........   28,215,335   30,625,640   15,254,513   15,792,137    4,947,196     5,346,044
Units issued and transferred
   from other funding options.....    3,419,281    3,997,633    3,601,153    3,557,859    2,227,494     1,114,736
Units redeemed and transferred
   to other funding options.......  (9,573,441)  (6,407,938)  (4,500,334)  (4,095,483)    (852,621)   (1,513,584)
                                   ------------  ----------- ------------  ----------- ------------  ------------
Units end of year.................   22,061,175   28,215,335   14,355,332   15,254,513    6,322,069     4,947,196
                                   ============  =========== ============  =========== ============  ============


                                                                  MSF OPPENHEIMER
                                      MSF MSCI EAFE INDEX          GLOBAL EQUITY        MSF RUSSELL 2000 INDEX
                                       INVESTMENT OPTION         INVESTMENT OPTION         INVESTMENT OPTION
                                   ------------------------- ------------------------- --------------------------
                                       2012          2011        2012          2011        2012          2011
                                   -----------   ----------- ------------  ----------- ------------  ------------

Units beginning of year...........     233,703       221,248    7,898,308    8,104,408    9,043,334     9,799,279
Units issued and transferred
   from other funding options.....      72,819        60,769    2,463,052    2,305,060      969,922     1,010,726
Units redeemed and transferred
   to other funding options.......    (54,923)      (48,314)  (2,073,709)  (2,511,160)  (2,305,963)   (1,766,671)
                                   -----------   ----------- ------------  ----------- ------------  ------------
Units end of year.................     251,599       233,703    8,287,651    7,898,308    7,707,293     9,043,334
                                   ===========   =========== ============  =========== ============  ============

                                                                                                MSF WESTERN
                                       MSF T. ROWE PRICE          MSF T. ROWE PRICE          ASSET MANAGEMENT
                                       LARGE CAP GROWTH           SMALL CAP GROWTH            U.S. GOVERNMENT
                                       INVESTMENT OPTION          INVESTMENT OPTION          INVESTMENT OPTION
                                   ------------------------- -------------------------- --------------------------
                                       2012          2011        2012          2011         2012          2011
                                   ------------  ----------- ------------  ------------ ------------  ------------

Units beginning of year...........    2,046,272    1,983,053    6,255,298     6,202,262    7,303,828     7,980,784
Units issued and transferred
   from other funding options.....      487,482      365,569      432,574     1,339,319      979,159       987,176
Units redeemed and transferred
   to other funding options.......    (322,216)    (302,350)  (1,041,072)   (1,286,283)  (1,248,397)   (1,664,132)
                                   ------------  ----------- ------------  ------------ ------------  ------------
Units end of year.................    2,211,538    2,046,272    5,646,800     6,255,298    7,034,590     7,303,828
                                   ============  =========== ============  ============ ============  ============



                                                                                              VANGUARD VIF
                                   PIONEER VCT MID CAP VALUE     THE MERGER FUND VL           MID-CAP INDEX
                                       INVESTMENT OPTION          INVESTMENT OPTION         INVESTMENT OPTION
                                   ------------------------- -------------------------- -------------------------
                                       2012          2011        2012          2011        2012          2011
                                   ------------  ----------- ------------  ------------ -----------  ------------

Units beginning of year...........    3,016,387    3,290,262    2,275,941     2,412,656   2,410,883     2,537,341
Units issued and transferred
   from other funding options.....      434,193      361,997      206,512        86,715     638,798       722,354
Units redeemed and transferred
   to other funding options.......    (519,431)    (635,872)    (286,762)     (223,430)   (677,759)     (848,812)
                                   ------------  ----------- ------------  ------------ -----------  ------------
Units end of year.................    2,931,149    3,016,387    2,195,691     2,275,941   2,371,922     2,410,883
                                   ============  =========== ============  ============ ===========  ============

                                    VANGUARD VIF TOTAL STOCK
                                          MARKET INDEX
                                        INVESTMENT OPTION
                                    -------------------------
                                        2012          2011
                                    -----------   -----------

Units beginning of year............   3,426,066     3,828,856
Units issued and transferred
from other funding options.........   2,259,504       391,739
Units redeemed and transferred
to other funding options...........   (905,619)     (794,529)
                                    -----------   -----------
Units end of year..................   4,779,951     3,426,066
                                    ===========   ===========


(a) For the period May 2, 2011 to December 31, 2011.

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS


The Company sells a number of variable life products which have unique combinations of features and fees, some of which directly affect the unit values of the Investment Options. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Policies, net investment income ratios, and expense ratios, excluding expenses for the underlying fund or portfolio, for the respective stated periods in the five years ended December 31, 2012:

                                                                  AS OF DECEMBER 31
                                                    -----------------------------------------------

                                                                      UNIT VALUE
                                                                       LOWEST TO            NET
                                                        UNITS         HIGHEST ($)       ASSETS ($)
                                                    ------------   -----------------  -------------
  American Funds Global                       2012    10,880,623         1.22 - 1.87     19,188,978
     Growth Investment Option                 2011    11,567,027         1.00 - 1.54     16,868,953
                                              2010    12,369,338         1.10 - 1.70     20,023,794
                                              2009    12,325,319         0.99 - 1.53     18,245,436
                                              2008    12,149,279         0.70 - 1.08     13,015,782

  American Funds Growth                       2012    31,456,132         1.16 - 1.42     43,099,574
     Investment Option                        2011    34,427,060         0.99 - 1.21     40,430,190
                                              2010    38,283,496         1.03 - 1.27     47,458,893
                                              2009    40,381,232         0.88 - 1.08     42,661,117
                                              2008    42,447,559         0.63 - 0.78     32,709,985

  American Funds Growth-Income                2012    17,042,596         1.19 - 1.46     23,760,964
     Investment Option                        2011    17,767,830         1.02 - 1.25     21,329,467
                                              2010    17,917,304         1.04 - 1.28     22,148,578
                                              2009    18,712,342         0.94 - 1.16     21,068,006
                                              2008    20,999,398         0.72 - 0.89     18,354,199

  Fidelity VIP Contrafund                     2012    11,432,131         1.19 - 1.89     20,338,346
     Investment Option                        2011    12,375,671         1.03 - 1.64     19,162,361
                                              2010    13,411,697         1.06 - 1.69     21,752,921
                                              2009    13,735,333         0.91 - 1.45     19,264,743
                                              2008    14,018,225         0.67 - 1.08     14,819,315

  Fidelity VIP Equity-Income                  2012     6,723,711         1.21 - 3.52     14,587,040
     Investment Option                        2011     6,367,724         1.04 - 3.02     13,549,313
                                              2010     6,016,042         1.03 - 3.01     14,740,634
                                              2009     6,300,007         1.12 - 2.63     14,023,937
                                              2008     7,040,512         0.87 - 2.03     12,067,759

  Fidelity VIP High Income                    2012     1,718,343         1.44 - 2.43      3,406,818
     Investment Option                        2011     1,878,102         1.27 - 2.14      3,357,851
                                              2010     2,046,523         1.23 - 2.07      3,815,201
                                              2009     2,007,536         1.21 - 1.83      3,344,308
                                              2008     2,174,437         0.85 - 1.28      2,542,512

  Fidelity VIP Mid Cap                        2012     4,182,498         1.20 - 2.83      9,878,021
     Investment Option                        2011     4,355,418         1.06 - 2.49      9,186,006
                                              2010     4,519,021         1.19 - 2.81     11,004,319
                                              2009     4,352,453         0.93 - 2.20      8,710,866
                                              2008     3,949,702         0.67 - 1.58      6,153,083

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                    -----------------------------------------------------
                                                                       EXPENSE(2)           TOTAL(3)
                                                    INVESTMENT(1)         RATIO              RETURN
                                                       INCOME           LOWEST TO           LOWEST TO
                                                      RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                                    -------------   --------------      -----------------
  American Funds Global                       2012       0.90          0.40 - 0.90          21.46 - 22.07
     Growth Investment Option                 2011       1.28          0.40 - 0.90        (9.67) - (9.26)
                                              2010       1.50          0.40 - 0.90          10.71 - 11.31
                                              2009       1.48          0.40 - 0.90          41.01 - 41.83
                                              2008       1.88          0.40 - 0.90         (38.95) - 3.56

  American Funds Growth                       2012       0.78          0.40 - 0.90          16.83 - 17.42
     Investment Option                        2011       0.60          0.40 - 0.90        (5.19) - (4.64)
                                              2010       0.72          0.40 - 0.90          17.67 - 18.17
                                              2009       0.66          0.40 - 0.90          38.15 - 38.89
                                              2008       0.83          0.40 - 0.90         (44.48) - 4.13

  American Funds Growth-Income                2012       1.63          0.40 - 0.90          16.42 - 17.01
     Investment Option                        2011       1.58          0.40 - 0.90        (2.76) - (2.21)
                                              2010       1.48          0.40 - 0.90          10.44 - 10.98
                                              2009       1.56          0.40 - 0.90          29.95 - 30.82
                                              2008       1.77          0.40 - 0.90         (38.36) - 2.87

  Fidelity VIP Contrafund                     2012       1.24          0.40 - 0.90          15.26 - 15.84
     Investment Option                        2011       0.91          0.40 - 0.90        (3.55) - (3.02)
                                              2010       1.12          0.40 - 0.90          16.04 - 16.59
                                              2009       1.33          0.40 - 0.90          34.45 - 35.22
                                              2008       0.94          0.40 - 0.90        (43.12) - 13.30

  Fidelity VIP Equity-Income                  2012       3.12          0.45 - 0.90          16.25 - 16.78
     Investment Option                        2011       2.46          0.45 - 0.90            0.07 - 0.48
                                              2010       1.82          0.45 - 0.90          14.12 - 14.67
                                              2009       2.28          0.60 - 0.90          29.06 - 29.42
                                              2008       2.44          0.60 - 0.90      (43.19) - (42.99)

  Fidelity VIP High Income                    2012       5.67          0.45 - 0.90          13.20 - 13.71
     Investment Option                        2011       6.52          0.45 - 0.90            3.09 - 3.59
                                              2010       8.09          0.45 - 0.90          12.81 - 13.31
                                              2009       8.03          0.60 - 0.90          42.66 - 43.18
                                              2008       8.53          0.60 - 0.90      (25.68) - (25.47)

  Fidelity VIP Mid Cap                        2012       0.39          0.40 - 0.90          13.53 - 14.10
     Investment Option                        2011       0.02          0.40 - 0.90      (11.66) - (11.20)
                                              2010       0.12          0.40 - 0.90          27.44 - 28.02
                                              2009       0.47          0.40 - 0.90          38.44 - 39.13
                                              2008       0.24          0.40 - 0.90         (40.15) - 8.10

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                  AS OF DECEMBER 31
                                                    -----------------------------------------------

                                                                      UNIT VALUE
                                                                       LOWEST TO            NET
                                                        UNITS         HIGHEST ($)       ASSETS ($)
                                                    ------------   -----------------  -------------
  FTVIPT Franklin Small-Mid                   2012     4,485,948         1.26 - 1.35      5,871,751
     Cap Growth Securities Investment         2011     4,762,053         1.14 - 1.23      5,671,126
     Option                                   2010     5,689,784         1.20 - 1.30      7,182,631
                                              2009     6,356,861         0.95 - 1.02      6,344,238
                                              2008     6,714,279         0.66 - 0.72      4,725,414

  FTVIPT Templeton Foreign                    2012    10,024,867         1.06 - 2.18     20,051,495
     Securities Investment Option             2011    10,060,262         0.90 - 1.85     17,309,958
                                              2010    10,526,644         1.02 - 2.09     20,645,222
                                              2009    10,812,819         0.94 - 1.94     19,838,427
                                              2008    11,428,920         0.69 - 1.42     16,050,355

  FTVIPT Templeton Global                     2012     2,139,161         1.60 - 4.14      7,845,150
     Bond Securities Investment Option        2011     2,144,249         1.39 - 3.61      7,167,642
                                              2010     1,909,984         1.41 - 3.66      6,622,644
                                              2009     1,981,051         3.07 - 3.21      6,100,419
                                              2008       613,262         2.61 - 2.71      1,609,141

  Goldman Sachs Strategic                     2012     2,599,093         1.21 - 1.44      3,648,126
     Growth Investment Option                 2011     2,692,452         1.01 - 1.21      3,184,130
                                              2010     2,894,423         1.04 - 1.25      3,550,382
                                              2009     2,733,482         0.95 - 1.14      3,060,967
                                              2008     2,491,475         0.76 - 0.77      1,905,895

  Janus Aspen Enterprise                      2012     7,176,822         0.76 - 1.27      5,613,011
     Investment Option                        2011     7,860,479         0.66 - 1.09      5,256,105
                                              2010     8,840,778         0.68 - 1.11      6,048,557
                                              2009     9,862,812         0.54 - 0.89      5,411,825
                                              2008    12,050,791         0.38 - 0.62      4,611,617

  LMPVET ClearBridge Variable                 2012     9,392,197         1.24 - 1.38     12,128,596
     Aggressive Growth Investment             2011    10,430,323         1.06 - 1.17     11,450,045
     Option                                   2010    10,934,005         1.04 - 1.15     11,804,714
                                              2009    12,000,374         0.84 - 0.92     10,432,460
                                              2008    12,419,601         0.63 - 0.69      8,088,657

  LMPVET ClearBridge Variable                 2012     1,507,481         1.17 - 1.30      1,888,958
     Equity Income Builder Investment         2011     1,711,186         1.03 - 1.15      1,897,595
     Option                                   2010     1,594,772         0.96 - 1.07      1,664,371
                                              2009     1,076,664         0.86 - 0.96      1,009,056
                                              2008     1,013,153         0.78 - 0.79        794,575

  LMPVET ClearBridge Variable                 2012    11,819,498         1.15 - 3.02     23,426,401
     Fundamental All Cap Value                2011    13,878,537         1.01 - 2.64     24,068,160
     Investment Option                        2010    15,087,027         1.08 - 2.84     28,985,088
                                              2009    16,151,654         0.93 - 2.45     26,949,894
                                              2008    17,517,350         0.72 - 1.90     23,156,999

  LMPVET ClearBridge Variable                 2012     8,964,014         1.04 - 1.37      9,457,298
     Large Cap Growth Investment              2011     9,777,226         0.87 - 1.14      8,631,075
     Option                                   2010    10,572,298         0.88 - 1.16      9,462,037
                                              2009    11,372,908         0.81 - 1.06      9,340,618
                                              2008    12,611,777         0.58 - 0.75      7,305,472

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                    -----------------------------------------------------
                                                                       EXPENSE(2)           TOTAL(3)
                                                    INVESTMENT(1)         RATIO              RETURN
                                                       INCOME           LOWEST TO           LOWEST TO
                                                      RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                                    -------------   --------------      -----------------
  FTVIPT Franklin Small-Mid                   2012         --          0.40 - 0.90           9.85 - 10.41
     Cap Growth Securities Investment         2011         --          0.40 - 0.90        (5.66) - (5.25)
     Option                                   2010         --          0.40 - 0.90          26.41 - 27.09
                                              2009         --          0.40 - 0.90          42.32 - 42.97
                                              2008         --          0.40 - 0.90         (43.01) - 5.42

  FTVIPT Templeton Foreign                    2012       2.98          0.40 - 0.90          17.17 - 17.76
     Securities Investment Option             2011       1.67          0.40 - 0.90      (11.43) - (11.02)
                                              2010       1.89          0.40 - 0.90            7.45 - 7.97
                                              2009       3.31          0.40 - 0.90          35.78 - 36.57
                                              2008       2.34          0.40 - 0.90         (40.90) - 9.19

  FTVIPT Templeton Global                     2012       6.40          0.45 - 0.90          14.27 - 14.79
     Bond Securities Investment Option        2011       5.39          0.45 - 0.90        (1.49) - (1.07)
                                              2010       1.61          0.45 - 0.90          13.67 - 14.19
                                              2009       8.86          0.60 - 0.90          17.92 - 18.28
                                              2008       3.71          0.60 - 0.90            5.51 - 5.81

  Goldman Sachs Strategic                     2012       0.69          0.40 - 0.90          18.81 - 19.41
     Growth Investment Option                 2011       0.44          0.40 - 0.90        (3.50) - (3.07)
                                              2010       0.46          0.40 - 0.90           9.74 - 10.37
                                              2009       0.50          0.40 - 0.90          46.47 - 47.20
                                              2008       0.13          0.65 - 0.90      (42.30) - (42.11)

  Janus Aspen Enterprise                      2012         --          0.40 - 0.90          15.93 - 16.52
     Investment Option                        2011         --          0.40 - 0.90        (2.51) - (2.07)
                                              2010         --          0.40 - 0.90          24.32 - 25.08
                                              2009         --          0.40 - 0.90          43.12 - 43.85
                                              2008       0.06          0.40 - 0.90         (44.43) - 6.00

  LMPVET ClearBridge Variable                 2012       0.40          0.40 - 0.90          17.65 - 18.25
     Aggressive Growth Investment             2011       0.19          0.40 - 0.90            1.54 - 2.01
     Option                                   2010       0.14          0.40 - 0.90          23.93 - 24.54
                                              2009         --          0.40 - 0.90          33.33 - 34.06
                                              2008         --          0.40 - 0.90        (40.91) - 13.18

  LMPVET ClearBridge Variable                 2012       2.70          0.40 - 0.90          13.05 - 13.62
     Equity Income Builder Investment         2011       3.30          0.40 - 0.90            6.75 - 7.26
     Option                                   2010       4.65          0.40 - 0.90          11.09 - 11.70
                                              2009       3.21          0.40 - 0.90          21.57 - 22.07
                                              2008       1.04          0.65 - 0.90      (35.57) - (35.33)

  LMPVET ClearBridge Variable                 2012       1.60          0.40 - 1.30          13.49 - 14.52
     Fundamental All Cap Value                2011       1.30          0.40 - 1.30        (7.41) - (6.57)
     Investment Option                        2010       1.71          0.40 - 1.30          15.10 - 16.13
                                              2009       1.35          0.40 - 1.30          27.72 - 28.77
                                              2008       1.69          0.40 - 1.30         (37.42) - 5.24

  LMPVET ClearBridge Variable                 2012       0.67          0.40 - 0.90          19.26 - 19.86
     Large Cap Growth Investment              2011       0.44          0.40 - 0.90        (1.47) - (1.04)
     Option                                   2010       0.12          0.40 - 0.90            8.74 - 9.38
                                              2009       0.27          0.40 - 0.90          41.21 - 41.74
                                              2008       0.28          0.40 - 0.90         (37.84) - 3.33

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                  AS OF DECEMBER 31
                                                    -----------------------------------------------

                                                                      UNIT VALUE
                                                                       LOWEST TO            NET
                                                        UNITS         HIGHEST ($)       ASSETS ($)
                                                    ------------   -----------------  -------------
  LMPVET ClearBridge Variable                 2012     5,507,525         1.23 - 2.47      9,169,385
     Large Cap Value Investment               2011     6,178,275         1.06 - 2.13      9,140,366
     Option                                   2010     6,897,359         1.01 - 2.04     10,017,834
                                              2009     7,987,973         0.93 - 1.88     11,014,021
                                              2008     9,188,310         0.75 - 1.52     10,430,335

  LMPVET Variable Lifestyle                   2012        58,551         1.71 - 1.75        100,963
     Allocation 50% Investment Option         2011       138,157         1.53 - 1.56        212,703
                                              2010       196,068         1.53 - 1.56        303,612
                                              2009       239,622         1.36 - 1.38        326,329
                                              2008       343,038         1.04 - 1.06        356,726

  LMPVET Variable Lifestyle                   2012        73,124         1.51 - 1.55        111,133
     Allocation 70% Investment Option         2011       107,074         1.34 - 1.37        144,570
                                              2010       131,355         1.36 - 1.39        180,940
                                              2009       177,803         1.20 - 1.22        213,864
                                              2008       226,247         0.92 - 0.93        207,125

  LMPVET Variable Lifestyle                   2012       199,851         1.07 - 1.09        217,072
     Allocation 85% Investment Option         2011       225,596         0.94 - 0.95        214,440
                                              2010       247,806         0.97 - 0.99        242,988
                                              2009       261,013         0.85 - 0.86        222,698
                                              2008       278,565         0.65 - 0.66        181,279

  LMPVIT Western Asset                        2012     4,406,661         1.60 - 2.58      9,036,359
     Variable High Income Investment          2011     4,672,683         1.36 - 2.21      8,280,006
     Option                                   2010     4,604,668         1.34 - 2.17      8,142,290
                                              2009     5,269,953         1.15 - 1.87      8,138,739
                                              2008     5,362,155         0.72 - 1.18      5,359,847

  MIST BlackRock High Yield                   2012        21,870         1.98 - 7.44        124,989
     Investment Option                        2011        23,144         1.72 - 6.40        112,230
                                              2010        27,077         1.70 - 6.28        132,614
                                              2009        28,673         1.49 - 5.43        120,367
                                              2008        34,110         1.02 - 3.71        100,539

  MIST Clarion Global Real                    2012     3,530,488         1.23 - 1.69      5,757,484
     Estate Investment Option                 2011     3,421,684         0.97 - 1.35      4,472,413
                                              2010     3,516,745         1.03 - 1.43      4,907,013
                                              2009     2,861,567         0.89 - 1.24      3,489,205
                                              2008     2,890,435         0.91 - 0.92      2,648,817

  MIST Harris Oakmark                         2012         9,214         1.41 - 1.44         13,002
     International Investment Option          2011         9,671         1.10 - 1.13         10,896
                                              2010        10,253         1.30 - 1.33         13,590
                                              2009        11,000                1.13         12,425
                                              2008        11,666         0.74 - 0.75          8,588

  MIST Invesco Small Cap                      2012     1,181,658         1.39 - 1.75      1,973,664
     Growth Investment Option                 2011     1,296,274         1.18 - 1.48      1,853,294
                                              2010     1,503,164         1.19 - 1.50      2,209,867
                                              2009     1,689,549         0.95 - 1.20      1,985,828
                                              2008     1,194,909         0.87 - 0.90      1,060,162

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                    ------------------------------------------------------
                                                                        EXPENSE(2)           TOTAL(3)
                                                     INVESTMENT(1)         RATIO              RETURN
                                                        INCOME           LOWEST TO           LOWEST TO
                                                       RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                                    --------------  ---------------     ------------------
  LMPVET ClearBridge Variable                 2012        2.20         0.40 - 1.30           14.99 - 16.04
     Large Cap Value Investment               2011        2.15         0.40 - 1.30             3.61 - 4.55
     Option                                   2010        2.93         0.40 - 1.30             8.06 - 9.04
                                              2009        1.89         0.40 - 1.30           22.89 - 24.03
                                              2008        1.28         0.40 - 1.30         (36.46) - 11.46

  LMPVET Variable Lifestyle                   2012        1.79         1.15 - 1.30           11.63 - 11.80
     Allocation 50% Investment Option         2011        2.27         1.15 - 1.30           (0.13) - 0.00
                                              2010        2.89         1.15 - 1.30           12.89 - 13.02
                                              2009        4.91         1.15 - 1.30           30.58 - 30.84
                                              2008        4.75         1.15 - 1.30       (28.28) - (28.19)

  LMPVET Variable Lifestyle                   2012        2.07         1.15 - 1.30           13.11 - 13.28
     Allocation 70% Investment Option         2011        1.80         1.15 - 1.30         (1.83) - (1.73)
                                              2010        1.87         1.15 - 1.30           13.49 - 13.64
                                              2009        3.38         1.15 - 1.30           31.26 - 31.47
                                              2008        2.37         1.15 - 1.30       (33.70) - (33.55)

  LMPVET Variable Lifestyle                   2012        1.72         1.15 - 1.30           14.38 - 14.56
     Allocation 85% Investment Option         2011        1.43         1.15 - 1.30         (3.60) - (3.44)
                                              2010        1.63         1.15 - 1.30           14.22 - 14.48
                                              2009        2.35         1.15 - 1.30           30.72 - 30.96
                                              2008        1.70         1.15 - 1.30                 (38.18)

  LMPVIT Western Asset                        2012        8.42         0.40 - 1.30           16.35 - 17.40
     Variable High Income Investment          2011        9.21         0.40 - 1.30             1.09 - 2.02
     Option                                   2010        9.59         0.40 - 1.30           15.11 - 16.15
                                              2009       12.20         0.40 - 1.30           57.88 - 59.25
                                              2008       10.96         0.40 - 1.30          (30.91) - 6.16

  MIST BlackRock High Yield                   2012        7.16         0.49 - 1.30           15.28 - 16.22
     Investment Option                        2011        7.18         0.49 - 1.30             1.18 - 2.01
                                              2010        6.66         0.49 - 1.30           14.61 - 15.54
                                              2009        5.87         0.49 - 1.30           45.30 - 46.47
                                              2008        7.65         0.49 - 1.30       (25.18) - (24.57)

  MIST Clarion Global Real                    2012        2.28         0.40 - 0.90           25.16 - 25.79
     Estate Investment Option                 2011        4.07         0.40 - 0.90         (6.10) - (5.71)
                                              2010        7.89         0.40 - 0.90           15.20 - 15.94
                                              2009        3.61         0.40 - 0.90           33.92 - 34.59
                                              2008        2.13         0.65 - 0.90       (42.08) - (41.96)

  MIST Harris Oakmark                         2012        1.86         1.15 - 1.30           27.79 - 27.99
     International Investment Option          2011        0.03         1.15 - 1.30       (15.14) - (14.94)
                                              2010        2.08         1.15 - 1.30           15.23 - 15.32
                                              2009        8.14                1.30                   53.40
                                              2008        2.01         1.15 - 1.30       (41.49) - (41.46)

  MIST Invesco Small Cap                      2012          --         0.40 - 1.30           16.97 - 18.03
     Growth Investment Option                 2011          --         0.40 - 1.30         (2.15) - (1.26)
                                              2010          --         0.40 - 1.30           24.89 - 26.05
                                              2009          --         0.40 - 1.30           32.38 - 33.52
                                              2008          --         0.60 - 1.30       (39.39) - (38.99)

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                   AS OF DECEMBER 31
                                                    ------------------------------------------------

                                                                       UNIT VALUE
                                                                        LOWEST TO           NET
                                                        UNITS          HIGHEST ($)      ASSETS ($)
                                                    -------------   ----------------   -------------
   MIST Janus Forty Investment                 2012    13,920,004        0.96 - 6.56      26,302,019
      Option                                   2011    12,850,276        0.79 - 5.37      23,776,986
                                               2010    13,291,990        0.86 - 5.83      29,753,456
                                               2009    13,816,471        0.79 - 5.35      29,808,328
                                               2008    15,030,084        0.55 - 3.76      23,086,824

   MIST Loomis Sayles Global                   2012     2,012,535        1.33 - 4.90       5,714,684
      Markets Investment Option                2011     1,848,696        1.14 - 4.21       5,966,982
                                               2010     1,713,769        1.16 - 4.29       6,850,742
                                               2009     1,781,476        3.37 - 3.52       6,097,735
                                               2008     2,101,763        2.41 - 2.51       5,148,663

   MIST Lord Abbett Bond                       2012     3,793,142        1.50 - 2.03       7,398,805
      Debenture Investment Option              2011     3,092,259        1.33 - 1.80       5,367,996
                                               2010     3,331,243        1.28 - 1.73       5,600,072
                                               2009     3,406,092        1.13 - 1.54       5,126,735
                                               2008     3,730,868        1.11 - 1.13       4,173,622

   MIST MetLife Aggressive                     2012     1,994,436        1.14 - 1.26       2,423,309
      Strategy Investment Option               2011     2,142,255        0.98 - 1.09       2,256,742
      (Commenced 5/2/2011)

   MIST MFS Emerging Markets                   2012     4,748,057        1.02 - 2.70       8,947,212
      Equity Investment Option                 2011     5,138,778        0.86 - 2.28       8,300,867
                                               2010     5,354,229        1.06 - 2.81      11,286,548
                                               2009     5,253,950        0.86 - 2.28       9,306,452
                                               2008     4,553,483        0.51 - 1.36       4,904,851

   MIST MFS Research                           2012     5,039,800        0.98 - 1.89       7,037,958
      International Investment Option          2011     5,660,829        0.85 - 1.63       6,799,155
                                               2010     5,130,797        0.96 - 1.84       7,148,701
                                               2009     4,764,271        0.86 - 1.66       6,026,683
                                               2008     4,072,303        0.66 - 1.27       3,940,716

   MIST MLA Mid Cap Investment                 2012         1,840        2.36 - 2.41           4,348
      Option (Commenced 4/28/2008)             2011         1,940        2.27 - 2.31           4,487
                                               2010         2,063        2.42 - 2.47           5,091
                                               2009         2,926        1.99 - 2.02           5,822
                                               2008         3,114        1.47 - 1.49           4,577

   MIST Morgan Stanley Mid Cap                 2012       190,502        1.07 - 1.11         209,191
      Growth Investment Option                 2011       236,394        0.99 - 1.02         239,123
      (Commenced 4/28/2008)                    2010       195,390        1.09 - 1.11         214,042
                                               2009       181,637        0.82 - 0.84         151,539
                                               2008       184,086        0.53 - 0.54          98,452

   MIST PIMCO Inflation                        2012     3,806,897        1.34 - 1.56       5,731,844
      Protected Bond Investment Option         2011     3,748,262        1.23 - 1.43       5,225,365
                                               2010     4,010,553        1.11 - 1.29       5,088,104
                                               2009     4,140,461        1.04 - 1.21       4,924,885
                                               2008     2,980,384        0.88 - 1.02       3,023,641

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                    ------------------------------------------------------
                                                                        EXPENSE(2)           TOTAL(3)
                                                    INVESTMENT(1)          RATIO              RETURN
                                                       INCOME            LOWEST TO           LOWEST TO
                                                      RATIO (%)         HIGHEST (%)         HIGHEST (%)
                                                    -------------   ---------------     ------------------
   MIST Janus Forty Investment                 2012      0.45          0.40 - 1.30           21.24 - 22.34
      Option                                   2011      1.82          0.40 - 1.30         (8.51) - (7.75)
                                               2010      1.75          0.40 - 1.30             8.30 - 9.20
                                               2009        --          0.40 - 1.30           41.32 - 42.83
                                               2008      6.01          0.40 - 1.30          (42.61) - 0.87

   MIST Loomis Sayles Global                   2012      2.65          0.45 - 0.90           16.18 - 16.71
      Markets Investment Option                2011      2.51          0.45 - 0.90         (2.13) - (1.64)
                                               2010      3.39          0.45 - 0.90           21.29 - 21.74
                                               2009      2.45          0.60 - 0.90           39.73 - 40.15
                                               2008      5.01          0.60 - 0.90       (39.63) - (39.46)

   MIST Lord Abbett Bond                       2012      6.62          0.40 - 0.90           12.17 - 12.74
      Debenture Investment Option              2011      6.11          0.40 - 0.90             3.88 - 4.39
                                               2010      6.19          0.40 - 0.90           12.19 - 12.73
                                               2009      7.86          0.40 - 0.90           35.90 - 36.59
                                               2008      4.25          0.65 - 0.90       (19.13) - (18.95)

   MIST MetLife Aggressive                     2012      0.61          0.40 - 1.30           15.23 - 16.27
      Strategy Investment Option               2011        --          0.40 - 1.30       (14.31) - (13.76)
      (Commenced 5/2/2011)

   MIST MFS Emerging Markets                   2012      0.96          0.40 - 0.90           17.83 - 18.62
      Equity Investment Option                 2011      1.57          0.40 - 0.90       (19.46) - (18.69)
                                               2010      1.18          0.40 - 0.90           22.55 - 23.41
                                               2009      1.90          0.40 - 0.90           67.38 - 68.55
                                               2008      0.74          0.40 - 0.90          (74.88) - 3.64

   MIST MFS Research                           2012      1.92          0.40 - 1.30           15.19 - 16.24
      International Investment Option          2011      1.75          0.40 - 1.30       (19.46) - (11.10)
                                               2010      1.69          0.40 - 0.90           10.41 - 10.92
                                               2009      3.12          0.40 - 0.90           30.40 - 31.05
                                               2008      1.98          0.40 - 0.90          (42.88) - 1.39

   MIST MLA Mid Cap Investment                 2012      0.66          1.15 - 1.30             4.22 - 4.38
      Option (Commenced 4/28/2008)             2011      0.95          1.15 - 1.30         (6.32) - (6.21)
                                               2010      1.11          1.15 - 1.30           21.67 - 21.85
                                               2009      1.33          1.15 - 1.30           35.31 - 35.59
                                               2008        --          1.15 - 1.30       (36.63) - (36.57)

   MIST Morgan Stanley Mid Cap                 2012        --          0.65 - 0.90             8.30 - 8.57
      Growth Investment Option                 2011      0.42          0.65 - 0.90         (7.74) - (7.50)
      (Commenced 4/28/2008)                    2010      0.01          0.65 - 0.85           31.00 - 31.16
                                               2009        --          0.65 - 0.90           55.83 - 56.30
                                               2008        --          0.65 - 0.90       (48.33) - (48.18)

   MIST PIMCO Inflation                        2012      3.11          0.40 - 1.30             7.91 - 8.89
      Protected Bond Investment Option         2011      1.70          0.40 - 1.30           10.06 - 11.04
                                               2010      2.45          0.40 - 1.30             6.60 - 7.54
                                               2009      3.68          0.40 - 1.30           16.83 - 18.00
                                               2008      3.44          0.40 - 1.30           (8.10) - 0.00

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                   AS OF DECEMBER 31
                                                     ------------------------------------------------

                                                                       UNIT VALUE
                                                                        LOWEST TO            NET
                                                         UNITS         HIGHEST ($)       ASSETS ($)
                                                     ------------   -----------------  --------------
   MIST PIMCO Total Return                     2012    19,506,691         1.43 - 2.06      38,235,654
      Investment Option                        2011    20,031,316         1.31 - 1.89      36,343,689
      (Commenced 5/4/2009)                     2010    21,352,541         1.28 - 1.85      37,881,504
                                               2009    21,404,620         1.19 - 1.72      35,638,876

   MIST Pioneer Fund                           2012       993,623         1.14 - 2.22       1,619,591
      Investment Option                        2011     1,095,973         1.03 - 2.02       1,601,623
                                               2010     1,295,365         1.09 - 2.13       2,005,149
                                               2009     1,580,312         0.94 - 1.84       2,100,626
                                               2008       726,423         1.11 - 1.49         973,576

   MIST Pioneer Strategic                      2012     6,586,607         1.48 - 2.57      15,325,273
      Income Investment Option                 2011     6,104,981         1.33 - 2.33      12,889,886
                                               2010     6,709,262         1.29 - 2.28      13,836,749
                                               2009     7,104,529         1.16 - 2.05      13,106,309
                                               2008     7,643,051         0.88 - 1.56      10,943,207

   MIST RCM Technology Investment              2012     3,826,121         0.52 - 1.25       2,009,366
      Option (Commenced 5/2/2011)              2011     3,999,385         0.46 - 1.12       1,884,188

   MIST T. Rowe Price Large                    2012     2,135,587         1.19 - 1.73       3,472,674
      Cap Value Investment Option              2011     2,201,547         1.02 - 1.47       3,044,473
                                               2010     2,378,561         1.06 - 1.55       3,439,821
                                               2009     2,376,377         0.91 - 1.33       2,973,253
                                               2008     2,280,190         0.77 - 1.13       2,538,305

   MIST Third Avenue Small Cap                 2012     5,311,322         1.16 - 1.95       9,587,504
      Value Investment Option                  2011     5,443,054         0.99 - 1.67       8,433,205
                                               2010     5,859,031         1.09 - 1.84      10,041,545
                                               2009     6,053,255         0.92 - 1.55       8,957,609
                                               2008     5,776,220         0.73 - 1.23       7,023,154

   MIST Van Kampen Comstock                    2012     2,065,441         1.30 - 1.82       3,533,603
      Investment Option                        2011     2,154,381         1.10 - 1.54       3,139,367
      (Commenced 5/4/2009)                     2010     2,651,603         1.12 - 1.58       3,963,360
                                               2009     2,845,457         0.98 - 1.38       3,754,380

   MSF Barclays Capital                        2012        12,203                2.85          34,759
      Aggregate Bond Index                     2011        11,835                2.76          32,641
      Investment Option                        2010        10,374                2.58          26,776
                                               2009         9,952                2.45          24,368
                                               2008        10,065                2.34          23,574

   MSF BlackRock Aggressive                    2012     3,428,027         0.75 - 1.23       2,711,048
      Growth Investment Option                 2011     3,674,115         0.68 - 1.12       2,652,106
                                               2010     3,842,197         0.71 - 1.17       2,896,725
                                               2009     4,865,468         0.62 - 1.03       3,190,160
                                               2008     5,474,604         0.42 - 0.70       2,425,135

   MSF BlackRock Bond Income                   2012       344,094         1.75 - 1.89         637,932
      Investment Option                        2011       397,005         1.65 - 1.78         698,444
                                               2010       450,860         1.57 - 1.69         757,649
                                               2009       520,260         1.45 - 1.58         802,994
                                               2008       699,900         1.36 - 1.46         998,372

                                                                FOR THE YEAR ENDED DECEMBER 31
                                                     -------------------------------------------------------
                                                                         EXPENSE(2)            TOTAL(3)
                                                      INVESTMENT(1)         RATIO               RETURN
                                                         INCOME           LOWEST TO            LOWEST TO
                                                        RATIO (%)        HIGHEST (%)          HIGHEST (%)
                                                     --------------   --------------      ------------------
   MIST PIMCO Total Return                     2012        3.07          0.40 - 0.90             8.29 - 8.83
      Investment Option                        2011        2.74          0.40 - 0.90             2.24 - 2.82
      (Commenced 5/4/2009)                     2010        3.58          0.40 - 0.90             7.16 - 7.67
                                               2009          --          0.40 - 0.90           12.28 - 12.63

   MIST Pioneer Fund                           2012        1.52          0.40 - 1.30            9.15 - 10.15
      Investment Option                        2011        1.26          0.40 - 1.30         (5.83) - (4.87)
                                               2010        0.92          0.40 - 1.30           14.78 - 15.76
                                               2009        1.10          0.40 - 1.30           22.79 - 26.34
                                               2008        1.08          0.60 - 0.90       (33.44) - (33.24)

   MIST Pioneer Strategic                      2012        4.70          0.40 - 1.30           10.18 - 11.18
      Income Investment Option                 2011        4.60          0.40 - 1.30             2.29 - 3.24
                                               2010        5.09          0.40 - 1.30           10.75 - 11.73
                                               2009        5.51          0.40 - 1.30           31.38 - 32.46
                                               2008        6.78          0.40 - 1.30          (11.92) - 1.16

   MIST RCM Technology Investment              2012          --          0.40 - 0.90           11.11 - 11.67
      Option (Commenced 5/2/2011)              2011          --          0.40 - 0.90       (18.96) - (18.54)

   MIST T. Rowe Price Large                    2012        1.40          0.40 - 1.30           16.45 - 17.50
      Cap Value Investment Option              2011        0.65          0.40 - 1.30         (5.22) - (4.43)
                                               2010        1.04          0.40 - 1.30           15.51 - 16.58
                                               2009        2.15          0.40 - 1.30           16.89 - 17.85
                                               2008        1.49          0.40 - 1.30          (37.13) - 2.93

   MIST Third Avenue Small Cap                 2012          --          0.40 - 0.90           16.92 - 17.51
      Value Investment Option                  2011        1.11          0.40 - 0.90         (9.80) - (9.41)
                                               2010        1.19          0.40 - 0.90           18.80 - 19.43
                                               2009        1.17          0.40 - 0.90           25.39 - 26.00
                                               2008        0.73          0.40 - 0.90          (30.49) - 0.28

   MIST Van Kampen Comstock                    2012        1.28          0.40 - 0.90           17.45 - 18.05
      Investment Option                        2011        1.10          0.40 - 0.90         (2.33) - (1.79)
      (Commenced 5/4/2009)                     2010        1.55          0.40 - 0.90           13.85 - 14.43
                                               2009          --          0.40 - 0.90           30.61 - 30.97

   MSF Barclays Capital                        2012        3.69                 0.60                    3.28
      Aggregate Bond Index                     2011        3.69                 0.60                    6.86
      Investment Option                        2010        3.63                 0.60                    5.43
                                               2009        6.21                 0.60                    4.53
                                               2008        3.06                 0.60                    5.35

   MSF BlackRock Aggressive                    2012          --          0.40 - 1.30            9.44 - 10.44
      Growth Investment Option                 2011        0.21          0.40 - 1.30         (4.38) - (3.55)
                                               2010          --          0.40 - 1.30           13.67 - 14.69
                                               2009        0.07          0.40 - 1.30           47.34 - 48.74
                                               2008          --          0.40 - 1.30          (46.46) - 6.25

   MSF BlackRock Bond Income                   2012        2.60          1.15 - 1.30             6.15 - 6.31
      Investment Option                        2011        3.94          1.15 - 1.30             5.15 - 5.33
                                               2010        3.94          1.15 - 1.30             6.89 - 7.11
                                               2009        6.75          1.15 - 1.30             6.90 - 8.22
                                               2008        5.34          1.15 - 1.30         (4.86) - (4.50)

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                  AS OF DECEMBER 31
                                                    -----------------------------------------------

                                                                      UNIT VALUE
                                                                       LOWEST TO            NET
                                                        UNITS         HIGHEST ($)       ASSETS ($)
                                                    ------------   -----------------  -------------
  MSF BlackRock Diversified                   2012     6,313,613         1.22 - 2.40     10,247,590
     Investment Option                        2011     6,697,068         1.09 - 2.15     10,199,619
                                              2010     7,175,927         1.05 - 2.08     10,956,171
                                              2009     7,684,049         0.96 - 1.91     10,964,649
                                              2008     2,640,975         0.88 - 1.64      3,864,773

  MSF BlackRock Legacy Large                  2012    20,250,509         0.68 - 1.99     23,409,239
     Cap Growth Investment Option             2011    22,386,599         0.60 - 1.75     23,802,531
     (Commenced 5/4/2009)                     2010    24,227,249         0.66 - 1.93     29,548,015
                                              2009    26,600,272         0.56 - 1.62     27,692,590

  MSF BlackRock Money Market                  2012    21,498,770         1.00 - 2.08     30,015,603
     Investment Option                        2011    24,848,567         1.00 - 2.09     35,041,515
                                              2010    27,241,884         1.00 - 2.11     38,879,336
                                              2009    28,685,314         1.01 - 2.12     41,575,125
                                              2008    34,463,946         1.01 - 2.12     52,099,771

  MSF Davis Venture Value                     2012     2,517,009         1.11 - 1.46      3,443,159
     Investment Option                        2011     2,449,864         0.99 - 1.30      3,014,128
     (Commenced 4/28/2008)                    2010     1,322,146         1.04 - 1.36      1,738,768
                                              2009       882,896         0.93 - 1.22      1,052,110
                                              2008       623,157         0.92 - 0.93        574,931

  MSF FI Value Leaders                        2012     7,785,275         1.09 - 1.27      9,097,518
     Investment Option                        2011     8,479,261         0.95 - 1.11      8,645,046
                                              2010     8,908,499         1.01 - 1.20      9,770,867
                                              2009     9,182,598         0.89 - 1.06      8,872,083
                                              2008     9,358,314         0.73 - 0.88      7,532,400

  MSF Jennison Growth                         2012    10,299,051         1.03 - 2.91     17,008,983
     Investment Option                        2011     1,829,162         0.92 - 1.09      1,703,002
     (Commenced 4/28/2008)                    2010     1,858,581         0.92 - 1.09      1,736,135
                                              2009     1,652,116         0.83 - 0.98      1,390,576
                                              2008     1,835,164         0.60 - 0.70      1,107,979

  MSF MetLife Conservative                    2012     1,193,469         1.29 - 1.42      1,664,312
     Allocation Investment Option             2011     1,063,812         1.19 - 1.31      1,365,461
                                              2010     2,958,635         1.16 - 1.28      3,727,339
                                              2009     2,734,512         1.06 - 1.17      3,158,728
                                              2008       623,158         0.95 - 0.98        604,346

  MSF MetLife Conservative to                 2012     1,164,628         1.27 - 1.41      1,591,628
     Moderate Allocation Investment           2011     1,165,614         1.15 - 1.27      1,443,124
     Option                                   2010     1,026,859         1.14 - 1.26      1,271,626
                                              2009       968,238         1.03 - 1.14      1,089,148
                                              2008       724,526         0.90 - 0.93        665,132

  MSF MetLife Moderate                        2012     4,930,887         1.16 - 1.23      5,917,759
     Allocation Investment Option             2011     5,276,786         1.04 - 1.09      5,635,117
                                              2010     4,926,721         1.07 - 1.11      5,386,326
                                              2009     4,965,318         0.96 - 0.98      4,835,319
                                              2008     3,988,306         0.77 - 0.78      3,092,260

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                    -----------------------------------------------------
                                                                       EXPENSE(2)            TOTAL(3)
                                                    INVESTMENT(1)         RATIO               RETURN
                                                       INCOME           LOWEST TO            LOWEST TO
                                                      RATIO (%)        HIGHEST (%)          HIGHEST (%)
                                                    -------------   --------------      -----------------
  MSF BlackRock Diversified                   2012       2.33          0.40 - 0.90          11.36 - 11.92
     Investment Option                        2011       2.43          0.40 - 0.90            2.92 - 3.42
                                              2010       1.92          0.40 - 0.90            8.63 - 9.24
                                              2009       2.40          0.40 - 0.90          16.21 - 16.85
                                              2008       2.84          0.60 - 0.90      (25.47) - (25.23)

  MSF BlackRock Legacy Large                  2012       0.32          0.40 - 1.30          12.89 - 13.91
     Cap Growth Investment Option             2011       0.20          0.40 - 1.30       (10.12) - (9.32)
     (Commenced 5/4/2009)                     2010       0.23          0.40 - 1.30          18.23 - 19.38
                                              2009         --          0.40 - 1.30          29.59 - 30.46

  MSF BlackRock Money Market                  2012         --          0.40 - 1.30        (1.30) - (0.40)
     Investment Option                        2011         --          0.40 - 1.30        (1.29) - (0.40)
                                              2010       0.01          0.40 - 1.30        (1.30) - (0.40)
                                              2009       0.45          0.40 - 1.30          (0.88) - 0.10
                                              2008       2.81          0.40 - 1.30            0.30 - 2.26

  MSF Davis Venture Value                     2012       0.82          0.40 - 0.90          11.85 - 12.41
     Investment Option                        2011       0.75          0.40 - 0.90        (4.87) - (4.44)
     (Commenced 4/28/2008)                    2010       0.99          0.40 - 0.90          10.96 - 11.51
                                              2009       1.42          0.40 - 0.90          30.87 - 31.54
                                              2008         --          0.65 - 0.90      (40.76) - (40.55)

  MSF FI Value Leaders                        2012       1.12          0.40 - 1.30          14.15 - 15.18
     Investment Option                        2011       1.03          0.40 - 1.30        (7.48) - (6.61)
                                              2010       1.51          0.40 - 1.30          12.97 - 13.93
                                              2009       2.69          0.40 - 1.30          20.21 - 21.25
                                              2008       1.83          0.40 - 1.30       (39.82) - (1.48)

  MSF Jennison Growth                         2012       0.04          0.40 - 0.90         (3.57) - 15.32
     Investment Option                        2011       0.27          0.40 - 0.90          (0.42) - 0.09
     (Commenced 4/28/2008)                    2010       0.63          0.40 - 0.90          10.56 - 11.22
                                              2009       0.19          0.40 - 0.90          38.76 - 39.40
                                              2008         --          0.40 - 0.90         (36.11) - 1.88

  MSF MetLife Conservative                    2012       3.34          0.40 - 1.30            7.76 - 8.74
     Allocation Investment Option             2011       3.01          0.40 - 1.30            1.87 - 2.77
                                              2010       3.22          0.40 - 1.30            8.63 - 9.65
                                              2009       2.60          0.40 - 1.30          18.97 - 19.98
                                              2008       0.74          0.65 - 1.30      (15.50) - (14.90)

  MSF MetLife Conservative to                 2012       2.89          0.40 - 1.30          10.01 - 11.01
     Moderate Allocation Investment           2011       1.98          0.40 - 1.30          (0.25) - 0.70
     Option                                   2010       4.01          0.40 - 1.30          10.06 - 11.10
                                              2009       3.12          0.40 - 1.30          22.01 - 23.14
                                              2008       0.97          0.60 - 1.30      (22.60) - (22.10)

  MSF MetLife Moderate                        2012       2.29          0.40 - 1.30          11.77 - 12.79
     Allocation Investment Option             2011       1.37          0.40 - 1.30        (2.71) - (1.71)
                                              2010       2.53          0.60 - 1.30          11.81 - 12.53
                                              2009       2.89          0.60 - 1.30          24.77 - 25.77
                                              2008       0.72          0.60 - 1.30      (29.50) - (29.06)

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                  AS OF DECEMBER 31
                                                    -----------------------------------------------

                                                                      UNIT VALUE
                                                                       LOWEST TO            NET
                                                        UNITS         HIGHEST ($)       ASSETS ($)
                                                    ------------   -----------------  -------------
  MSF MetLife Moderate to                     2012     4,039,757         1.19 - 1.30      5,107,334
     Aggressive Allocation Investment         2011     4,834,050         1.03 - 1.13      5,356,490
     Option                                   2010     4,708,765         1.08 - 1.19      5,466,659
                                              2009     4,619,976         0.95 - 1.04      4,749,962
                                              2008     5,462,245         0.79 - 0.81      4,393,417

  MSF MetLife Stock Index                     2012    22,061,175         1.09 - 3.74     42,213,296
     Investment Option                        2011    28,215,335         0.95 - 3.25     43,915,937
                                              2010    30,625,640         0.94 - 3.21     47,806,973
                                              2009    32,277,211         0.82 - 2.82     45,241,650
                                              2008     9,406,150         0.66 - 2.24     15,463,621

  MSF MFS Total Return                        2012    14,355,332         1.22 - 3.10     27,693,860
     Investment Option                        2011    15,254,513         1.10 - 2.80     27,482,577
                                              2010    15,792,137         1.09 - 2.76     29,379,378
                                              2009    17,201,009         0.99 - 2.52     29,851,245
                                              2008    18,836,947         0.84 - 2.14     28,566,764

  MSF MFS Value Investment                    2012     6,322,069         1.20 - 1.45      8,880,474
     Option                                   2011     4,947,196         1.03 - 1.25      6,004,857
                                              2010     5,346,044         1.03 - 1.25      6,508,727
                                              2009     5,509,094         0.93 - 1.12      6,094,000
                                              2008     5,715,872         0.77 - 0.94      5,297,903

  MSF MSCI EAFE Index                         2012       251,599         0.81 - 0.94        205,275
     Investment Option                        2011       233,703         0.69 - 0.80        162,565
                                              2010       221,248         0.79 - 0.92        176,530
                                              2009       179,688         0.74 - 0.75        133,572
                                              2008       168,553                0.58         98,108

  MSF Oppenheimer Global                      2012     8,287,651         0.77 - 3.99     19,307,460
     Equity Investment Option                 2011     7,898,308         0.64 - 3.30     17,505,531
                                              2010     8,104,408         0.71 - 3.62     21,952,990
                                              2009     8,788,277         0.62 - 3.13     20,880,111
                                              2008    10,334,397         0.45 - 2.25     17,113,756

  MSF Russell 2000 Index                      2012     7,707,293         1.32 - 2.02     13,995,776
     Investment Option                        2011     9,043,334         1.14 - 1.74     14,193,787
                                              2010     9,799,279         1.19 - 1.83     16,224,394
                                              2009    10,598,344         0.95 - 1.45     13,976,943
                                              2008    10,673,842         0.75 - 1.16     11,385,095

  MSF T. Rowe Price Large Cap                 2012     2,211,538         1.13 - 1.26      2,555,957
     Growth Investment Option                 2011     2,046,272         0.96 - 1.07      2,008,692
                                              2010     1,983,053         0.98 - 1.09      1,983,396
                                              2009     2,323,040         0.85 - 0.94      1,989,747
                                              2008     2,166,673         0.60 - 0.66      1,303,940

  MSF T. Rowe Price Small Cap                 2012     5,646,800         1.41 - 1.48      8,039,140
     Growth Investment Option                 2011     6,255,298         1.23 - 1.28      7,754,025
     (Commenced 4/28/2008)                    2010     6,202,262         1.22 - 1.27      7,636,215
                                              2009     6,323,143         0.92 - 0.95      5,830,340
                                              2008     6,606,983         0.67 - 0.69      4,430,660

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                    -----------------------------------------------------
                                                                       EXPENSE(2)            TOTAL(3)
                                                    INVESTMENT(1)         RATIO               RETURN
                                                       INCOME           LOWEST TO            LOWEST TO
                                                      RATIO (%)        HIGHEST (%)          HIGHEST (%)
                                                    -------------   --------------      -----------------
  MSF MetLife Moderate to                     2012       1.95          0.40 - 1.30          13.89 - 14.92
     Aggressive Allocation Investment         2011       1.37          0.40 - 1.30        (5.00) - (4.16)
     Option                                   2010       2.13          0.40 - 1.30          13.21 - 14.16
                                              2009       2.51          0.40 - 1.30          27.47 - 28.67
                                              2008       0.61          0.60 - 1.30      (35.98) - (35.48)

  MSF MetLife Stock Index                     2012       1.86          0.40 - 0.90          14.72 - 15.29
     Investment Option                        2011       1.68          0.40 - 0.90            0.91 - 1.43
                                              2010       1.77          0.40 - 0.90          13.81 - 14.32
                                              2009       1.33          0.40 - 0.90          25.07 - 25.82
                                              2008       2.02          0.58 - 0.90      (37.67) - (37.47)

  MSF MFS Total Return                        2012       2.72          0.40 - 1.30           9.92 - 10.91
     Investment Option                        2011       2.59          0.40 - 1.30            0.87 - 1.84
                                              2010       2.90          0.40 - 1.30            8.38 - 9.38
                                              2009       4.17          0.40 - 1.30          16.80 - 17.93
                                              2008       3.48          0.40 - 1.30         (23.32) - 4.21

  MSF MFS Value Investment                    2012       1.72          0.40 - 1.30          15.14 - 16.18
     Option                                   2011       1.65          0.40 - 1.30          (0.42) - 0.49
                                              2010       1.49          0.40 - 1.30          10.03 - 11.02
                                              2009         --          0.40 - 1.30          19.19 - 20.26
                                              2008       1.65          0.40 - 1.30         (33.38) - 3.08

  MSF MSCI EAFE Index                         2012       2.74          0.45 - 0.90          17.26 - 17.79
     Investment Option                        2011       2.31          0.45 - 0.90      (13.24) - (12.83)
                                              2010       3.19          0.45 - 0.90            7.31 - 7.65
                                              2009       4.46          0.60 - 0.90          27.41 - 27.79
                                              2008       2.48          0.60 - 0.90      (42.57) - (42.39)

  MSF Oppenheimer Global                      2012       1.64          0.40 - 0.90          20.08 - 20.97
     Equity Investment Option                 2011       2.00          0.40 - 0.90        (9.18) - (8.61)
                                              2010       1.52          0.40 - 0.90          14.91 - 15.65
                                              2009       2.58          0.40 - 0.90          38.34 - 39.47
                                              2008       1.83          0.40 - 0.90         (41.39) - 5.24

  MSF Russell 2000 Index                      2012       1.17          0.40 - 0.90          15.30 - 15.88
     Investment Option                        2011       1.07          0.40 - 0.90        (4.94) - (4.44)
                                              2010       1.11          0.40 - 0.90          25.78 - 26.38
                                              2009       2.07          0.40 - 0.90          24.80 - 25.50
                                              2008       1.29          0.40 - 0.90         (34.03) - 6.66

  MSF T. Rowe Price Large Cap                 2012         --          0.40 - 0.90          17.61 - 18.20
     Growth Investment Option                 2011         --          0.40 - 0.90        (2.24) - (1.66)
                                              2010       0.07          0.40 - 0.90          15.68 - 16.26
                                              2009       0.33          0.40 - 0.90          41.81 - 42.53
                                              2008       0.30          0.40 - 0.90         (42.57) - 2.82

  MSF T. Rowe Price Small Cap                 2012         --          0.40 - 0.90          14.87 - 15.44
     Growth Investment Option                 2011         --          0.40 - 0.90            0.49 - 1.10
     (Commenced 4/28/2008)                    2010         --          0.40 - 0.90          33.51 - 34.11
                                              2009       0.06          0.40 - 0.90          37.33 - 38.05
                                              2008         --          0.40 - 0.90         (33.97) - 6.03

              METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                                  AS OF DECEMBER 31
                                                    -----------------------------------------------

                                                                      UNIT VALUE
                                                                       LOWEST TO            NET
                                                        UNITS         HIGHEST ($)       ASSETS ($)
                                                    ------------   -----------------  -------------
  MSF Western Asset                           2012     7,034,590         1.18 - 2.52     14,165,736
     Management U.S. Government               2011     7,303,828         1.15 - 2.44     14,666,294
     Investment Option                        2010     7,980,784         1.09 - 2.33     15,575,469
                                              2009     8,960,191         1.04 - 2.21     16,552,857
                                              2008     9,464,230         1.00 - 2.13     16,980,106

  Pioneer VCT Mid Cap Value                   2012     2,931,149         1.13 - 1.70      4,542,732
     Investment Option                        2011     3,016,387         1.02 - 1.54      4,275,170
                                              2010     3,290,262         1.09 - 1.65      5,019,562
                                              2009     3,504,668         0.93 - 1.41      4,698,722
                                              2008     3,734,210         0.74 - 1.13      4,172,064

  The Merger Fund VL                          2012     2,195,691         1.21 - 1.58      3,371,417
     Investment Option                        2011     2,275,941         1.19 - 1.55      3,432,754
                                              2010     2,412,656         1.18 - 1.54      3,641,858
                                              2009     2,659,239         1.13 - 1.48      3,867,455
                                              2008     2,740,759         1.31 - 1.33      3,605,488

  Vanguard VIF Mid-Cap Index                  2012     2,371,922         1.29 - 1.60      3,642,331
     Investment Option                        2011     2,410,883         1.12 - 1.39      3,238,218
                                              2010     2,537,341         1.15 - 1.43      3,534,978
                                              2009     2,526,997         0.92 - 1.15      2,853,968
                                              2008     2,495,822         0.66 - 0.82      2,026,976

  Vanguard VIF Total Stock                    2012     4,779,951         1.25 - 1.44      6,670,787
     Market Index Investment Option           2011     3,426,066         1.08 - 1.24      4,142,730
                                              2010     3,828,856         1.07 - 1.24      4,638,640
                                              2009     3,476,727         1.03 - 1.07      3,653,456
                                              2008     3,471,151         0.81 - 0.84      2,870,946

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                    -----------------------------------------------------
                                                                       EXPENSE(2)            TOTAL(3)
                                                    INVESTMENT(1)         RATIO               RETURN
                                                       INCOME           LOWEST TO            LOWEST TO
                                                      RATIO (%)        HIGHEST (%)          HIGHEST (%)
                                                    -------------   --------------      -----------------
  MSF Western Asset                           2012       2.09          0.20 - 0.75            2.59 - 3.32
     Management U.S. Government               2011       1.52          0.20 - 0.75            4.73 - 5.46
     Investment Option                        2010       2.68          0.20 - 0.75            5.01 - 5.78
                                              2009       4.57          0.20 - 0.75            3.52 - 4.22
                                              2008       4.38          0.20 - 0.75          (1.11) - 0.00

  Pioneer VCT Mid Cap Value                   2012       0.82          0.40 - 0.90           9.83 - 10.38
     Investment Option                        2011       0.63          0.40 - 0.90        (6.70) - (6.25)
                                              2010       0.90          0.40 - 0.90          16.88 - 17.37
                                              2009       1.28          0.40 - 0.90          24.10 - 24.76
                                              2008       0.86          0.40 - 0.90         (34.36) - 5.09

  The Merger Fund VL                          2012         --          0.40 - 0.90            1.60 - 2.11
     Investment Option                        2011         --          0.40 - 0.90            0.00 - 0.51
                                              2010         --          0.40 - 0.90            4.33 - 4.88
                                              2009       3.23          0.40 - 0.90          10.81 - 11.26
                                              2008         --          0.65 - 0.90            2.82 - 3.11

  Vanguard VIF Mid-Cap Index                  2012       1.11          0.40 - 1.30          14.31 - 15.35
     Investment Option                        2011       0.99          0.40 - 1.30        (3.28) - (2.44)
                                              2010       0.93          0.40 - 1.30          23.76 - 24.81
                                              2009       1.77          0.40 - 1.30          38.55 - 39.82
                                              2008       1.62          0.40 - 1.30         (42.60) - 5.45

  Vanguard VIF Total Stock                    2012       1.50          0.40 - 1.30          14.82 - 15.86
     Market Index Investment Option           2011       1.37          0.40 - 1.30          (0.50) - 0.47
                                              2010       1.77          0.40 - 1.30          15.62 - 16.61
                                              2009       1.91          0.60 - 1.30          26.66 - 27.51
                                              2008       1.47          0.60 - 1.30      (38.15) - (37.66)

 1 These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Option from the underlying fund or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Investment Option invests. The investment income ratio is calculated as a weighted average ratio since the Investment Option may invest in two or more share classes, if any, within the underlying fund or portfolio of the Trusts which may have unique investment income ratios.

 2 These amounts represent annualized policy expenses of the applicable
   Investment Options, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

 3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Investment Option.

This page is intentionally left blank.

                             METLIFE VARIABLE LIFE

                  PART B: STATEMENT OF ADDITIONAL INFORMATION

                                     DATED


                                APRIL 29, 2013


                                      FOR

               METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE

                                   ISSUED BY

                   METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains additional information about the Policies listed above and MetLife Insurance Company of Connecticut (the "Company," "we," "our," and "us"). The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners. You should read this SAI in conjunction with the prospectus dated April 28, 2008, as supplemented, for MetLife Variable Life. The defined terms used in this SAI are as defined in the prospectuses.

Copies of the prospectuses may be obtained by writing to MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or by calling 1-800-334-4298 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                               TABLE OF CONTENTS


            GENERAL INFORMATION AND HISTORY.................... 3

             The Depositor..................................... 3

             State Regulation.................................. 3

             The Registrant.................................... 3

             Registration Statements........................... 3

             The Custodian..................................... 3

            UNDERWRITING AND DISTRIBUTION AGREEMENTS........... 3

             Distribution and Principal Underwriting Agreement. 3

             Compensation...................................... 4

            VALUATION OF ASSETS................................ 4

             Investment Options................................ 4

             Cash Value........................................ 5

             Accumulation Unit Value........................... 5

            CALCULATION OF MONEY MARKET YIELD.................. 5

            ADDITIONAL INFORMATION ABOUT POLICY CHARGES........ 5

             Special Purchase Plans............................ 5

             Underwriting Procedures........................... 6

             Increases and Decreases in Stated Amount.......... 6

            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...... 6

            FINANCIAL STATEMENTS............................... 6

                        GENERAL INFORMATION AND HISTORY

THE DEPOSITOR. MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, CT 06002-2910 and its telephone number is (860) 308-1000.

The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. On December 7, 2007, the operations of the Company and MetLife Life and Annuity Company of Connecticut ("MLACC") were combined through a merger, with the Company as the surviving company after the merger.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE REGISTRANT. Effective December 8, 2008, the Company combined MetLife of CT Fund UL II for Variable Life Insurance, MetLife of CT Variable Life Insurance Separate Account One, MetLife of CT Variable Life Insurance Separate Account Two and MetLife of CT Variable Life Insurance Separate Account Three, with and into MetLife of CT Fund UL for Variable Life Insurance ("Fund UL"). Fund UL was established under the laws of Connecticut on November 10, 1983. Fund UL is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account." Separate Accounts are primarily designed to keep policy assets separate from other company assets.

REGISTRATION STATEMENTS. Registration Statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statements, their amendments and exhibits, contain information beyond that found in the prospectuses and the SAI.

THE CUSTODIAN. The Company holds title to the assets in the Separate Account.

                   UNDERWRITING AND DISTRIBUTION AGREEMENTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Information about the distribution of the Policies is contained in the prospectus (see
"Distribution & Compensation"). Additional information is provided below.

MetLife Investors Distribution Company ("MLIDC") serves as the principal underwriter and distributor of the securities offered through this prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA").

The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDC or its predecessors over the past three years.

                        MLIDC UNDERWRITING COMMISSIONS


                           UNDERWRITING COMMISSIONS   AMOUNT OF UNDERWRITING
                             PAID TO MLIDC BY THE    COMMISSIONS RETAINED BY
           YEAR                    COMPANY                    MLIDC
 ------------------------  ------------------------  ------------------------
   2012...................        $1,595,380                    $0
   2011...................        $2,010,740                    $0
   2010...................        $1,940,706                    $0


The Policies were offered on a continuous basis. MLIDC entered into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may have offered the Policies but are exempt from registration. Applications for the Policies were solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policies typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and on-cash compensation and other benefits. Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policies and from profits on payments received by the Company and MLIDC from the Funds.

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

                              VALUATION OF ASSETS

INVESTMENT OPTIONS: The value of the assets of each Investment Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CASH VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of an Investment Option from one valuation period to the next. The net investment factor for an Investment Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Investment Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of an Investment Option is equal to (a) minus (b), divided by (c) where:

       (a) = investment income plus capital gains and losses (whether realized or unrealized);

       (b) = any deduction for applicable taxes (presently zero); and

       (c) = the value of the assets of the Investment Option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. An Investment Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Investment Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Investment Option and takes into account the investment performance, expenses and the deduction of certain expenses.

                       CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Investment Option for a 7-day period, as described below. On a Policy-specific basis, the effective yield is computed at each month-end according to the following formula:

      Effective Yield = ((Base Return + 1) to the power of (365 / 7)) - 1

Where:

Base Return = (AUV Change - Policy Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Policy Charge Adjustment = Average AUV X Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Policy Fee X (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Investment Option for the same 7-day period, determined on an unadjusted basis (which does not deduct Policy-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Policy, the yield for the Investment Option will be lower than the yield for the corresponding Fund. The yields on amounts held in the Investment Option normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Investment Option is affected by changes in interest rates on money market securities, average portfolio maturity of the Fund, the types and qualities of portfolio securities held by the Fund's and the Fund's operating expenses. Yields on amounts held in the Investment Option may also be presented for periods other than a 7-day period.

                  ADDITIONAL INFORMATION ABOUT POLICY CHARGES

SPECIAL PURCHASE PLANS. We reserve the right to waive all or a part of any fee we charge under the Policy (excluding Fund expenses). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue; type and frequency of administrative and sales service provided; or any other factor we determine relevant. Any fee modification will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued.

UNDERWRITING PROCEDURES. The Policy's cost of insurance depends on the insured's sex, issue age, risk class and length of time the Policy has been in force. The rates will vary depending on tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the Insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables. The maximum rates for the tables-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

INCREASES AND DECREASES IN STATED AMOUNT. For certain Policies, after the first Policy Year, you may request in writing to change the Stated Amount. When your Stated Amount changes, your Policy charges and possibly your Death Benefit will also change. If you increase or decrease your Stated Amount your Policy may become a modified endowment contract (MEC) under federal tax law (please see the Federal Income Taxes section of the Prospectus for more information and consult your tax adviser for information on the impact a modified endowment contract may effect you).

Under some circumstances you will need to provide evidence that the insured(s) is still insurable. Any change in Stated Amount will be effective on either the next or prior Monthly Deduction Date after the change has been approved by us.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                             FINANCIAL STATEMENTS

The financial statements of the Company follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Policies and should not be considered as bearing on the investment performance of the Separate Account.

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                    Page
                                                                                                   Number
                                                                                                   ------
Report of Independent Registered Public Accounting Firm...........................................   F-2
Financial Statements at December 31, 2012 and 2011 and for the Years Ended December 31, 2012,
  2011, and 2010:
 Consolidated Balance Sheets......................................................................   F-3
 Consolidated Statements of Operations............................................................   F-4
 Consolidated Statements of Comprehensive Income..................................................   F-5
 Consolidated Statements of Stockholders' Equity..................................................   F-6
 Consolidated Statements of Cash Flows............................................................   F-7
Notes to the Consolidated Financial Statements....................................................   F-9
 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies.........   F-9
 Note 2 -- Segment Information....................................................................  F-26
 Note 3 -- Dispositions...........................................................................  F-31
 Note 4 -- Insurance..............................................................................  F-32
 Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related
   Intangibles....................................................................................  F-38
 Note 6 -- Reinsurance............................................................................  F-42
 Note 7 -- Investments............................................................................  F-48
 Note 8 -- Derivatives............................................................................  F-70
 Note 9 -- Fair Value.............................................................................  F-82
 Note 10 -- Goodwill.............................................................................. F-107
 Note 11 -- Debt.................................................................................. F-109
 Note 12 -- Equity................................................................................ F-109
 Note 13 -- Other Expenses........................................................................ F-113
 Note 14 -- Income Tax............................................................................ F-114
 Note 15 -- Contingencies, Commitments and Guarantees............................................. F-117
 Note 16 -- Related Party Transactions............................................................ F-122
Financial Statement Schedules at December 31, 2012 and 2011 and for the Years Ended December 31,
  2012, 2011, and 2010:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related
   Parties........................................................................................ F-123
 Schedule II -- Condensed Financial Information (Parent Company Only)............................. F-124
 Schedule III -- Consolidated Supplementary Insurance Information................................. F-128
 Schedule IV -- Consolidated Reinsurance.......................................................... F-130

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2012. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 22, 2013

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2012 and 2011

                (In millions, except share and per share data)

                                                                                                                     2012
                                                                                                                  ----------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,005 and $44,215,
 respectively)................................................................................................... $   50,968
Equity securities available-for-sale, at estimated fair value (cost: $311 and $295, respectively)................        317
Fair value option securities, at estimated fair value............................................................          9
Mortgage loans (net of valuation allowances of $35 and $61, respectively; includes $2,666 and $3,138,
 respectively, at estimated fair value, relating to variable interest entities)..................................      9,157
Policy loans.....................................................................................................      1,216
Real estate and real estate joint ventures.......................................................................        708
Other limited partnership interests..............................................................................      1,848
Short-term investments, principally at estimated fair value......................................................      2,576
Other invested assets, principally at estimated fair value.......................................................      2,961
                                                                                                                  ----------
  Total investments..............................................................................................     69,760
Cash and cash equivalents, principally at estimated fair value...................................................        895
Accrued investment income (includes $13 and $14, respectively, relating to variable interest entities)...........        575
Premiums, reinsurance and other receivables......................................................................     22,143
Deferred policy acquisition costs and value of business acquired.................................................      3,793
Current income tax recoverable...................................................................................        135
Goodwill.........................................................................................................        559
Other assets.....................................................................................................        822
Separate account assets..........................................................................................     86,114
                                                                                                                  ----------
  Total assets................................................................................................... $  184,796
                                                                                                                  ==========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits........................................................................................... $   27,585
Policyholder account balances....................................................................................     36,976
Other policy-related balances....................................................................................      3,138
Payables for collateral under securities loaned and other transactions...........................................      8,399
Long-term debt (includes $2,559 and $3,065, respectively, at estimated fair value, relating to variable interest
 entities).......................................................................................................      3,350
Deferred income tax liability....................................................................................      1,938
Other liabilities (includes $13 and $14, respectively, relating to variable interest entities)...................      6,547
Separate account liabilities.....................................................................................     86,114
                                                                                                                  ----------
  Total liabilities..............................................................................................    174,047
                                                                                                                  ----------
Contingencies, Commitments and Guarantees (Note 15)
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2012 and 2011.......................................................................         86
Additional paid-in capital.......................................................................................      6,718
Retained earnings................................................................................................      1,545
Accumulated other comprehensive income (loss)....................................................................      2,400
                                                                                                                  ----------
  Total stockholders' equity.....................................................................................     10,749
                                                                                                                  ----------
  Total liabilities and stockholders' equity..................................................................... $  184,796
                                                                                                                  ==========

                                                                                                                     2011
                                                                                                                  ----------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,005 and $44,215,
 respectively)................................................................................................... $   47,781
Equity securities available-for-sale, at estimated fair value (cost: $311 and $295, respectively)................        252
Fair value option securities, at estimated fair value............................................................      3,665
Mortgage loans (net of valuation allowances of $35 and $61, respectively; includes $2,666 and $3,138,
 respectively, at estimated fair value, relating to variable interest entities)..................................      9,800
Policy loans.....................................................................................................      1,203
Real estate and real estate joint ventures.......................................................................        503
Other limited partnership interests..............................................................................      1,696
Short-term investments, principally at estimated fair value......................................................      2,578
Other invested assets, principally at estimated fair value.......................................................      3,354
                                                                                                                  ----------
  Total investments..............................................................................................     70,832
Cash and cash equivalents, principally at estimated fair value...................................................        745
Accrued investment income (includes $13 and $14, respectively, relating to variable interest entities)...........        568
Premiums, reinsurance and other receivables......................................................................     20,223
Deferred policy acquisition costs and value of business acquired.................................................      4,188
Current income tax recoverable...................................................................................        140
Goodwill.........................................................................................................        953
Other assets.....................................................................................................        856
Separate account assets..........................................................................................     72,559
                                                                                                                  ----------
  Total assets................................................................................................... $  171,064
                                                                                                                  ==========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits........................................................................................... $   25,483
Policyholder account balances....................................................................................     42,075
Other policy-related balances....................................................................................      2,989
Payables for collateral under securities loaned and other transactions...........................................      8,079
Long-term debt (includes $2,559 and $3,065, respectively, at estimated fair value, relating to variable interest
 entities).......................................................................................................      3,857
Deferred income tax liability....................................................................................        935
Other liabilities (includes $13 and $14, respectively, relating to variable interest entities)...................      5,384
Separate account liabilities.....................................................................................     72,559
                                                                                                                  ----------
  Total liabilities..............................................................................................    161,361
                                                                                                                  ----------
Contingencies, Commitments and Guarantees (Note 15)
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2012 and 2011.......................................................................         86
Additional paid-in capital.......................................................................................      6,673
Retained earnings................................................................................................      1,173
Accumulated other comprehensive income (loss)....................................................................      1,771
                                                                                                                  ----------
  Total stockholders' equity.....................................................................................      9,703
                                                                                                                  ----------
  Total liabilities and stockholders' equity..................................................................... $  171,064
                                                                                                                  ==========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                               2012       2011       2010
                                                                            ---------- ---------- ----------
Revenues
Premiums................................................................... $    1,261 $    1,828 $    1,067
Universal life and investment-type product policy fees.....................      2,261      1,956      1,639
Net investment income......................................................      2,952      3,074      3,153
Other revenues.............................................................        511        508        503
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.............       (52)       (42)      (103)
 Other-than-temporary impairments on fixed maturity securities transferred
   to other comprehensive income (loss)....................................          3        (5)         53
 Other net investment gains (losses).......................................        201         82        200
                                                                            ---------- ---------- ----------
   Total net investment gains (losses).....................................        152         35        150
 Net derivative gains (losses).............................................        980      1,119         58
                                                                            ---------- ---------- ----------
   Total revenues..........................................................      8,117      8,520      6,570
                                                                            ---------- ---------- ----------
Expenses
Policyholder benefits and claims...........................................      2,395      2,660      1,905
Interest credited to policyholder account balances.........................      1,147      1,189      1,271
Goodwill impairment........................................................        394         --         --
Other expenses.............................................................      2,575      2,915      2,372
                                                                            ---------- ---------- ----------
   Total expenses..........................................................      6,511      6,764      5,548
                                                                            ---------- ---------- ----------
Income (loss) from continuing operations before provision for income tax...      1,606      1,756      1,022
Provision for income tax expense (benefit).................................        391        523        303
                                                                            ---------- ---------- ----------
Income (loss) from continuing operations, net of income tax................      1,215      1,233        719
Income (loss) from discontinued operations, net of income tax..............          8         --         --
                                                                            ---------- ---------- ----------
Net income (loss).......................................................... $    1,223 $    1,233 $      719
                                                                            ========== ========== ==========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Comprehensive Income
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                       2012        2011        2010
                                                                    ----------  ----------  ----------

Net income (loss).................................................. $    1,223  $    1,233  $      719
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets......        850       2,074       1,619
 Unrealized gains (losses) on derivatives..........................          4         347        (107)
 Foreign currency translation adjustments..........................         88         (16)        (17)
                                                                    ----------  ----------  ----------
 Other comprehensive income (loss), before income tax..............        942       2,405       1,495
 Income tax (expense) benefit related to items of other
   comprehensive income (loss).....................................       (313)       (851)       (523)
                                                                    ----------  ----------  ----------
 Other comprehensive income (loss), net of income tax..............        629       1,554         972
                                                                    ----------  ----------  ----------
Comprehensive income (loss) excluding cumulative effect of change
  in accounting principle..........................................      1,852       2,787       1,691
Cumulative effect of change in accounting principle, net of income
  tax..............................................................         --          --          34
                                                                    ----------  ----------  ----------
Comprehensive income (loss)........................................ $    1,852  $    2,787  $    1,725
                                                                    ==========  ==========  ==========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholders' Equity
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                  Accumulated Other Comprehensive Income (Loss)
                                                                  --------------------------------------------
                                                                       Net                          Foreign
                                             Additional             Unrealized      Other-Than-    Currency         Total
                                      Common  Paid-in   Retained    Investment       Temporary    Translation   Stockholders'
                                      Stock   Capital   Earnings  Gains (Losses)    Impairments   Adjustments      Equity
                                      ------ ---------- --------  --------------    -----------   -----------   -------------
Balance at December 31, 2009......... $  86   $  6,719  $    102     $   (597)        $  (83)       $ (109)       $   6,118
Cumulative effect of change in
 accounting principle, net of income
 tax (Note 1)........................                        (34)          23             11                             --
                                      -----   --------  --------     --------         ------        ------        ---------
Balance at January 1, 2010...........    86      6,719        68         (574)           (72)         (109)           6,118
Dividend paid to MetLife.............                       (330)                                                      (330)
Net income (loss)....................                        719                                                        719
Other comprehensive income (loss),
 net of income tax...................                                     967             21           (16)             972
                                      -----   --------  --------     --------         ------        ------        ---------
Balance at December 31, 2010.........    86      6,719       457          393            (51)         (125)           7,479
Dividend paid to MetLife.............                       (517)                                                      (517)
Capital contribution.................                1                                                                    1
Return of capital (Note 12)..........              (47)                                                                 (47)
Net income (loss)....................                      1,233                                                      1,233
Other comprehensive income (loss),
 net of income tax...................                                   1,591            (23)          (14)           1,554
                                      -----   --------  --------     --------         ------        ------        ---------
Balance at December 31, 2011.........    86      6,673     1,173        1,984            (74)         (139)           9,703
Dividend of subsidiary (Note 3)......                       (347)                                                      (347)
Dividend paid to MetLife.............                       (504)                                                      (504)
Capital contribution.................               45                                                                   45
Net income (loss)....................                      1,223                                                      1,223
Other comprehensive income (loss),
 net of income tax (1)...............                                     503             36            90              629
                                      -----   --------  --------     --------         ------        ------        ---------
Balance at December 31, 2012......... $  86   $  6,718  $  1,545     $  2,487         $  (38)       $  (49)       $  10,749
                                      =====   ========  ========     ========         ======        ======        =========

--------

(1)Includes amounts related to dividend of subsidiary. See Notes 3 and 12.

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                                              2012       2011       2010
                                                                                           ---------  ---------  ----------
Cash flows from operating activities
Net income (loss)......................................................................... $   1,223  $   1,233  $      719
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
 Depreciation and amortization expenses...................................................        31         37          41
 Amortization of premiums and accretion of discounts associated with investments, net.....      (168)      (152)       (259)
 (Gains) losses on investments and derivatives and from sales of businesses, net..........    (1,020)    (1,183)       (300)
 (Income) loss from equity method investments, net of dividends or distributions..........       (42)       (23)        (39)
 Interest credited to policyholder account balances.......................................     1,147      1,189       1,271
 Universal life and investment-type product policy fees...................................    (2,261)    (1,956)     (1,639)
 Goodwill impairment......................................................................       394         --          --
 Change in fair value option securities...................................................      (602)    (1,483)     (1,199)
 Change in accrued investment income......................................................        66         51          31
 Change in premiums, reinsurance and other receivables....................................    (1,229)    (1,288)     (3,284)
 Change in deferred policy acquisition costs and value of business acquired, net..........        69       (187)        (87)
 Change in income tax.....................................................................       649        567         191
 Change in other assets...................................................................     1,503      1,386       1,041
 Change in insurance-related liabilities and policy-related balances......................     1,865      2,307       1,952
 Change in other liabilities..............................................................       804        406       2,072
 Other, net...............................................................................        53         30           3
                                                                                           ---------  ---------  ----------
Net cash provided by operating activities.................................................     2,482        934         514
                                                                                           ---------  ---------  ----------
Cash flows from investing activities
 Sales, maturities and repayments of:
  Fixed maturity securities...............................................................    14,394     17,348      17,748
  Equity securities.......................................................................        50        168         131
  Mortgage loans..........................................................................     1,447        993         964
  Real estate and real estate joint ventures..............................................        72         26          18
  Other limited partnership interests.....................................................       223        256         123
 Purchases of:
  Fixed maturity securities...............................................................   (15,706)   (17,439)    (19,342)
  Equity securities.......................................................................       (58)       (27)        (39)
  Mortgage loans..........................................................................      (807)    (1,357)     (1,468)
  Real estate and real estate joint ventures..............................................      (225)       (72)       (117)
  Other limited partnership interests.....................................................      (341)      (378)       (363)
  Cash received in connection with freestanding derivatives...............................       414        397          97
  Cash paid in connection with freestanding derivatives...................................      (335)      (478)       (155)
  Dividend of subsidiary..................................................................       (53)        --          --
  Issuances of loans to affiliates........................................................        --       (430)         --
  Net change in policy loans..............................................................       (13)       (13)         (1)
  Net change in short-term investments....................................................      (155)    (1,347)        554
  Net change in other invested assets.....................................................       (54)       (12)       (190)
  Other, net..............................................................................        --          1          --
                                                                                           ---------  ---------  ----------
Net cash used in investing activities.....................................................    (1,147)    (2,364)    (2,040)
                                                                                           ---------  ---------  ----------
Cash flows from financing activities
 Policyholder account balances:
  Deposits................................................................................    14,785     20,496      24,910
  Withdrawals.............................................................................   (15,493)   (19,404)    (23,700)
 Net change in payables for collateral under securities loaned and other transactions.....       320        (24)        934
 Long-term debt repaid....................................................................      (482)      (385)       (878)
 Financing element on certain derivative instruments......................................       180        129         (44)
 Return of capital........................................................................        --        (47)         --
 Dividends on common stock................................................................      (504)      (517)       (330)
                                                                                           ---------  ---------  ----------
Net cash (used in) provided by financing activities.......................................    (1,194)       248         892
                                                                                           ---------  ---------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.         9         (1)        (12)
                                                                                           ---------  ---------  ----------
Change in cash and cash equivalents.......................................................       150     (1,183)       (646)
Cash and cash equivalents, beginning of year..............................................       745      1,928       2,574
                                                                                           ---------  ---------  ----------
Cash and cash equivalents, end of year.................................................... $     895  $     745  $    1,928
                                                                                           =========  =========  ==========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                                   2012       2011      2010
                                                                               -----------  --------  --------
Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
  Interest.................................................................... $       232  $    406  $    479
                                                                               ===========  ========  ========
  Income tax.................................................................. $      (226) $    (47) $    122
                                                                               ===========  ========  ========
  Non-cash transactions:
  Disposal of subsidiary: (1)
   Assets disposed............................................................ $     4,857  $     --  $     --
   Liabilities disposed.......................................................      (4,567)       --        --
                                                                               -----------  --------  --------
   Net assets disposed........................................................         290        --        --
   Cash disposed..............................................................         (53)       --        --
   Dividend of interests in subsidiary........................................        (237)       --        --
                                                                               -----------  --------  --------
   (Gain) loss on dividend of interests in subsidiary......................... $        --  $     --  $     --
                                                                               ===========  ========  ========
  Capital contribution from MetLife, Inc...................................... $        45  $     --  $     --
                                                                               ===========  ========  ========
  Real estate and real estate joint ventures acquired in satisfaction of debt. $        50  $      5  $     28
                                                                               ===========  ========  ========
  Long-term debt issued in exchange for certain other invested assets......... $        --  $     --  $     45
                                                                               ===========  ========  ========

--------

(1) See Note 3.

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

  The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

  The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. In order to qualify for a discontinued operation, the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company, and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

 Separate Accounts

  Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .  such separate accounts are legally recognized;

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
  . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

  The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments that are directed by contractholders but do not meet one or more of the other above criteria are included in fair value option ("FVO") securities.

  The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the consolidated statements of operations.

 Reclassifications

  Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

----------------------------------------------------------------------------------------------------------
 Accounting Policy                                                                                    Note
----------------------------------------------------------------------------------------------------------
 Insurance                                                                                               4
----------------------------------------------------------------------------------------------------------
 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles      5
----------------------------------------------------------------------------------------------------------
 Reinsurance                                                                                             6
----------------------------------------------------------------------------------------------------------
 Investments                                                                                             7
----------------------------------------------------------------------------------------------------------
 Derivatives                                                                                             8
----------------------------------------------------------------------------------------------------------
 Fair Value                                                                                              9
----------------------------------------------------------------------------------------------------------
 Goodwill                                                                                               10
----------------------------------------------------------------------------------------------------------
 Income Tax                                                                                             14
----------------------------------------------------------------------------------------------------------
 Litigation Contingencies                                                                               15
----------------------------------------------------------------------------------------------------------

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

 The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

  Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

  The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

  Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

  The Company issues directly and assumes through reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

  Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

  Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Other Policy-Related Balances

 Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

 The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

 The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

 The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

 Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

 Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

 Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

 Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

  All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

  Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

  DAC and VOBA are amortized as follows:

---------------------------------------------------------------------------------------------------------------------
 Products:                                                In proportion to the following over estimated lives of the contracts:
---------------------------------------------------------------------------------------------------------------------
 Non-participating and non-dividend-paying traditional    Historic actual and expected future gross premiums.
   contracts (primarily term insurance)
---------------------------------------------------------------------------------------------------------------------
 Participating, dividend-paying traditional contracts     Actual and expected future gross margins.
---------------------------------------------------------------------------------------------------------------------
 Fixed and variable universal life contracts              Actual and expected future gross profits.
 Fixed and variable deferred annuity contracts
---------------------------------------------------------------------------------------------------------------------

  See Note 5 for additional information on DAC and VOBA amortization.

  The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the consolidated financial statements for reporting purposes.

  The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

  Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

  For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

  For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

  Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

  Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

  The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

  Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

  If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

Investments

  Net Investment Income

    Income on investments is reported within net investment income, unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value and an analysis of the gross unrealized losses by severity and/or age. The analysis of gross unrealized losses is described further in Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI. Adjustments are not made for subsequent recoveries in value.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value with a corresponding charge to earnings.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Fair Value Option Securities

    FVO securities are stated at estimated fair value and include investments for which the FVO has been elected ("FVO Securities"). FVO Securities include:

  . fixed maturity securities held-for-investment by the general account to support asset and liability matching strategies for certain insurance products; and
  . contractholder-directed investments supporting unit-linked variable annuity type liabilities which do not qualify for presentation and reporting as separate account summary total assets and liabilities. These investments are primarily mutual funds. The investment returns on these investments inure to contractholders and are offset by a corresponding change in PABs through interest credited to policyholder account balances.

    Changes in estimated fair value of these securities subsequent to purchase are included in net investment income.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting and valuation allowance policies that are applicable to all portfolio segments are presented below and policies related to each of the portfolio segments are included in Note 7.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest is accrued on the principal amount of the loan based on the loan's contractual interest rate, while amortization of premiums and discounts is recognized using the effective yield method. Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the FVO was elected. These loans are stated at estimated fair value with changes in estimated fair value subsequent to consolidation recognized in net investment gains (losses).

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income associated with such real estate is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held for sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

    Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor ownership interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling financial interest. Equity method investment income is recognized as earned by the investee. The Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the joint venture's or the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards. The Company recognizes distributions on cost method investments as earned or received.

    In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates these investments for impairments. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for OTTI when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is other-than-temporarily impaired. When an OTTI has occurred, the impairment loss is recorded within net investment gains (losses).

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

  . Leveraged leases are recorded net of non-recourse debt. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  . Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
  . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
  . Tax credit partnerships derive their primary source of investment return in the form of income tax credits. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
  . Joint venture investments that engage in insurance underwriting activities are accounted for under the equity method.

  Securities Lending Program

  Securities lending transactions, whereby blocks of securities, which are included in fixed maturity securities, equity securities, and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks, and are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

  Freestanding derivatives are carried in the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

  Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

  If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

----------------------------------------------------------------------------------------------------
Statement of Operations Presentation:.   Derivative:
----------------------------------------------------------------------------------------------------
Policyholder benefits and claims       Economic hedges of variable annuity guarantees included in future policy benefits
----------------------------------------------------------------------------------------------------
Net investment income                  Economic hedges of equity method investments in joint
                                         ventures
----------------------------------------------------------------------------------------------------

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Hedge Accounting

  To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

  . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
  . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

  The change in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

  In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

  The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

  When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

  When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

  In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

  The Company sells variable annuities and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

..  the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
..  the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and .. a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

  Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

  Certain assets and liabilities are measured at estimated fair value in the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

  Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Goodwill

  Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

  The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

  On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

 Employee Benefit Plans

  Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

  The Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of MetLife Insurance Company of Connecticut. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns.

  The Company's accounting for income taxes represents management's best estimate of various events and transactions.

  Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

  The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

  The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

  The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

  The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

  The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Property, Equipment, Leasehold Improvements and Computer Software

  Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2012 and 2011.

  Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $185 million and $153 million at December 31, 2012 and 2011, respectively. Accumulated amortization of capitalized software was $92 million and $83 million at December 31, 2012 and 2011, respectively. Related amortization expense was $10 million, $17 million and $25 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  Other Revenues

  Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Foreign Currency

  Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred. The cumulative effect adjustment of adopting the guidance on accounting for DAC was a decrease in total equity of $443 million, net of income tax, as of January 1, 2010, which is reflected in the opening balance of equity in the consolidated statement of stockholders' equity.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholders' equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. In 2012, the Company proceeded to Step 1 of the two-step impairment analysis for all of the Company's reporting units. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRS"). Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's consolidated financial statements other than the expanded disclosures in Note 9.

  Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The revised consolidation guidance changed the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the qualitative VIE consolidation model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could potentially be significant to the VIE is considered to be the primary beneficiary. The guidance requires a continuous reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

  As a result of the adoption of the amended VIE consolidation guidance, the Company consolidated certain former QSPEs that were previously accounted for as fixed maturity commercial mortgage-backed securities ("CMBS"). The Company also elected FVO for all of the consolidated assets and liabilities of these entities. Upon consolidation, the Company recorded $6.8 billion of commercial mortgage loans and $6.7 billion of long-term debt based on estimated fair values at January 1, 2010 and de-recognized $52 million in fixed maturity securities. The consolidation also resulted in a decrease in retained earnings of $34 million, net of income tax, and an increase in accumulated other comprehensive income (loss) ("AOCI") of $34 million, net of income tax, at January 1, 2010. For the year ended December 31, 2010, the Company recorded $411 million of net investment income on the consolidated assets, $402 million of interest expense in other expenses on the related long-term debt, and $24 million in net investment gains (losses) to remeasure the assets and liabilities at their estimated fair values.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Future Adoption of New Accounting Pronouncements

  In March 2013, the FASB issued new guidance regarding foreign currency (Accounting Standards Update ("ASU") 2013-05, Foreign Currency Matters (Topic
830): Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity), effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2013. The amendments require an entity that ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity to apply the guidance in Subtopic 830-30, Foreign Currency Matters -- Translation of Financial Statements, to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in section 830-30-40, Derecognition, still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligations. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2013, the FASB issued new guidance regarding comprehensive income (ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income), effective prospectively for fiscal years beginning after December 15, 2012. The amendments require an entity to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2013, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01")), effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The amendments in ASU 2013-01 clarify that the scope of ASU 2011-11 (as defined below), applies to derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11")), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance will be applied retrospectively for all comparative periods presented. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of the guidance is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS. The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other As anticipated, in the third quarter of 2012, MetLife and the Company continued to realign certain products and businesses among its existing segments, as well as Corporate & Other. Prior period results have been revised in connection with this change, which did not have a significant impact on the segment and Corporate & Other results.

 Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two businesses:
Annuities and Life & Other. Annuities includes a variety of variable and fixed annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

 Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes certain products to fund company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

 Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for GAAP income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues excludes net investment gains (losses) and net derivative gains (losses). Operating expenses excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

.. Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

.. Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments but do not qualify for hedge accounting treatment,
   (ii) includes income from discontinued real estate operations,
   (iii) excludes certain amounts related to contractholder-directed unit-linked investments, and (iv) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

.. Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIB ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

.. Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

.. Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

.. Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

.. Other expenses excludes costs related to implementation of new insurance regulatory requirements and acquisition and integration costs.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2012, 2011 and 2010 and at December 31, 2012 and 2011. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

  MetLife's economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income (loss) from continuing operations, net of income tax.

                                                         Operating Earnings
                                            --------------------------------------------
                                                        Corporate
                                                         Benefit   Corporate                                 Total
Year Ended December 31, 2012                  Retail     Funding    & Other      Total     Adjustments    Consolidated
------------------------------------------- ----------  ---------  ---------  ----------  ------------    ------------
                                                                          (In millions)
Revenues
Premiums................................... $      498  $     629  $     134  $    1,261  $         --    $      1,261
Universal life and investment-type product
 policy fees...............................      2,081         29         14       2,124           137           2,261
Net investment income......................      1,525      1,167        185       2,877            75           2,952
Other revenues.............................        505          6         --         511            --             511
Net investment gains (losses)..............         --         --         --          --           152             152
Net derivative gains (losses)..............         --         --         --          --           980             980
                                            ----------  ---------  ---------  ----------  ------------    ------------
  Total revenues...........................      4,609      1,831        333       6,773         1,344           8,117
                                            ----------  ---------  ---------  ----------  ------------    ------------
Expenses
Policyholder benefits and claims...........        741      1,161        128       2,030           365           2,395
Interest credited to policy holder account
 balances..................................        943        162         --       1,105            42           1,147
Goodwill impairment........................         --         --         --          --           394             394
Capitalization of DAC......................       (834)        (5)       (33)       (872)           --            (872)
Amortization of DAC and VOBA...............        570         10          2         582           359             941
Interest expense on debt...................         --         --         68          68           163             231
Other expenses.............................      2,164         39         66       2,269             6           2,275
                                            ----------  ---------  ---------  ----------  ------------    ------------
  Total expenses...........................      3,584      1,367        231       5,182         1,329           6,511
                                            ----------  ---------  ---------  ----------  ------------    ------------
Provision for income tax expense (benefit).        359        162        (30)        491          (100)            391
                                            ----------  ---------  ---------  ----------                  ------------
Operating earnings......................... $      666  $     302  $     132       1,100
                                            ==========  =========  =========
Adjustments to:
  Total revenues...........................................................        1,344
  Total expenses...........................................................       (1,329)
  Provision for income tax (expense) benefit...............................          100
                                                                              ----------
Income (loss) from continuing operations, net of income tax.................. $    1,215                  $      1,215
                                                                              ==========                  ============

                                                        Corporate
                                                         Benefit   Corporate
At December 31, 2012:                         Retail     Funding    & Other      Total
------------------------------------------- ----------  ---------  ---------  ----------
                                                            (In millions)
Total assets............................... $  136,333  $  33,140  $  15,323  $  184,796
Separate account assets.................... $   84,106  $   2,008  $      --  $   86,114
Separate account liabilities............... $   84,106  $   2,008  $      --  $   86,114

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                     Operating Earnings
                                    ---------------------------------------------------
                                                  Corporate
                                                   Benefit      Corporate &                             Total
Year Ended December 31, 2011          Retail       Funding         Other        Total    Adjustments Consolidated
----------------------------------- ----------  -------------  ------------  ----------  ----------- ------------
                                                                    (In millions)
Revenues
Premiums........................... $      710  $       1,071  $         47  $    1,828  $        -- $      1,828
Universal life and investment-type
 product policy fees...............      1,764             34            36       1,834          122        1,956
Net investment income..............      1,423          1,175           181       2,779          295        3,074
Other revenues.....................        502              5             1         508           --          508
Net investment gains (losses)......         --             --            --          --           35           35
Net derivative gains (losses)......         --             --            --          --        1,119        1,119
                                    ----------  -------------  ------------  ----------  ----------- ------------
  Total revenues...................      4,399          2,285           265       6,949        1,571        8,520
                                    ----------  -------------  ------------  ----------  ----------- ------------
Expenses
Policyholder benefits and claims...        896          1,598            46       2,540          120        2,660
Interest credited to policy holder
 account balances..................        988            180            --       1,168           21        1,189
Goodwill impairment................         --             --            --          --           --           --
Capitalization of DAC..............     (1,278)            (7)          (57)     (1,342)          --       (1,342)
Amortization of DAC and VOBA.......        788              4             6         798          358        1,156
Interest expense on debt...........         --             --            67          67          322          389
Other expenses.....................      2,483             42           163       2,688           24        2,712
                                    ----------  -------------  ------------  ----------  ----------- ------------
  Total expenses...................      3,877          1,817           225       5,919          845        6,764
                                    ----------  -------------  ------------  ----------  ----------- ------------
Provision for income tax expense
 (benefit).........................        183            164           (70)        277          246          523
                                    ----------  -------------  ------------  ----------              ------------
Operating earnings................. $      339  $         304  $        110         753
                                    ==========  =============  ============
Adjustments to:
  Total revenues..........................................................        1,571
  Total expenses..........................................................         (845)
  Provision for income tax (expense) benefit..............................         (246)
                                                                             ----------
Income (loss) from continuing operations, net of income tax................. $    1,233              $      1,233
                                                                             ==========              ============

                                                   Corporate
                                                   Benefit        Corporate
At December 31, 2011:                 Retail       Funding        & Other       Total
----------------------------------- ----------  -------------  ------------  ----------
                                                       (In millions)
Total assets....................... $  120,810  $      30,836  $     19,418  $  171,064
Separate account assets............ $   70,679  $       1,880  $         --  $   72,559
Separate account liabilities....... $   70,679  $       1,880  $         --  $   72,559

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                             Operating Earnings
                                                   --------------------------------------
                                                              Corporate
                                                              Benefit   Corporate                         Total
Year Ended December 31, 2010                        Retail    Funding    & Other   Total   Adjustments Consolidated
-------------------------------------------------- -------  ----------- --------- -------  ----------- ------------
                                                                            (In millions)
Revenues
Premiums.......................................... $   424    $   643    $   --   $ 1,067   $     --    $   1,067
Universal life and investment-type product policy
 fees.............................................   1,509         29        15     1,553         86        1,639
Net investment income.............................   1,425      1,102       203     2,730        423        3,153
Other revenues....................................     454          6        43       503         --          503
Net investment gains (losses).....................      --         --        --        --        150          150
Net derivative gains (losses).....................      --         --        --        --         58           58
                                                   -------    -------    ------   -------   --------    ---------
  Total revenues..................................   3,812      1,780       261     5,853        717        6,570
                                                   -------    -------    ------   -------   --------    ---------
Expenses
Policyholder benefits and claims..................     671      1,159        --     1,830         75        1,905
Interest credited to policyholder account
 balances.........................................     954        193        96     1,243         28        1,271
Goodwill impairment...............................      --         --        --        --         --           --
Capitalization of DAC.............................    (800)        (4)      (54)     (858)        --         (858)
Amortization of DAC and VOBA......................     686          2        10       698         72          770
Interest expense on debt..........................      --         --        70        70        402          472
Other expenses....................................   1,829         36       123     1,988         --        1,988
                                                   -------    -------    ------   -------   --------    ---------
  Total expenses..................................   3,340      1,386       245     4,971        577        5,548
                                                   -------    -------    ------   -------   --------    ---------
Provision for income tax expense
 (benefit)........................................     165        139      (50)       254         49          303
                                                   -------    -------    ------   -------               ---------
Operating earnings................................ $   307    $   255    $   66       628
                                                   =======    =======    ======
Adjustments to:
  Total revenues...............................................................       717
  Total expenses...............................................................      (577)
  Provision for income tax (expense) benefit...................................       (49)
                                                                                  -------
Income (loss) from continuing operations, net of income tax...................... $   719               $     719
                                                                                  =======               =========

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                          --------------------------
                                            2012     2011     2010
           -                              -------- -------- --------
                                                (In millions)
           Life insurance (1)............ $  4,026 $  4,285 $  3,160
           Accident and health insurance.        7        7        7
           Non-insurance.................       --       --       42
                                          -------- -------- --------
            Total........................ $  4,033 $  4,292 $  3,209
                                          ======== ======== ========

--------
(1)Includes annuities and corporate benefit funding products.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2012, 2011and 2010.

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company's U.S. and foreign operations:

                                    Years Ended December 31,
                                   --------------------------
                                     2012     2011     2010
                  -                -------- -------- --------
                                         (In millions)
                  U.S............. $  3,329 $  3,222 $  2,631
                  Foreign:
                   United Kingdom.      556      986      562
                   Other..........      148       84       16
                                   -------- -------- --------
                     Total........ $  4,033 $  4,292 $  3,209
                                   ======== ======== ========

3. Dispositions

Disposition

  During June 2012, the Company distributed all of the issued and outstanding shares of common stock of its wholly-owned subsidiary, MetLife Europe Limited ("MetLife Europe") to its stockholders as an in-kind dividend. The net book value of MetLife Europe at the time of the dividend was $290 million which was recorded as a dividend of retained earnings of $347 million and an increase to OCI of $57 million, net of income tax. As of the date of dividend, the Company no longer consolidates the assets, liabilities and operations of MetLife Europe. The net income of MetLife Europe was not material to the Company for the periods prior to the dividend. The results of MetLife Europe were reported in Corporate & Other. See Note 2 for a discussion of Corporate & Other.

Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                                  Year Ended
                                                               December 31, 2012
                                                               -----------------
                                                                 (In millions)
Total revenues................................................   $          12
Total expenses................................................              --
                                                                 -------------
Income (loss) before provision for income tax.................              12
Provision for income tax expense (benefit)....................               4
                                                                 -------------
Income (loss) from discontinued operations, net of income tax.   $           8
                                                                 =============

  There was no income (loss) from discontinued operations, net of income tax, for both of the years ended December 31, 2011 and 2010.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


4. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                          -----------------------
                                             2012        2011
                                          ----------- -----------
                                               (In millions)
               Retail.................... $    37,644 $    37,916
               Corporate Benefit Funding.      23,766      22,417
               Corporate & Other.........       6,289      10,214
                                          ----------- -----------
                Total.................... $    67,699 $    70,547
                                          =========== ===========

  See Note 2 for information on the continued realignment of certain products and businesses among the Company's existing segments, as well as Corporate & Other, during the third quarter of 2012, which was retrospectively applied. See
Note 3 for information on the disposition of a subsidiary that had been reported in Corporate & Other. See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

  Future policy benefits are measured as follows:

      Product Type:                Measurement Assumptions:
      -------------------------------------------------------------------
      Participating life           Aggregate of net level premium
                                   reserves for death and endowment
                                   policy benefits (calculated based
                                   upon the non-forfeiture interest rate
                                   of 4%, and mortality rates guaranteed
                                   in calculating the cash surrender
                                   values described in such contracts).
      -------------------------------------------------------------------
      Non-participating life       Aggregate of the present value of
                                   expected future benefit payments and
                                   related expenses less the present
                                   value of expected future net
                                   premiums. Assumptions as to mortality
                                   and persistency are based upon the
                                   Company's experience when the basis
                                   of the liability is established.
                                   Interest rate assumptions for the
                                   aggregate future policy benefit
                                   liabilities range from 2% to 7%.
      -------------------------------------------------------------------
      Individual and group         Present value of expected future
      traditional fixed annuities  payments. Interest rate assumptions
      after annuitization          used in establishing such liabilities
                                   range from 4% to 8%.
      -------------------------------------------------------------------
      Non-medical health           The net level premium method and
      insurance                    assumptions as to future morbidity,
                                   withdrawals and interest, which
                                   provide a margin for adverse
                                   deviation. Interest rate assumptions
                                   used in establishing such liabilities
                                   range from 4% to 7%.
      -------------------------------------------------------------------
      Disabled lives               Present value of benefits method and
                                   experience assumptions as to claim
                                   terminations, expenses and interest.
                                   Interest rate assumptions used in
                                   establishing such liabilities range
                                   from 3% to 7%.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Participating business represented 2% and 1% of the Company's life insurance in-force at December 31, 2012 and 2011, respectively. Participating policies represented 24% and 10% of gross life insurance premiums for the years ended December 31, 2012 and 2011, respectively. Such policies are 90% reinsured.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 8. Guarantees accounted for as insurance liabilities include:

Guarantee:                                          Measurement Assumptions:
----------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon      Present value of expected death benefits in
          death even if the account value is       excess of the projected account balance
          reduced to zero.                         recognizing the excess ratably over the
                                                   accumulation period based on the present
                                                   value of total expected assessments.
       .  An enhanced death benefit may be
          available for an additional fee.       Assumptions are consistent with those used
                                                   for amortizing DAC, and are thus subject to
                                                   the same variability and risk.

                                                 Investment performance and volatility
                                                   assumptions are consistent with the historical
                                                   experience of the appropriate underlying
                                                   equity index, such as the S&P 500 Index.

                                                 Benefit assumptions are based on the average
                                                   benefits payable over a range of scenarios.
----------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time       Present value of expected income benefits in
          determined at the time of issuance       excess of the projected account balance at
          of the variable annuity contract,        any future date of annuitization and
          a minimum accumulation of purchase       recognizing the excess ratably over the
          payments, even if the account            accumulation period based on present value
          value is reduced to zero, that can       of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less         Assumptions are consistent with those used
          than a specified amount.                 for estimating GMDBs liabilities.
       .  Certain contracts also provide for
          a guaranteed lump sum return of        Calculation incorporates an assumption for
          purchase premium in lieu of the          the percentage of the potential annuitizations
          annuitization benefit.                   that may be elected by the contractholder.
------------------------------------------------
GMWBs  .  A return of purchase payment via       Expected value of the life contingent
          partial withdrawals, even if the         payments and expected assessments using
          account value is reduced to zero,        assumptions consistent with those used for
          provided that cumulative                 estimating the GMDBs liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.
----------------------------------------------------------------------------------------------------

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:



                                                   Universal and Variable
                               Annuity Contracts       Life Contracts
                              -------------------- ----------------------


                                                         Secondary
                                GMDBs      GMIBs         Guarantees          Total
                              ---------  --------- ---------------------- -----------
                                                   (In millions)
Direct
Balance at January 1, 2010... $      57  $     215    $           295     $       567
Incurred guaranteed benefits.        52         66                601             719
Paid guaranteed benefits.....       (30)        --                 --             (30)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2010.        79        281                896           1,256
Incurred guaranteed benefits.        84        128                140             352
Paid guaranteed benefits.....       (25)        --                 --             (25)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2011.       138        409              1,036           1,583
Incurred guaranteed benefits.       108        404                332             844
Paid guaranteed benefits.....       (29)        --                 --             (29)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2012. $     217  $     813    $         1,368     $     2,398
                              =========  =========    ===============     ===========

Ceded
Balance at January 1, 2010... $      56  $      74    $           142     $       272
Incurred guaranteed benefits.        38         23                515             576
Paid guaranteed benefits.....       (18)        --                 --             (18)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2010.        76         97                657             830
Incurred guaranteed benefits.        59         42                110             211
Paid guaranteed benefits.....       (21)        --                 --             (21)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2011.       114        139                767           1,020
Incurred guaranteed benefits.        56        129                267             452
Paid guaranteed benefits.....       (25)        --                 --             (25)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2012. $     145  $     268    $         1,034     $     1,447
                              =========  =========    ===============     ===========

Net
Balance at January 1, 2010... $       1  $     141    $           153     $       295
Incurred guaranteed benefits.        14         43                 86             143
Paid guaranteed benefits.....       (12)        --                 --             (12)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2010.         3        184                239             426
Incurred guaranteed benefits.        25         86                 30             141
Paid guaranteed benefits.....        (4)        --                 --              (4)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2011.        24        270                269             563
Incurred guaranteed benefits.        52        275                 65             392
Paid guaranteed benefits.....        (4)        --                 --              (4)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2012. $      72  $     545    $           334     $       951
                              =========  =========    ===============     ===========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      ---------------------
                                         2012       2011
                                      ---------- ----------
                                          (In millions)
                     Fund Groupings:
                     Equity.......... $   37,981 $   33,482
                     Balanced........     37,528     29,189
                     Bond............      4,678      4,132
                     Specialty.......      1,132      1,002
                     Money Market....        879      1,077
                                      ---------- ----------
                      Total.......... $   82,198 $   68,882
                                      ========== ==========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

  Defined as the guaranteed minimum death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  At Annuitization

  Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that only allow annuitization of the guaranteed amount after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

  Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 6 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                                  December 31,
                                         -----------------------------------------------------------
                                                      2012                            2011
                                         ---------------------------     ---------------------------
                                             In the           At             In the           At
                                         Event of Death  Annuitization   Event of Death  Annuitization
                                         -------------- -------------    -------------- -------------
                                                                  (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $    89,671    $    51,411      $    76,550    $    41,713
Separate account value..................  $    84,106    $    49,778      $    70,635    $    39,454
Net amount at risk......................  $     3,117    $     2,316 (2)  $     5,515    $     1,444 (2)
Average attained age of contractholders.     63 years       63 years         62 years       62 years

                                                        December 31,
                                                   -----------------------
                                                      2012        2011
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     5,812 $     5,177
     Net amount at risk........................... $    86,468 $    80,477
     Average attained age of policyholders........    58 years    58 years

--------
(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)The Company had previously disclosed the NAR based on the excess of the benefit base over the contractholder's total contract account value on the balance sheet date. Such amounts were $5.3 billion and $6.6 billion at December 31, 2012 and 2011, respectively. The Company has provided, in the table above, the NAR as defined above. The Company believes that this definition is more representative of the potential economic exposures of these guarantees as the contractholders do not have access to this difference other than through annuitization.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2012, 2011 and 2010, the Company issued $10.3 billion, $12.5 billion and $19.1 billion, respectively, and repaid $9.6 billion, $13.4 billion and $18.6 billion, respectively, of such funding agreements. At December 31, 2012 and 2011, liabilities for funding agreements outstanding, which are included in PABs, were $6.1 billion and $5.4 billion, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  MetLife Insurance Company of Connecticut and MLI-USA, are members of the Federal Home Loan Bank ("FHLB"). Holdings of FHLB common stock by branch, included in equity securities, were as follows at:

                                           December 31,
                                        -------------------
                                          2012      2011
                                        --------- ---------
                                           (In millions)
                    FHLB of Boston..... $      67 $      70
                    FHLB of Pittsburgh. $      11       N/A

  The Company has also entered into funding agreements. The liability for funding agreements is included in PABs. Information related to the funding agreements was as follows at:

                                Liability             Collateral
                            ----------------- ----------------------
                                            December 31,
                            ----------------------------------------
                              2012     2011       2012         2011
                            -------- -------- --------     ---------
                                           (In millions)
        FHLB of Boston (1). $    450 $    450 $    537 (2)  $    518 (2)
        Farmer Mac (3)..... $    200 $    200 $    230      $    230
        FHLB of Pittsburgh. $     --      N/A $    595 (2)       N/A

--------
(1)Represents funding agreements issued to the FHLB of Boston in exchange for cash and for which the FHLB of Boston has been granted a lien on certain assets, some of which are in the custody of the FHLB of Boston, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of Boston as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Boston's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Boston.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                         -----------------------------
                                            2012       2011      2010
                                         ---------  ---------  -------
                                                 (In millions)
        Balance at January 1,........... $   1,079  $     978  $   805
         Less: Reinsurance recoverables.       980        878      706
                                         ---------  ---------  -------
        Net balance at January 1,.......        99        100       99
                                         ---------  ---------  -------
        Incurred related to:
         Current year...................         5          5       24
         Prior years....................        (2)         4      (12)
                                         ---------  ---------  -------
           Total incurred...............         3          9       12
                                         ---------  ---------  -------
        Paid related to:
         Current year...................        --         --       (1)
         Prior years....................       (10)       (10)     (10)
                                         ---------  ---------  -------
           Total paid...................       (10)       (10)     (11)
                                         ---------  ---------  -------
        Net balance at December 31,.....        92         99      100
         Add: Reinsurance recoverables..     1,124        980      878
                                         ---------  ---------  -------
        Balance at December 31,......... $   1,216  $   1,079  $   978
                                         =========  =========  =======

  During 2012, 2011 and 2010, claims and claim adjustment expenses associated with prior years decreased by $2 million, increased by $4 million, and decreased by $12 million, respectively, due to differences between the actual benefits paid and expected benefits owed during those periods.

Separate Accounts

  Separate account assets and liabilities primarily include pass-through separate accounts totaling $85.9 billion and $72.4 billion at December 31, 2012 and 2011, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2012, 2011 and 2010, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

  Non-Participating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual historic and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

  Participating, Dividend Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

  Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding DAC and VOBA was as follows:

                                              Years Ended December 31,
                                         ----------------------------------
                                            2012        2011        2010
                                         ----------  ----------  ----------
                                                    (In millions)
   DAC
   Balance at January 1,................ $    3,182  $    2,705  $    2,458
   Capitalizations......................        872       1,342         858
   Amortization related to:
    Net investment gains (losses).......       (331)       (339)        (57)
    Other expenses......................       (419)       (474)       (399)
                                         ----------  ----------  ----------
      Total amortization................       (750)       (813)       (456)
                                         ----------  ----------  ----------
   Unrealized investment gains (losses).        (19)        (49)       (155)
   Disposition and other (1)............       (159)         (3)         --
                                         ----------  ----------  ----------
   Balance at December 31,..............      3,126       3,182       2,705
                                         ----------  ----------  ----------
   VOBA
   Balance at January 1,................      1,006       1,686       2,117
   Amortization related to:
    Net investment gains (losses).......         --         (29)        (17)
    Other expenses......................       (191)       (314)       (297)
                                         ----------  ----------  ----------
      Total amortization................       (191)       (343)       (314)
                                         ----------  ----------  ----------
   Unrealized investment gains (losses).       (148)       (337)       (117)
                                         ----------  ----------  ----------
   Balance at December 31,..............        667       1,006       1,686
                                         ----------  ----------  ----------
   Total DAC and VOBA
   Balance at December 31,.............. $    3,793  $    4,188  $    4,391
                                         ==========  ==========  ==========

--------

(1)See Note 3.

  See Note 1 for information on the retrospective application of the adoption of new accounting guidance related to DAC.

  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                           ---------------------
                                              2012       2011
                                           ---------- ----------
                                               (In millions)
                Retail.................... $    3,785 $    4,047
                Corporate Benefit Funding.          8         13
                Corporate & Other (1).....         --        128
                                           ---------- ----------
                 Total                     $    3,793 $    4,188
                                           ========== ==========

--------
(1)See Note 3 for information on the disposition of a subsidiary that had been reported in Corporate and Other.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding other policy-related intangibles was as follows:

                                         Years Ended December 31,
                                       ----------------------------
                                         2012      2011      2010
                                       --------  --------  --------
                                               (In millions)
           Deferred Sales Inducements
           Balance at January 1,...... $    535  $    537  $    493
           Capitalization.............       21        79       100
           Amortization...............      (51)      (81)      (56)
                                       --------  --------  --------
           Balance at December 31,.... $    505  $    535  $    537
                                       ========  ========  ========
           VODA and VOCRA
           Balance at January 1,...... $    190  $    203  $    215
           Amortization...............      (15)      (13)      (12)
                                       --------  --------  --------
           Balance at December 31,.... $    175  $    190  $    203
                                       ========  ========  ========
           Accumulated amortization... $     65  $     50  $     37
                                       ========  ========  ========

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                 VOBA     VODA and VOCRA
                             ------------ --------------
                                    (In millions)
                       2013. $        199 $          16
                       2014. $        163 $          17
                       2015. $        132 $          17
                       2016. $        108 $          15
                       2017. $         89 $          14

6. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser for reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

  Retail

  The Company's Retail Annuities business reinsures 100% of the living and death benefit guarantees issued in connection with most of its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees issued in connection with its variable annuities issued prior to 2006 to

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its fixed annuities to an affiliated reinsurer. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to affiliates.

  Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment periodically engages in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of this segment has not been significant.

  Corporate & Other

  The Company also reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company.

  Catastrophe Coverage

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2012 and 2011, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.2 billion and $2.5 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2012 and 2011, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  At December 31, 2012, the Company had $7.2 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.5 billion, or 90%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.4 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2011, the Company had $7.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.5 billion, or 92%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.9 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                    Years Ended December 31,
                                                               ----------------------------------
                                                                  2012        2011        2010
                                                               ----------  ----------  ----------
                                                                          (In millions)
Premiums:
Direct premiums............................................... $    2,063  $    2,429  $    1,559
Reinsurance assumed...........................................         11           7          13
Reinsurance ceded.............................................       (813)       (608)       (505)
                                                               ----------  ----------  ----------
 Net premiums................................................. $    1,261  $    1,828  $    1,067
                                                               ==========  ==========  ==========
Universal life and investment-type product policy fees:
Direct universal life and investment-type product policy fees. $    2,972  $    2,572  $    2,104
Reinsurance assumed...........................................         87          92         120
Reinsurance ceded.............................................       (798)       (708)       (585)
                                                               ----------  ----------  ----------
 Net universal life and investment-type product policy fees... $    2,261  $    1,956  $    1,639
                                                               ==========  ==========  ==========
Other revenues:
Direct other revenues......................................... $      231  $      209  $      200
Reinsurance assumed...........................................         --          --          --
Reinsurance ceded.............................................        280         299         303
                                                               ----------  ----------  ----------
 Net other revenues........................................... $      511  $      508  $      503
                                                               ==========  ==========  ==========
Policyholder benefits and claims:
Direct policyholder benefits and claims....................... $    4,145  $    4,277  $    3,708
Reinsurance assumed...........................................         23          20          31
Reinsurance ceded.............................................     (1,773)     (1,637)     (1,834)
                                                               ----------  ----------  ----------
 Net policyholder benefits and claims......................... $    2,395  $    2,660  $    1,905
                                                               ==========  ==========  ==========
Interest credited to policyholder account balances:
Direct interest credited to policyholder account balances..... $    1,185  $    1,206  $    1,265
Reinsurance assumed...........................................         71          68          64
Reinsurance ceded.............................................       (109)        (85)        (58)
                                                               ----------  ----------  ----------
 Net interest credited to policyholder account balances....... $    1,147  $    1,189  $    1,271
                                                               ==========  ==========  ==========
Other expenses:
Direct other expenses......................................... $    2,417  $    2,715  $    2,158
Reinsurance assumed...........................................         33          48          92
Reinsurance ceded.............................................        125         152         122
                                                               ----------  ----------  ----------
 Net other expenses........................................... $    2,575  $    2,915  $    2,372
                                                               ==========  ==========  ==========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                               December 31,
                                                ---------------------------------------------------------------------------
                                                                2012                                  2011
                                                ------------------------------------- -------------------------------------
                                                                              Total                                 Total
                                                                             Balance                               Balance
                                                 Direct  Assumed    Ceded     Sheet    Direct  Assumed    Ceded     Sheet
                                                -------- -------- --------- --------- -------- -------- --------- ---------
                                                                               (In millions)
Assets:
Premiums, reinsurance and other receivables.... $    612 $     35 $  21,496 $  22,143 $    686 $     34 $  19,503 $  20,223
Deferred policy acquisition costs and value of
 business acquired.............................    4,311      121     (639)     3,793    4,635      134     (581)     4,188
                                                -------- -------- --------- --------- -------- -------- --------- ---------
  Total assets................................. $  4,923 $    156 $  20,857 $  25,936 $  5,321 $    168 $  18,922 $  24,411
                                                ======== ======== ========= ========= ======== ======== ========= =========
Liabilities:
Other policy-related balances.................. $    691 $  1,592 $     855 $   3,138 $    677 $  1,515 $     797 $   2,989
Other liabilities..............................    1,396       11     5,140     6,547    1,230       12     4,142     5,384
                                                -------- -------- --------- --------- -------- -------- --------- ---------
  Total liabilities............................ $  2,087 $  1,603 $   5,995 $   9,685 $  1,907 $  1,527 $   4,939 $   8,373
                                                ======== ======== ========= ========= ======== ======== ========= =========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $4.7 billion at both December 31, 2012 and 2011. There were no deposit liabilities on reinsurance at both December 31, 2012 and 2011.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company, MetLife Investors Insurance Company, MetLife Reinsurance Company of Vermont and MetLife Reinsurance Company of Delaware ("MRD"), all of which are related parties.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                               2012      2011      2010
                                                             --------  --------  --------
                                                                     (In millions)
Premiums:
Reinsurance assumed......................................... $     11  $      7  $     13
Reinsurance ceded...........................................     (478)     (286)     (191)
                                                             --------  --------  --------
 Net premiums............................................... $   (467) $   (279) $   (178)
                                                             ========  ========  ========
Universal life and investment-type product policy fees:
Reinsurance assumed......................................... $     87  $     92  $    120
Reinsurance ceded...........................................     (444)     (400)     (308)
                                                             --------  --------  --------
 Net universal life and investment-type product policy fees. $   (357) $   (308) $   (188)
                                                             ========  ========  ========
Other revenues:
Reinsurance assumed......................................... $     --  $     --  $     --
Reinsurance ceded...........................................      280       299       303
                                                             --------  --------  --------
 Net other revenues......................................... $    280  $    299  $    303
                                                             ========  ========  ========
Policyholder benefits and claims:
Reinsurance assumed......................................... $     21  $     18  $     29
Reinsurance ceded...........................................     (780)     (484)     (343)
                                                             --------  --------  --------
 Net policyholder benefits and claims....................... $   (759) $   (466) $   (314)
                                                             ========  ========  ========
Interest credited to policyholder account balances:
Reinsurance assumed......................................... $     71  $     68  $     64
Reinsurance ceded...........................................     (109)      (84)      (59)
                                                             --------  --------  --------
 Net interest credited to policyholder account balances..... $    (38) $    (16) $      5
                                                             ========  ========  ========
Other expenses:
Reinsurance assumed......................................... $     33  $     48  $     93
Reinsurance ceded...........................................      157       204       153
                                                             --------  --------  --------
 Net other expenses......................................... $    190  $    252  $    246
                                                             ========  ========  ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                         December 31,
                                                         --------------------------------------------
                                                                  2012                   2011
                                                         ---------------------  ---------------------
                                                          Assumed      Ceded     Assumed      Ceded
                                                         ---------- ----------  ---------- ----------
                                                                         (In millions)
Assets:
Premiums, reinsurance and other receivables............. $       35 $   14,171  $       34 $   12,345
Deferred policy acquisition costs and value of business
  acquired..............................................        121       (642)        134       (585)
                                                         ---------- ----------  ---------- ----------
 Total assets........................................... $      156 $   13,529  $      168 $   11,760
                                                         ========== ==========  ========== ==========
Liabilities:
Other policy-related balances........................... $    1,592 $      855  $    1,515 $      758
Other liabilities.......................................         10      4,894          10      3,903
                                                         ---------- ----------  ---------- ----------
 Total liabilities...................................... $    1,602 $    5,749  $    1,525 $    4,661
                                                         ========== ==========  ========== ==========

  Effective October 1, 2012, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2012 by MLI-USA. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $407 million, and the funds withheld liability and other reinsurance payables, included in other liabilities, were $438 million at December 31, 2012. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $6 million at December 31, 2012. For the year ended December 31, 2012, the Company's consolidated statement of operations reflected a loss for this agreement of $37 million, which included a decrease in net derivative gains (losses) of $6 million related to the embedded derivative.

  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $3.6 billion and $2.8 billion at December 31, 2012 and 2011, respectively. Net derivative gains (losses) associated with the embedded derivatives were $524 million, $1.6 billion, and ($2) million for the years ended December 31, 2012, 2011 and 2010, respectively.

  MLI-USA ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $546 million and $416 million at December 31, 2012 and 2011, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($130) million, ($411) million and ($17) million for the years ended December 31, 2012, 2011 and 2010, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.1 billion and $4.8 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2012 and 2011, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $4.6 billion at both December 31, 2012 and 2011. There were no deposit liabilities on affiliated reinsurance at both December 31, 2012 and 2011.

7. Investments

See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS"), certain structured investment transactions and FVO securities) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

  The following table presents the fixed maturity and equity securities AFS by sector. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, CMBS and ABS.

                                          December 31, 2012                             December 31, 2011
                            --------------------------------------------- ---------------------------------------------
                                          Gross Unrealized                              Gross Unrealized
                             Cost or  ------------------------- Estimated  Cost or  ------------------------- Estimated
                            Amortized          Temporary  OTTI    Fair    Amortized          Temporary  OTTI    Fair
                              Cost     Gains    Losses   Losses   Value     Cost     Gains    Losses   Losses   Value
                            --------- -------- --------- ------ --------- --------- -------- --------- ------ ---------
                                                                   (In millions)
Fixed Maturity Securities:
U.S. corporate............. $  16,914 $  2,063  $   82   $  --  $  18,895 $  16,018 $  1,550  $  229   $   -- $  17,339
Foreign corporate..........     8,618      853      26      --      9,445     7,958      649     114       --     8,493
U.S. Treasury and
 agency....................     7,678    1,186      --      --      8,864     6,832    1,217       1       --     8,048
RMBS.......................     5,492      360      50      64      5,738     6,478      330     189      125     6,494
CMBS.......................     2,221      141       6      --      2,356     2,128      115      16       --     2,227
State and political
 subdivision...............     2,002      354      27      --      2,329     1,891      222      58       --     2,055
ABS........................     2,204       67      18      --      2,253     1,875       45      42       --     1,878
Foreign government.........       876      214       2      --      1,088     1,035      215       3       --     1,247
                            --------- --------  ------   -----  --------- --------- --------  ------   ------ ---------
 Total fixed maturity
 securities................ $  46,005 $  5,238  $  211   $  64  $  50,968 $  44,215 $  4,343  $  652   $  125 $  47,781
                            ========= ========  ======   =====  ========= ========= ========  ======   ====== =========
Equity Securities:
Common..................... $     160 $     18  $    1   $  --  $     177 $     148 $     11  $   13   $   -- $     146
Non-redeemable
 preferred.................       151       11      22      --        140       147        3      44       --       106
                            --------- --------  ------   -----  --------- --------- --------  ------   ------ ---------
 Total equity securities... $     311 $     29  $   23   $  --  $     317 $     295 $     14  $   57   $   -- $     252
                            ========= ========  ======   =====  ========= ========= ========  ======   ====== =========

  The Company held non-income producing fixed maturity securities with an estimated fair value of $22 million and $5 million with unrealized gains (losses) of $3 million and ($2) million at December 31, 2012 and 2011, respectively.

  Methodology for Amortization of Discount or Premium on Structured Securities

  Amortization of the discount or premium on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Maturities of Fixed Maturity Securities

  The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                           December 31,
                                            -------------------------------------------
                                                    2012                  2011
                                            --------------------- ---------------------
                                                       Estimated             Estimated
                                            Amortized    Fair     Amortized    Fair
                                              Cost       Value      Cost       Value
                                            ---------- ---------- ---------- ----------
                                                           (In millions)
Due in one year or less.................... $    4,831 $    4,875 $    2,946 $    2,970
Due after one year through five years......      8,646      9,192      8,648      9,022
Due after five years through ten years.....      7,967      8,960      7,905      8,606
Due after ten years........................     14,644     17,594     14,235     16,584
                                            ---------- ---------- ---------- ----------
 Subtotal..................................     36,088     40,621     33,734     37,182
Structured securities (RMBS, CMBS and ABS).      9,917     10,347     10,481     10,599
                                            ---------- ---------- ---------- ----------
 Total fixed maturity securities........... $   46,005 $   50,968 $   44,215 $   47,781
                                            ========== ========== ========== ==========

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

  The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts include the noncredit component of OTTI loss.

                                           December 31, 2012                         December 31, 2011
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed Maturity Securities:
U.S. corporate................ $    784   $    16   $    621    $   66   $  1,699   $     71  $    786   $    158
Foreign corporate.............      494         8        203        18      1,213         68       162         46
U.S. Treasury and agency......      200        --         --        --        118         --        20          1
RMBS..........................       62         6        781       108        784        114       972        200
CMBS..........................       59         1        101         5        152          4       111         12
State and political
  subdivision.................       44         2         55        25          6         --       367         58
ABS...........................      208         1        266        17        803         12       261         30
Foreign government............      116         2         --        --         70          3         4         --
                               --------   -------   --------    ------   --------   --------  --------   --------
 Total fixed maturity
   securities................. $  1,967   $    36   $  2,027    $  239   $  4,845   $    272  $  2,683   $    505
                               ========   =======   ========    ======   ========   ========  ========   ========
Equity Securities:
Common........................ $     10   $     1   $      7    $   --   $     35   $     13  $     --   $     --
Non-redeemable preferred......       --        --         50        22         32         16        59         28
                               --------   -------   --------    ------   --------   --------  --------   --------
 Total equity securities...... $     10   $     1   $     57    $   22   $     67   $     29  $     59   $     28
                               ========   =======   ========    ======   ========   ========  ========   ========
Total number of securities in
  an unrealized loss
  position....................      327                  420                  808                  479
                               ========             ========             ========             ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations;
  (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds; current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

     When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in (ii) above, as well as private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2012. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities in an unrealized loss position decreased $502 million during the year ended December 31, 2012 from $777 million to $275 million. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2012, was primarily attributable to narrowing credit spreads and a decrease in interest rates.

    At December 31, 2012, $117 million of the total $275 million of gross unrealized losses were from 34 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $117 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $79 million, or 68%, are related to gross unrealized losses on 17 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads or rising interest rates since purchase.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Below Investment Grade Fixed Maturity Securities

    Of the $117 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $38 million, or 32%, are related to gross unrealized losses on 17 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans), U.S and foreign corporate securities (primarily financial services and transportation industry securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over the financial services industry sector, unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates these U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuer; and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Equity securities in an unrealized loss position decreased $34 million during the year ended December 31, 2012 from $57 million to $23 million. Of the $23 million, $19 million were from four equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, of which 74% were financial services industry investment grade non-redeemable preferred stock, of which 64% were rated A, AA, or AAA.

 FVO Securities

    See Note 9 for tables that present the two categories of securities that comprise FVO securities. See "-- Net Investment Income" and "-- Net Investment Gains (Losses)" for the net investment income recognized on FVO securities and the related changes in estimated fair value subsequent to purchase included in net investment income and net investment gains (losses) for securities still held as of the end of the respective years, as applicable.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Mortgage Loans

  Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                        December 31,
                                        --------------------------------------------
                                                 2012                   2011
                                        ---------------------  ---------------------
                                          Carrying     % of      Carrying     % of
                                            Value      Total       Value      Total
                                        ------------- -------  ------------- -------
                                        (In millions)          (In millions)
Mortgage loans:
 Commercial............................   $  5,266       57.5%   $  5,390       55.0%
 Agricultural..........................      1,260       13.8       1,333       13.6
                                          --------    -------    --------    -------
   Subtotal (1)........................      6,526       71.3       6,723       68.6
 Valuation allowances..................        (35)      (0.4)        (61)      (0.6)
                                          --------    -------    --------    -------
   Subtotal mortgage loans, net........      6,491       70.9       6,662       68.0
Commercial mortgage loans held by CSEs.      2,666       29.1       3,138       32.0
                                          --------    -------    --------    -------
     Total mortgage loans, net.........   $  9,157      100.0%   $  9,800      100.0%
                                          ========    =======    ========    =======

--------
(1)Purchases of mortgage loans were $27 million for the year ended December 31, 2012. The Company did not purchase any mortgage loans during the year ended December 31, 2011.

  See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

  See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above.

  Mortgage Loans and Valuation Allowance by Portfolio Segment

  The carrying value prior to valuation allowance ("recorded investment") in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, were as follows:

                                                                     December 31,
                                           -----------------------------------------------------------------
                                                         2012                             2011
-                                          -------------------------------- --------------------------------
                                           Commercial Agricultural  Total   Commercial Agricultural  Total
                                           ---------- ------------ -------- ---------- ------------ --------
                                                                     (In millions)
Mortgage loans:
  Evaluated individually for credit
   losses.................................  $     76    $     --   $     76  $     23    $     --   $     23
  Evaluated collectively for credit
   losses.................................     5,190       1,260      6,450     5,367       1,333      6,700
                                            --------    --------   --------  --------    --------   --------
    Total mortgage loans..................     5,266       1,260      6,526     5,390       1,333      6,723
                                            --------    --------   --------  --------    --------   --------
Valuation allowances:
  Specific credit losses..................        11          --         11        15          --         15
  Non-specifically identified credit
   losses.................................        21           3         24        43           3         46
                                            --------    --------   --------  --------    --------   --------
    Total valuation allowances............        32           3         35        58           3         61
                                            --------    --------   --------  --------    --------   --------
     Mortgage loans, net of valuation
      allowance...........................  $  5,234    $  1,257   $  6,491  $  5,332    $  1,330   $  6,662
                                            ========    ========   ========  ========    ========   ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                        Commercial Agricultural  Total
                                        ---------- ------------ -------
                                                 (In millions)
        Balance at January 1, 2010.....  $    74      $    3    $    77
        Provision (release)............       16          --         16
        Charge-offs, net of recoveries.       (6)         --         (6)
                                         -------      ------    -------
        Balance at December 31, 2010...       84           3         87
        Provision (release)............      (26)         --        (26)
        Charge-offs, net of recoveries.       --          --         --
                                         -------      ------    -------
        Balance at December 31, 2011...       58           3         61
        Provision (release)............      (26)         --        (26)
        Charge-offs, net of recoveries.       --          --         --
                                         -------      ------    -------
        Balance at December 31, 2012...  $    32      $    3    $    35
                                         =======      ======    =======

   Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


    All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar to the commercial loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for both loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated. Additionally, the Company focuses the monitoring process on higher risk loans, including reviews on a geographic and property-type basis.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Credit Quality of Commercial Mortgage Loans

  Information about the credit quality of commercial mortgage loans is presented below at:

                                     Recorded Investment
                       ----------------------------------------------
                       Debt Service Coverage Ratios
                       -----------------------------            % of      Estimated     % of
                       > 1.20x  1.00x -1.20x < 1.00x  Total     Total    Fair Value     Total
-                      -------- ------------ ------- -------- -------   ------------- -------
                                   (In millions)                        (In millions)
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  3,888    $  106    $   89  $  4,083    77.5 %   $  4,459       78.5 %
65% to 75%............      626        32        27       685    13.0          711       12.5
76% to 80%............      343         8        57       408     7.8          428        7.6
Greater than 80%......       39        28        23        90     1.7           81        1.4
                       --------    ------    ------  -------- -------     --------    -------
 Total                 $  4,896    $  174    $  196  $  5,266   100.0 %   $  5,679      100.0 %
                       ========    ======    ======  ======== =======     ========    =======
December 31, 2011:
Loan-to-value ratios:
Less than 65%......... $  3,324    $  135    $  210  $  3,669    68.1 %   $  3,888       69.9 %
65% to 75%............      719        54        52       825    15.3          852       15.3
76% to 80%............      199        --        26       225     4.2          221        4.0
Greater than 80%......      452       181        38       671    12.4          602       10.8
                       --------    ------    ------  -------- -------     --------    -------
 Total                 $  4,694    $  370    $  326  $  5,390   100.0 %   $  5,563      100.0 %
                       ========    ======    ======  ======== =======     ========    =======

  Credit Quality of Agricultural Mortgage Loans

  Information about the credit quality of agricultural mortgage loans is presented below at:

                                             December 31,
                             -------------------------------------------
                                      2012                   2011
                             --------------------   --------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- ------   ------------- ------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  1,184      94.0 %   $  1,129      84.7 %
      65% to 75%............         76       6.0          142      10.7
      76% to 80%............         --        --           62       4.6
                               --------    ------     --------    ------
       Total................   $  1,260     100.0 %   $  1,333     100.0 %
                               ========    ======     ========    ======

  The estimated fair value of agricultural mortgage loans was $1.3 billion and $1.4 billion at December 31, 2012 and 2011, respectively.

  Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at December 31, 2012 and 99% classified as performing at December 31, 2011. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no loans in non-accrual status at both December 31, 2012 and December 31, 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Impaired Mortgage Loans

  Information regarding impaired mortgage loans including those modified in a troubled debt restructuring, by portfolio segment, were as follows at and for the periods ended:

                                                          Loans without
                  Loans with a Valuation Allowance     a Valuation Allowance           All Impaired Loans
              ---------------------------------------- --------------------  --------------------------------------
               Unpaid                                   Unpaid                Unpaid             Average
              Principal  Recorded  Valuation  Carrying Principal   Recorded  Principal Carrying  Recorded  Interest
               Balance  Investment Allowances  Value    Balance   Investment  Balance   Value   Investment  Income
              --------- ---------- ---------- -------- ---------  ---------- --------- -------- ---------- --------
                                                         (In millions)
December 31,
  2012:
Commercial...   $  76     $  76      $  11      $ 65     $  --      $  --      $  76    $  65     $  67      $  2
Agricultural.      --        --         --        --        --         --         --       --        --        --
                -----     -----      -----      ----     -----      -----      -----    -----     -----      ----
 Total          $  76     $  76      $  11      $ 65     $  --      $  --      $  76    $  65     $  67      $  2
                =====     =====      =====      ====     =====      =====      =====    =====     =====      ====
December 31,
  2011:
Commercial...   $  23     $  23      $  15      $  8     $  15      $  15      $  38    $  23     $  29      $  2
Agricultural.      --        --         --        --        --         --         --       --         4        --
                -----     -----      -----      ----     -----      -----      -----    -----     -----      ----
 Total          $  23     $  23      $  15      $  8     $  15      $  15      $  38    $  23     $  33      $  2
                =====     =====      =====      ====     =====      =====      =====    =====     =====      ====

  Unpaid principal balance is generally prior to any charge-offs. Interest income recognized is primarily cash basis income. The average recorded investment for commercial and agricultural mortgage loans was $45 million and $13 million, respectively, for the year ended December 31, 2010; and interest income recognized for commercial and agricultural mortgage loans was $2 million and $0, respectively, for the year ended December 31, 2010.

  Mortgage Loans Modified in a Troubled Debt Restructuring

  For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

  The Company had one commercial mortgage loan modified during the year ended December 31, 2012 in a troubled debt restructuring which had a carrying value after specific valuation allowance of $53 million pre-modification and $48 million post-modification. The Company had one commercial mortgage loan modified during the year ended December 31, 2011 in a troubled debt restructuring which had a carrying value after specific valuation allowance of $15 million pre-modification and $15 million post-modification. There were no agricultural mortgage loans modified as a troubled debt restructuring during the years ended December 31, 2012 and 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  There were no mortgage loans modified in a troubled debt restructuring with a subsequent payment default at December 31, 2012 and 2011. Payment default is determined in the same manner as delinquency status -- when interest and principal payments are past due.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 8), loans to affiliates (see "-- Related Party Investment Transactions) and leveraged leases.

 Leveraged Leases

  Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                  December 31,
                                                ----------------
                                                  2012     2011
                                                -------  -------
                                                  (In millions)
               Rental receivables, net......... $    92  $    92
               Estimated residual values.......      14       14
                                                -------  -------
                Subtotal.......................     106      106
               Unearned income.................     (37)     (42)
                                                -------  -------
                Investment in leveraged leases. $    69  $    64
                                                =======  =======

  Rental receivables are generally due in periodic installments. The payment periods range from three to 20 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or non-performing, which is assessed monthly. The Company generally defines non-performing rental receivables as those that are 90 days or more past due. At December 31, 2012 and 2011, all rental receivables were performing.

  The deferred income tax liability related to leveraged leases was $53 million and $35 million at December 31, 2012 and 2011, respectively.

  The components of income from investment in leveraged leases, excluding net investment gains (losses) were as follows:

                                                                            Years Ended December 31,
                                                                        ---------------------------------
                                                                           2012        2011        2010
                                                                        ---------  ------------- --------
                                                                                   (In millions)
Income from investment in leveraged leases............................. $       5    $       8   $     --
Less: Income tax expense on leveraged leases...........................        (2)          (3)        --
                                                                        ---------    ---------   --------
Investment income after income tax from investment in leveraged leases. $       3    $       5   $     --
                                                                        =========    =========   ========

 Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $654 million and $583 million at December 31, 2012 and 2011, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                               Years Ended December 31,
                                                                           --------------------------------
                                                                              2012        2011        2010
                                                                           ---------  ------------- -------
                                                                                      (In millions)
Fixed maturity securities................................................. $   5,019    $   3,690   $   878
Fixed maturity securities with noncredit OTTI losses in accumulated other
  comprehensive income (loss).............................................       (64)        (125)      (86)
                                                                           ---------    ---------   -------
   Total fixed maturity securities........................................     4,955        3,565       792
Equity securities.........................................................        12          (41)      (21)
Derivatives...............................................................       243          239      (109)
Short-term investments....................................................        (2)          (2)       (2)
Other.....................................................................       (17)          (5)       (3)
                                                                           ---------    ---------   -------
   Subtotal...............................................................     5,191        3,756       657
                                                                           ---------    ---------   -------
Amounts allocated from:
 Insurance liability loss recognition.....................................      (739)        (325)      (33)
 DAC and VOBA related to noncredit OTTI losses recognized in
   accumulated other comprehensive income (loss)..........................         4            9         5
 DAC and VOBA.............................................................      (671)        (509)     (119)
                                                                           ---------    ---------   -------
   Subtotal...............................................................    (1,406)        (825)     (147)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss).............        22           42        30
Deferred income tax benefit (expense).....................................    (1,358)      (1,063)     (198)
                                                                           ---------    ---------   -------
Net unrealized investment gains (losses).................................. $   2,449    $   1,910   $   342
                                                                           =========    =========   =======

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                       Years Ended December 31,
                                                       -----------------------
                                                          2012         2011
                                                        ---------   ---------
                                                           (In millions)

    Balance, January 1,............................... $    (125)   $     (86)
    Noncredit OTTI losses recognized (1)..............        (3)           5
    Securities sold with previous noncredit OTTI loss.        35           26
    Subsequent changes in estimated fair value........        29          (70)
                                                        ---------   ---------
    Balance, December 31,............................. $     (64)   $    (125)
                                                        =========   =========

--------
(1)Noncredit OTTI losses recognized, net of DAC, were $5 million and $8 million for the years ended December 31, 2012 and 2011, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                          -------------------------
                                                                            2012     2011     2010
                                                                          -------  -------  -------
                                                                                (In millions)

Balance, beginning of period............................................. $ 1,910  $   342  $  (680)
Cumulative effect of change in accounting principles, net of income tax..      --       --       34
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.............................................................      61      (39)      39
Unrealized investment gains (losses) during the year.....................   1,374    3,138    1,778
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition.............................    (414)    (292)     (33)
 DAC and VOBA related to noncredit OTTI losses recognized in accumulated
   other comprehensive income (loss).....................................      (5)       4       (7)
 DAC and VOBA............................................................    (162)    (390)    (265)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss)............     (20)      12      (11)
Deferred income tax benefit (expense)....................................    (295)    (865)    (513)
                                                                          -------  -------  -------
Balance, end of period................................................... $ 2,449  $ 1,910  $   342
                                                                          =======  =======  =======
Change in net unrealized investment gains (losses)....................... $   539  $ 1,568  $ 1,022
                                                                          =======  =======  =======

 Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholders' equity, other than the U.S. government and its agencies, at December 31, 2012 and 2011.

 Securities Lending

  As described in Note 1, the Company participates in a securities lending program. Elements of the securities lending program are presented below at:

                                                             December 31,
                                                           -----------------
                                                             2012     2011
                                                           -------- --------
                                                             (In millions)
   Securities on loan: (1)
    Amortized cost........................................ $  6,154 $  5,307
    Estimated fair value.................................. $  7,339 $  6,451
   Cash collateral on deposit from counterparties (2)..... $  7,502 $  6,456
   Security collateral on deposit from counterparties (3). $     51 $    137
   Reinvestment portfolio -- estimated fair value......... $  7,533 $  6,295

--------
(1)Included within fixed maturity securities, equity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments and fixed maturity securities and at carrying value for mortgage loans.

                                                                December 31,
                                                              -----------------
                                                                2012     2011
                                                              -------- --------
                                                                (In millions)

 Invested assets on deposit (regulatory deposits)............ $     58 $     51
 Invested assets pledged as collateral (1)...................    1,569      897
                                                              -------- --------
  Total invested assets on deposit and pledged as collateral. $  1,627 $    948
                                                              ======== ========

--------

(1)The Company has pledged fixed maturity securities, mortgage loans and cash and cash equivalents in connection with various agreements and transactions, including funding agreements (see Note 4), and derivative transactions (see
   Note 8).

 Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition-date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                       -----------------
                                                         2012     2011
                                                       -------- --------
                                                         (In millions)

       Outstanding principal and interest balance (1). $    560 $    560
       Carrying value (2)............................. $    459 $    418

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                             December 31,
                                                             -------------
                                                             2012   2011
                                                             -----  -----
                                                             (In millions)

       Contractually required payments (including interest). $ 172  $ 882
       Cash flows expected to be collected (1).............. $  88  $ 761
       Fair value of investments acquired................... $  55  $ 449

--------

(1)Represents undiscounted principal and interest cash flow expectations at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                            December 31,
                                                            ------------
                                                             2012   2011
                                                            -----  -----
                                                            (In millions)

       Accretable yield, January 1,........................ $ 320  $   5
       Investments purchased...............................    33    312
       Accretion recognized in earnings....................   (18)    (9)
       Disposals...........................................    (4)    --
       Reclassification (to) from nonaccretable difference.   (22)    12
                                                            -----  -----
       Accretable yield, December 31,...................... $ 309  $ 320
                                                            =====  =====

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.3 billion at December 31, 2012. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $870 million at December 31, 2012. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended December 31, 2012, 2011 and 2010. Aggregate total assets of these entities totaled $178.3 billion and $173.1 billion at December 31, 2012 and 2011, respectively. Aggregate total liabilities of these entities totaled $12.4 billion and $13.7 billion at December 31, 2012 and 2011, respectively. Aggregate net income (loss) of these entities totaled $13.1 billion, $7.1 billion and $14.0 billion for the years ended

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

December 31, 2012, 2011 and 2010, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

  The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2012 and 2011. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                                   December 31,
                                                                 -----------------
                                                                   2012     2011
                                                                 -------- --------
                                                                   (In millions)
CSEs: (1)
Assets:
 Mortgage loans held-for-investment (commercial mortgage loans). $  2,666 $  3,138
 Accrued investment income......................................       13       14
                                                                 -------- --------
   Total assets................................................. $  2,679 $  3,152
                                                                 ======== ========
Liabilities:
 Long-term debt................................................. $  2,559 $  3,065
 Other liabilities..............................................       13       14
                                                                 -------- --------
   Total liabilities............................................ $  2,572 $  3,079
                                                                 ======== ========

--------
(1)The Company consolidates former QSPEs that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

   remaining investment in the former QSPEs of $92 million and $59 million at estimated fair value at December 31, 2012 and 2011, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $163 million, $322 million and $402 million for the years ended December 31, 2012, 2011 and 2010, respectively.

 Unconsolidated VIEs

  The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                 December 31,
                                                 ---------------------------------------------
                                                          2012                   2011
                                                 ---------------------- ----------------------
                                                             Maximum                Maximum
                                                 Carrying   Exposure    Carrying   Exposure
                                                   Amount   to Loss (1)   Amount   to Loss (1)
                                                 -------- ------------- -------- -------------
                                                                 (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2). $ 10,347   $ 10,347    $ 10,599   $ 10,599
 U.S. and foreign corporate.....................      651        651         658        658
Other limited partnership interests.............    1,408      1,930       1,302      1,982
Real estate joint ventures......................       71         74          22         26
                                                 --------   --------    --------   --------
 Total.......................................... $ 12,477   $ 13,002    $ 12,581   $ 13,265
                                                 ========   ========    ========   ========

--------
(1)The maximum exposure to loss relating to fixed maturity securities is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

  As described in Note 15, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2012, 2011 and 2010.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Net Investment Income

   The components of net investment income were as follows:

                                                                                 Years Ended December 31,
                                                                                ----------------------------------
                                                                                  2012        2011        2010
                                                                                 -------     -------     -------
                                                                                      (In millions)
Investment income:
Fixed maturity securities...................................................... $ 2,143     $ 2,147     $ 2,120
Equity securities..............................................................       9          10          16
FVO securities -- FVO general account securities (1)...........................       2           1          --
Mortgage loans.................................................................     357         347         301
Policy loans...................................................................      59          63          67
Real estate and real estate joint ventures.....................................      83          24         (24)
Other limited partnership interests............................................     167         176         190
Cash, cash equivalents and short-term investments..............................       5           5           9
International joint ventures...................................................      (2)         (5)        (10)
Other..........................................................................      (4)          3           3
                                                                                 -------     -------     -------
   Subtotal..................................................................     2,819       2,771       2,672
 Less: Investment expenses....................................................      101         100          97
                                                                                 -------     -------     -------
   Subtotal, net.............................................................     2,718       2,671       2,575
                                                                                 -------     -------     -------
FVO securities -- FVO contractholder-directed unit-linked investments (1)......      62          71         167
FVO CSEs -- interest income:
 Commercial mortgage loans....................................................      172         332         411
                                                                                 -------     -------     -------
   Subtotal..................................................................       234         403         578
                                                                                 -------     -------     -------
   Net investment income.....................................................   $ 2,952     $ 3,074     $ 3,153
                                                                                 =======     =======     =======
--------

(1)Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were:

                                                                                 Years Ended December 31,
                                                                                ----------------------------------
                                                                                  2012        2011        2010
                                                                                 -------     -------     -------
                                                                                      (In millions)
   FVO general account securities.............................................. $    --     $     2     $    --
   FVO contractholder-directed unit-linked investments......................... $    --     $   (11)    $   121

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                           -----------------------
                                                                             2012     2011    2010
                                                                           ------   ------  ------
                                                                               (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Transportation....................................................... $  (16)  $  --   $  --
     Finance..............................................................     (7)     (9)     (7)
     Utility..............................................................     (3)     --      (2)
     Communications.......................................................     (2)    (11)     (4)
     Industrial...........................................................     (1)     (2)     --
     Consumer.............................................................     --      --     (10)
                                                                           ------   -----   -----
       Total U.S. and foreign corporate securities........................    (29)    (22)    (23)
     RMBS.................................................................    (20)    (17)    (18)
     ABS..................................................................     --      (5)     (1)
     CMBS.................................................................     --      (3)     (8)
                                                                           ------   -----   -----
 OTTI losses on fixed maturity securities recognized in earnings..........    (49)    (47)    (50)
 Fixed maturity securities -- net gains (losses) on sales and disposals...    145      81     123
                                                                           ------   -----   -----
   Total gains (losses) on fixed maturity securities......................     96      34      73
                                                                           ------   -----   -----
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Common.................................................................     (9)     (2)     (2)
   Non-redeemable preferred...............................................     --      (6)     --
                                                                           ------   -----   -----
 OTTI losses on equity securities recognized in earnings..................     (9)     (8)     (2)
 Equity securities -- net gains (losses) on sales and disposals...........      5     (13)     30
                                                                           ------   -----   -----
   Total gains (losses) on equity securities..............................     (4)    (21)     28
                                                                           ------   -----   -----
 FVO securities -- FVO general account securities -- changes in estimated
   fair value subsequent to consolidation.................................      1      --      --
 Mortgage loans...........................................................     27      26     (18)
 Real estate and real estate joint ventures...............................     (3)     (1)    (21)
 Other limited partnership interests......................................     (2)     (5)    (13)
 Other investment portfolio gains (losses)................................      3      (9)     10
                                                                           ------   -----   -----
     Subtotal -- investment portfolio gains (losses)......................    118      24      59
                                                                           ------   -----   -----
FVO CSEs -- changes in estimated fair value subsequent to consolidation:
   Commercial mortgage loans..............................................      7     (84)    758
   Long-term debt -- related to commercial mortgage loans.................     27      93    (734)
Non-investment portfolio gains (losses)...................................     --       2      67
                                                                           ------   -----   -----
     Subtotal FVO CSEs and non-investment portfolio gains (losses)........     34      11      91
                                                                           ------   -----   -----
       Total net investment gains (losses)................................ $  152   $  35   $ 150
                                                                           ======   =====   =====

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

  Gains (losses) from foreign currency transactions included within net investment gains (losses) were $2 million, $(7) million and $78 million for the years ended December 31, 2012, 2011 and 2010, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                             Years Ended December 31,
                                   ----------------------------------------------------------------------------
                                     2012     2011      2010     2012  2011   2010    2012     2011      2010
                                   -------  --------  --------  ----- -----  -----  -------  --------  --------
                                    Fixed Maturity Securities    Equity Securities             Total
                                   ---------------------------  ------------------  ---------------------------
                                                                   (In millions)
Proceeds.......................... $ 6,690  $ 11,634  $ 12,434  $ 39  $ 190  $ 109  $ 6,729  $ 11,824  $ 12,543
                                   =======  ========  ========  ====  =====  =====  =======  ========  ========
Gross investment gains............ $   186  $    182  $    244  $  9  $   9  $  31  $   195  $    191  $    275
                                   -------  --------  --------  ----  -----  -----  -------  --------  --------
Gross investment losses...........     (41)     (101)     (121)   (4)   (22)    (1)     (45)     (123)     (122)
                                   -------  --------  --------  ----  -----  -----  -------  --------  --------
Total OTTI losses recognized in
 earnings:
  Credit-related..................     (42)      (38)      (47)   --     --     --      (42)      (38)      (47)
  Other (1).......................      (7)       (9)       (3)   (9)    (8)    (2)     (16)      (17)       (5)
                                   -------  --------  --------  ----  -----  -----  -------  --------  --------
   Total OTTI losses recognized
    in earnings...................     (49)      (47)      (50)   (9)    (8)    (2)     (58)      (55)      (52)
                                   -------  --------  --------  ----  -----  -----  -------  --------  --------
    Net investment gains
     (losses)..................... $    96  $     34  $     73  $ (4) $ (21) $  28  $    92  $     13  $    101
                                   =======  ========  ========  ====  =====  =====  =======  ========  ========

--------
(1)Other OTTI losses recognized in earnings include impairments on (i) equity securities, (ii) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and (iii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                   Years Ended December 31,
                                                                                  ------------------------
                                                                                    2012         2011
                                                                                   --------     --------
                                                                                     (In millions)
Balance, at January 1,........................................................... $     55     $     63
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not previously
   impaired......................................................................        6            6
 Additional impairments -- credit loss OTTI recognized on securities previously
   impaired......................................................................       15           17
 Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities
   previously impaired as credit loss OTTI.......................................      (17)          (7)
 Securities impaired to net present value of expected future cash flows..........       --          (22)
 Increases in cash flows -- accretion of previous credit loss OTTI...............       --           (2)
                                                                                   --------     --------
Balance, at December 31,......................................................... $     59     $     55
                                                                                   ========     ========

  Related Party Investment Transactions

  In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                     Years Ended December 31,
                                                                     ------------------------
                                                                     2012    2011     2010
                                                                      -----   -----   ------
                                                                       (In millions)
Estimated fair value of invested assets transferred to affiliates... $  --   $  --   $  582
Amortized cost of invested assets transferred to affiliates......... $  --   $  --   $  533
Net investment gains (losses) recognized on transfers............... $  --   $  --   $   49
Estimated fair value of invested assets transferred from affiliates. $  --   $  33   $   46

  The Company loaned $310 million to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans. The carrying value of these loans was $306 million and $307 million at December 31, 2012, and 2011, respectively. A loan of $110 million bears interest at one-month London Inter-Bank Offered Rate ("LIBOR") + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. A loan of $140 million bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. The remaining $60 million bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these loans was $17 million for the year ended December 31, 2012 and $14 million for both the years ended December 31, 2011 and 2010.

  The Company has affiliated loans outstanding, which are included in other invested assets, totaling $430 million at both December 31, 2012 and 2011. At December 31, 2011, the loans were outstanding with Exeter, an

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loans of $305 million, issued by MetLife Insurance Company of Connecticut, and $125 million, issued by MLI-USA, are due on July 15, 2021 and December 16, 2021, respectively, and bear interest, payable semi-annually, at 5.64% and 5.86%, respectively. Net investment income from these loans was $25 million and $8 million for the years ended December 31, 2012 and 2011, respectively.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $68 million, $67 million and $56 million for the years ended December 31, 2012, 2011 and 2010, respectively. The Company also had additional affiliated net investment income of less than $1 million for both years ended December 31, 2012 and 2011 and ($2) million for the year ended December 31, 2010.

8. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

 Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, futures and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

  The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

  In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

  Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps. The Company utilizes inflation swaps in non-qualifying hedging relationships.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

 Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

  To a lesser extent, the Company uses foreign currency forwards in non-qualifying hedging relationships.

 Credit Derivatives

  Credit derivatives primarily include credit default swaps that are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Credit default swaps are also used to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities.

 Equity Derivatives

  The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, variance swaps and exchange-traded equity futures.

  Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in non-qualifying hedging relationships.

  Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

  In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

  To a lesser extent, the Company also uses total rate of return swaps ("TRRs") to hedge its equity market guarantees in certain of its insurance products.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                  December 31,
                                                           -----------------------------------------------------------
                                                                       2012                           2011
                                                           -----------------------------  -----------------------------
                                                                     Estimated Fair Value           Estimated Fair Value
                                                           Notional --------------------  Notional --------------------
                         Primary Underlying Risk Exposure   Amount   Assets   Liabilities  Amount   Assets   Liabilities
                          -------------------------------- -------- -------  ------------ -------- -------  ------------
                                                                                  (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................. $    538 $    28     $   9     $    311 $    35     $   6
  Foreign currency swaps.. Foreign currency exchange rate.      122      --        14          598     188        19
                                                           -------- -------     -----     -------- -------     -----
   Subtotal...............                                      660      28        23          909     223        25
                                                           -------- -------     -----     -------- -------     -----
Cash flow hedges:
  Interest rate swaps..... Interest rate..................      658      99        --          355      96        --
  Interest rate forwards.. Interest rate..................      410      81        --          620     128        --
  Foreign currency swaps.. Foreign currency exchange rate.      524      16        14          445      31        12
                                                           -------- -------     -----     -------- -------     -----
   Subtotal...............                                    1,592     196        14        1,420     255        12
                                                           -------- -------     -----     -------- -------     -----
    Total qualifying
     hedges...............                                    2,252     224        37        2,329     478        37
                                                           -------- -------     -----     -------- -------     -----
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments
Interest rate swaps....... Interest rate..................   16,869   1,254       513       12,408   1,287       421
Interest rate floors...... Interest rate..................   15,136     318       274        7,986     330       152
Interest rate caps........ Interest rate..................    9,031      11        --       10,133      19        --
Interest rate futures..... Interest rate..................    2,771      --         7        3,766      10         1
Foreign currency swaps.... Foreign currency
                            exchange rate.................      811      60        35          749      78        31
Foreign currency forwards. Foreign currency
                            exchange rate.................      139      --         4          149       9        --
Credit default swaps...... Credit.........................    2,618      23         3        2,426      18        28
Equity futures............ Equity market..................    1,075      --        27        1,007       4        --
Equity options............ Equity market..................    2,845     469         1        2,111     482        --
Variance swaps............ Equity market..................    2,346      11        62        2,430      51         8
TRRs...................... Equity market..................      300      --         7          129      --         2
                                                           -------- -------     -----     -------- -------     -----
  Total non-designated or non-qualifying derivatives....     53,941   2,146       933       43,294   2,288       643
                                                           -------- -------     -----     -------- -------     -----
   Total...............................................    $ 56,193 $ 2,370     $ 970     $ 45,623 $ 2,766     $ 680
                                                           ======== =======     =====     ======== =======     =====

  The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                  Years Ended December 31,
                                                 -------------------------
                                                   2012     2011     2010
                                                 -------  --------- ------
                                                       (In millions)
     Derivatives and hedging gains (losses) (1). $  (289) $     846 $  (74)
     Embedded derivatives.......................   1,269        273    132
                                                 -------  --------- ------
      Total net derivative gains (losses)....... $   980  $   1,119 $   58
                                                 =======  ========= ======

--------
(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives for the:

                                                       Years Ended December 31,
                                                       -----------------------
                                                         2012     2011   2010
                                                       -------   ------ -------
                                                            (In millions)
  Qualifying hedges:
   Net investment income.............................. $     2   $    2 $     2
   Interest credited to policyholder account balances.      18       41      37
  Non-qualifying hedges:
   Net derivative gains (losses)......................     127       83       6
   Policyholder benefits and claims...................      (6)      --      --
                                                       -------   ------ -------
     Total............................................ $   141   $  126 $    45
                                                       =======   ====== =======

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                  Net          Net     Policyholder
                                               Derivative   Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
For the Year Ended December 31, 2012:
 Interest rate derivatives..................    $    (5)     $    --     $    --
 Foreign currency exchange rate derivatives.         (4)          --          --
 Credit derivatives.........................         30           --          --
 Equity derivatives.........................       (413)          (4)        (51)
                                                -------      -------     -------
   Total....................................    $  (392)     $    (4)    $   (51)
                                                =======      =======     =======
For the Year Ended December 31, 2011:
 Interest rate derivatives..................    $   701      $    --     $    --
 Foreign currency exchange rate derivatives.         27           --          --
 Credit derivatives.........................         --           --          --
 Equity derivatives.........................         45           (7)         (4)
                                                -------      -------     -------
   Total....................................    $   773      $    (7)    $    (4)
                                                =======      =======     =======
For the Year Ended December 31, 2010:
 Interest rate derivatives..................    $    38      $    --     $    --
 Foreign currency exchange rate derivatives.        (29)          --          --
 Credit derivatives.........................         --           --          --
 Equity derivatives.........................        (48)          (7)         --
                                                -------      -------     -------
   Total....................................    $   (39)     $    (7)    $    --
                                                =======      =======     =======

--------
(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                         Net Derivative  Net Derivative Ineffectiveness
                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value   Hedged Items in Fair Value     Recognized    Recognized for Net Derivative
Hedging Relationships         Hedging Relationships      for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------- --------------- -------------- ---------------
                                                                         (In millions)
For the Year Ended December 31, 2012:
Interest rate swaps:...... Fixed maturity securities....    $      (3)     $       1       $      (2)
                           Policyholder liabilities (1).          (10)             8              (2)
Foreign currency swaps:... Foreign-denominated PABs (2).          (29)            20              (9)
                                                            ---------      ---------       ---------
 Total.................................................     $     (42)     $      29       $     (13)
                                                            =========      =========       =========
For the Year Ended December 31, 2011:
Interest rate swaps:...... Fixed maturity securities....    $      (7)     $       5       $      (2)
                           Policyholder liabilities (1).           36            (38)             (2)
Foreign currency swaps:... Foreign-denominated PABs (2).          (52)            30             (22)
                                                            ---------      ---------       ---------
 Total.................................................     $     (23)     $      (3)      $     (26)
                                                            =========      =========       =========
For the Year Ended December 31, 2010:
Interest rate swaps:...... Fixed maturity securities....    $      (1)     $       1       $      --
                           Policyholder liabilities (1).          (13)             8              (5)
Foreign currency swaps:... Foreign-denominated PABs (2).          (38)            14             (24)
                                                            ---------      ---------       ---------
 Total.................................................     $     (52)     $      23       $     (29)
                                                            =========      =========       =========

--------
(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

 Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified $0, $1 million and an insignificant amount from AOCI into net derivative gains (losses) for the years ended December 31, 2012, 2011 and 2010, respectively, related to such discontinued cash flow hedges.

  At December 31, 2012 and 2011, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed seven years and five years, respectively.

  At December 31, 2012 and 2011, the balance in AOCI associated with cash flow hedges was $243 million and $239 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity:

                                  Amount of Gains (Losses)  Amount and Location of Gains       Amount and Location of
                                  Deferred in Accumulated    (Losses) Reclassified from            Gains (Losses)
Derivatives in Cash Flow         Other Comprehensive Income Accumulated Other Comprehensive  Recognized in Income (Loss)
Hedging Relationships              (Loss) on Derivatives    Income (Loss) into Income (Loss)       on Derivatives
------------------------         -------------------------- -------------------------------- ---------------------------
                                    (Effective Portion)          (Effective Portion)            (Ineffective Portion)
                                 -------------------------- -------------------------------- ---------------------------
                                                            Net Derivative   Net Investment        Net Derivative
                                                            Gains (Losses)       Income            Gains (Losses)
                                                            --------------   --------------  ---------------------------
                                                                    (In millions)
For the Year Ended December 31,
 2012:
  Interest rate swaps...........     $              21      $          --     $        --         $              1
  Interest rate forwards........                     1                  1               1                       --
  Foreign currency swaps........                   (15)                 1              --                       (1)
  Credit forwards...............                    --                 --              --                       --
                                     -----------------      -------------     -----------         ----------------
  Total.........................     $               7      $           2     $         1         $             --
                                     =================      =============     ===========         ================
For the Year Ended December 31,
 2011:
  Interest rate swaps...........     $             132      $           1     $        --         $             --
  Interest rate forwards........                   208                  9              --                        1
  Foreign currency swaps........                    17                 (2)             --                       --
  Credit forwards...............                    --                  1              --                       --
                                     -----------------      -------------     -----------         ----------------
  Total.........................     $             357      $           9     $        --         $              1
                                     =================      =============     ===========         ================
For the Year Ended December 31,
 2010:
  Interest rate swaps...........     $             (44)     $          --     $        --         $             --
  Interest rate forwards........                   (71)                 4              --                       (1)
  Foreign currency swaps........                    (6)                (3)             --                       --
  Credit forwards...............                    14                 --              --                       --
                                     -----------------      -------------     -----------         ----------------
  Total.........................     $            (107)     $           1     $        --         $             (1)
                                     =================      =============     ===========         ================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2012, $1 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2.5 billion and $2.1 billion at December 31, 2012 and 2011, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2012 and 2011, the Company would have received $22 million and paid $11 million, respectively, to terminate all of these contracts.

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                              December 31,
                                              -----------------------------------------------------------------------------
                                                               2012                                   2011
                                              -------------------------------------- --------------------------------------
                                                            Maximum                                Maximum
                                              Estimated    Amount of                 Estimated      Amount
                                              Fair Value     Future       Weighted   Fair Value   of Future      Weighted
                                              of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced        Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                          Swaps      Swaps (2)    Maturity (3)   Swaps      Swaps (2)    Maturity (3)
---------------------------------------       ---------- -------------- ------------ ---------- -------------- ------------
                                                    (In millions)                          (In millions)
Aaa/Aa/A
Single name credit default swaps (corporate).  $      3     $    167        3.2       $      2     $    212        4.3
Credit default swaps referencing indices.....        10          650        2.1             --          661        3.1
                                               --------     --------                  --------     --------
  Subtotal...................................        13          817        2.3              2          873        3.4
                                               --------     --------                  --------     --------
Baa
Single name credit default swaps (corporate).         4          479        3.8            (6)          434        4.6
Credit default swaps referencing indices.....         5        1,124        4.8            (7)          793        4.8
                                               --------     --------                  --------     --------
  Subtotal...................................         9        1,603        4.5           (13)        1,227        4.7
                                               --------     --------                  --------     --------
B
Single name credit default swaps (corporate).        --           --         --             --           --         --
Credit default swaps referencing indices.....        --           36        5.0             --           --         --
                                               --------     --------                  --------     --------
  Subtotal...................................        --           36        5.0             --           --         --
                                               --------     --------                  --------     --------
   Total.....................................  $     22     $  2,456        3.8       $   (11)     $  2,100        4.2
                                               ========     ========                  ========     ========

--------
(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

  The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for netting of payments by product and currency for periodic settlements and a single net payment to be made by one party upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives. See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

  The Company enters into various collateral arrangements which require both the pledging and accepting of collateral in connection with its OTC derivatives. At December 31, 2012 and 2011, the Company was obligated to return cash collateral under its control of $897 million and $1.6 billion, respectively. This cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2012 and 2011, the Company had received collateral consisting of various securities with a fair market value of $689 million and $315 million, respectively, which were held in separate custodial accounts. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2012, none of the collateral had been sold or repledged.

  The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                            Estimated
                                          Fair Value of
                                            Collateral         Fair Value of Incremental
                                          Provided (2):        Collateral Provided Upon:
                                          -------------- --------------------------------------
                                                                           Downgrade in the
                                                                       Company's Credit Rating
                                                                       to a Level that Triggers
                         Estimated                         One Notch        Full Overnight
                       Fair Value of                     Downgrade In    Collateralization or
                     Derivatives in Net   Fixed Maturity the Company's      Termination of
                   Liability Position (1)   Securities   Credit Rating the Derivative Position
                   ---------------------- -------------- ------------- ------------------------
                                                  (In millions)
December 31, 2012.       $      143          $    121       $    2             $    28
December 31, 2011.       $       14          $      9       $    1             $    10

--------

(1)After taking into consideration the existence of netting agreements.

(2)Included in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2012 and 2011, the Company did not provide any cash collateral.

  The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2012 and 2011, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2012 and 2011, the Company provided cash collateral for exchange-traded futures of $86 million and $140 million, respectively, which is included in premiums, reinsurance and other receivables.

 Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; and certain debt and equity securities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                          December 31,
                                                                       ------------------
                                          Balance Sheet Location         2012      2011
                                      -------------------------------- --------  --------
                                                                          (In millions)
Net embedded derivatives within asset host contracts:
 Ceded guaranteed minimum benefits... Premiums, reinsurance and other receivables..................... $  3,551  $  2,815
 Options embedded in debt or equity
   securities........................ Investments.....................      (14)       (2)
                                                                       --------  --------
 Net embedded derivatives within asset host contracts................  $  3,537  $  2,813
                                                                       ========  ========
Net embedded derivatives within liability host contracts:
 Direct guaranteed minimum benefits.. PABs............................ $    705  $  1,363
 Assumed guaranteed minimum
   benefits.......................... PABs............................        4         4
 Funds withheld on ceded reinsurance. Other liabilities...............      552       416
                                                                       --------  --------
   Net embedded derivatives within liability host contracts........    $  1,261  $  1,783
                                                                       ========  ========

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                 Years Ended December 31,
                                                 ----------------------
                                                   2012      2011   2010
                                                 --------   ------ ------
                                                     (In millions)
         Net derivative gains (losses) (1), (2). $  1,269   $  273 $  132

--------
(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were ($235) million, 354 million and ($153) million for the years ended December 31, 2012, 2011 and 2010, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were $124 million, ($476) million and $210 million for the years ended December 31, 2012, 2011 and 2010, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses) included in the table above.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


9. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                        Level 1  Unadjusted quoted prices in active
                                 markets for identical assets or
                                 liabilities. The Company defines
                                 active markets based on average
                                 trading volume for equity securities.
                                 The size of the bid/ask spread is
                                 used as an indicator of market
                                 activity for fixed maturity
                                 securities.

                        Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                        Level 3  Unobservable inputs that are
                                 supported by little or no market
                                 activity and are significant to the
                                 determination of estimated fair value
                                 of the assets or liabilities.
                                 Unobservable inputs reflect the
                                 reporting entity's own assumptions
                                 about the assumptions that market
                                 participants would use in pricing the
                                 asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis, including those items for which the Company has elected the FVO, were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                        December 31, 2012
                                                      ------------------------------------------------------
                                                               Fair Value Hierarchy
                                                      --------------------------------------
                                                                                             Total Estimated
                                                        Level 1      Level 2      Level 3      Fair Value
                                                      ------------ ------------ ------------ ---------------
                                                                          (In millions)
Assets:
Fixed maturity securities:
  U.S. corporate..................................... $         -- $     17,461 $      1,434  $     18,895
  Foreign corporate..................................           --        8,577          868         9,445
  U.S. Treasury and agency...........................        5,082        3,782           --         8,864
  RMBS...............................................           --        5,460          278         5,738
  CMBS...............................................           --        2,231          125         2,356
  State and political subdivision....................           --        2,304           25         2,329
  ABS................................................           --        1,910          343         2,253
  Foreign government.................................           --        1,085            3         1,088
                                                      ------------ ------------ ------------  ------------
   Total fixed maturity securities...................        5,082       42,810        3,076        50,968
                                                      ------------ ------------ ------------  ------------
Equity securities:
  Common stock.......................................           70           81           26           177
  Non-redeemable preferred stock.....................           --           47           93           140
                                                      ------------ ------------ ------------  ------------
   Total equity securities...........................           70          128          119           317
                                                      ------------ ------------ ------------  ------------
FVO securities:
  FVO general account securities.....................           --            9           --             9
  FVO contractholder-directed unit-linked
   investments (1)...................................           --           --           --            --
                                                      ------------ ------------ ------------  ------------
   Total FVO securities..............................           --            9           --             9
                                                      ------------ ------------ ------------  ------------
Short-term investments (2)...........................        1,233        1,285           13         2,531
Mortgage loans held by CSEs..........................           --        2,666           --         2,666
Derivative assets: (3)
  Interest rate......................................           --        1,643          148         1,791
  Foreign currency exchange rate.....................           --           76           --            76
  Credit.............................................           --           13           10            23
  Equity market......................................           --          469           11           480
                                                      ------------ ------------ ------------  ------------
   Total derivative assets...........................           --        2,201          169         2,370
                                                      ------------ ------------ ------------  ------------
Net embedded derivatives within asset host contracts
 (4).................................................           --           --        3,551         3,551
Separate account assets (5)..........................          201       85,772          141        86,114
                                                      ------------ ------------ ------------  ------------
   Total assets...................................... $      6,586 $    134,871 $      7,069  $    148,526
                                                      ============ ============ ============  ============
Liabilities:
Derivative liabilities: (3)
  Interest rate...................................... $          7 $        767 $         29  $        803
  Foreign currency exchange rate.....................           --           67           --            67
  Credit.............................................           --            3           --             3
  Equity market......................................           27            8           62            97
                                                      ------------ ------------ ------------  ------------
   Total derivative liabilities......................           34          845           91           970
                                                      ------------ ------------ ------------  ------------
Net embedded derivatives within liability host
 contracts (4).......................................           --           --        1,261         1,261
Long-term debt of CSEs...............................           --        2,559           --         2,559
                                                      ------------ ------------ ------------  ------------
   Total liabilities................................. $         34 $      3,404 $      1,352  $      4,790
                                                      ============ ============ ============  ============

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

                                                                             December 31, 2011
                                                      ---------------------------------------------------------------
                                                                   Fair Value Hierarchy
                                                      ----------------------------------------------
                                                                                                     Total Estimated
                                                         Level 1         Level 2         Level 3       Fair Value
                                                      -------------- --------------- --------------- ----------------
                                                                               (In millions)
Assets:
Fixed maturity securities:
  U.S. corporate..................................... $           -- $        15,907 $         1,432 $         17,339
  Foreign corporate..................................             --           7,913             580            8,493
  U.S. Treasury and agency...........................          4,326           3,722              --            8,048
  RMBS...............................................             --           6,255             239            6,494
  CMBS...............................................             --           2,080             147            2,227
  State and political subdivision....................             --           2,032              23            2,055
  ABS................................................             --           1,658             220            1,878
  Foreign government.................................             --           1,245               2            1,247
                                                      -------------- --------------- --------------- ----------------
   Total fixed maturity securities...................          4,326          40,812           2,643           47,781
                                                      -------------- --------------- --------------- ----------------
Equity securities:
  Common stock.......................................             51              74              21              146
  Non-redeemable preferred stock.....................             --              30              76              106
                                                      -------------- --------------- --------------- ----------------
   Total equity securities...........................             51             104              97              252
                                                      -------------- --------------- --------------- ----------------
FVO securities:
  FVO general account securities.....................             --              49              --               49
  FVO contractholder-directed unit-linked
   investments.......................................          3,616              --              --            3,616
                                                      -------------- --------------- --------------- ----------------
   Total FVO securities..............................          3,616              49              --            3,665
                                                      -------------- --------------- --------------- ----------------
Short-term investments (2)...........................            865           1,684              10            2,559
Mortgage loans held by CSEs..........................             --           3,138              --            3,138
Derivative assets: (3)
  Interest rate......................................             10           1,708             187            1,905
  Foreign currency exchange rate.....................             --             306              --              306
  Credit.............................................             --              12               6               18
  Equity market......................................              4             482              51              537
                                                      -------------- --------------- --------------- ----------------
   Total derivative assets...........................             14           2,508             244            2,766
                                                      -------------- --------------- --------------- ----------------
Net embedded derivatives within asset host contracts
 (4).................................................             --              --           2,815            2,815
Separate account assets (5)..........................            185          72,244             130           72,559
                                                      -------------- --------------- --------------- ----------------
   Total assets...................................... $        9,057 $       120,539 $         5,939 $        135,535
                                                      ============== =============== =============== ================
Liabilities:
Derivative liabilities: (3)
  Interest rate...................................... $            1 $           566 $            13 $            580
  Foreign currency exchange rate.....................             --              62              --               62
  Credit.............................................             --              21               7               28
  Equity market......................................             --               2               8               10
                                                      -------------- --------------- --------------- ----------------
   Total derivative liabilities......................              1             651              28              680
                                                      -------------- --------------- --------------- ----------------
Net embedded derivatives within liability host
 contracts (4).......................................             --              --           1,783            1,783
Long-term debt of CSEs...............................             --           3,065              --            3,065
                                                      -------------- --------------- --------------- ----------------
   Total liabilities................................. $            1 $         3,716 $         1,811 $          5,528
                                                      ============== =============== =============== ================

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

--------
(1)During June 2012, the Company disposed of MetLife Europe which held the FVO contractholder-directed unit-linked investments. See Note 3.

(2)Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(3)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(4)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities in the consolidated balance sheets. At December 31, 2012, fixed maturity securities and equity securities included embedded derivatives of $0 and ($14) million, respectively. At December 31, 2011, fixed maturity securities and equity securities included embedded derivatives of $1 million and ($3) million, respectively.

(5)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a monthly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company of Connecticut's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by reviewing such pricing with the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 0.5% of the total estimated fair value of fixed maturity securities and 8% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs

    When available, the estimated fair value of these investments are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs is determined on a basis consistent with the methodologies described herein for securities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


   Level 2 Valuation Techniques and Key Inputs:

     This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. FVO securities and short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

     U.S. corporate and foreign corporate securities

       These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

     U.S. Treasury and agency securities

       These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

     Structured securities comprised of RMBS, CMBS and ABS

       These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

     Foreign government and state and political subdivision securities

       These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

     Common and non-redeemable preferred stock

       These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


    Level 3 Valuation Techniques and Key Inputs:

     In general, fixed maturity securities and equity securities classified within Level 3 use many of the same valuation techniques and inputs as described in the Level 2 Valuation Techniques and Key Inputs. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

     Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

     U.S. corporate and foreign corporate securities

       These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments or spreads over below investment grade curves to reflect industry trends or specific credit-related issues; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

     Structured securities comprised of RMBS, CMBS and ABS

       These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data including spreads over below investment grade curves to reflect industry trends on specific credit-related issues. Below investment grade securities, alternative residential mortgage loan RMBS and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

     Foreign government and state and political subdivision securities

       These securities are principally valued using the market and income approaches. Valuation is based primarily on independent non-binding broker quotations and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

     Common and non-redeemable preferred stock

       These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Mortgage Loans Held by CSEs

    The Company consolidates certain securitization entities that hold mortgage loans.

    Level 2 Valuation Techniques and Key Inputs:

     These investments are principally valued using the market approach. The principal market for these investments is the securitization market. The Company uses the quoted securitization market price of the obligations of the CSEs to determine the estimated fair value of these commercial loan portfolios. These market prices are determined principally by independent pricing services using observable inputs.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents.

    Level 2 Valuation Techniques and Key Inputs:

     These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs." Also included are certain mutual funds without readily determinable fair values, as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAVs provided by the fund managers.

   Level 3 Valuation Techniques and Key Inputs:

     These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs." Separate account assets within this level also include other limited partnership interests. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "--Investments."

  The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivatives using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Most inputs for OTC derivatives are mid-market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Freestanding Derivatives

    Level 2 Valuation Techniques and Key Inputs:

     This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

    Interest rate

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and LIBOR basis curves.

     Option-based. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

    Foreign currency exchange rate

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates and cross currency basis curves.

    Credit

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

    Equity market

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels and dividend yield curves.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


     Option-based. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

   Level 3 Valuation Techniques and Key Inputs:

     These derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

    Interest rate

     Non-option-based. -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and LIBOR basis curves.

    Credit

     Non-option-based. -- Significant unobservable inputs may include credit spreads, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

    Equity market

     Non-option-based. -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

 Embedded Derivatives

  Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

  The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

  The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

  Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

  The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

  Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

  The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

  The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Embedded Derivatives Within Asset and Liability Host Contracts

   Level 3 Valuation Techniques and Key Inputs:

     Direct and Assumed Guaranteed Minimum Benefits

       These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

     Reinsurance Ceded on Certain Guaranteed Minimum Benefits

       These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and Assumed Guaranteed Minimum Benefits" and also include counterparty credit spreads.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    During 2012, there were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2012. During 2011, transfers between Levels 1 and 2 were not significant for assets and liabilities measured at estimated fair value and still held at December 31, 2011.

  Transfers into or out of Level 3:

    Transfers into or out of Level 3 are presented in the tables which follow. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or spreads from below investment grade curves.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2012.


                                               Valuation Techniques                  Significant Unobservable Inputs
                                        ------------------------------------ ------------------------------------------------
Fixed maturity securities:

  U.S. corporate and foreign corporate  . Matrix pricing                     . Delta spread adjustments (1)
                                                                             .Illiquidity premium (1)
                                                                             .Spreads from below investment grade curves (1)
                                                                             .Offered quotes (2)
                                        .Market pricing                      .Quoted prices (2)
                                        .Consensus pricing                   .Offered quotes (2)
                                        -------------------------------------------------------------------------------------

  RMBS                                  .Matrix pricing and discounted cash
                                         flow                                .Spreads from below investment grade curves (1)
                                        .Market pricing                      .Quoted prices (2)
                                        -------------------------------------------------------------------------------------

  CMBS                                  .Matrix pricing and discounted cash
                                         flow                                .Spreads from below investment grade curves (1)
                                        .Market pricing                      .Quoted prices (2)
                                        -------------------------------------------------------------------------------------

  ABS                                   .Matrix pricing and discounted cash
                                         flow                                .Spreads from below investment grade curves (1)
                                        .Market pricing                      .Quoted prices (2)
                                        .Consensus pricing                   .Offered quotes (2)
                                        -------------------------------------------------------------------------------------

Derivatives:

  Interest rate                         .Present value techniques            .Swap yield (1)
                                        -------------------------------------------------------------------------------------

  Credit                                .Present value techniques            .Credit spreads (1)
                                        .Consensus pricing                   .Offered quotes (3)
                                        -------------------------------------------------------------------------------------
  Equity market                         .Present value techniques            .Volatility
                                        -------------------------------------------------------------------------------------

Embedded derivatives:

  Direct and ceded guaranteed
 minimum benefits                       .Option pricing techniques           .Mortality rates:
                                                                                Ages 0 - 40
                                                                                Ages 41 -60
                                                                                Ages 61 -115
                                                                             .Lapse rates:
                                                                                Durations 1 - 10
                                                                                Durations 11 - 20
                                                                                Durations 21 - 116

                                                                             .Utilization rates (4)
                                                                             .Withdrawal rates
                                                                             .Long-term equity volatilities
                                                                             .Nonperformance risk spread
                                        -------------------------------------------------------------------------------------

                                                                   Weighted
        Significant Unobservable Inputs               Range        Average
------------------------------------------------ --------------    --------


.. Delta spread adjustments (1)                       9  -     500    105
..Illiquidity premium (1)                            30  -      30
..Spreads from below investment grade curves (1)   (157) -     876    227
..Offered quotes (2)                                100  -     100
..Quoted prices (2)                                 (40) -     577    143
..Offered quotes (2)                                 35  -     555
-------------------------


..Spreads from below investment grade curves (1)     40  -   2,367    436
..Quoted prices (2)                                 100  -     100    100
-------------------------


..Spreads from below investment grade curves (1)     10  -   9,164    413
..Quoted prices (2)                                 100  -     104    102
-------------------------


..Spreads from below investment grade curves (1)     --  -     900    152
..Quoted prices (2)                                  97  -     102    100
..Offered quotes (2)                                 50  -     111
-------------------------



..Swap yield (1)                                    221  -     353
-------------------------

..Credit spreads (1)                                100  -     100
..Offered quotes (3)
-------------------------
..Volatility                                         18% -      26%
-------------------------




..Mortality rates:
   Ages 0 - 40                                       0% -    0.10%
   Ages 41 -60                                    0.05% -    0.64%
   Ages 61 -115                                   0.32% -     100%
..Lapse rates:
   Durations 1 - 10                               0.50% -     100%
   Durations 11 - 20                                 3% -     100%
   Durations 21 - 116                                3% -     100%

..Utilization rates (4)                              20% -      50%
..Withdrawal rates                                 0.07% -      10%
..Long-term equity volatilities                   17.40% -      25%
..Nonperformance risk spread                       0.10% -    0.67%
-------------------------

--------
(1)For this unobservable input, range and weighted average are presented in basis points.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


(2)For this unobservable input, range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(3)At December 31, 2012, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(4)This range is attributable to certain GMIBs and lifetime withdrawal benefits.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement for other assets and liabilities classified within Level 3. These assets and liabilities are subject to the controls described under "-- Investments -- Valuation Controls and Procedures." Generally, all other classes of securities including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance use the same valuation techniques and significant unobservable inputs as previously described for Level 3 fixed maturity securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The long-term debt of CSEs is valued using independent non-binding broker quotations and internal models including matrix pricing and discounted cash flow methodologies using current interest rates. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these assets and liabilities is similar in nature to that described below. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements" and Note 10.

  A description of the sensitivity of the estimated fair value to changes in the significant unobservable inputs for certain of the major asset and liability classes described above is as follows:

  Securities

   Significant spread widening in isolation will adversely impact the overall valuation, while significant spread tightening will lead to substantial valuation increases. Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations. Significant increases (decreases) in offered quotes in isolation would result in substantially higher (lower) valuations. For U.S. and foreign corporate securities, significant increases (decreases) in illiquidity premiums in isolation would result in substantially lower (higher) valuations. For RMBS, CMBS and ABS, changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

  Interest rate derivatives

   Significant increases (decreases) in the unobservable portion of the swap yield curve in isolation will result in substantial valuation changes.

  Credit derivatives

   Credit derivatives with significant unobservable inputs are primarily comprised of credit default swaps written by the Company. Significant credit spread widening in isolation will result in substantially higher adverse valuations, while significant spread tightening will result in substantially lower adverse valuations. Significant increases (decreases) in offered quotes in isolation will result in substantially higher (lower) valuations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Equity market derivatives

   Significant decreases in equity volatility in isolation will adversely impact overall valuation, while significant increases in equity volatility will result in substantial valuation increases.

  Direct and ceded guaranteed minimum benefits

   For any increase (decrease) in mortality and lapse rates, the fair value of the guarantees will decrease (increase). For any increase (decrease) in utilization and volatility, the fair value of the guarantees will increase (decrease). Specifically for GMWBs, for any increase (decrease) in withdrawal rates, the fair value of the guarantees will increase (decrease). Specifically for GMABs and GMIBs, for any increase (decrease) in withdrawal rates, the fair value of the guarantees will decrease (increase).

  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective periods:

                                             Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      -------------------------------------------------------------------------------------
                                                                   Fixed Maturity Securities:
                                      -------------------------------------------------------------------------------------
                                                               U.S.                         State and
                                         U.S.      Foreign   Treasury                       Political             Foreign
                                       Corporate  Corporate and Agency   RMBS      CMBS    Subdivision    ABS    Government
                                      ----------  --------- ---------- --------  --------  ----------- --------  ----------
                                                                          (In millions)
Year Ended December 31, 2012:
Balance, January 1,.................. $    1,432  $    580   $    --   $    239  $    147    $    23   $    220   $      2
Total realized/unrealized gains
 (losses) included in:
  Net income (loss): (1), (2)........
   Net investment income.............          7        --        --         --        --         --         --         --
   Net investment gains (losses).....         --       (24)       --         (4)       (1)        --         --         --
   Net derivative gains (losses).....         --        --        --         --        --         --         --         --
  Other comprehensive income (loss)..         66        44        --         39         6          2          8          1
Purchases (3)........................        227       269        --         61        22         --        148         --
Sales (3)............................       (183)      (56)       --        (63)      (71)        --        (15)        --
Issuances (3)........................         --        --        --         --        --         --         --         --
Settlements (3)......................         --        --        --         --        --         --         --         --
Transfers into Level 3 (4)...........         76        68        --          6        39         --         --         --
Transfers out of Level 3 (4).........       (191)      (13)       --         --       (17)        --        (18)        --
                                      ----------  --------   -------   --------  --------    -------   --------   --------
Balance, December 31,................ $    1,434  $    868   $    --   $    278  $    125    $    25   $    343   $      3
                                      ==========  ========   =======   ========  ========    =======   ========   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $        7  $      1   $    --   $     --  $     --    $    --   $     --   $     --
   Net investment gains (losses)..... $       --  $    (16)  $    --   $     (2) $     --    $    --   $     --   $     --
   Net derivative gains (losses)..... $       --  $     --   $    --   $     --  $     --    $    --   $     --   $     --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                   Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      ---------------------------------------------------------------------------------------
                                       Equity Securities:                       Net Derivatives: (6)
                                      -------------------              -------------------------------------
                                                   Non-                          Foreign
                                                redeemable                       Currency                           Net
                                       Common   Preferred  Short-term  Interest  Exchange            Equity      Embedded
                                       Stock      Stock    Investments   Rate      Rate    Credit    Market   Derivatives (7)
                                      --------  ---------- ----------- --------  -------- --------  --------  ---------------
                                                                                (In millions)
Year Ended December 31, 2012:
Balance, January 1,.................. $     21   $     76   $     10   $    174  $    --  $     (1) $     43     $  1,032
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............       --         --         --         --       --        --        --           --
   Net investment gains (losses).....       (2)        --         --         --       --        --        --           --
   Net derivative gains (losses).....       --         --         --          1       --        10       (91)       1,273
 Other comprehensive income (loss)...        9         20         --          1       --        --        --           --
Purchases (3)........................       --         --         13         --       --        --        --           --
Sales (3)............................       (2)        (3)       (10)        --       --        --        --           --
Issuances (3)........................       --         --         --        (10)      --        --        --           --
Settlements (3)......................       --         --         --        (47)      --        --        (3)         (15)
Transfers into Level 3 (4)...........       --         --         --         --       --        --        --           --
Transfers out of Level 3 (4).........       --         --         --         --       --         1        --           --
                                      --------   --------   --------   --------  -------  --------  --------     --------
Balance, December 31,................ $     26   $     93   $     13   $    119  $    --  $     10  $    (51)    $  2,290
                                      ========   ========   ========   ========  =======  ========  ========     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $     --   $     --   $     --   $     --  $    --  $     --  $     --     $     --
   Net investment gains (losses)..... $     (4)  $     --   $     --   $     --  $    --  $     --  $     --     $     --
   Net derivative gains (losses)..... $     --   $     --   $     --   $      3  $    --  $     11  $    (88)    $  1,282

                                      ----------



                                       Separate
                                       Account
                                      Assets (8)
                                      ----------

Year Ended December 31, 2012:
Balance, January 1,..................  $    130
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............        --
   Net investment gains (losses).....        16
   Net derivative gains (losses).....        --
 Other comprehensive income (loss)...        --
Purchases (3)........................         1
Sales (3)............................        (5)
Issuances (3)........................        --
Settlements (3)......................        --
Transfers into Level 3 (4)...........         1
Transfers out of Level 3 (4).........        (2)
                                       --------
Balance, December 31,................  $    141
                                       ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income.............  $     --
   Net investment gains (losses).....  $     --
   Net derivative gains (losses).....  $     --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      ----------------------------------------------------------------------------------------
                                                                     Fixed Maturity Securities:
                                      ----------------------------------------------------------------------------------------
                                                                U.S.                           State and
                                         U.S.      Foreign    Treasury                         Political              Foreign
                                       Corporate  Corporate  and Agency    RMBS       CMBS    Subdivision    ABS     Government
                                      ----------  ---------  ---------- ---------  ---------  ----------- ---------  ----------
                                                                            (In millions)
Year Ended December 31, 2011:
Balance, January 1,.................. $    1,510  $     880  $      34  $     282  $     130   $      32  $     321  $      14
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............          6          1         --          1         --          --         --         --
   Net investment gains (losses).....         32        (20)        --         (5)        --          --         (6)        --
   Net derivative gains (losses).....         --         --         --         --         --          --         --         --
 Other comprehensive income (loss)...         80         22         --         (9)        19          (8)         8         --
Purchases (3)........................         76        282         --         16         17          --        166         --
Sales (3)............................       (175)      (515)        --        (34)       (19)         (1)       (46)       (12)
Issuances (3)........................         --         --         --         --         --          --         --         --
Settlements (3)......................         --         --         --         --         --          --         --         --
Transfers into Level 3 (4)...........         40          3         --          1         --          --         --         --
Transfers out of Level 3 (4).........       (137)       (73)       (34)       (13)        --          --       (223)        --
                                      ----------  ---------  ---------  ---------  ---------   ---------  ---------  ---------
Balance, December 31,................ $    1,432  $     580  $      --  $     239  $     147   $      23  $     220  $       2
                                      ==========  =========  =========  =========  =========   =========  =========  =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $        6  $       1  $      --  $       1  $      --   $      --  $      --  $      --
   Net investment gains (losses)..... $       --  $      (9) $      --  $      (5) $      --   $      --  $      (2) $      --
   Net derivative gains (losses)..... $       --  $      --  $      --  $      --  $      --   $      --  $      --  $      --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                     Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      -------------------------------------------------------------------------------------------
                                       Equity Securities:                         Net Derivatives: (6)
                                      --------------------              ----------------------------------------
                                                    Non-                           Foreign
                                                 redeemable                        Currency                             Net
                                        Common   Preferred  Short-term   Interest  Exchange              Equity      Embedded
                                        Stock      Stock    Investments    Rate      Rate      Credit    Market   Derivatives (7)
                                      ---------  ---------- ----------- ---------  --------- ---------  --------  ---------------
                                                                                  (In millions)
Year Ended December 31, 2011:
Balance, January 1,.................. $      22  $     214   $     173  $     (61) $      -- $      11  $     12     $     677
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............        --         --          --         --         --        --        --            --
   Net investment gains (losses).....         2        (24)         (1)        --         --        --        --            --
   Net derivative gains (losses).....        --         --          --         50         --       (10)       32           277
 Other comprehensive income (loss)...        (6)         1          --        199         --        --        --            --
Purchases (3)........................         9         --          10         --         --        --         3            --
Sales (3)............................        (6)      (115)       (172)        --         --        --        --            --
Issuances (3)........................        --         --          --         --         --        (1)       (4)           --
Settlements (3)......................        --         --          --        (13)        --        (1)       --            78
Transfers into Level 3 (4)...........        --         --          --         (1)        --        --        --            --
Transfers out of Level 3 (4).........        --         --          --         --         --        --        --            --
                                      ---------  ---------   ---------  ---------  --------- ---------  --------     ---------
Balance, December 31,................ $      21  $      76   $      10  $     174  $      -- $      (1) $     43     $   1,032
                                      =========  =========   =========  =========  ========= =========  ========     =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $      --  $      --   $      --  $      --  $      -- $      --  $     --     $      --
   Net investment gains (losses)..... $      --  $      (3)  $      --  $      --  $      -- $      --  $     --     $      --
   Net derivative gains (losses)..... $      --  $      --   $      --  $      39  $      -- $     (10) $     33     $     279

                                      ----------



                                       Separate
                                       Account
                                      Assets (8)
                                      ----------

Year Ended December 31, 2011:
Balance, January 1,.................. $     133
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............        --
   Net investment gains (losses).....        (7)
   Net derivative gains (losses).....        --
 Other comprehensive income (loss)...        --
Purchases (3)........................         5
Sales (3)............................        (1)
Issuances (3)........................        --
Settlements (3)......................        --
Transfers into Level 3 (4)...........        --
Transfers out of Level 3 (4).........        --
                                      ---------
Balance, December 31,................ $     130
                                      =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $      --
   Net investment gains (losses)..... $      --
   Net derivative gains (losses)..... $      --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      -----------------------------------------------------------------------------------------
                                                                      Fixed Maturity Securities:
                                      -----------------------------------------------------------------------------------------
                                                                U.S.                           State and
                                         U.S.      Foreign    Treasury                         Political               Foreign
                                       Corporate  Corporate  and Agency    RMBS       CMBS    Subdivision     ABS     Government
                                      ----------  ---------  ---------- ---------  ---------  ----------- ----------  ----------
                                                                            (In millions)
Year Ended December 31, 2010:
Balance, January 1,.................. $    1,605  $     994  $      33  $     272  $      45  $       32  $      290  $      16
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............          7         (1)        --          1         --          --           1         --
   Net investment gains (losses).....         (5)        (3)        --         (4)        --          --          (5)        --
   Net derivative gains (losses).....         --         --         --         --         --          --          --         --
 Other comprehensive income (loss)...         79         90          2         47         21           4          34         --
Purchases, sales, issuances and
 settlements (3).....................       (173)      (199)        (1)       (48)         1          (1)         53          4
Transfers into Level 3 (4)...........        147        114         --         21         85          --          --          3
Transfers out of Level 3 (4).........       (150)      (115)        --         (7)       (22)         (3)        (52)        (9)
                                      ----------  ---------  ---------  ---------  ---------  ----------  ----------  ---------
Balance, December 31,................ $    1,510  $     880  $      34  $     282  $     130  $       32  $      321  $      14
                                      ==========  =========  =========  =========  =========  ==========  ==========  =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $        6  $      --  $      --  $      --  $      --  $       --  $        1  $      --
   Net investment gains (losses)..... $      (10) $      --  $      --  $      (2) $      --  $       --  $       --  $      --
   Net derivative gains (losses)..... $       --  $      --  $      --  $      --  $      --  $       --  $       --  $      --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                              Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      ---------------------------------------------------------------------------------------
                                      Equity Securities:                  Net Derivatives: (6)
-                                     ----------------               ------------------------------
                                                 Non-                         Foreign
                                              redeemable                      Currency                     Net        Separate
                                      Common  Preferred  Short-term  Interest Exchange        Equity    Embedded      Account
                                      Stock     Stock    Investments   Rate     Rate   Credit Market Derivatives (7) Assets (8)
                                      ------  ---------- ----------- -------- -------- ------ ------ --------------- ----------
                                                                           (In millions)
Year Ended December 31, 2010:
Balance, January 1,.................. $   11   $    258    $     8    $   2    $   23  $   4  $  18     $     445      $  153
Total realized/unrealized gains
 (losses) included in:
  Net income (loss): (1), (2)
   Net investment income.............     --         --          1       --        --     --     --            --          --
   Net investment gains (losses).....      5         15         --       --        --     --     --            --          (5)
   Net derivative gains (losses).....     --         --         --       10        --      3     (6)          135          --
  Other comprehensive income
   (loss)............................      3          6         --      (71)       --     13     --            --          --
Purchases, sales, issuances and
 settlements (3).....................      3        (65)       164       (2)       --     (9)    --            97         (12)
Transfers into Level 3 (4)...........     --         --         --       --        --     --     --            --          --
Transfers out of Level 3 (4).........     --         --         --       --       (23)    --     --            --          (3)
                                      ------   --------    -------    -----    ------  -----  -----     ---------      ------
Balance, December 31,................ $   22   $    214    $   173    $ (61)   $   --  $  11  $  12     $     677      $  133
                                      ======   ========    =======    =====    ======  =====  =====     =========      ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $   --   $     --    $     1    $  --    $   --  $  --  $  --     $      --      $   --
   Net investment gains (losses)..... $   --   $     --    $    --    $  --    $   --  $  --  $  --     $      --      $   --
   Net derivative gains (losses)..... $   --   $     --    $    --    $  10    $   --  $   3  $  (6)    $     137      $   --

--------
(1)Amortization of premium/discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Relates to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Fair Value Option

  The following table presents information for certain assets and liabilities held by CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                             December 31,
                                                                           -----------------
                                                                             2012     2011
                                                                           -------- --------
                                                                             (In millions)
Assets: (1)
Unpaid principal balance.................................................. $  2,539 $  3,019
Difference between estimated fair value and unpaid principal balance......      127      119
                                                                           -------- --------
 Carrying value at estimated fair value................................... $  2,666 $  3,138
                                                                           ======== ========
Liabilities: (1)
Contractual principal balance............................................. $  2,444 $  2,925
Difference between estimated fair value and contractual principal balance.      115      140
                                                                           -------- --------
 Carrying value at estimated fair value................................... $  2,559 $  3,065
                                                                           ======== ========

--------
(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value of these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs is recognized in net investment income. Interest expense from long-term debt of CSEs is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods presented; that is, they are not measured at fair value on a recurring basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                        Years Ended December 31,
                   -------------------------------------------------------------------------------------------------
                                 2012                             2011                             2010
                   -------------------------------  -------------------------------  -------------------------------
                    Carrying    Carrying             Carrying    Carrying             Carrying    Carrying
                      Value       Value                Value       Value                Value       Value
                    Prior to      After     Gains    Prior to      After     Gains    Prior to      After     Gains
                   Measurement Measurement (Losses) Measurement Measurement (Losses) Measurement Measurement (Losses)
                   ----------- ----------- -------- ----------- ----------- -------- ----------- ----------- --------
                                                             (In millions)
Mortgage loans,
 net (1)..........  $      61   $     65    $    4   $     --     $    8    $     8    $    --     $    --   $    --
Other limited
 partnership
 interests (2)....  $       9   $      6    $   (3)  $      7     $    5    $    (2)   $    33     $    22   $   (11)
Real estate joint
 ventures (3).....  $       5   $      2    $   (3)  $     --     $   --    $    --    $    25     $     5   $   (20)
Goodwill (4)......  $     394   $     --    $ (394)  $     --     $   --    $    --    $    --     $    --   $    --

--------
(1)The carrying value after measurement has been adjusted for the excess of the carrying value prior to measurement over the estimated fair value. Estimated fair values for impaired mortgage loans are based on

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

   independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows.

(2)These investments were accounted for using the cost method. Estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2012 and 2011 were not significant.

(3)These investments were accounted for using the cost method. Estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include several real estate funds that typically invest primarily in commercial real estate. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2012 and 2011 were not significant.

(4)As discussed in Note 10, in 2012, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of these financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximate carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. The tables below also exclude financial instruments reported at estimated fair value on a recurring basis. See "-- Recurring Fair Value Measurements." All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                              December 31, 2012
                                             ---------------------------------------------------
                                                         Fair Value Hierarchy
                                                      --------------------------
                                             Carrying                            Total Estimated
                                              Value    Level 1 Level 2 Level 3     Fair Value
                                             -------- -------- ------- --------- ---------------
                                                                (In millions)
Assets:
Mortgage loans, net......................... $  6,491  $   --  $    -- $   7,009   $     7,009
Policy loans................................ $  1,216  $   --  $   861 $     450   $     1,311
Real estate joint ventures.................. $     59  $   --  $    -- $     101   $       101
Other limited partnership interests......... $     94  $   --  $    -- $     103   $       103
Other invested assets....................... $    432  $   --  $   548 $      --   $       548
Premiums, reinsurance and other receivables. $  6,015  $   --  $    86 $   6,914   $     7,000
Liabilities:
PABs........................................ $ 22,613  $   --  $    -- $  24,520   $    24,520
Long-term debt.............................. $    791  $   --  $ 1,076 $      --   $     1,076
Other liabilities........................... $    237  $   --  $    81 $     156   $       237
Separate account liabilities................ $  1,296  $   --  $ 1,296 $      --   $     1,296
Commitments: (1)
Mortgage loan commitments................... $     --  $   --  $    -- $       1   $         1
Commitments to fund bank credit facilities
  and private corporate bond investments.... $     --  $   --  $     6 $      --   $         6

                                                                           December 31, 2011
                                                                       -------------------------
                                                                                    Estimated
                                                                       Carrying       Fair
                                                                        Value         Value
                                                                       --------- ---------------
                                                                             (In millions)
Assets:
Mortgage loans, net................................................... $   6,662   $     6,946
Policy loans.......................................................... $   1,203   $     1,307
Real estate joint ventures............................................ $      69   $       107
Other limited partnership interests................................... $      98   $       126
Other invested assets................................................. $     430   $       477
Premiums, reinsurance and other receivables........................... $   5,973   $     6,880
Liabilities:
PABs.................................................................. $  23,144   $    24,732
Long-term debt........................................................ $     792   $       970
Other liabilities..................................................... $     224   $       224
Separate account liabilities.......................................... $   1,240   $     1,240
Commitments: (1)
Mortgage loan commitments............................................. $      --   $        --
Commitments to fund bank credit facilities
  and private corporate bond investments.............................. $      --   $         7

--------
(1)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities. See Note 15 for additional information on these off-balance sheet obligations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

  The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

  Policy Loans

  Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Real Estate Joint Ventures and Other Limited Partnership Interests

  The amounts disclosed in the preceding tables consist of those investments accounted for using the cost method. The estimated fair values for such cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

  Other Invested Assets

  Other invested assets within the preceding tables are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

  Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables in the preceding tables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

  Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

  PABs

  PABs in the preceding tables include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

  The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

  Long-term Debt

  The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

  Other Liabilities

  Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

  Separate Account Liabilities

  Separate account liabilities included in the preceding tables represent those balances due to policyholders under contracts that are classified as investment contracts.

  Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

  Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

  The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund bank credit facilities and private corporate bonds that will be held for investment reflected in the above tables represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

10. Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Step 1 of the goodwill impairment process requires a comparison of the fair value of a reporting unit to its carrying value. In performing the Company's goodwill impairment tests, the estimated fair values of the reporting units are first determined using a market multiple valuation approach. When further corroboration is required, the Company uses a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, such as the Retail Annuities and Life & Other reporting units, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit. The estimated fair values of the Retail Annuities and Life & Other reporting units are particularly sensitive to equity market levels.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  In connection with its annual goodwill impairment testing, an actuarial appraisal which estimates the net worth of the reporting unit, the value of existing business and the value of new business was performed for the Retail Annuities reporting unit that resulted in a fair value of the reporting unit less than the carrying value, indicating a potential for goodwill impairment. The growing concern regarding an extended period of low interest rates was reflected in the fair value estimate, particularly on the returns a market buyer would assume on the fixed income portion of separate account annuity products. In addition, industry-wide inquiries by regulators on the use of affiliated captive reinsurers for off-shore entities to reinsure insurance risks may limit access to this type of capital structure. As a result, a market buyer may discount the ability to fully utilize these structures,

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

which also affected the fair value estimate of the reporting unit. Accordingly, the Company performed Step 2 of the goodwill impairment process, which compares the implied fair value of goodwill with the carrying value of that goodwill in the reporting unit to calculate the amount of goodwill impairment. The Company determined that all of the recorded goodwill associated with the Retail Annuities reporting unit was not recoverable and recorded a non-cash charge of $394 million ($147 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2012. Of this amount, $327 million ($80 million, net of income tax) was impaired at MetLife Insurance Company of Connecticut.

  In addition, the Company performed its annual goodwill impairment tests of its other reporting units and concluded that the fair values of all such reporting units were in excess of their carrying values and, therefore, their goodwill was not impaired.

  In the third quarter of 2012, the Company continued to realign certain products and businesses among its existing segments, as well as Corporate & Other. As a result, the Company reallocated $5 million of goodwill from Corporate & Other to the Retail segment. There were no acquisitions, dispositions or impairments of goodwill for both the years ended December 31, 2011 and 2010.

  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                    Retail   Funding  & Other (1)  Total
                                   -------  --------- ----------- -------
                                                (In millions)
     Balance at December 31, 2011
     Goodwill..................... $   241   $   307    $   405   $   953
     Accumulated impairment.......      --        --         --        --
                                   -------   -------    -------   -------
      Total goodwill, net......... $   241   $   307    $   405   $   953

     Impairments.................. $  (218)  $    --    $  (176)  $  (394)

     Balance at December 31, 2012
     Goodwill.....................     241       307        405       953
     Accumulated impairment.......    (218)       --       (176)     (394)
                                   -------   -------    -------   -------
      Total goodwill, net......... $    23   $   307    $   229   $   559
                                   =======   =======    =======   =======

--------
(1)The $405 million of goodwill in Corporate & Other relates to goodwill acquired as a part of the 2005 Travelers acquisition. For purposes of goodwill impairment testing, $396 million of the $405 million of Corporate & Other goodwill was allocated to business units of the Retail and Corporate Benefit Funding segments in the amounts of $210 million and $186 million, respectively. The Retail segment amount was further allocated within the segment to the Life & Other and the Annuities reporting units in the amounts of $34 million and $176 million, respectively. Also included in Corporate & Other is $9 million of goodwill associated with ancillary group life and non-medical health business. As reflected in the table, the $176 million related to the Retail Annuities reporting unit was impaired in the third quarter of 2012.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


11. Debt

  Long-term debt outstanding was as follows:

                                                             December 31,
                                       Interest           -------------------
                                         Rate    Maturity   2012      2011
                                       --------  -------- --------- ---------
                                                             (In millions)
   Surplus notes -- affiliated........    8.60 %   2038   $     750 $     750
   Long-term debt -- unaffiliated (1).    7.03 %   2030          41        42
                                                          --------- ---------
    Total long-term debt (2)..........                    $     791 $     792
                                                          ========= =========

--------
(1)Principal and interest is paid quarterly.

(2)Excludes $2.6 billion and $3.1 billion of long-term debt relating to CSEs at December 31, 2012 and 2011, respectively. See Note 7.

  On December 23, 2010, Greater Sandhill I, LLC ("Greater Sandhill"), an affiliate of MLI-USA, issued to a third party $45 million of long-term notes maturing in 2030 with an interest rate of 7.03%. The notes were issued in exchange for certain investments, which are included in other invested assets. During the years ended December 31, 2012 and 2011, Greater Sandhill repaid
$1 million and $3 million, respectively, of the long-term notes.

  In December 2010, MetLife Insurance Company of Connecticut repaid the $200 million surplus note issued to MetLife Credit Corporation.

  The aggregate maturities of long-term debt at December 31, 2012 are $1 million in each of 2013, 2014, 2015, 2016 and 2017, and $786 million thereafter.

  Interest expense related to the Company's indebtedness included in other expenses was $68 million, $67 million and $70 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  Payments of interest and principal on the outstanding surplus notes, which are subordinate to all other obligations at the operating company level, may be made only with the prior approval of the insurance department of the state of domicile.

12. Equity

 Return of Capital

  During the year ended December 31, 2011, Sino-US MetLife Insurance Company Limited ("Sino"), an insurance underwriting joint venture of the Company accounted for under the equity method, merged with United MetLife Insurance Company Limited ("United"), another insurance underwriting joint venture of an affiliate of the Company. MetLife Insurance Company of Connecticut's ownership interest in the merged entity, Sino-US United MetLife Insurance Company Limited ("Sino-United") was determined based on its contributed capital and share of undistributed earnings of Sino compared to the contributed capital and undistributed earnings of all other investees of Sino and United. Since both of the joint ventures were under common ownership both prior to and subsequent to the merger, MetLife Insurance Company of Connecticut's investment in Sino-United is based on the carrying value of its investment in Sino. Pursuant to the merger, MetLife Insurance Company of Connecticut entered into an

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

agreement to pay the affiliate an amount based on the relative fair values of their respective investments in Sino-United. Accordingly, upon completion of the estimation of fair value, $47 million, representing a return of capital, was paid during the year ended December 31, 2011. MetLife Insurance Company of Connecticut's investment in Sino-United is accounted for under the equity method and is included in other invested assets.

 Common Stock

  The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which were outstanding at both December 31, 2012 and 2011. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MetLife Investors Group, Inc.

 Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). TAC for MetLife Insurance Company of Connecticut and its U.S. insurance subsidiary, MLI-USA, were in excess of four times Company Action RBC for all periods presented.

  As of December 31, 2012, the Company's sole foreign insurance subsidiary, MetLife Assurance Limited was regulated by authorities in the United Kingdom and was subject to minimum capital and solvency requirements before corrective action commences. As of December 31, 2012, the required capital and surplus was $143 million and the actual regulatory capital and surplus was $352 million. Each of the Company's foreign insurance subsidiaries exceeded minimum capital and solvency requirements of their respective countries for all other periods presented.

  MetLife Insurance Company of Connecticut and its insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile or applicable foreign jurisdiction. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Statutory net income (loss) of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $848 million, $46 million and $668 million for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $5.3 billion and $5.1 billion at December 31, 2012 and 2011, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Connecticut Insurance Department.

  Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was $84 million, $178 million and $2 million for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $1.7 billion at both December 31, 2012 and 2011. All such amounts are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

 Dividend Restrictions

  Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its stockholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner either approves the distribution of the dividend or does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)" reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2012, MetLife Insurance Company of Connecticut paid total dividends of $706 million. During June 2012, the Company distributed all of the issued and outstanding shares of common stock of MetLife Europe to its stockholders as an in-kind extraordinary dividend of $202 million, as calculated on a statutory basis. Regulatory approval for this extraordinary dividend was obtained due to the timing of payment. During December 2012, MetLife Insurance Company of Connecticut paid a dividend to its stockholders in the amount of $504 million, which represented its ordinary dividend capacity at year-end 2012. Due to the June 2012 in-kind dividend, a portion of this was extraordinary and regulatory approval was obtained. During the years ended December 31, 2011 and 2010, MetLife Insurance Company of Connecticut paid a dividend of $517 million and $330 million, respectively. Based on amounts at December 31, 2012, MetLife Insurance Company of Connecticut could pay a stockholder dividend in 2013 of $1.3 billion without prior approval of the Connecticut Commissioner.

  Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife Insurance Company of Connecticut as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2012, 2011 and 2010, MLI-USA did not pay dividends to MetLife Insurance Company of Connecticut. Because MLI-USA's statutory unassigned funds were negative at December 31, 2012, MLI-USA cannot pay any dividends in 2013 without prior regulatory approval.

 Other Comprehensive Income (Loss)

   The following table sets forth the balance and changes in AOCI including reclassification adjustments required for the years ended December 31, 2012, 2011 and 2010 in OCI that are included as part of net income for the current year that have been reported as a part of OCI in the current or prior year:

                                                                                   Years Ended December 31,
                                                                                  --------------------------
                                                                                    2012     2011      2010
                                                                                  -------  --------  -------
                                                                                         (In millions)
Holding gains (losses) on investments arising during the year.................... $ 1,343  $  3,157  $ 2,032
Income tax effect of holding gains (losses)......................................    (495)   (1,111)    (705)
Reclassification adjustments for recognized holding (gains) losses included
  in current year income.........................................................      95       (58)    (215)
Income tax effect of reclassification adjustments................................     (35)       20       74
Unrealized investment loss on dividend of subsidiary (see Note 3)................      (3)       --       --
Income tax on unrealized investment loss on dividend of subsidiary (see
  Note 3)........................................................................       1        --       --
Allocation of holding (gains) losses on investments relating to other
  policyholder amounts...........................................................    (581)     (678)    (305)
Income tax effect of allocation of holding (gains) losses to other policyholder
  amounts........................................................................     214       238      107
                                                                                  -------  --------  -------
Net unrealized investment gains (losses), net of income tax......................     539     1,568      988
Foreign currency translation adjustments, net of income tax expense (benefit) of
  $2 million, ($2) million and ($1) million......................................      31       (14)     (16)
Foreign currency translation adjustment on dividend of subsidiary, net of
  income tax expense (benefit) of $0, $0 and $0 (see Note 3).....................      59        --       --
                                                                                  -------  --------  -------
Other comprehensive income (loss), excluding cumulative effect of change in
  accounting principle...........................................................     629     1,554      972
Cumulative effect of change in accounting principle, net of income tax expense
  (benefit) of $0, $0 and $18 million (see Note 1)...............................      --        --       34
                                                                                  -------  --------  -------
Other comprehensive income (loss), net of income tax............................. $   629  $  1,554  $ 1,006
                                                                                  =======  ========  =======

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


13. Other Expenses

  Information on other expenses was as follows:

                                                    Years Ended December 31,
                                                  ----------------------------
                                                    2012      2011      2010
                                                  --------  --------  --------
                                                          (In millions)
Compensation..................................... $    364  $    306  $    283
Commissions......................................      939     1,418       936
Volume-related costs.............................      132       162       130
Affiliated interest costs on ceded reinsurance...      271       271       162
Capitalization of DAC............................     (872)   (1,342)     (858)
Amortization of DAC and VOBA.....................      941     1,156       770
Interest expense on debt and debt issuance costs.      231       389       472
Premium taxes, licenses and fees.................       63        75        47
Professional services............................       25        50        38
Rent.............................................       37        29        29
Other............................................      444       401       363
                                                  --------  --------  --------
 Total other expenses............................ $  2,575  $  2,915  $  2,372
                                                  ========  ========  ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt and Debt Issuance Costs

  Interest expense on debt and debt issuance costs includes interest expense on debt (see Note 11) and interest expense related to CSEs (see Note 7).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions.

  See Notes 6, 11 and 16 for discussion of affiliated expenses included in the table above.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


14. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                         Years Ended December 31,
                                                       -------------------------
                                                        2012     2011     2010
                                                        -----    -----   ------
                                                           (In millions)
    Current:
     Federal.......................................... $(235)   $(157)   $   55
     Foreign..........................................   (10)      (5)       (4)
                                                        -----    -----   ------
       Subtotal.......................................  (245)    (162)       51
                                                        -----    -----   ------
    Deferred:
     Federal..........................................   617      643       257
     Foreign..........................................    19       42        (5)
                                                        -----    -----   ------
       Subtotal.......................................   636      685       252
                                                        -----    -----   ------
         Provision for income tax expense (benefit)... $ 391    $ 523    $  303
                                                        =====    =====   ======

   The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations was as follows:

                                                 Years Ended December 31,
                                                 ------------------------
                                                   2012    2011     2010
                                                 -------  ------- -------
                                                       (In millions)
      Income (loss) from continuing operations:
       Domestic................................. $ 1,608  $ 1,634 $ 1,071
       Foreign..................................      (2)     122     (49)
                                                 -------  ------- -------
         Total.................................. $ 1,606  $ 1,756 $ 1,022
                                                 =======  ======= =======

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                                    Years Ended December 31,
                                                    ----------------------
                                                     2012     2011    2010
                                                    ------   ------  ------
                                                         (In millions)
     Tax provision at U.S. statutory rate.......... $  562   $  615  $  358
     Tax effect of:
      Tax-exempt investment income.................    (71)     (71)    (67)
      Prior year tax...............................      3       (9)      8
      Tax credits..................................     (8)     (11)     (6)
      Foreign tax rate differential................     13       (1)      5
      Change in valuation allowance................      1       (2)      4
      Goodwill impairment..........................   (109)      --      --
      Other, net...................................     --        2       1
                                                    ------   ------  ------
        Provision for income tax expense (benefit). $  391   $  523  $  303
                                                    ======   ======  ======

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                         December 31,
                                                     -------------------
                                                       2012       2011
                                                     --------  ---------
                                                        (In millions)
       Deferred income tax assets:
        Policyholder liabilities and receivables.... $    829  $     880
        Net operating loss carryforwards............       32        124
        Employee benefits...........................        3         --
        Capital loss carryforwards..................       --        123
        Investments, including derivatives..........       --        119
        Tax credit carryforwards....................       92        160
        Other.......................................       35         41
                                                     --------  ---------
          Total gross deferred income tax assets....      991      1,447
        Less: Valuation allowance...................        3          2
                                                     --------  ---------
          Total net deferred income tax assets......      988      1,445
                                                     --------  ---------
       Deferred income tax liabilities:
        Investments, including derivatives..........      258         --
        Net unrealized investment gains.............    1,336      1,021
        DAC and VOBA................................    1,317      1,350
        Other.......................................       15          9
                                                     --------  ---------
          Total deferred income tax liabilities.....    2,926      2,380
                                                     --------  ---------
          Net deferred income tax asset (liability). $ (1,938) $    (935)
                                                     ========  =========

  The following table sets forth the domestic, state, and foreign net operating loss carryforwards for tax purposes at December 31, 2012.

                                    Net Operating Loss
                                      Carryforwards
                           ------------------------------------
                                Amount           Expiration
                           ------------------ -----------------
                             (In millions)
                 Domestic. $               60 Beginning in 2025
                 State.... $               33 Beginning in 2013
                 Foreign.. $               35 Indefinite

  Domestic capital loss carryforwards of less than $1 million at December 31, 2012 will expire beginning in 2016. Tax credit carryforwards of $92 million at December 31, 2012 will expire beginning in 2026.

  The Company has recorded a valuation allowance related to tax benefits of certain state net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2012, the Company recorded an overall increase to the deferred tax valuation allowance of $1 million.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as a foreign jurisdiction. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations in major taxing jurisdictions for years prior to 2005. In 2012, the Company and the IRS completed and settled substantially all the issues identified in the audit years of 2005 and 2006. The issues not settled are under review at the IRS Appeals Division.

  The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

  A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                   Years Ended December 31,
                                                  -------------------------
                                                    2012     2011     2010
                                                  -------  -------  -------
                                                        (In millions)
   Balance at January 1,......................... $    29  $    38  $    44
   Additions for tax positions of prior years....      46       --        1
   Reductions for tax positions of prior years...     (76)      (3)      --
   Additions for tax positions of current year...       9        2       --
   Reductions for tax positions of current year..      (9)      (8)      (7)
                                                  -------  -------  -------
   Balance at December 31,....................... $    (1) $    29  $    38
                                                  =======  =======  =======
   Unrecognized tax benefits that, if recognized
     would impact the effective rate............. $    (1) $    (3) $    --
                                                  =======  =======  =======

  The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

  Interest was as follows:

                                                                   Years Ended December 31,
                                                                  --------------------------
                                                                    2012      2011    2010
                                                                  --------- -------- -------
                                                                        (In millions)
Interest recognized in the consolidated statements of operations. $     (9) $     -- $     5

                                                                               December 31,
                                                                           --------------------
                                                                              2012      2011
                                                                           ---------- ---------
                                                                              (In millions)
Interest included in other liabilities in the consolidated balance sheets. $       -- $       9

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The Company had no penalties for the years ended December 31, 2012, 2011 and 2010.

  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2012 and 2011, the Company recognized an income tax benefit of $70 million and $73 million, respectively, related to the separate account DRD. The 2012 benefit included an expense of less than $1 million related to a true-up of the 2011 tax return. The 2011 benefit included a benefit of $3 million related to a true-up of the 2010 tax return.

15. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

  The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

  Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

  The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for some of the matters below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2012.

  Matters as to Which an Estimate Can Be Made

  For some of the matters discussed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

made. As of December 31, 2012, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

  Matters as to Which an Estimate Cannot Be Made

  For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

 Unclaimed Property Inquiries

  In April 2012, MetLife, for itself and on behalf of entities including MetLife Insurance Company of Connecticut, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. As of year-end 2012, the unclaimed property regulators of 39 states and the District of Columbia, and the insurance regulators of 48 states and the District of Columbia have accepted the respective agreements. Pursuant to the agreements, MetLife will, among other things, take specified action to identify liabilities under life insurance, annuity, and retained asset contracts, to adopt specified procedures for seeking to contact and pay owners of the identified liabilities, and, to the extent that it is unable to locate such owners, to escheat these amounts with interest at a specified rate to the appropriate states. On December 28, 2012, the West Virginia Treasurer filed an action against the Company in West Virginia state court alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 14, 2012, the Treasurer filed a substantially identical suit against MLI-USA. At least one other jurisdiction is pursuing a similar market conduct examination. It is possible that other jurisdictions may pursue similar examinations, audits, or lawsuits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

 Sales Practices Claims

  Over the past several years, the Company has faced claims and regulatory inquires and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Connecticut General Life Insurance Company ("Connecticut General") and MetLife Insurance Company of Connecticut engaged in an arbitration proceeding to determine whether MetLife Insurance Company of Connecticut is owed money from Connecticut General or is required to refund several million dollars it collected and/or should stop submitting certain claims under reinsurance contracts in which Connecticut General reinsured

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

death benefits payable under certain MetLife Insurance Company of Connecticut annuities. The arbitration panel issued an interim final award, dated
August 28, 2012, which states that MetLife Insurance Company of Connecticut shall pay Connecticut General $11,369,675 in damages incurred through the second quarter of 2011 to be offset against $7,028,955 in claims due to MetLife Insurance Company of Connecticut through the fourth quarter of 2011. These amounts are being settled in accordance with the terms of the interim final award. The award also will lead MetLife Insurance Company of Connecticut to stop submitting certain claims under the reinsurance contracts.

  A former Tower Square Securities, Inc. ("Tower Square") financial services representative is alleged to have misappropriated funds from customers. The Illinois Securities Division, the U.S. Postal Inspector, the IRS, the Financial Industry Regulatory Authority, Inc. and the U.S. Attorney's Office conducted inquiries. Tower Square made remediation to all the affected customers. The Illinois Securities Division issued a Statement of Violations to Tower Square, and Tower Square conducted discussions with the Illinois Securities Division.

 Summary

  Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

  Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Assets and liabilities held for insolvency assessments were as follows:

                                                                  December 31,
                                                               -------------------
                                                                 2012      2011
                                                               --------- ---------
                                                                  (In millions)
Other Assets:
 Premium tax offset for future undiscounted assessments....... $      19 $      19
 Premium tax offsets currently available for paid assessments.         2         2
                                                               --------- ---------
                                                               $      21 $      21
                                                               ========= =========
Other Liabilities:
 Insolvency assessments....................................... $      37 $      39
                                                               ========= =========

  On September 1, 2011, the New York State Department of Financial Services filed a liquidation plan for Executive Life Insurance Company of New York ("ELNY"), which had been under rehabilitation by the Liquidation Bureau since 1991. The plan will involve the satisfaction of insurers' financial obligations under a number of state life and health insurance guaranty associations and also contemplates that additional industry support for certain ELNY policyholders will be provided. The Company recorded a net charge of $11 million, after tax, during the year ended December 31, 2011, related to ELNY.

Commitments

  Commitments to Fund Partnership Investments

  The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.0 billion and $1.2 billion at December 31, 2012 and 2011, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  Mortgage Loan Commitments

  The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $181 million and $167 million at December 31, 2012 and 2011, respectively.

  Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

  The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $144 million and $248 million at December 31, 2012 and 2011, respectively.

  Other Commitments

  The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2012 and 2011, the Company had agreed to fund up to $86 million and $90 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $106 million and $109 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $235 million and $272 million at December 31, 2012 and 2011, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2012 and 2011. The remainder of the risk was ceded to external reinsurers.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


16. Related Party Transactions

  Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                       Years Ended December 31,
                                      --------------------------
                                        2012     2011     2010
                                      -------- -------- --------
                                            (In millions)
               Compensation.......... $    360 $    259 $    244
               Commissions...........      609      992      561
               Volume-related costs..      200      225      177
               Professional services.       22       20       16
               Rent..................       37       26       26
               Other.................      429      331      300
                                      -------- -------- --------
                Total other expenses. $  1,657 $  1,853 $  1,324
                                      ======== ======== ========

  Revenues received from affiliates related to these agreements were recorded as follows:

                                                         Years Ended December 31,
                                                        --------------------------
                                                          2012     2011     2010
                                                        -------- -------- --------
                                                              (In millions)
Universal life and investment-type product policy fees. $    179 $    145 $    114
Other revenues......................................... $    166 $    136 $    101

  The Company had net receivables from affiliates of $107 million and $93 million at December 31, 2012 and 2011, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 6.

  See Notes 6, 7 and 11 for additional information on related party transactions.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2012
                                 (In millions)

                                                                               Amount at
                                                    Cost or       Estimated  Which Shown on
Types of Investments                           Amortized Cost (1) Fair Value Balance Sheet
--------------------                           ------------------ ---------- --------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........    $     7,678      $ 8,864    $     8,864
   Public utilities...........................          4,091        4,759          4,759
   State and political subdivision securities.          2,002        2,329          2,329
   Foreign government securities..............            876        1,088          1,088
   All other corporate bonds..................         20,925       23,025         23,025
                                                  -----------      -------    -----------
     Total bonds..............................         35,572       40,065         40,065
Mortgage-backed and asset-backed securities...          9,917       10,347         10,347
Redeemable preferred stock....................            516          556            556
                                                  -----------      -------    -----------
 Total fixed maturity securities..............         46,005       50,968         50,968
                                                  -----------      -------    -----------
Fair value option securities..................              8            9              9
                                                  -----------      -------    -----------
Equity securities:
Common stock:
 Industrial, miscellaneous and all other......            160          177            177
 Non-redeemable preferred stock...............            151          140            140
                                                  -----------      -------    -----------
   Total equity securities....................            311          317            317
                                                  -----------      -------    -----------
Mortgage loans, net...........................          9,157                       9,157
Policy loans..................................          1,216                       1,216
Real estate and real estate joint ventures....            708                         708
Other limited partnership interests...........          1,848                       1,848
Short-term investments........................          2,576                       2,576
Other invested assets.........................          2,961                       2,961
                                                  -----------                 -----------
     Total investments........................    $    64,790                 $    69,760
                                                  ===========                 ===========

--------

(1)The Company's fair value option securities portfolio is comprised of fixed maturity securities. Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2012 and 2011
                (In millions, except share and per share data)

                                                                                                                   2012
                                                                                                                -----------
Condensed Balance Sheets
Assets
Investments:...................................................................................................
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $32,018 and $31,856,
   respectively)............................................................................................... $    35,152
  Equity securities available-for-sale, at estimated fair value (cost: $273 and $288, respectively)............         277
  Fair value option securities, at estimated fair value........................................................          --
  Mortgage loans (net of valuation allowances of $22 and $37, respectively)....................................       4,703
  Policy loans.................................................................................................       1,086
  Real estate and real estate joint ventures...................................................................         371
  Other limited partnership interests..........................................................................       1,181
  Short-term investments, principally at estimated fair value..................................................       1,833
  Investment in subsidiaries...................................................................................       6,849
  Loans to subsidiaries........................................................................................         305
  Other invested assets, principally at estimated fair value...................................................       1,682
                                                                                                                -----------
    Total investments..........................................................................................      53,439
  Cash and cash equivalents, principally at estimated fair value...............................................         553
  Accrued investment income....................................................................................         316
  Premiums, reinsurance and other receivables..................................................................       7,003
  Receivables from subsidiaries................................................................................         795
  Deferred policy acquisition costs and value of business acquired.............................................         797
  Current income tax recoverable...............................................................................          --
  Goodwill.....................................................................................................         558
  Other assets.................................................................................................         140
  Separate account assets......................................................................................      15,238
                                                                                                                -----------
    Total assets............................................................................................... $    78,839
                                                                                                                ===========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits......................................................................................... $    19,632
Policyholder account balances..................................................................................      24,039
Other policy-related balances..................................................................................         872
Payables for collateral under securities loaned and other transactions.........................................       6,477
Long-term debt -- affiliated...................................................................................         750
Current income tax payable.....................................................................................           3
Deferred income tax liability..................................................................................         255
Other liabilities..............................................................................................         824
Separate account liabilities...................................................................................      15,238
                                                                                                                -----------
    Total liabilities..........................................................................................      68,090
                                                                                                                -----------
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2012 and 2011.....................................................................          86
Additional paid-in capital.....................................................................................       6,718
Retained earnings..............................................................................................       1,545
Accumulated other comprehensive income (loss)..................................................................       2,400
                                                                                                                -----------
    Total stockholders' equity.................................................................................      10,749
                                                                                                                -----------
    Total liabilities and stockholders' equity................................................................. $    78,839
                                                                                                                ===========

                                                                                                                   2011
                                                                                                                -----------
Condensed Balance Sheets
Assets
Investments:...................................................................................................
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $32,018 and $31,856,
   respectively)............................................................................................... $    34,063
  Equity securities available-for-sale, at estimated fair value (cost: $273 and $288, respectively)............         244
  Fair value option securities, at estimated fair value........................................................          40
  Mortgage loans (net of valuation allowances of $22 and $37, respectively)....................................       5,109
  Policy loans.................................................................................................       1,101
  Real estate and real estate joint ventures...................................................................         351
  Other limited partnership interests..........................................................................       1,141
  Short-term investments, principally at estimated fair value..................................................       1,581
  Investment in subsidiaries...................................................................................       5,753
  Loans to subsidiaries........................................................................................         305
  Other invested assets, principally at estimated fair value...................................................       2,095
                                                                                                                -----------
    Total investments..........................................................................................      51,783
  Cash and cash equivalents, principally at estimated fair value...............................................         379
  Accrued investment income....................................................................................         358
  Premiums, reinsurance and other receivables..................................................................       6,993
  Receivables from subsidiaries................................................................................         728
  Deferred policy acquisition costs and value of business acquired.............................................       1,184
  Current income tax recoverable...............................................................................          66
  Goodwill.....................................................................................................         885
  Other assets.................................................................................................         155
  Separate account assets......................................................................................      15,739
                                                                                                                -----------
    Total assets............................................................................................... $    78,270
                                                                                                                ===========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits......................................................................................... $    19,509
Policyholder account balances..................................................................................      24,605
Other policy-related balances..................................................................................         730
Payables for collateral under securities loaned and other transactions.........................................       6,375
Long-term debt -- affiliated...................................................................................         750
Current income tax payable.....................................................................................          --
Deferred income tax liability..................................................................................          42
Other liabilities..............................................................................................         817
Separate account liabilities...................................................................................      15,739
                                                                                                                -----------
    Total liabilities..........................................................................................      68,567
                                                                                                                -----------
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2012 and 2011.....................................................................          86
Additional paid-in capital.....................................................................................       6,673
Retained earnings..............................................................................................       1,173
Accumulated other comprehensive income (loss)..................................................................       1,771
                                                                                                                -----------
    Total stockholders' equity.................................................................................       9,703
                                                                                                                -----------
    Total liabilities and stockholders' equity................................................................. $    78,270
                                                                                                                ===========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II

                Condensed Financial Information -- (Continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2012, 2011 and 2010
                                 (In millions)

                                                                  2012        2011       2010
                                                               ----------  ---------- ----------
Condensed Statements of Operations
Revenues
Premiums...................................................... $      144  $      148 $      148
Universal life and investment-type product policy fees........        662         632        633
Net investment income.........................................      1,854       1,943      2,018
Equity in earnings from subsidiaries..........................        875         640        193
Other revenues................................................        151         154        162
Net investment gains (losses).................................         20          14        102
Net derivative gains (losses).................................       (140)        241        (67)
                                                               ----------  ---------- ----------
 Total revenues...............................................      3,566       3,772      3,189
                                                               ----------  ---------- ----------
Expenses
Policyholder benefits and claims..............................        797         755        800
Interest credited to policyholder account balances............        666         710        691
Goodwill impairment...........................................        327          --         --
Other expenses................................................        584         784        744
                                                               ----------  ---------- ----------
 Total expenses...............................................      2,374       2,249      2,235
                                                               ----------  ---------- ----------
Income (loss) from continuing operations before provision for
  income tax..................................................      1,192       1,523        954
Provision for income tax expense (benefit)....................        (23)        290        235
                                                               ----------  ---------- ----------
Income (loss) from continuing operations, net of income tax...      1,215       1,233        719
Income (loss) from discontinued operations, net of income tax.          8          --         --
                                                               ----------  ---------- ----------
Net income (loss)............................................. $    1,223  $    1,233 $      719
                                                               ==========  ========== ==========
Comprehensive income (loss)................................... $    1,852  $    2,787 $    1,725
                                                               ==========  ========== ==========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II

                Condensed Financial Information -- (Continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2012, 2011 and 2010
                                 (In millions)

                                                                                            2012         2011       2010
                                                                                        -----------  -----------  --------
Condensed Statements of Cash Flows
Cash flows from operating activities
Net cash provided by operating activities.............................................. $     1,184  $       886  $  1,129
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities...........................................................      10,714       13,921    13,203
   Equity securities...................................................................          46          163       127
   Mortgage loans......................................................................         845          552       279
   Real estate and real estate joint ventures..........................................          47           12        14
   Other limited partnership interests.................................................         154          159        92
  Purchases of:........................................................................
   Fixed maturity securities...........................................................     (10,729)     (11,658)  (13,715)
   Equity securities...................................................................         (27)         (22)      (38)
   Mortgage loans......................................................................        (428)        (946)     (868)
   Real estate and real estate joint ventures..........................................         (77)         (83)      (80)
   Other limited partnership interests.................................................        (179)        (214)     (204)
  Cash received in connection with freestanding derivatives............................         362          375        93
  Cash paid in connection with freestanding derivatives................................        (322)        (453)     (102)
  Returns of capital from subsidiaries.................................................          84           49        51
  Capital contributions to subsidiaries................................................        (166)        (422)     (198)
  Issuances of loans to affiliates.....................................................          --         (305)       --
  Net change in policy loans...........................................................          15           26        12
  Net change in short-term investments.................................................        (251)        (487)     (169)
  Net change in other invested assets..................................................         (50)         (16)     (254)
                                                                                        -----------  -----------  --------
Net cash provided by (used in) investing activities....................................          38          651    (1,757)
                                                                                        -----------  -----------  --------
Cash flows from financing activities
  Policyholder account balances:
   Deposits............................................................................      11,577       14,151    20,496
   Withdrawals.........................................................................     (12,298)     (15,754)  (21,062)
  Net change in payables for collateral under securities loaned and other transactions.         102         (482)    1,295
  Long-term debt repaid................................................................          --           --      (200)
  Financing element on certain derivative instruments..................................          75          127       (24)
  Return of capital....................................................................          --          (47)       --
  Dividends on common stock............................................................        (504)        (517)     (330)
                                                                                        -----------  -----------  --------
Net cash (used in) provided by financing activities....................................      (1,048)      (2,522)      175
                                                                                        -----------  -----------  --------
Change in cash and cash equivalents....................................................         174         (985)     (453)
Cash and cash equivalents, beginning of year...........................................         379        1,364     1,817
                                                                                        -----------  -----------  --------
Cash and cash equivalents, end of year................................................. $       553  $       379  $  1,364
                                                                                        ===========  ===========  ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
   Interest............................................................................ $        64  $        64  $     74
                                                                                        ===========  ===========  ========
   Income tax.......................................................................... $      (194) $       (66) $     98
                                                                                        ===========  ===========  ========
  Non-cash transactions:...............................................................
   Capital contribution from MetLife, Inc.............................................. $        45  $        --  $     --
                                                                                        ===========  ===========  ========
   Returns of capital from subsidiaries................................................ $       202  $        --  $     --
                                                                                        ===========  ===========  ========
   Capital contributions to subsidiaries............................................... $        31  $        --  $     --
                                                                                        ===========  ===========  ========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

  The condensed financial information of MetLife Insurance Company of Connecticut (the "Parent Company") should be read in conjunction with the consolidated financial statements of MetLife Insurance Company of Connecticut and its subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

  The preparation of these condensed unconsolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

  Certain amounts in the prior years' condensed unconsolidated financial statements have been reclassified to conform with the 2012 presentation.

2. Support Agreement

  The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Assurance Limited ("MAL"), a United Kingdom company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MAL to have capital and surplus equal to the greater of
(a) (Pounds)50 million, (b) such amount that will be sufficient to provide solvency cover equal to 175% of MAL's capital resources requirement as defined by applicable law and regulation as required by the Financial Services Authority of the United Kingdom (the "FSA") or any successor body, or (c) such amount that will be sufficient to provide solvency cover equal to 125% of MAL's individual capital guidance as defined by applicable law and regulation as required by the FSA or any successor body.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                       December 31, 2012, 2011 and 2010

                                 (In millions)

                                        Future Policy
                              DAC     Benefits and Other Policyholder
                              and       Policy-Related     Account     Unearned
Segment                       VOBA         Balances        Balances   Revenue (1)
-------                    ---------- ------------------ ------------ -----------
2012
Retail.................... $    3,785    $     9,357     $    28,287   $    158
Corporate Benefit Funding.          8         15,078           8,688          2
Corporate & Other.........         --          6,288               1         --
                           ----------    -----------     -----------   --------
 Total.................... $    3,793    $    30,723     $    36,976   $    160
                           ==========    ===========     ===========   ========
2011
Retail.................... $    4,047    $     7,915     $    30,001   $    184
Corporate Benefit Funding.         13         14,042           8,375          2
Corporate & Other.........        128          6,515           3,699         72
                           ----------    -----------     -----------   --------
 Total.................... $    4,188    $    28,472     $    42,075   $    258
                           ==========    ===========     ===========   ========
2010
Retail.................... $    4,303    $     6,755     $    27,580   $    217
Corporate Benefit Funding.          9         12,996           9,452         --
Corporate & Other.........         79          6,099           2,259         45
                           ----------    -----------     -----------   --------
 Total.................... $    4,391    $    25,850     $    39,291   $    262
                           ==========    ===========     ===========   ========

--------

(1)Amounts are included within future policy benefits and other policy-related balances.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (Continued)
                       December 31, 2012, 2011 and 2010

                                 (In millions)

                                             Policyholder Benefits
                                                and Claims and     Amortization of
                      Premium        Net       Interest Credited    DAC and VOBA      Other
                    Revenue and   Investment    to Policyholder      Charged to     Operating   Premiums Written
Segment            Policy Charges   Income     Account Balances    Other Expenses  Expenses (1) (Excluding Life)
-------            -------------- ---------- --------------------- --------------- ------------ ----------------
2012
Retail............   $    2,716   $    1,434      $    2,037          $    929      $    1,330       $    6
Corporate Benefit
  Funding.........          658        1,111           1,318                10              36           --
Corporate &
  Other...........          148          407             187                 2             268           --
                     ----------   ----------      ----------          --------      ----------       ------
 Total............   $    3,522   $    2,952      $    3,542          $    941      $    1,634       $    6
                     ==========   ==========      ==========          ========      ==========       ======
2011
Retail............   $    2,596   $    1,360      $    1,984          $  1,146      $    1,205       $    8
Corporate Benefit
  Funding.........        1,105        1,142           1,763                 4              36           --
Corporate &
  Other...........           83          572             102                 6             518           --
                     ----------   ----------      ----------          --------      ----------       ------
 Total............   $    3,784   $    3,074      $    3,849          $  1,156      $    1,759       $    8
                     ==========   ==========      ==========          ========      ==========       ======
2010
Retail............   $    2,019   $    1,381      $    1,670          $    758      $    1,029       $    5
Corporate Benefit
  Funding.........          672        1,098           1,341                 2              32           --
Corporate &
  Other...........           15          674             165                10             541           --
                     ----------   ----------      ----------          --------      ----------       ------
 Total............   $    2,706   $    3,153      $    3,176          $    770      $    1,602       $    5
                     ==========   ==========      ==========          ========      ==========       ======

--------

(1)Includes other expenses, excluding amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") charged to other expenses.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                            % Amount
                                                                            Assumed
                               Gross Amount   Ceded    Assumed  Net Amount   to Net
                               ------------ ---------- -------- ----------- --------
2012
Life insurance in-force.......  $  428,803  $  391,045 $  7,750 $    45,508  17.0 %
                                ==========  ========== ======== ===========
Insurance premium
Life insurance................  $    1,815  $      572 $     11 $     1,254   0.9 %
Accident and health insurance.         248         241       --           7    -- %
                                ----------  ---------- -------- -----------
 Total insurance premium......  $    2,063  $      813 $     11 $     1,261   0.9 %
                                ==========  ========== ======== ===========
2011
Life insurance in-force.......  $  378,153  $  340,477 $  8,085 $    45,761  17.7 %
                                ==========  ========== ======== ===========
Insurance premium
Life insurance................  $    2,180  $      366 $      7 $     1,821   0.4 %
Accident and health insurance.         249         242       --           7    -- %
                                ----------  ---------- -------- -----------
 Total insurance premium......  $    2,429  $      608 $      7 $     1,828   0.4 %
                                ==========  ========== ======== ===========
2010
Life insurance in-force.......  $  326,366  $  289,559 $  8,217 $    45,024  18.3 %
                                ==========  ========== ======== ===========
Insurance premium
Life insurance................  $    1,310  $      263 $     13 $     1,060   1.2 %
Accident and health insurance.         249         242       --           7    -- %
                                ----------  ---------- -------- -----------
 Total insurance premium......  $    1,559  $      505 $     13 $     1,067   1.2 %
                                ==========  ========== ======== ===========

  For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $237.2 billion and $7.8 billion, respectively, and life insurance premiums of $478 million and $11 million, respectively. For the year ended December 31, 2011, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $195.2 billion and $8.1 billion, respectively, and life insurance premiums of $286 million and $7 million, respectively. For the year ended December 31, 2010, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $156.6 billion and $8.2 billion, respectively, and life insurance premiums of $191 million and $13 million, respectively.

                                     PART C

                                OTHER INFORMATION

ITEM 26. EXHIBITS

 EXHIBIT
  NUMBER         DESCRIPTION
------------     ---------------------------------------------------------------
    a.           Resolution of the Board of Directors of The Travelers
                 Insurance Company authorizing the establishment of the
                 Registrant. (Incorporated herein by reference to Exhibit No. 1 to Post-Effective Amendment No. 17 to the Registration
                 Statement, File No. 002-88637, on Form S-6 filed April 29,
                 1996.)

    b.           Not Applicable.

   c.1. Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers
                 Distribution LLC (Incorporated herein by reference to Exhibit c.1 to Post Effective Amendment No. 3 to the Registration
                 Statement on Form N-6, File No. 333-56952 filed February 7,
                 2003.)

   c.2. Specimen Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Travelers Fund BD III for Variable Annuities' Registration
                 Statement on Form N-4, File No. 333-65942, filed April 15,
                 2003.)

   c.3. Specimen Selling Agreement (Incorporated herein by reference to Exhibit c.3. to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-6, File No.
                 333-96519 filed April 10, 2006.)

   c.4.          Agreement and Plan of Merger between MetLife Investors
                 Distribution Company and MLI Distribution LLC dated as of
                 October 20, 2006 (Incorporated herein by reference to Exhibit c.4. to Post-Effective Amendment No. 12 to the Registration
                 Statement on Form N-6, File No. 333-96519, filed April 5,
                 2007.)

   c.5.          Retail Sales Agreement between MetLife Investors
                 Distribution Company and broker-dealers (Incorporated herein by reference to Exhibit c.5. to Post-Effective Amendment No. 12 to the Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2007.)

   c.6.          Services Agreement between MetLife Investors
                 Distribution Company and MetLife Insurance Company of
                 Connecticut and Amendment No. 1 to the Services Agreement.
                 (Incorporated herein by reference to Exhibit c.6. to Post-Effective Amendment No. 14 to the Registration Statement on Form N-6, File No. 333-96519, filed May 23, 2008.)

   c.7.          Enterprise Sales Agreement between MetLife Investors
                 Distribution Company and broker-dealers dated February 2010
                 (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 2 to the MetLife of CT Separate
                 Account QPN Registration Statement on Form N-4, File No.
                 333-156911, as filed April 6, 2010.)


   c.8.          Master Retail Sales Agreement between MetLife Investors
                 Distribution Company and broker-dealers dated September 2012
                 (Incorporated herein by reference to Exhibit 3(d) to Post-
                 Effective Amendment No. 23 to the MetLife of CT Separate
                 Account Eleven for Variable Annuities Registration Statement on
                 Form N-4, File No. 333-101778, filed April 3, 2013.)


   d.1.          Form of Variable Life Insurance Contracts.
                 (Incorporated herein by reference to Exhibit d.1. to Post-Effective Amendment No. 4 to the Registration Statement on
                 Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.2. Accidental Death Benefit Rider. (Incorporated herein by reference to Exhibit d.2. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.3. Accelerated Death Benefit Rider. (Incorporated herein by reference to Exhibit d.3. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.4. Child Term Rider. (Incorporated herein by reference to Exhibit d.4. to Post-Effective Amendment No. 4 to the
                 Registration Statement on Form N-6, File No. 333-96519 filed
                 February 10, 2003.)

   d.5. Cost of Living Adjustment Rider. (Incorporated here in by reference to Exhibit d.5. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.6. Coverage Extension Rider. (Incorporated herein by reference to Exhibit d.6. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.7. Estate Tax Repeal Rider. (Incorporated herein by reference to Exhibit d.7. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.8. Full Surrender Charge Waiver Rider. (Incorporated herein by reference to Exhibit d.8. to Post-Effective Amendment
                 No. 4 to the Registration Statement on Form N-6, File No.
                 333-96519 filed February 10, 2003.)

   d.9. Lapse Protection Guarantee Rider. (Incorporated herein by reference to Exhibit d.9. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.10. Maturity Extension Rider. (Incorporated herein by reference to Exhibit d.10. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.11. Primary Insured Term Rider. (Incorporated herein by reference to Exhibit d.11. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.12. Spouse Term Insurance Rider. (Incorporated herein by reference to Exhibit d.12. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.13. Specified Amount Payment Rider. (Incorporated herein by reference to Exhibit d.13. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.14. Waiver of Deduction Amount Rider. (Incorporated herein by reference to Exhibit d.14. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.15. Name Change Endorsement (Incorporated herein by reference to Exhibit d.15. to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-6, File No.
                 333-96519 filed April 10, 2006.)

    e.           Application for Variable Life Insurance Contracts.
                 (Incorporated herein by reference to Exhibit e to Post-Effective Amendment No. 4 to the Registration Statement on
                 Form N-6, File No. 333-96519 filed February 10, 2003.)

   f.1. Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Travelers Separate Account TM for Variable
                 Annuities' Registration Statement filed on Form N-4, File No.
                 333-40193, filed November 13, 1997.)

   f.2. By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Travelers Separate Account TM for Variable
                 Annuities' Registration Statement filed on Form N-4, File No.
                 333-40193, filed November 13, 1997.)

   f.3. Certificate of Amendment to the Charter for the Travelers Insurance Company, as effective May 1, 2006.
                 (Incorporated herein by reference to Exhibit 6(c) to the Post-Effective Amendment No. 14 to the Travelers Fund ABD for
                 Variable Annuities Registration Statement filed on Form N-4,
                 File No. 033-65343, filed April 6, 2006.)

   f.4. Certificate of Correction to the Charter for the MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 6(d) to the Post-Effective Amendment
                 No. 11 to the MetLife of CT Separate Account Nine for Variable
                 Annuities Registration Statement filed on Form N-4, File No.
                 033-65326, filed October 31, 2007.)


   f.5.          Amended and Restated By-Laws of MetLife Insurance Company of
                 Connecticut dated June 1, 2012 (Incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 23 to the MetLife of CT Separate Account Eleven for Variable
                 Annuities Registration Statement on Form N-4, File
                 No. 333-101778, filed April 3, 2013.)


    g. Specimen Reinsurance Contracts. (Incorporated herein by reference to Exhibit g to Post-Effective Amendment No. 3 to the Travelers Fund UL for Variable Life Insurance
                 Registration Statement on Form N-6, File No. 333-56952, filed
                 February 7, 2003.)

   h.1. Form of Participation Agreement. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 3 to the Travelers Fund UL for Variable Life Insurance Registration
                 Statement on Form N-6, File No. 333-56952, filed February 7,
                 2003.)

   h.2(a).       Participation Agreement with Metropolitan Series
                 Fund, Inc. (Incorporated herein by reference to Exhibit 8(e) to the Post-Effective Amendment No. 11 to the MetLife of CT
                 Separate Account Nine for Variable Annuities Registration
                 Statement filed on Form N-4, File No. 033-65326, filed October
                 31, 2007.)


   (b).          Amendment to the Participation Agreements with Metropolitan
                 Series Fund, Inc. dated April 30, 2010. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File
                 No. 333-96519, filed on April 5, 2012.)


   h.3(a).       Participation Agreement with Met Investors Series
                 Trust (Incorporated herein by reference to Exhibit h.3. to Post-Effective Amendment No. 9 to the Registrant's Registration
                 Statement on Form N-6, File No. 333-96519, filed April 10,
                 2006.)


   (b).          Amendment to the Participation Agreements with Met Investors
                 Series Trust dated April 30, 2010. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File
                 No. 333-96519, filed on April 5, 2012.)

   h.4(a).       Fund Participation Agreement among The Travelers Insurance
                 Company, The Travelers Life and Annuity Company, American
                 Variable Insurance Series (aka American Funds Insurance
                 Series), American Funds Distributors, Inc. and Capital Research and Management Company dated October 1, 1999 and amendments.
                 (Incorporated herein by reference to Post-Effective Amendment
                 No. 15 to the MetLife of CT Fund UL III for Variable Life
                 Insurance's Registration Statement on Form N-6,
                 File No. 333-71349, filed April 9, 2009).


   (b). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series,
                 Capital Research and Management Company and MetLife Insurance
                 Company of Connecticut. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of
                 CT Separate Account Eleven for Variable Annuities' Registration
                 Statement on Form N-4, File No. 333-152194, filed April 5,
                 2011.)


   h.5(a).       Amended and Restated Participation Agreement among Fidelity(R)
                 Variable Insurance Products Funds, Fidelity Distributions
                 Corporation and The Travelers Insurance Company and amendments.
                 (Incorporated herein by reference to Post-Effective Amendment
                 No. 15 to the MetLife of CT Fund UL III for Variable Life
                 Insurance's  Registration Statement on Form N-6,
                 File No. 333-71349, filed April 9, 2009).


   (b).          Summary Prospectus Agreement Among Fidelity Distributors
                 Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to MetLife of
                 CT Separate Account Eleven for Variable Annuities' Registration
                 Statement on Form N-4, File No. 333-152189, filed April 5,
                 2011.)


   h.6(a).       Amended and Restated Participation Agreement among Franklin
                 Templeton Variable Insurance Products Trust, Franklin/Templeton
                 Distributors, Inc., The Travelers Insurance Company, The
                 Travelers Life and Annuity Company and Travelers Distribution
                 LLC dated May 1, 2004 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the MetLife of CT Fund UL III for Variable Life Insurance's Registration
                 Statement on Form N-6, File No. 333-71349, filed April 9,
                 2009).


   (b).          Amendment No. 5 dated October 5, 2010 to the Amended and
                 Restated Participation Agreement dated May 1, 2004 Among
                 Franklin Templeton Variable Insurance Products Trust,
                 Franklin/Templeton Distributors, Inc., MetLife Insurance
                 Company of Connecticut and MetLife Investors Distribution
                 Company. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate
                 Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


   (c).          Participation Agreement Addendum with Franklin Templeton
                 Variable Insurance Products Trust dated May 1, 2011.
                 (Incorporated herein by reference to Post-Effective Amendment
                 No. 18 to the Registrant's Registration Statement on Form N-6,
                 File No. 333-96519, filed on April 5, 2012.)

   h.7(a).       Fund Participation Agreement among Janus Aspen Series, The
                 Travelers Insurance Company and The travelers Life and Annuity
                 Company dated May 1, 2000 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the MetLife of CT Fund UL III for Variable Life
                 Insurance's Registration Statement on Form N-6, File
                 No. 333-71349, filed April 9, 2009).

   (b).          Amendment No. 8 to Participation Agreement with Janus Aspen
                 Series effective as of May 1, 2011. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File
                 No. 333-96519, filed on April 5, 2012.)

   h.8(a).       Participation Agreement among Legg Mason Partners Variable
                 Equity Trust, Legg Mason Partners Variable Income Trust, Legg
                 Mason Investor Services, LLC, Legg Mason Partners Fund Advisor,
                 LLC and MetLife Insurance Company of Connecticut dated January
                 1, 2009. (Incorporated herein by reference to Post-Effective
                 Amendment No. 15 to the MetLife of CT Fund UL III for Variable Life
                 Insurance's Registration Statement on Form N-6, File
                 No. 333-71349, filed April 9, 2009).


   (b). Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable
                 Equity Trust, Legg Mason Partners Variable Income Trust, Legg
                 Mason Investor Services, LLC, Legg Mason Partners Fund Advisor,
                 LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective
                 Amendment No. 3 to MetLife of CT Separate Account Eleven for
                 Variable Annuities' Registration Statement on Form N-4, File
                 No. 333-152189, filed April 5, 2011.)


   h.9(a).       Participation Agreement among Pioneer Variable Contracts Trust,
                 The Travelers Insurance Company and The Travelers Life and
                 Annuity Company, Pioneer Investment Management, Inc. and
                 Pioneer Funds Distributor, Inc. dated January 1, 2002 and
                 amendments. (Incorporated herein by reference to Post-Effective
                 Amendment No. 15 to the MetLife of CT Fund UL III for Variable Life
                 Insurance's Registration Statement on Form N-6, File
                 No. 333-71349, filed April 9, 2009).

   (b).          Amendment No. 3 to the Participation Agreement with Pioneer
                 Investment Management, Inc. effective as of May 1, 2011.
                 (Incorporated herein by reference to Post-Effective Amendment
                 No. 18 to the Registrant's Registration Statement on Form N-6,
                 File No. 333-96519, filed on April 5, 2012.)

   h.10.         Fund Participation Agreement among The Merger Fund VL,
                 Westchester Capital management, Inc. and The Travelers
                 Insurance Company dated August 1, 2003 and amendment.
                 (Incorporated herein by reference to Post-Effective Amendment
                 No. 15 to the MetLife of CT Fund UL III for Variable Life
                 Insurance's Registration Statement on Form N-6, File
                 No. 333-71349, filed April 9, 2009).

   h.11(a).      Participation Agreement among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation
                 and The Travelers Insurance Company dated July 1,
                 2003.(Incorporated herein by reference to Post-Effective
                 Amendment No. 15 to the MetLife of CT Fund UL III for Variable Life
                 Insurance's Registration Statement on Form N-6, File
                 No. 333-71349, filed April 9, 2009).

   (b).          Third Amendment to Participation Agreement with Vanguard
                 Variable Insurance Fund effective May 1, 2011. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File
                 No. 333-96519, filed on April 5, 2012.)

   h.12(a).      Participation Agreement dated December 5, 2003 between Goldman
                 Sachs Variable Insurance Trust, The Travelers Insurance Company and The Travelers Life and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrants Registration statement on Form N-6, File No.
                 333-96519, filed April 6, 2011.)

   (b).          Amendment No. 2 to Participation Agreement with Goldman, Sachs
                 & Co. effective as May 1, 2010. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File
                 No. 333-96519, filed on April 5, 2012.)

   h.13          Amendment dated January 15, 2013 to the Participation Agreement
                 Among Franklin Templeton Variable Insurance Products Trust,
                 Franklin/Templeton Distributors, Inc., MetLife Insurance
                 Company of Connecticut and MetLife Investors Distribution
                 Company (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective Amendment No. 23 to the
                 MetLife of CT Separate Account Eleven for Variable Annuities
                 Registration Statement on Form N-4, File No. 333-101778, filed
                 April 3, 2013.)


    i.           Administrative Contracts. Not applicable.

    j.           None

    k. Opinion of counsel as to the legality of the securities being registered. (Incorporated herein by reference to Exhibit k to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519, filed
                 February 10, 2003.)

    l. Actuarial Representation Letter. (Incorporated herein by reference to Exhibit 1. to Post-Effective Amendment No. 13 to the Registration Statement on Form N-6, File No. 333-96519, filed April 7, 2008.)

    m. Calculation Exhibit. (Incorporated herein by reference to Exhibit 1. to Post-Effective Amendment No. 13 to the
                 Registration Statement on Form N-6, File No. 333-96519, filed
                 April 7, 2008.)

    n.           Consent of Deloitte & Touche LLP, Independent
                 Registered Public Accounting Firm. (Filed herewith.)

    o.           Omitted Financial Statement. Not applicable.

    p.           Initial Capital Agreements. Not applicable.

    q. Redeemability Exemption. (Incorporated herein by reference to Exhibit q to Post-Effective Amendment No. 27 to the Registration Statement on Form N-6, File No. 02-88637, filed April 29, 2005.)


    r.           Powers of Attorney for Eric T. Steigerwalt, Elizabeth M.
                 Forget, Gene L. Lunman, Stanley J. Talbi and Peter M. Carlson
                 (Filed herewith.)


ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL                     POSITIONS AND OFFICES WITH INSURANCE COMPANY
BUSINESS ADDRESS
------------------------               -----------------------------------------------------------------------------
Eric T. Steigerwalt                    Chairman of the Board, President and Chief Executive Officer and a Director
Metropolitan Life Insurance Company
501 Route 22
Bridgewater, NJ 08807

Elizabeth M. Forget                    Director and Senior Vice President
Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

Gene L. Lunman                         Director and Senior Vice President
Metropolitan Life Insurance Company
1300 Hall Boulevard
Bloomfield, CT 06002

Ricardo A. Anzaldua                    General Counsel
Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

Peter M. Carlson                       Executive Vice President and Chief Accounting Officer
Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

Steven J. Goulart                      Executive Vice President and Chief Investment Officer
Metropolitan Life Insurance Company
10 Park Avenue
Morristown, NJ 07962

Stanley J. Talbi                       Executive Vice President and Chief Financial Officer
Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

Robin Lenna                            Executive Vice President
Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

Marlene B. Debel                       Senior Vice President and Treasurer
Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) under Connecticut insurance law. The Registrant and Depositor are ultimately controlled by MetLife, Inc.

An organizational chart for MetLife, Inc. is as follows:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2012

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2012. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

            e)    1320 GP LLC (DE)

            f) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

     4.     MetLife Reinsurance Company of Delaware (DE)

E. MetLife Chile Inversiones SpA (Chile) - 70.4345328853% of MetLife Chile Inversiones SpA is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones SpA and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones SpA.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones SpA and the remaining interest is owned by a third party.

            a) Legalgroup S.A. (Chile) - 99% of Legalgroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% of Metropolitan Life Seguros de Vida S.A. is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.000002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Previsional MetLife S.A., 79.88% is owned by MetLife Seguros de Vida S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      17. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      18.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27.   Headland Properties Associates (CA) - 1% is owned by
            Headland-Pacific Palisades, LLC and 99% is owned by Metropolitan Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 66.67% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 18.18% is owned by MetLife Investors USA Insurance Company, 12.12% is owned by MetLife Insurance Company of Connecticut and 3.03% is owned by Metropolitan Property and Casualty Insurance Company.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      8.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Management, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   Federal Flood Certification LLC (TX)

AD.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   1) MetLife EU Holding Company Limited (Ireland) - 18.234% of MetLife EU Holding Company Limited is owned by ALICO and the remaining interest is owned by MetLife Global Holding Company II GmbH.

                       aa) MetLife Europe Limited (Ireland)

                           ii. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.99999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.00001% is owned by Natilportem Holdings, Inc.

                   2)  MetLife S.A. (France)

                       aa) Hestis S.A.(France) - 66.06% of Hestis S.A. is owned
                           by ALICO and the remaining interests are owned by third parties.

                       bb) MetLife Solutions S.A.S. (France)

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4.    MetLife Holdings (Cyprus) Limited (Cyprus)

      5.    ALICO Limited (Nigeria)

      6.    American Life Limited (Nigeria)

      7. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      8. MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.972% of MetLife Emeklilik ve Hayat A.S. is owned by ALICO and the remaining interests are owned by third parties.

      9.    ALICO Zhivotozastrahovat elno Druzestvo EAD (Bulgaria)

      10.   Amcico pojist'ovna a.s. (Czech Republic)

            (a)   Metlife pojist'ovna a.s. (Czech Republic)

      11.   American Life Insurance Company (Cyprus) Limited (Cyprus)

      12.   MetLife Alico Life Insurance Company S.A. (Greece)

            a) ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      13. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt. (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

            b)    Metlife Biztosito Zrt. (Hungary)

      14. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      15. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining 0.000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

            b)    Metropolitan Training and Consulting S.R.L. (Romania)

            c) Metropolitan Life Asigurari S.A. (Romania) - 99.9999% of Metropolitan Life Asigurari S.A. is owned by ALICO Asigurari Romania S.A. and 0.0001% is owned by International Technical and Advisory Services Limited.

      16.   International Investment Holding Company Limited (Russia)

      17.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      18.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.04% is owned by International Technical and Advisory Services Limited.

      19.   MetLife AMSLICO poist'ovna a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav. spol., a.s. (Slovakia)

      20.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      21.   ALICO Management Services Limited (United Kingdom)

      22.   ZEUS Administration Services Limited (United Kingdom)

      23. ALICO Trustees Ltd. (United Kingdom) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interest is owned by International Technical and Advisory Services Limited.

      24. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by ALICO 0.0005% is owned by International Technical and Advisory Services Limited and the remaining 0.0005% is owned by Borderland Investment Limited.

      25.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      26.   International Technical and Advisory Services Limited (USA-Delaware)

      27.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      28. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and the remaining interest by International Technical & Advisory Services.

      29. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and the remaining interest by International Technical & Advisory Services.

      30. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989997% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.01% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      31. ALICO Mexico Compania de Seguros de Vida, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by ALICO and 0.000002% is owned by International Technical and Advisory Services Limited.

      32.   MetLife Seguros de Vida, S.A. (Uruguay)

      33. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      34.   Alpha Properties, Inc. (USA-Delaware)

      35.   Beta Properties, Inc. (USA-Delaware)

      36.   Delta Properties Japan, Inc. (USA-Delaware)

      37.   Epsilon Properties Japan, Inc. (USA-Delaware)

      38.   Iris Properties, Inc. (USA-Delaware)

      39.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 29. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter, as well as certain other subsidiaries of MetLife are covered.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  30. PRINCIPAL UNDERWRITER

(a)   MetLife Investors Distribution Company ("MLIDC")
      5 Park Plaza, Suite 1900
      Irvine, CA 92614

MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following funds:

MetLife of CT Separate Account Eleven for Variable Annuities, MetLife of CT Separate Account QPN for Variable Annuities, MetLife of CT Fund UL for Variable Life Insurance, MetLife of CT Fund UL III for Variable Life Insurance, Metropolitan Life Variable Annuity Separate Account II, Metropolitan Series Fund, Met Investors Series Trust, MetLife Investors USA Separate Account
A, MetLife Investors USA Variable Life Account A, MetLife Investors Variable Annuity Account One, MetLife Investors Variable Life Account One, First MetLife Investors Variable Annuity Account One, General American Separate Account Eleven, General American Separate Account Twenty- Eight, General American Separate Account Twenty- Nine, General

American Separate Account Two, Security Equity Separate Account 26, Security Equity Separate Account 27, Metropolitan Life Separate Account E, Metropolitan Life Separate Account UL, Metropolitan Tower Separate Account One, Metropolitan Tower Separate Account Two, Paragon Separate Account A, Paragon Separate Account B, Paragon Separate Account C and Paragon Separate Account D.

(b) MetLife Investors Distribution Company is the principal underwriter for the Policies. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.


NAME AND PRINCIPAL                     POSITIONS AND OFFICES
BUSINESS OFFICE                        WITH UNDERWRITER
-----------------------                ---------------------------------------------------------------------
Mark E. Rosenthal                      President
Metropolitan Life Insurance Company
5 Park Plaza, Suite 1900
Irvine, CA 92614

Elizabeth M. Forget                    Director and Executive Vice President
Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                        Director and Executive Vice President, National Sales Manager- Life
Metropolitan Life Insurance Company
501 Route 22
Bridgewater, NJ 08807

Jay S. Kaduson                         Senior Vice President
Metropolitan Life Insurance Company
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

John G. Martinez                       Vice President and Chief Financial Officer
Metropolitan Life Insurance Company
18210 Crane Nest Drive
Tampa, FL 33647

Marlene B. Debel                       Treasurer
Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036




                                                          (3)
                                                     Compensation
                                                       on Events
          (1)                      (2)              Occasioning the
        Name of              Net Underwriting       Deduction of a             (4)                  (5)
       Principal              Discounts and         Deferred Sales          Brokerage              Other
      Underwriter              Commissions               Load              Commissions         Compensation
MetLife Investors
Distribution Company         $     1,595,380        $            0         $         0         $          0




MLIDC as the principal underwriter and distributor, does not receive any fees on the Policies. The Company pays compensation directly to broker-dealers who have selling agreements with MLIDC.

Tower Square Securities, Inc. provides certain limited services to MLIDC in the course of ordinary business as a principal underwriter to maintain its status as a broker-dealer in good standing with FINRA. Tower Square Securities, Inc. allocates such expenses to MLIDC.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS


            MetLife Insurance Company of Connecticut
            1300 Hall Boulevard,
            Bloomfield, Connecticut 06002


ITEM 32. MANAGEMENT SERVICES

Not Applicable.

ITEM 33. FEE REPRESENTATION

MetLife Insurance Company of Connecticut hereby represents that the aggregate charges under the Policies of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company of Connecticut.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration statement under Rule 485(b) and has duly caused this post-effective amendment to this registration statement to be signed on its behalf in the City of Boston, and Commonwealth of Massachusetts, on this 4th day of April, 2013.



                      MetLife of CT Fund UL for Variable Life Insurance
                                 (Registrant)
                      MetLife Insurance Company of Connecticut

                                 (Depositor)

                      By:          /s/  Robert L. Staffier, Jr.
                                   ------------------------------------
                                   Robert L. Staffier, Jr.
                                   Vice President

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration under Rule 485(b) and has duly caused this post-effective amendment to this registration statement to be signed on its behalf in the City of Boston, and Commonwealth of Massachusetts, on this 4th day of April, 2013.



                      MetLife Insurance Company of Connecticut

                                 (Depositor)

                      By:     /s/  Robert L. Staffier, Jr.
                              --------------------------------
                              Robert L. Staffier, Jr.
                              Vice President



As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 4th day of April, 2013.



/s/  *Eric T. Steigerwalt    Chairman of the Board, President and
--------------------------   Chief Executive Officer and Director
Eric T. Steigerwalt

/s/  *Elizabeth M. Forget    Director and Senior Vice
--------------------------   President
Elizabeth M. Forget

/s/  *Gene L. Lunman         Director and Senior Vice
--------------------------   President
Gene L. Lunman

/s/  *Stanley J. Talbi       Executive Vice President and Chief
--------------------------   Financial Officer
Stanley J. Talbi

/s/  *Peter M. Carlson       Executive Vice President and Chief
--------------------------   Accounting Officer
Peter M. Carlson



By:    /s/  John E. Connolly, Jr.
     ----------------------------
       John E. Connolly, Jr.,
       Attorney-in-fact


* Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 Exhibit Index


Exhibit Letter Description

n.             Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm

r.             Powers of Attorney